UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2026

Date of reporting period:	6/30/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

The Prudential Series Fund
PSF Global Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class I	$27	0.52%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 1,165,732,282
Number of portfolio holdings	578
Portfolio turnover rate for the period	44%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.5% represents investments purchased with collateral from securities on loan)	31.5%
Unaffiliated Exchange-Traded Funds - Equity	10.9%
Semiconductors & Semiconductor Equipment	9.4%
Banks	4.5%
Technology Hardware, Storage & Peripherals	3.5%
Interactive Media & Services	3.3%
Software	3.2%
Pharmaceuticals	2.3%
Oil, Gas & Consumable Fuels	2.0%
Capital Markets	1.9%
Machinery	1.8%
Aerospace & Defense	1.6%
Financial Services	1.6%
Broadline Retail	1.6%
Insurance	1.5%
Automobiles	1.3%
Electrical Equipment	1.3%
Biotechnology	1.2%
Health Care Providers & Services	1.1%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Food Products	0.9%
Electronic Equipment, Instruments & Components	0.8%
Consumer Staples Distribution & Retail	0.8%
Electric Utilities	0.8%
IT Services	0.8%
Hotels, Restaurants & Leisure	0.8%
Diversified Telecommunication Services	0.7%
Specialty Retail	0.7%
Health Care Equipment & Supplies	0.6%
Beverages	0.5%
Communications Equipment	0.5%
Entertainment	0.5%
Chemicals	0.5%
Life Sciences Tools & Services	0.5%
Ground Transportation	0.5%
Others*	5.2%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information,
portfolio
holdings
, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

GLOBL_SAR

The Prudential Series Fund
PSF Global Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class III	$40	0.77%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 1,165,732,282
Number of portfolio holdings	578
Portfolio turnover rate for the period	44%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.5% represents investments purchased with collateral from securities on loan)	31.5%
Unaffiliated Exchange-Traded Funds - Equity	10.9%
Semiconductors & Semiconductor Equipment	9.4%
Banks	4.5%
Technology Hardware, Storage & Peripherals	3.5%
Interactive Media & Services	3.3%
Software	3.2%
Pharmaceuticals	2.3%
Oil, Gas & Consumable Fuels	2.0%
Capital Markets	1.9%
Machinery	1.8%
Aerospace & Defense	1.6%
Financial Services	1.6%
Broadline Retail	1.6%
Insurance	1.5%
Automobiles	1.3%
Electrical Equipment	1.3%
Biotechnology	1.2%
Health Care Providers & Services	1.1%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Food Products	0.9%
Electronic Equipment, Instruments & Components	0.8%
Consumer Staples Distribution & Retail	0.8%
Electric Utilities	0.8%
IT Services	0.8%
Hotels, Restaurants & Leisure	0.8%
Diversified Telecommunication Services	0.7%
Specialty Retail	0.7%
Health Care Equipment & Supplies	0.6%
Beverages	0.5%
Communications Equipment	0.5%
Entertainment	0.5%
Chemicals	0.5%
Life Sciences Tools & Services	0.5%
Ground Transportation	0.5%
Others*	5.2%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information,
portfolio
holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF01_SAR

The Prudential Series Fund
PSF PGIM 50/50 Balanced Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM 50/50 Balanced Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class I	$30	0.58%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 2,894,356,080
Number of portfolio holdings	1,826
Portfolio turnover rate for the period	37%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.4% represents investments purchased with collateral from securities on loan)	12.0%
U.S. Government Agency Obligations	10.2%
Semiconductors & Semiconductor Equipment	9.7%
U.S. Treasury Obligations	6.2%
Banks	5.0%
Technology Hardware, Storage & Peripherals	4.2%
Software	3.9%
Interactive Media & Services	3.9%
Commercial Mortgage-Backed Securities	3.2%
Automobiles	2.9%
Collateralized Loan Obligations	2.2%
Pharmaceuticals	1.9%
Broadline Retail	1.9%
Financial Services	1.7%
Capital Markets	1.5%
Oil, Gas & Consumable Fuels	1.4%
Aerospace & Defense	1.3%
Insurance	1.1%
Electric	1.1%
Residential Mortgage-Backed Securities	1.1%
Machinery	1.0%
Pipelines	0.9%
Consumer Staples Distribution & Retail	0.9%
Health Care Providers & Services	0.8%
Industry Classification	% of Net Assets
Biotechnology	0.8%
Hotels, Restaurants & Leisure	0.8%
Telecommunications	0.8%
Specialty Retail	0.8%
Electric Utilities	0.7%
Electrical Equipment	0.7%
Health Care Equipment & Supplies	0.7%
Consumer Loans	0.7%
Communications Equipment	0.7%
Sovereign Bonds	0.6%
Chemicals	0.6%
Electronic Equipment, Instruments & Components	0.6%
Beverages	0.6%
Entertainment	0.5%
Unaffiliated Exchange-Traded Funds - Equity	0.5%
Oil & Gas	0.5%
Others*	10.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You
can
find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

CONSV_SAR

The Prudential Series Fund
PSF PGIM 50/50 Balanced Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM 50/50 Balanced Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class III	$42	0.83%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 2,894,356,080
Number of portfolio holdings	1,826
Portfolio turnover rate for the period	37%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.4% represents investments purchased with collateral from securities on loan)	12.0%
U.S. Government Agency Obligations	10.2%
Semiconductors & Semiconductor Equipment	9.7%
U.S. Treasury Obligations	6.2%
Banks	5.0%
Technology Hardware, Storage & Peripherals	4.2%
Software	3.9%
Interactive Media & Services	3.9%
Commercial Mortgage-Backed Securities	3.2%
Automobiles	2.9%
Collateralized Loan Obligations	2.2%
Pharmaceuticals	1.9%
Broadline Retail	1.9%
Financial Services	1.7%
Capital Markets	1.5%
Oil, Gas & Consumable Fuels	1.4%
Aerospace & Defense	1.3%
Insurance	1.1%
Electric	1.1%
Residential Mortgage-Backed Securities	1.1%
Machinery	1.0%
Pipelines	0.9%
Consumer Staples Distribution & Retail	0.9%
Health Care Providers & Services	0.8%
Industry Classification	% of Net Assets
Biotechnology	0.8%
Hotels, Restaurants & Leisure	0.8%
Telecommunications	0.8%
Specialty Retail	0.8%
Electric Utilities	0.7%
Electrical Equipment	0.7%
Health Care Equipment & Supplies	0.7%
Consumer Loans	0.7%
Communications Equipment	0.7%
Sovereign Bonds	0.6%
Chemicals	0.6%
Electronic Equipment, Instruments & Components	0.6%
Beverages	0.6%
Entertainment	0.5%
Unaffiliated Exchange-Traded Funds - Equity	0.5%
Oil & Gas	0.5%
Others*	10.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
Y
ou can
find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information,
portfolio
holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF04_SAR

The Prudential Series Fund
PSF PGIM Ballast Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Ballast Portfolio (the “Portfolio”) for the
period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Ballast Portfolio—Class I	$36	0.70%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 6,697,496
Number of portfolio holdings	14
Portfolio turnover rate for the period	34%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	26.2%
Options Purchased	24.6%
U.S. Treasury Obligations	21.1%
U.S. Government Agency Obligations	15.3%
Unaffiliated Exchange-Traded Funds - Equity	8.2%
Unaffiliated Exchange-Traded Funds - Fixed Income	4.7%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

BALST_SAR

The Prudential Series Fund
PSF PGIM Flexible Managed Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Flexible Managed Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class I	$32	0.62%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 5,396,755,843
Number of portfolio holdings	1,796
Portfolio turnover rate for the period	66%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.9%
U.S. Government Agency Obligations	8.6%
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	6.6%
Technology Hardware, Storage & Peripherals	5.2%
U.S. Treasury Obligations	5.0%
Interactive Media & Services	4.9%
Banks	4.8%
Software	4.7%
Commercial Mortgage-Backed Securities	3.1%
Automobiles	3.0%
Broadline Retail	2.5%
Pharmaceuticals	2.4%
Collateralized Loan Obligations	2.3%
Financial Services	2.0%
Capital Markets	1.9%
Oil, Gas & Consumable Fuels	1.6%
Aerospace & Defense	1.6%
Insurance	1.3%
Machinery	1.2%
Health Care Providers & Services	1.1%
Biotechnology	1.1%
Consumer Staples Distribution & Retail	1.0%
Electric	1.0%
Electrical Equipment	1.0%
Electric Utilities	0.9%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	0.9%
Electronic Equipment, Instruments & Components	0.9%
Pipelines	0.8%
Residential Mortgage-Backed Securities	0.8%
Specialty Retail	0.8%
Health Care Equipment & Supplies	0.7%
Beverages	0.7%
Communications Equipment	0.7%
Chemicals	0.7%
Telecommunications	0.7%
Oil & Gas	0.6%
Consumer Loans	0.6%
Ground Transportation	0.5%
Sovereign Bonds	0.5%
Entertainment	0.5%
Diversified Telecommunication Services	0.5%
Specialized REITs	0.5%
Others*	9.1%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information,
portfolio
holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

FLXMG_SAR

The Prudential Series Fund
PSF PGIM Flexible Managed Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT –
JUNE
30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Flexible Managed Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class III	$44	0.87%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 5,396,755,843
Number of portfolio holdings	1,796
Portfolio turnover rate for the period	66%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.9%
U.S. Government Agency Obligations	8.6%
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	6.6%
Technology Hardware, Storage & Peripherals	5.2%
U.S. Treasury Obligations	5.0%
Interactive Media & Services	4.9%
Banks	4.8%
Software	4.7%
Commercial Mortgage-Backed Securities	3.1%
Automobiles	3.0%
Broadline Retail	2.5%
Pharmaceuticals	2.4%
Collateralized Loan Obligations	2.3%
Financial Services	2.0%
Capital Markets	1.9%
Oil, Gas & Consumable Fuels	1.6%
Aerospace & Defense	1.6%
Insurance	1.3%
Machinery	1.2%
Health Care Providers & Services	1.1%
Biotechnology	1.1%
Consumer Staples Distribution & Retail	1.0%
Electric	1.0%
Electrical Equipment	1.0%
Electric Utilities	0.9%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	0.9%
Electronic Equipment, Instruments & Components	0.9%
Pipelines	0.8%
Residential Mortgage-Backed Securities	0.8%
Specialty Retail	0.8%
Health Care Equipment & Supplies	0.7%
Beverages	0.7%
Communications Equipment	0.7%
Chemicals	0.7%
Telecommunications	0.7%
Oil & Gas	0.6%
Consumer Loans	0.6%
Ground Transportation	0.5%
Sovereign Bonds	0.5%
Entertainment	0.5%
Diversified Telecommunication Services	0.5%
Specialized REITs	0.5%
Others*	9.1%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF05_SAR

The Prudential Series Fund
PSF PGIM Government Money Market
Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio—Class I	$16	0.32%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 1,326,650,442
Number of portfolio holdings	96

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Sector Classification	% of Net Assets
U.S. Government Agency Obligations	47.0%
U.S. Treasury Obligations	34.9%
Repurchase Agreements	17.8%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s
prospectus
, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

MMRKT_SAR

The Prudential Series Fund
PSF PGIM Government Money Market
Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio—Class III	$28	0.57%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 1,326,650,442
Number of portfolio holdings	96

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Sector Classification	% of Net Assets
U.S. Government Agency Obligations	47.0%
U.S. Treasury Obligations	34.9%
Repurchase Agreements	17.8%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the
Portfolio’s
prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

MRKT3_SAR

The Prudential Series Fund
PSF PGIM High Yield Bond Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM High Yield Bond Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class I	$29	0.57%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 695,256,082
Number of portfolio holdings	841
Portfolio turnover rate for the period	27%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Credit Quality	% of Total Investments
AAA	0.6
AA	9.5
BBB	2.5
BB	41.1
B	31.5
CCC and Below	12.1
NR	3.2
Cash/Cash Equivalents	(0.5)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
,
including
the
Portfolio’s
prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

HYLDB_SAR

The Prudential Series Fund
PSF PGIM High Yield Bond Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM High Yield Bond Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class III	$41	0.82%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 695,256,082
Number of portfolio holdings	841
Portfolio turnover rate for the period	27%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Credit Quality	% of Total Investments
AAA	0.6
AA	9.5
BBB	2.5
BB	41.1
B	31.5
CCC and Below	12.1
NR	3.2
Cash/Cash Equivalents	(0.5)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
,
including
the
Portfolio’s
prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF07_SAR

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Jennison Blend Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class I	$24	0.45%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 8,460,256,821
Number of portfolio holdings	96
Portfolio turnover rate for the period	50%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.3%
Banks	9.0%
Interactive Media & Services	8.8%
Technology Hardware, Storage & Peripherals	8.7%
Software	5.3%
Affiliated Mutual Fund - Short-Term Investment (4.5% represents investments purchased with collateral from securities on loan)	5.2%
Oil, Gas & Consumable Fuels	4.2%
Broadline Retail	3.8%
Insurance	3.7%
Pharmaceuticals	3.3%
Aerospace & Defense	2.3%
Communications Equipment	2.2%
Machinery	2.2%
Specialty Retail	2.1%
Financial Services	1.9%
Entertainment	1.9%
Automobiles	1.8%
Ground Transportation	1.8%
Health Care Providers & Services	1.7%
Diversified Telecommunication Services	1.2%
Electrical Equipment	1.2%
Industry Classification	% of Net Assets
Multi-Utilities	1.0%
Biotechnology	1.0%
Household Durables	1.0%
Electronic Equipment, Instruments & Components	0.8%
Textiles, Apparel & Luxury Goods	0.7%
Beverages	0.7%
Residential REITs	0.7%
Consumer Staples Distribution & Retail	0.6%
Building Products	0.6%
Electric Utilities	0.6%
Industrial REITs	0.6%
IT Services	0.6%
Energy Equipment & Services	0.5%
Specialized REITs	0.5%
Construction & Engineering	0.5%
Hotels, Restaurants & Leisure	0.5%
Others*	2.0%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the
Portfolio’s
prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQUIT_SAR

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class II
SEMIANNUAL SHAREHOLDER REPORT – JUNE
30
, 2026
This
semiannual shareholder report
contains important information about the Class II shares of PSF PGIM Jennison Blend Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class II	$45	0.85%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 8,460,256,821
Number of portfolio holdings	96
Portfolio turnover rate for the period	50%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.3%
Banks	9.0%
Interactive Media & Services	8.8%
Technology Hardware, Storage & Peripherals	8.7%
Software	5.3%
Affiliated Mutual Fund - Short-Term Investment (4.5% represents investments purchased with collateral from securities on loan)	5.2%
Oil, Gas & Consumable Fuels	4.2%
Broadline Retail	3.8%
Insurance	3.7%
Pharmaceuticals	3.3%
Aerospace & Defense	2.3%
Communications Equipment	2.2%
Machinery	2.2%
Specialty Retail	2.1%
Financial Services	1.9%
Entertainment	1.9%
Automobiles	1.8%
Ground Transportation	1.8%
Health Care Providers & Services	1.7%
Diversified Telecommunication Services	1.2%
Electrical Equipment	1.2%
Industry Classification	% of Net Assets
Multi-Utilities	1.0%
Biotechnology	1.0%
Household Durables	1.0%
Electronic Equipment, Instruments & Components	0.8%
Textiles, Apparel & Luxury Goods	0.7%
Beverages	0.7%
Residential REITs	0.7%
Consumer Staples Distribution & Retail	0.6%
Building Products	0.6%
Electric Utilities	0.6%
Industrial REITs	0.6%
IT Services	0.6%
Energy Equipment & Services	0.5%
Specialized REITs	0.5%
Construction & Engineering	0.5%
Hotels, Restaurants & Leisure	0.5%
Others*	2.0%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQUIT_SAR CL II

The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT –
JU
NE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Jennison Blend Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class III	$37	0.70%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 8,460,256,821
Number of portfolio holdings	96
Portfolio turnover rate for the period	50%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.3%
Banks	9.0%
Interactive Media & Services	8.8%
Technology Hardware, Storage & Peripherals	8.7%
Software	5.3%
Affiliated Mutual Fund - Short-Term Investment (4.5% represents investments purchased with collateral from securities on loan)	5.2%
Oil, Gas & Consumable Fuels	4.2%
Broadline Retail	3.8%
Insurance	3.7%
Pharmaceuticals	3.3%
Aerospace & Defense	2.3%
Communications Equipment	2.2%
Machinery	2.2%
Specialty Retail	2.1%
Financial Services	1.9%
Entertainment	1.9%
Automobiles	1.8%
Ground Transportation	1.8%
Health Care Providers & Services	1.7%
Diversified Telecommunication Services	1.2%
Electrical Equipment	1.2%
Industry Classification	% of Net Assets
Multi-Utilities	1.0%
Biotechnology	1.0%
Household Durables	1.0%
Electronic Equipment, Instruments & Components	0.8%
Textiles, Apparel & Luxury Goods	0.7%
Beverages	0.7%
Residential REITs	0.7%
Consumer Staples Distribution & Retail	0.6%
Building Products	0.6%
Electric Utilities	0.6%
Industrial REITs	0.6%
IT Services	0.6%
Energy Equipment & Services	0.5%
Specialized REITs	0.5%
Construction & Engineering	0.5%
Hotels, Restaurants & Leisure	0.5%
Others*	2.0%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF08_SAR

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Jennison Growth Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also
request
this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class I	$31	0.60%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 4,759,017,199
Number of portfolio holdings	50
Portfolio turnover rate for the period	12%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.0%
Software	11.4%
Interactive Media & Services	10.9%
Technology Hardware, Storage & Peripherals	7.0%
Broadline Retail	6.3%
Pharmaceuticals	5.2%
Aerospace & Defense	4.9%
Financial Services	4.2%
Entertainment	3.6%
IT Services	3.2%
Consumer Staples Distribution & Retail	3.2%
Automobiles	2.9%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.2%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.4%
Electronic Equipment, Instruments & Components	1.4%
Biotechnology	1.2%
Electric Utilities	1.2%
Capital Markets	1.1%
Health Care Equipment & Supplies	1.0%
Diversified Telecommunication Services	1.0%
Electrical Equipment	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JENNI_SAR

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class II
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30,
202
6
This
semiannual shareholder report
contains important information about the Class II shares of PSF PGIM Jennison Growth Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class II	$51	1.00%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 4,759,017,199
Number of portfolio holdings	50
Portfolio turnover rate for the period	12%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.0%
Software	11.4%
Interactive Media & Services	10.9%
Technology Hardware, Storage & Peripherals	7.0%
Broadline Retail	6.3%
Pharmaceuticals	5.2%
Aerospace & Defense	4.9%
Financial Services	4.2%
Entertainment	3.6%
IT Services	3.2%
Consumer Staples Distribution & Retail	3.2%
Automobiles	2.9%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.2%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.4%
Electronic Equipment, Instruments & Components	1.4%
Biotechnology	1.2%
Electric Utilities	1.2%
Capital Markets	1.1%
Health Care Equipment & Supplies	1.0%
Diversified Telecommunication Services	1.0%
Electrical Equipment	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JENNI_SAR CL II

The Prudential Series Fund
PSF PGIM Jennison Growth Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Jennison Growth Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class III	$43	0.85%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 4,759,017,199
Number of portfolio holdings	50
Portfolio turnover rate for the period	12%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.0%
Software	11.4%
Interactive Media & Services	10.9%
Technology Hardware, Storage & Peripherals	7.0%
Broadline Retail	6.3%
Pharmaceuticals	5.2%
Aerospace & Defense	4.9%
Financial Services	4.2%
Entertainment	3.6%
IT Services	3.2%
Consumer Staples Distribution & Retail	3.2%
Automobiles	2.9%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.2%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.4%
Electronic Equipment, Instruments & Components	1.4%
Biotechnology	1.2%
Electric Utilities	1.2%
Capital Markets	1.1%
Health Care Equipment & Supplies	1.0%
Diversified Telecommunication Services	1.0%
Electrical Equipment	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF10_SAR

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT –
JUNE
30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Jennison Value Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class I	$23	0.42%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 2,306,387,935
Number of portfolio holdings	65
Portfolio turnover rate for the period	20%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Banks	11.1%
Semiconductors & Semiconductor Equipment	9.0%
Oil, Gas & Consumable Fuels	7.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	6.9%
Pharmaceuticals	5.4%
Aerospace & Defense	5.1%
Insurance	4.3%
Multi-Utilities	4.3%
Broadline Retail	4.2%
Technology Hardware, Storage & Peripherals	4.1%
Software	3.7%
Machinery	2.8%
Consumer Staples Distribution & Retail	2.6%
Interactive Media & Services	2.4%
Capital Markets	2.2%
Communications Equipment	2.0%
Chemicals	1.9%
Building Products	1.8%
Automobiles	1.7%
Industry Classification	% of Net Assets
Electric Utilities	1.6%
Industrial Conglomerates	1.5%
Household Durables	1.5%
Residential REITs	1.4%
Health Care Providers & Services	1.4%
Biotechnology	1.4%
Ground Transportation	1.4%
Trading Companies & Distributors	1.3%
Entertainment	1.2%
Specialized REITs	1.1%
Industrial REITs	1.1%
Specialty Retail	0.9%
Electrical Equipment	0.9%
IT Services	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQINC_SAR

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class II
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class II shares of PSF PGIM Jennison Value Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also
request
this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class II	$44	0.82%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 2,306,387,935
Number of portfolio holdings	65
Portfolio turnover rate for the period	20%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Banks	11.1%
Semiconductors & Semiconductor Equipment	9.0%
Oil, Gas & Consumable Fuels	7.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	6.9%
Pharmaceuticals	5.4%
Aerospace & Defense	5.1%
Insurance	4.3%
Multi-Utilities	4.3%
Broadline Retail	4.2%
Technology Hardware, Storage & Peripherals	4.1%
Software	3.7%
Machinery	2.8%
Consumer Staples Distribution & Retail	2.6%
Interactive Media & Services	2.4%
Capital Markets	2.2%
Communications Equipment	2.0%
Chemicals	1.9%
Building Products	1.8%
Automobiles	1.7%
Industry Classification	% of Net Assets
Electric Utilities	1.6%
Industrial Conglomerates	1.5%
Household Durables	1.5%
Residential REITs	1.4%
Health Care Providers & Services	1.4%
Biotechnology	1.4%
Ground Transportation	1.4%
Trading Companies & Distributors	1.3%
Entertainment	1.2%
Specialized REITs	1.1%
Industrial REITs	1.1%
Specialty Retail	0.9%
Electrical Equipment	0.9%
IT Services	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

EQINC_SAR CL II

The Prudential Series Fund
PSF PGIM Jennison Value Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Jennison Value Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class III	$36	0.67%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 2,306,387,935
Number of portfolio holdings	65
Portfolio turnover rate for the period	20%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Banks	11.1%
Semiconductors & Semiconductor Equipment	9.0%
Oil, Gas & Consumable Fuels	7.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	6.9%
Pharmaceuticals	5.4%
Aerospace & Defense	5.1%
Insurance	4.3%
Multi-Utilities	4.3%
Broadline Retail	4.2%
Technology Hardware, Storage & Peripherals	4.1%
Software	3.7%
Machinery	2.8%
Consumer Staples Distribution & Retail	2.6%
Interactive Media & Services	2.4%
Capital Markets	2.2%
Communications Equipment	2.0%
Chemicals	1.9%
Building Products	1.8%
Automobiles	1.7%
Industry Classification	% of Net Assets
Electric Utilities	1.6%
Industrial Conglomerates	1.5%
Household Durables	1.5%
Residential REITs	1.4%
Health Care Providers & Services	1.4%
Biotechnology	1.4%
Ground Transportation	1.4%
Trading Companies & Distributors	1.3%
Entertainment	1.2%
Specialized REITs	1.1%
Industrial REITs	1.1%
Specialty Retail	0.9%
Electrical Equipment	0.9%
IT Services	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy
voting
information. You can also request this information by contacting us at (800) 346-3778.

PSF11_SAR

The Prudential Series Fund
PSF PGIM Laddered Allocation S&P 500
Buffer 12 Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Laddered Allocation S&P 500 Buffer
12 Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio—Class III	$43	0.85%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 1,891,706
Number of portfolio holdings	13
Portfolio turnover rate for the period	6%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	100.6%
Affiliated Mutual Fund - Short-Term Investment	10.5%
111.1%
Liabilities in excess of other assets	(11.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the
Portfolio’s
prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF15_SAR

The Prudential Series Fund
PSF PGIM Laddered
Allocation S&P 500
Buffer 20
Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Laddered Allocation S&P 500 Buffer
20 Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio—Class III	$43	0.85%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 1,271,385
Number of portfolio holdings	13
Portfolio turnover rate for the period	2%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	100.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF16_SAR

The Prudential Series Fund
PSF PGIM Total Return Bond Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Total Return Bond Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class I	$21	0.43%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 2,490,625,606
Number of portfolio holdings	1,737
Portfolio turnover rate for the period	57%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Credit Quality	% of Total Investments
AAA	23.0
AA	37.0
A	12.0
BBB	14.7
BB	5.7
B	4.4
CCC and Below	1.3
NR	2.4
Cash/Cash Equivalents	(0.5)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including
the
Portfolio’s
prospectus
, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

DIVBD_SAR

The Prudential Series Fund
PSF PGIM Total Return Bond Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Total Return Bond Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class III	$34	0.68%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 2,490,625,606
Number of portfolio holdings	1,737
Portfolio turnover rate for the period	57%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Credit Quality	% of Total Investments
AAA	23.0
AA	37.0
A	12.0
BBB	14.7
BB	5.7
B	4.4
CCC and Below	1.3
NR	2.4
Cash/Cash Equivalents	(0.5)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the
Portfolio’
s p
rospectus, fin
ancial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF12_SAR

The Prudential Series Fund
PSF Small-Cap Stock Index Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF Small-Cap Stock Index Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class I	$21	0.38%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 1,591,857,350
Number of portfolio holdings	607
Portfolio turnover rate for the period	15%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (42.2% represents investments purchased with collateral from securities on loan)	42.7%
Banks	8.7%
Semiconductors & Semiconductor Equipment	5.5%
Machinery	4.3%
Biotechnology	3.4%
Health Care Providers & Services	3.3%
Electronic Equipment, Instruments & Components	3.3%
Software	3.1%
Capital Markets	3.1%
Chemicals	3.0%
Specialty Retail	2.9%
Construction & Engineering	2.8%
Hotels, Restaurants & Leisure	2.6%
Pharmaceuticals	2.5%
Energy Equipment & Services	2.5%
Health Care Equipment & Supplies	2.4%
Oil, Gas & Consumable Fuels	2.4%
Household Durables	2.4%
Commercial Services & Supplies	2.2%
Financial Services	2.2%
Building Products	2.2%
Insurance	1.9%
Diversified Consumer Services	1.9%
Retail REITs	1.8%
Food Products	1.6%
Communications Equipment	1.4%
Consumer Finance	1.4%
Automobile Components	1.3%
Professional Services	1.2%
Industry Classification	% of Net Assets
Interactive Media & Services	1.1%
Hotel & Resort REITs	1.1%
Metals & Mining	1.1%
Ground Transportation	1.1%
Aerospace & Defense	1.0%
Mortgage Real Estate Investment Trusts (REITs)	0.9%
Diversified Telecommunication Services	0.9%
Entertainment	0.8%
Consumer Staples Distribution & Retail	0.8%
Distributors	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Diversified REITs	0.7%
Specialized REITs	0.7%
Industrial REITs	0.6%
Trading Companies & Distributors	0.6%
Electrical Equipment	0.6%
Office REITs	0.6%
Water Utilities	0.5%
Unaffiliated Exchange-Traded Funds - Equity	0.5%
Gas Utilities	0.5%
Electric Utilities	0.5%
Broadline Retail	0.5%
Media	0.5%
Household Products	0.5%
Others*	4.6%
142.1%
Liabilities in excess of other assets	(42.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including th
e
Portfolio’s pr
ospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

SMCAP_SAR

The Prudential Series Fund
PSF Small-Cap Stock Index Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF Small-Cap Stock Index Portfolio (the
“Portfolio”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class III	$35	0.63%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 1,591,857,350
Number of portfolio holdings	607
Portfolio turnover rate for the period	15%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (42.2% represents investments purchased with collateral from securities on loan)	42.7%
Banks	8.7%
Semiconductors & Semiconductor Equipment	5.5%
Machinery	4.3%
Biotechnology	3.4%
Health Care Providers & Services	3.3%
Electronic Equipment, Instruments & Components	3.3%
Software	3.1%
Capital Markets	3.1%
Chemicals	3.0%
Specialty Retail	2.9%
Construction & Engineering	2.8%
Hotels, Restaurants & Leisure	2.6%
Pharmaceuticals	2.5%
Energy Equipment & Services	2.5%
Health Care Equipment & Supplies	2.4%
Oil, Gas & Consumable Fuels	2.4%
Household Durables	2.4%
Commercial Services & Supplies	2.2%
Financial Services	2.2%
Building Products	2.2%
Insurance	1.9%
Diversified Consumer Services	1.9%
Retail REITs	1.8%
Food Products	1.6%
Communications Equipment	1.4%
Consumer Finance	1.4%
Automobile Components	1.3%
Professional Services	1.2%
Industry Classification	% of Net Assets
Interactive Media & Services	1.1%
Hotel & Resort REITs	1.1%
Metals & Mining	1.1%
Ground Transportation	1.1%
Aerospace & Defense	1.0%
Mortgage Real Estate Investment Trusts (REITs)	0.9%
Diversified Telecommunication Services	0.9%
Entertainment	0.8%
Consumer Staples Distribution & Retail	0.8%
Distributors	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Diversified REITs	0.7%
Specialized REITs	0.7%
Industrial REITs	0.6%
Trading Companies & Distributors	0.6%
Electrical Equipment	0.6%
Office REITs	0.6%
Water Utilities	0.5%
Unaffiliated Exchange-Traded Funds - Equity	0.5%
Gas Utilities	0.5%
Electric Utilities	0.5%
Broadline Retail	0.5%
Media	0.5%
Household Products	0.5%
Others*	4.6%
142.1%
Liabilities in excess of other assets	(42.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s
prospectus
, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PSF13_SAR

The Prudential Series Fund
PSF Stock Index Portfolio
Class I
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class I shares of PSF Stock Index Portfolio (the “Portfolio”) for the
period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class I	$13	0.25%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 11,325,597,262
Number of portfolio holdings	508
Portfolio turnover rate for the period	1%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Technology Hardware, Storage & Peripherals	7.8%
Interactive Media & Services	7.5%
Software	7.2%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	5.2%
Broadline Retail	3.6%
Banks	3.3%
Pharmaceuticals	3.3%
Financial Services	3.2%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.6%
Aerospace & Defense	2.2%
Automobiles	1.9%
Machinery	1.9%
Consumer Staples Distribution & Retail	1.7%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.5%
Unaffiliated Exchange-Traded Funds - Equity	1.5%
Specialty Retail	1.4%
Electric Utilities	1.4%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.3%
Communications Equipment	1.3%
Electrical Equipment	1.3%
Electronic Equipment, Instruments & Components	1.2%
Entertainment	1.0%
Chemicals	1.0%
Beverages	1.0%
Ground Transportation	0.8%
Life Sciences Tools & Services	0.7%
Household Products	0.7%
Specialized REITs	0.7%
IT Services	0.6%
Diversified Telecommunication Services	0.6%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.5%
Building Products	0.5%
Others*	5.5%
102.9%
Liabilities in excess of other assets	(2.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
,
including
the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

STIND_SAR

The Prudential Series Fund
PSF Stock Index Portfolio
Class III
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2026
This
semiannual shareholder report
contains important information about the Class III shares of PSF Stock Index Portfolio (the “Portfolio”) for the
period of January 1, 2026 to June 30, 2026.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
. You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class III	$26	0.50%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2026?

Portfolio’s net assets	$ 11,325,597,262
Number of portfolio holdings	508
Portfolio turnover rate for the period	1%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Technology Hardware, Storage & Peripherals	7.8%
Interactive Media & Services	7.5%
Software	7.2%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	5.2%
Broadline Retail	3.6%
Banks	3.3%
Pharmaceuticals	3.3%
Financial Services	3.2%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.6%
Aerospace & Defense	2.2%
Automobiles	1.9%
Machinery	1.9%
Consumer Staples Distribution & Retail	1.7%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Hotels, Restaurants & Leisure	1.5%
Insurance	1.5%
Unaffiliated Exchange-Traded Funds - Equity	1.5%
Specialty Retail	1.4%
Electric Utilities	1.4%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.3%
Communications Equipment	1.3%
Electrical Equipment	1.3%
Electronic Equipment, Instruments & Components	1.2%
Entertainment	1.0%
Chemicals	1.0%
Beverages	1.0%
Ground Transportation	0.8%
Life Sciences Tools & Services	0.7%
Household Products	0.7%
Specialized REITs	0.7%
IT Services	0.6%
Diversified Telecommunication Services	0.6%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.5%
Building Products	0.5%
Others*	5.5%
102.9%
Liabilities in excess of other assets	(2.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
,
including
the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by con tacting
us at (800) 346-3778.

PSF14_SAR

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

The Prudential Series Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2026

PSF Global Portfolio

PSF PGIM 50/50 Balanced Portfolio

PSF PGIM Ballast Portfolio

PSF PGIM Flexible Managed Portfolio

PSF PGIM Government Money Market Portfolio

PSF PGIM High Yield Bond Portfolio

PSF PGIM Jennison Blend Portfolio

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Value Portfolio

PSF PGIM Laddered Allocation S&P 500

Buffer 12 Portfolio

PSF PGIM Laddered Allocation S&P 500
Buffer 20 Portfolio

PSF PGIM Total Return Bond Portfolio

PSF Small-Cap Stock Index Portfolio

PSF Stock Index Portfolio

Prudential Series Table of Contents	Financial Statements and Other Information	June 30, 2026

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights	A1

	Glossary	A1

	PSF Global Portfolio	A2

	PSF PGIM 50/50 Balanced Portfolio	A14

	PSF PGIM Ballast Portfolio	A53

	PSF PGIM Flexible Managed Portfolio	A58

	PSF PGIM Government Money Market Portfolio	A98

	PSF PGIM High Yield Bond Portfolio	A104

	PSF PGIM Jennison Blend Portfolio	A131

	PSF PGIM Jennison Growth Portfolio	A139

	PSF PGIM Jennison Value Portfolio	A145

	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	A152

	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	A155

	PSF PGIM Total Return Bond Portfolio	A158

	PSF Small-Cap Stock Index Portfolio	A203

	PSF Stock Index Portfolio	A217

Section B	Notes to Financial Statements	B1

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ADR — American Depositary Receipt

BABs — Build America Bonds

BARC — Barclays Bank PLC

BBR — New Zealand Bank Bill Rate

BMO — BMO Capital Markets

BNP — BNP Paribas S.A.

BNY — Bank of New York Mellon

BOA — Bank of America, N.A.

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CORRA — Canadian Overnight Repo Rate Average

CPI — Consumer Price Index

CVA — Certificate Van Aandelen (Bearer)

CVR — Contingent Value Rights

DAC — Designated Activity Company

DB — Deutsche Bank AG

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

FFCSB — Federal Farm Credit System Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Medium Term Note

GNMA — Government National Mortgage Association

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co. International PLC

MTN — Medium Term Note

N/A — Not Applicable

NSA — Non-Seasonally Adjusted

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

Q — Quarterly payment frequency for swaps

RBC — Royal Bank of Canada

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SPDR — Standard & Poor’s Depositary Receipts

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TD — The Toronto-Dominion Bank

TONAR — Tokyo Overnight Average Rate

UAG — UBS AG

UBS — UBS Securities LLC

ZARONIA — South African Overnight Index

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
AFFILIATED MUTUAL FUNDS — 28.4%
Domestic Equity — 20.1%
PSF PGIM Jennison Value Portfolio*	1,229,490	$102,625,556
PSF Small-Cap Stock Index Portfolio*	348,769	28,857,117
PSF PGIM Jennison Growth Portfolio*	462,359	103,323,409

		234,806,082

International Equity — 8.3%
PGIM Quant Solutions International Equity Fund (Class R6)	4,277,335	47,863,378
PGIM Jennison International Opportunities Fund	1,184,608	48,332,008

		96,195,386

TOTAL AFFILIATED MUTUAL FUNDS (cost $245,122,938)(wa)		331,001,468

COMMON STOCKS — 58.9%
Australia — 1.0%
BHP Group Ltd.	50,349	2,098,192
Commonwealth Bank of Australia	4,736	539,735
Computershare Ltd.	21,288	563,769
CSL Ltd.	16,422	1,310,226
Evolution Mining Ltd.	13,535	111,918
Fortescue Ltd.	24,234	322,562
Glencore PLC*	48,552	331,048
Macquarie Group Ltd.	3,160	549,347
Origin Energy Ltd.	166,866	1,268,360
QBE Insurance Group Ltd.	27,742	482,576
Rio Tinto Ltd.	2,719	327,150
Rio Tinto PLC	11,590	1,096,470
Sonic Healthcare Ltd.	52,834	760,320
Stockland, REITs	68,136	192,143
Washington H Soul Pattinson & Co. Ltd.	16,181	517,221
Woodside Energy Group Ltd.	44,781	866,021

		11,337,058

Belgium — 0.2%
Ageas SA/NV	11,898	951,968
Anheuser-Busch InBev SA/NV	14,534	1,200,942
Lotus Bakeries NV	39	517,268

		2,670,178

Brazil — 0.1%
MercadoLibre, Inc.*	92	156,160
Wheaton Precious Metals Corp.	3,262	366,945
Yara International ASA	14,824	651,927

		1,175,032

Canada — 1.9%
Agnico Eagle Mines Ltd.	5,020	779,980
ARC Resources Ltd.	7,248	152,294
Bank of Montreal	7,246	1,280,701
Bank of Nova Scotia (The)	8,073	701,681
Barrick Mining Corp.	28,383	1,043,662
BCE, Inc.	8,672	186,800
Bombardier, Inc. (Class B Stock)*	896	206,296
Canadian Imperial Bank of Commerce	9,110	1,049,071
Canadian Natural Resources Ltd.	22,906	906,388

	Shares	Value
COMMON STOCKS (continued)
Canada (cont’d.)
CCL Industries, Inc. (Class B Stock)	5,046	$329,000
Celestica, Inc.*	2,744	1,000,745
Cenovus Energy, Inc.	28,978	719,010
CGI, Inc.	15,289	988,220
Descartes Systems Group, Inc. (The)*	4,485	310,637
Empire Co. Ltd.	3,872	135,605
Fairfax Financial Holdings Ltd.	703	1,156,296
Great-West Lifeco, Inc.	6,050	385,502
Kinross Gold Corp.	28,226	668,309
Nutrien Ltd.	14,253	897,941
Open Text Corp.	25,791	570,830
Pan American Silver Corp.	8,561	383,789
Royal Bank of Canada	8,036	1,664,031
Shopify, Inc. (Class A Stock)*	3,276	374,803
Suncor Energy, Inc.	24,102	1,296,656
TFI International, Inc.	1,710	246,146
Toromont Industries Ltd.	5,688	935,347
Toronto-Dominion Bank (The)	25,689	3,123,435

		21,493,175

Chile — 0.0%
Lundin Mining Corp.	9,707	236,541

China — 0.2%
BOC Hong Kong Holdings Ltd.	138,500	751,576
SITC International Holdings Co. Ltd.	173,000	693,999
Wilmar International Ltd.	299,300	835,311
Yangzijiang Shipbuilding Holdings Ltd.	41,800	110,887

		2,391,773

Denmark — 0.1%
Danske Bank A/S	16,216	869,220

Finland — 0.1%
Fortum OYJ	12,566	290,708
Neste OYJ	6,900	225,285
Nokia OYJ	53,087	707,981
Nordea Bank Abp	7,619	144,585

		1,368,559

France — 1.3%
AXA SA	32,811	1,644,141
BNP Paribas SA	15,248	1,780,862
Capgemini SE	8,300	833,258
Covivio SA, REIT	20,875	1,278,230
Eiffage SA	3,585	528,806
Engie SA	43,972	1,383,998
Gecina SA, REIT	4,242	356,422
Ipsen SA	2,700	520,342
Klepierre SA, REIT	21,853	913,315
Legrand SA	3,870	655,749
L’Oreal SA	3,404	1,492,167
LVMH Moet Hennessy Louis Vuitton SE	275	152,092
Publicis Groupe SA	1,624	160,488
Safran SA	2,963	1,167,662
Societe Generale SA	5,477	484,770
TotalEnergies SE	25,264	1,953,552

		15,305,854

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany — 1.3%
Allianz SE	331	$156,678
Deutsche Bank AG	7,938	268,836
Deutsche Post AG	24,018	1,460,209
Deutsche Telekom AG	39,124	1,066,688
E.ON SE	27,083	556,932
Fresenius SE & Co. KGaA	11,544	527,405
Hannover Rueck SE	512	141,791
HOCHTIEF AG	1,828	1,059,597
Infineon Technologies AG	16,854	1,587,680
LEG Immobilien SE	4,486	283,341
Mercedes-Benz Group AG	47,921	2,410,364
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	808	451,236
RWE AG	6,043	390,801
SAP SE	2,512	387,220
Scout24 SE, 144A	5,077	420,145
Siemens AG	4,201	1,350,652
Siemens Energy AG	8,436	1,608,252
Talanx AG	3,494	441,937
Vonovia SE	28,959	714,404

		15,284,168

Hong Kong — 0.2%
AIA Group Ltd.	66,000	604,246
CK Asset Holdings Ltd.	126,000	711,830
Prudential PLC	22,906	304,238
WH Group Ltd., 144A	968,000	1,026,385

		2,646,699

Ireland — 0.2%
AerCap Holdings NV	6,747	983,578
AIB Group PLC	53,042	623,375

		1,606,953

Israel — 0.2%
Bank Hapoalim BM	11,614	267,882
Bank Leumi Le-Israel BM	8,880	198,722
Check Point Software Technologies Ltd.*	4,080	536,235
Elbit Systems Ltd.	220	167,282
Israel Discount Bank Ltd. (Class A Stock)	78,516	777,414
Nova Ltd.*	297	157,954
Tower Semiconductor Ltd.*	2,021	523,272

		2,628,761

Italy — 0.6%
Banca Mediolanum SpA	43,138	1,075,055
Enel SpA	30,551	350,432
Eni SpA	11,661	273,586
Intesa Sanpaolo SpA	76,887	528,467
Moncler SpA	4,263	248,095
Prysmian SpA	3,770	634,654
UniCredit SpA	17,869	1,601,398
Unipol Assicurazioni SpA	58,678	1,640,078

		6,351,765

	Shares	Value
COMMON STOCKS (continued)
Japan — 3.3%
Advantest Corp.	4,000	$822,914
Aisin Corp.	27,900	378,790
Ajinomoto Co., Inc.	7,800	284,381
ANA Holdings, Inc.	7,700	140,965
Asahi Group Holdings Ltd.	16,800	159,712
Asahi Kasei Corp.	79,200	880,870
Astellas Pharma, Inc.	75,400	1,008,600
Chubu Electric Power Co., Inc.	8,400	158,713
Daifuku Co. Ltd.	4,800	212,640
Daiichi Life Group, Inc.	40,900	446,577
Daito Trust Construction Co. Ltd.	26,500	506,236
Disco Corp.	300	156,070
FANUC Corp.	9,000	414,415
Fast Retailing Co. Ltd.	2,800	1,434,564
Fujikura Ltd.	9,900	392,454
Fujitsu Ltd.	26,000	516,620
Furukawa Electric Co. Ltd.	18,000	541,389
Hitachi Ltd.	19,100	528,613
Honda Motor Co. Ltd.	78,000	702,606
Ibiden Co. Ltd.	2,400	362,355
Isuzu Motors Ltd.	9,300	123,841
Japan Post Bank Co. Ltd.	74,400	1,416,007
Japan Post Holdings Co. Ltd.	14,300	192,209
JFE Holdings, Inc.	70,900	684,504
JX Advanced Metals Corp.	25,700	709,301
Kansai Electric Power Co., Inc. (The)	30,600	432,435
Kawasaki Kisen Kaisha Ltd.	9,600	147,144
Kioxia Holdings Corp.*	4,300	2,499,289
Kirin Holdings Co. Ltd.	102,400	1,766,010
Komatsu Ltd.	4,500	175,714
Konami Group Corp.	1,300	142,411
Kubota Corp.	32,900	550,499
Makita Corp.	8,100	291,286
Marubeni Corp.	7,800	227,398
MINEBEA MITSUMI, Inc.	6,000	177,977
Mitsubishi Corp.	38,400	1,027,284
Mitsubishi Electric Corp.	11,700	429,092
Mitsubishi Heavy Industries Ltd.	5,500	124,975
Mitsubishi UFJ Financial Group, Inc.	92,000	1,832,910
Mitsui & Co. Ltd.	5,100	142,407
Mizuho Financial Group, Inc.	12,000	576,346
MS&AD Insurance Group Holdings, Inc.	39,900	1,034,207
Murata Manufacturing Co. Ltd.	17,100	1,227,520
Nippon Yusen KK	8,000	258,755
Nomura Holdings, Inc.	44,200	388,073
Osaka Gas Co. Ltd.	8,100	272,917
Panasonic Holdings Corp.	8,000	225,067
Recruit Holdings Co. Ltd.	19,400	1,349,832
Renesas Electronics Corp.	13,400	413,643
Resona Holdings, Inc.	24,100	314,217
SBI Holdings, Inc.	10,500	172,187
Sekisui House Ltd.	134,100	2,787,890
Seven & i Holdings Co. Ltd.	12,400	148,705
SoftBank Group Corp.	13,500	500,759
Sony Group Corp.	15,700	315,948
Subaru Corp.	24,000	351,127
Sumitomo Electric Industries Ltd.	42,000	779,399

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Sumitomo Mitsui Financial Group, Inc.	24,700	$968,217
Sumitomo Mitsui Trust Group, Inc.	9,600	358,464
Tokyo Electron Ltd.	3,400	1,648,504
Tokyo Gas Co. Ltd.	16,800	636,145
Toyota Motor Corp.	17,000	284,793
Toyota Tsusho Corp.	3,600	134,000
West Japan Railway Co.	33,600	562,758

		38,851,650

Luxembourg — 0.0%
ArcelorMittal SA	3,924	236,590

Netherlands — 1.0%
ABN AMRO Bank NV, CVA	3,476	147,841
Argenx SE*	345	319,768
ASM International NV	637	732,538
ASML Holding NV	2,929	5,799,935
BE Semiconductor Industries NV	1,650	544,916
Heineken Holding NV	4,952	377,095
ING Groep NV	34,708	1,095,153
Koninklijke Ahold Delhaize NV	31,892	1,284,146
Nebius Group NV*	1,173	323,948
NXP Semiconductors NV	2,880	809,366

		11,434,706

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	37,825	840,261
Infratil Ltd.	36,500	320,186
Meridian Energy Ltd.	113,008	373,827

		1,534,274

Nigeria — 0.0%
Airtel Africa PLC, 144A	43,403	188,685

Singapore — 0.3%
DBS Group Holdings Ltd.	8,400	425,332
Oversea-Chinese Banking Corp. Ltd.	28,700	550,773
Singapore Exchange Ltd.	70,700	1,319,081
Singapore Technologies Engineering Ltd.	131,400	1,058,341
STMicroelectronics NV	2,076	153,564

		3,507,091

Spain — 0.7%
Acciona SA	2,338	740,740
Banco Bilbao Vizcaya Argentaria SA	42,016	1,057,829
Banco Santander SA	101,642	1,410,777
CaixaBank SA	129,902	1,840,474
Endesa SA	15,029	682,860
Iberdrola SA	9,184	228,586
Industria de Diseno Textil SA	2,387	150,458
Mapfre SA	47,844	236,880
Naturgy Energy Group SA	21,892	686,187
Repsol SA	25,461	636,133

		7,670,924

Sweden — 0.5%
Atlas Copco AB (Class B Stock)	11,481	203,536
Epiroc AB (Class A Stock)	28,428	779,972
Industrivarden AB (Class C Stock)	6,350	348,732

	Shares	Value
COMMON STOCKS (continued)
Sweden (cont’d.)
Investor AB (Class B Stock)	13,134	$545,733
Sandvik AB	35,913	1,483,033
Securitas AB (Class B Stock)	7,455	122,431
Swedbank AB (Class A Stock)	22,664	846,633
Swedish Orphan Biovitrum AB*	14,396	686,218
Telia Co. AB	38,727	188,633

		5,204,921

Switzerland — 0.9%
ABB Ltd.	26,295	2,860,353
Avolta AG*	2,232	149,113
Cie Financiere Richemont SA (Class A Stock)	1,395	322,006
Galderma Group AG*	5,696	1,295,541
Logitech International SA	3,508	329,080
Nestle SA	20,236	2,075,509
Sandoz Group AG	1,769	159,836
Swatch Group AG (The) (Bearer Shares)	636	155,431
TE Connectivity PLC	2,800	564,508
UBS Group AG	28,670	1,420,918
VAT Group AG, 144A	216	189,415
Zurich Insurance Group AG	1,320	976,315

		10,498,025

United Kingdom — 1.2%
AstraZeneca PLC	1,071	199,960
BAE Systems PLC	4,728	115,867
Barclays PLC	162,781	1,090,796
British American Tobacco PLC	10,122	626,380
CK Hutchison Holdings Ltd.	63,500	538,203
Compass Group PLC	24,190	781,563
GSK PLC	10,004	262,634
HSBC Holdings PLC	159,500	3,016,032
Imperial Brands PLC	10,181	376,278
Kingfisher PLC	216,178	811,678
Lloyds Banking Group PLC	1,077,077	1,576,332
London Stock Exchange Group PLC	2,363	255,477
NatWest Group PLC	171,732	1,515,355
Pearson PLC	15,410	244,886
Rolls-Royce Holdings PLC	98,136	1,881,232
Standard Chartered PLC	11,592	313,478
Vodafone Group PLC	186,004	246,188

		13,852,339

United States — 43.5%
3M Co.	3,595	582,066
Abbott Laboratories	12,215	1,108,389
AbbVie, Inc.	15,732	3,958,800
Accenture PLC (Class A Stock)	10,852	1,350,423
Adobe, Inc.*	4,612	945,552
Advanced Micro Devices, Inc.*	11,664	6,775,734
AECOM	6,158	429,828
Agilent Technologies, Inc.	1,782	236,703
Airbnb, Inc. (Class A Stock)*	2,410	344,871
Albertson’s Cos., Inc. (Class A Stock)	35,423	479,273
Allegion PLC	1,691	237,569
Allstate Corp. (The)(a)	3,920	932,725

SEE NOTES TO FINANCIAL STATEMENTS.

A4

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Alnylam Pharmaceuticals, Inc.*	495	$149,010
Alphabet, Inc. (Class A Stock)	45,643	16,311,439
Alphabet, Inc. (Class C Stock)	35,682	12,607,521
Amazon.com, Inc.*	75,148	17,910,774
American Electric Power Co., Inc.	6,824	933,591
American International Group, Inc.	19,826	1,477,632
American Tower Corp., REIT	4,550	744,244
Ameriprise Financial, Inc.	275	126,159
AMETEK, Inc.	2,009	486,057
Amgen, Inc.	5,172	1,872,885
Amphenol Corp. (Class A Stock)	7,881	1,389,578
Analog Devices, Inc.	4,043	1,605,758
Aon PLC (Class A Stock)	1,022	338,987
Apple, Inc.	116,892	33,823,869
Applied Materials, Inc.	7,464	5,396,472
AppLovin Corp. (Class A Stock)*	859	442,583
Aptiv PLC*(a)	19,064	1,170,148
Archer-Daniels-Midland Co.(a)	9,228	705,019
Arista Networks, Inc.*	7,639	1,297,713
Astera Labs, Inc.*	1,072	517,797
AT&T, Inc.	94,218	1,950,313
Autodesk, Inc.*	4,183	813,259
Automatic Data Processing, Inc.	2,865	641,617
Avery Dennison Corp.	9,989	1,621,714
Ball Corp.	3,808	237,619
Bank of America Corp.	48,706	2,775,268
Bank of New York Mellon Corp. (The)	21,571	3,119,382
Becton, Dickinson & Co.	8,186	1,238,787
Berkshire Hathaway, Inc. (Class B Stock)*	5,014	2,508,955
Best Buy Co., Inc.	3,727	282,805
Biogen, Inc.*	733	158,372
Blackrock, Inc.	1,199	1,152,910
Bloom Energy Corp. (Class A Stock)*	2,055	622,049
Boeing Co. (The)*	4,158	900,082
Booking Holdings, Inc.	7,227	1,288,140
Boston Scientific Corp.*	8,322	355,183
BP PLC	66,577	410,364
Bristol-Myers Squibb Co.	18,743	1,079,972
Broadcom, Inc.	34,252	12,938,693
Bunge Global SA	2,016	215,168
Cadence Design Systems, Inc.*	791	296,878
Capital One Financial Corp.	7,186	1,441,655
Cardinal Health, Inc.	3,077	730,972
Carnival Corp. Ltd.	4,683	133,793
Caterpillar, Inc.	4,314	4,593,979
CBRE Group, Inc. (Class A Stock)*	9,530	1,283,596
CDW Corp.	2,144	301,532
Centene Corp.*	16,032	1,029,094
Charles Schwab Corp. (The)	18,112	1,671,194
Charter Communications, Inc. (Class A Stock)*(a)	7,280	1,035,289
Chevron Corp.	16,492	2,733,714
Chipotle Mexican Grill, Inc.*	30,140	1,024,760
Ciena Corp.*	1,359	666,671
Cigna Group (The)	5,499	1,515,964
Cisco Systems, Inc.	29,563	3,472,470
Citigroup, Inc.	18,357	2,569,246

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Citizens Financial Group, Inc.(a)	4,863	$340,750
Cloudflare, Inc. (Class A Stock)*	795	194,998
Coca-Cola Co. (The)	14,630	1,188,980
Cognizant Technology Solutions Corp. (Class A Stock)(a)	29,001	1,123,209
Coherent Corp.*	396	156,210
Colgate-Palmolive Co.	1,654	151,639
Comcast Corp. (Class A Stock)	65,754	1,614,261
Comfort Systems USA, Inc.	352	697,646
Conagra Brands, Inc.	70,000	942,200
ConocoPhillips	15,891	1,652,028
Constellation Brands, Inc. (Class A Stock)	1,067	148,409
Constellation Energy Corp.	2,009	498,975
Corning, Inc.	5,907	1,508,825
Costco Wholesale Corp.	2,209	2,066,453
Credo Technology Group Holding Ltd.*	2,446	665,190
Crowdstrike Holdings, Inc. (Class A Stock)*	1,188	906,610
Crown Holdings, Inc.	1,820	203,512
CSX Corp.	19,948	948,128
Cummins, Inc.	2,302	1,641,809
Curtiss-Wright Corp.	544	412,221
CVS Health Corp.	16,217	1,677,649
Danaher Corp.	12,036	2,292,617
Datadog, Inc. (Class A Stock)*	1,835	477,761
Deckers Outdoor Corp.*	3,211	318,820
Deere & Co.(a)	1,381	876,010
Dell Technologies, Inc. (Class C Stock)	2,733	1,179,180
Devon Energy Corp.	5,829	240,854
Diamondback Energy, Inc.	2,556	449,294
Digital Realty Trust, Inc., REIT	1,407	252,669
Dollar General Corp.	2,790	321,157
Dollar Tree, Inc.*	1,545	186,868
Domino’s Pizza, Inc.(a)	1,282	379,523
Dow, Inc.	8,418	230,316
DTE Energy Co.	4,222	643,306
Duke Energy Corp.	8,214	1,039,728
DuPont de Nemours, Inc.(a)	6,122	830,388
Eaton Corp. PLC	1,330	566,740
eBay, Inc.	2,771	309,659
Edison International	6,115	455,262
Elevance Health, Inc.	2,212	855,447
Eli Lilly & Co.	6,307	7,564,805
EOG Resources, Inc.	5,961	773,321
Equinix, Inc., REIT	204	212,648
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,695	133,820
Expedia Group, Inc.	1,613	412,734
Exxon Mobil Corp.	36,028	4,925,748
FedEx Corp.	3,742	1,171,732
Fedex Freight Holding Co., Inc.*	1,871	282,521
Fidelity National Information Services, Inc.	36,134	1,404,890
Fiserv, Inc.*	23,829	1,168,812
Flex Ltd.*	3,651	591,718
Flutter Entertainment PLC*	3,861	394,478
Ford Motor Co.	51,088	710,123

SEE NOTES TO FINANCIAL STATEMENTS.

A5

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Fortinet, Inc.*	6,024	$925,407
Fortive Corp.	3,392	207,217
Fox Corp. (Class A Stock)	3,682	192,053
FTAI Aviation Ltd.	625	169,081
Gartner, Inc.*	1,314	170,321
GE Vernova, Inc.	2,275	2,672,807
Gen Digital, Inc.	22,184	552,160
General Dynamics Corp.	5,207	1,844,528
General Electric Co.	6,056	2,263,309
General Mills, Inc.(a)	33,842	1,177,702
General Motors Co.	16,670	1,284,924
Gilead Sciences, Inc.	12,292	1,552,971
Global Payments, Inc.	8,512	617,631
GoDaddy, Inc. (Class A Stock)*	10,873	922,900
Goldman Sachs Group, Inc. (The)	2,074	2,097,581
Graco, Inc.	19,992	1,511,595
Halliburton Co.	11,004	373,586
HCA Healthcare, Inc.	344	134,122
HEICO Corp. (Class A Stock)	605	156,036
Hewlett Packard Enterprise Co.	21,929	989,217
Hilton Worldwide Holdings, Inc.	2,092	691,322
Holcim AG*	6,186	557,747
Hologic, Inc.*^	9,051	1
Home Depot, Inc. (The)(a)	5,393	1,902,003
Honeywell Aerospace, Inc.*	1,574	347,980
Honeywell International, Inc.	1,574	352,419
Howmet Aerospace, Inc.	7,541	2,027,473
HubSpot, Inc.*	1,743	318,115
IDEX Corp.	704	159,773
IDEXX Laboratories, Inc.*	350	184,254
Incyte Corp.*	8,479	961,179
Intel Corp.*	34,358	4,797,408
Intercontinental Exchange, Inc.	4,341	534,421
InterContinental Hotels Group PLC	3,550	610,183
International Business Machines Corp.	5,269	1,481,696
International Flavors & Fragrances, Inc.	3,044	241,146
Intuit, Inc.	2,554	666,594
Intuitive Surgical, Inc.*	2,311	919,038
IQVIA Holdings, Inc.*	1,300	251,186
Iron Mountain, Inc., REIT	5,296	668,938
J.M. Smucker Co. (The)	4,994	561,825
Jabil, Inc.	574	221,266
Jacobs Solutions, Inc.	2,230	280,980
Johnson & Johnson	19,382	4,922,447
Johnson Controls International PLC	1,687	246,488
JPMorgan Chase & Co.	16,713	5,470,666
Kenvue, Inc.	59,911	1,144,899
Keysight Technologies, Inc.*	4,593	1,607,872
KKR & Co., Inc.	3,456	317,192
KLA Corp.	10,760	3,246,400
Kraft Heinz Co. (The)	26,168	618,088
Kroger Co. (The)	9,952	552,635
L3Harris Technologies, Inc.	4,152	1,206,530
Labcorp Holdings, Inc.(a)	3,132	876,960
Lam Research Corp.	11,235	4,868,463
Las Vegas Sands Corp.	6,370	294,230
Leidos Holdings, Inc.	1,408	144,982
Linde PLC	1,517	787,232

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Lockheed Martin Corp.	1,704	$868,120
Lowe’s Cos., Inc.	2,340	515,947
Lumentum Holdings, Inc.*	292	250,554
LyondellBasell Industries NV (Class A Stock)	6,712	353,387
Marathon Petroleum Corp.	2,693	688,519
Marriott International, Inc. (Class A Stock)(a)	2,759	1,022,458
Marvell Technology, Inc.	5,708	1,700,356
Masco Corp.	6,518	530,370
Mastercard, Inc. (Class A Stock)	9,089	4,668,110
McDonald’s Corp.	1,910	516,292
McKesson Corp.	2,097	1,584,493
Medtronic PLC	23,927	1,871,809
Merck & Co., Inc.	18,947	2,434,690
Meta Platforms, Inc. (Class A Stock)	16,538	9,315,690
MetLife, Inc.	20,706	1,751,935
Microchip Technology, Inc.(a)	6,474	590,429
Micron Technology, Inc.	8,622	9,952,288
Microsoft Corp.	53,785	20,062,881
Mondelez International, Inc. (Class A Stock)	10,722	620,160
MongoDB, Inc.*	1,152	386,957
Monolithic Power Systems, Inc.	99	136,854
Monster Beverage Corp.*	5,390	518,087
Morgan Stanley	10,422	2,178,615
MSCI, Inc.	1,593	892,144
NetApp, Inc.	3,120	482,851
Netflix, Inc.*	28,464	2,032,330
Neurocrine Biosciences, Inc.*	5,938	1,000,761
Newmont Corp.	10,716	1,000,874
NextEra Energy, Inc.	11,250	987,413
Nordson Corp.	13,020	3,928,004
Norfolk Southern Corp.	3,025	951,635
Northern Trust Corp.	11,897	2,068,174
Northrop Grumman Corp.	3,573	1,819,765
Novartis AG	10,409	1,626,848
NRG Energy, Inc.	1,947	284,379
Nucor Corp.	1,846	411,197
NVIDIA Corp.	177,649	35,545,788
Occidental Petroleum Corp.	17,378	844,049
Omnicom Group, Inc.	6,270	456,644
Oracle Corp.	13,661	2,002,020
Otis Worldwide Corp.	14,988	1,073,141
Palantir Technologies, Inc. (Class A Stock)*	9,922	1,157,600
Palo Alto Networks, Inc.*	3,621	1,234,833
Parker-Hannifin Corp.	911	891,067
PayPal Holdings, Inc.	27,265	1,177,303
Pentair PLC	9,741	746,745
PepsiCo, Inc.	7,680	1,039,872
Pfizer, Inc.(a)	80,989	1,950,215
PG&E Corp.	37,087	623,803
Philip Morris International, Inc.	8,701	1,574,098
Phillips 66	4,986	842,883
Procter & Gamble Co. (The)	10,279	1,507,313
Progressive Corp. (The)	4,823	1,053,584
Prologis, Inc., REIT	13,160	1,782,785

SEE NOTES TO FINANCIAL STATEMENTS.

A6

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
PTC, Inc.*	2,975	$337,990
Qnity Electronics, Inc.	1,602	261,623
QUALCOMM, Inc.	1,896	350,362
Quanta Services, Inc.	231	166,329
Raymond James Financial, Inc.	3,576	543,659
Reddit, Inc. (Class A Stock)*	1,118	194,062
Regeneron Pharmaceuticals, Inc.	1,362	849,261
Reliance, Inc.	440	164,384
Roche Holding AG	5,167	2,124,083
Rockwell Automation, Inc.	564	279,225
Roper Technologies, Inc.(a)	2,860	967,795
Ross Stores, Inc.	5,049	1,074,680
Royal Caribbean Cruises Ltd.(a)	1,209	383,894
RTX Corp.	9,649	1,830,705
S&P Global, Inc.	3,148	1,282,054
Salesforce, Inc.	7,244	1,134,845
Sanofi SA	14,009	1,197,820
Schneider Electric SE	6,753	2,209,756
Seagate Technology Holdings PLC	1,885	1,819,025
Shell PLC	48,526	1,885,477
Sherwin-Williams Co. (The)	2,086	718,252
Snowflake, Inc.*	2,912	741,104
Southern Co. (The)(a)	1,518	145,288
Space Exploration Technologies Corp. (Class A Stock)*(a)	3,600	615,096
Spotify Technology SA*	349	160,236
SS&C Technologies Holdings, Inc.	5,828	361,627
Starbucks Corp.	3,584	366,249
State Street Corp.	1,737	294,595
STERIS PLC	1,135	238,997
Sunbelt Rentals Holdings, Inc.	3,749	273,484
Swiss Re AG	5,196	825,904
Synchrony Financial	13,804	1,049,794
Synopsys, Inc.*	1,540	686,948
Sysco Corp.	11,575	967,439
T. Rowe Price Group, Inc.(a)	10,833	1,231,604
Target Corp.	7,335	958,024
Teradyne, Inc.	3,860	1,867,622
Tesla, Inc.*	19,985	8,405,691
Texas Instruments, Inc.	6,682	1,991,704
Textron, Inc.	1,639	150,345
Thermo Fisher Scientific, Inc.	3,322	1,665,518
TJX Cos., Inc. (The)	10,195	1,544,543
T-Mobile US, Inc.	795	133,345
Trane Technologies PLC	915	449,411
Trimble, Inc.*	16,405	839,608
Truist Financial Corp.	25,544	1,272,602
Tyson Foods, Inc. (Class A Stock)	12,205	698,736
U.S. Bancorp	13,839	835,876
Uber Technologies, Inc.*	15,221	1,098,347
Ulta Beauty, Inc.*	750	338,235
Union Pacific Corp.	4,753	1,292,816
United Parcel Service, Inc. (Class B Stock)	8,210	882,575
United Therapeutics Corp.*	308	166,884
UnitedHealth Group, Inc.	6,701	2,785,137
Valero Energy Corp.	2,498	650,579
Verizon Communications, Inc.	69,885	2,958,931

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Versant Media Group, Inc.	40,439	$1,456,208
Versigent PLC*	3,743	157,243
Vertex Pharmaceuticals, Inc.*	1,324	657,671
Vertiv Holdings Co. (Class A Stock)	2,281	763,724
VICI Properties, Inc., REIT	46,233	1,227,486
Visa, Inc. (Class A Stock)	12,326	4,228,927
Vistra Corp.	933	148,002
W.W. Grainger, Inc.(a)	680	925,072
Walmart, Inc.	21,565	2,442,452
Walt Disney Co. (The)	24,217	2,330,886
Warner Bros Discovery, Inc.*	39,105	1,042,539
Wells Fargo & Co.	23,948	1,979,063
West Pharmaceutical Services, Inc.(a)	3,126	1,122,234
Western Digital Corp.	3,336	2,130,770
Williams Cos., Inc. (The)	1,878	139,611
Xylem, Inc.	4,146	490,099
Yum! Brands, Inc.	1,440	230,198
Zebra Technologies Corp. (Class A Stock)*	2,390	629,191
Zoetis, Inc.	1,580	113,539
Zoom Communications, Inc.*	3,522	303,984

		507,498,651

TOTAL COMMON STOCKS (cost $476,109,936)		685,843,592

PREFERRED STOCKS — 0.1%
Germany
Henkel AG & Co. KGaA (PRFC)	4,025	338,501
Porsche Automobil Holding SE (PRFC)	16,630	513,661
Volkswagen AG (PRFC)	4,595	368,617

TOTAL PREFERRED STOCKS (cost $1,433,522)		1,220,779

UNAFFILIATED EXCHANGE-TRADED FUNDS — 10.9%
United States
iShares Core MSCI EAFE ETF	143,480	13,857,298
iShares Core MSCI Emerging Markets ETF	213,070	17,650,719
iShares MSCI EAFE Value ETF	201,760	15,444,728
iShares MSCI World ETF	62,450	12,654,868
State Street SPDR Portfolio S&P 500
Growth ETF	284,990	33,910,960
State Street SPDR Portfolio S&P 500
Value ETF	417,200	25,361,588
Vanguard Dividend Appreciation ETF	180	42,592
Vanguard S&P 500 Growth ETF	1,260	104,101
Vanguard S&P 500 Value ETF	37,860	8,299,291

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $106,024,200)		127,326,145

TOTAL LONG-TERM INVESTMENTS
(cost $828,690,596)		1,145,391,984

SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MUTUAL FUNDS — 3.1%
PGIM Core Ultra Short Bond Fund(wa)	18,034,556	18,034,556

SEE NOTES TO FINANCIAL STATEMENTS.

A7

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $17,998,860; includes $17,937,305 of cash collateral for securities on loan)(b)(wa)	18,014,507	$18,001,897

TOTAL AFFILIATED MUTUAL FUNDS (cost $36,033,416)		36,036,453

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
3.700%	10/06/26	1,300	1,287,045

(cost $1,287,194)

TOTAL SHORT-TERM INVESTMENTS (cost $37,320,610)			37,323,498

TOTAL INVESTMENTS—101.5% (cost $866,011,206)			1,182,715,482
Liabilities in excess of other assets(z) — (1.5)%			(16,983,200)

NET ASSETS — 100.0%			$1,165,732,282

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,588,747; cash collateral of $17,937,305 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
31	Mini MSCI EAFE Index	Sep. 2026	$4,875,215	$(50,827)
31	S&P 500 E-Mini Index	Sep. 2026	11,699,788	(122,703)

				$(173,530)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$1,287,045

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$331,001,468	$—	$—
Common Stocks
Australia	—	11,337,058	—
Belgium	—	2,670,178	—
Brazil	523,105	651,927	—
Canada	21,493,175	—	—
Chile	236,541	—	—
China	—	2,391,773	—
Denmark	—	869,220	—
Finland	—	1,368,559	—
France	—	15,305,854	—
Germany	—	15,284,168	—
Hong Kong	—	2,646,699	—
Ireland	983,578	623,375	—
Israel	536,235	2,092,526	—
Italy	—	6,351,765	—
Japan	—	38,851,650	—
Luxembourg	—	236,590	—
Netherlands	1,133,314	10,301,392	—
New Zealand	—	1,534,274	—
Nigeria	—	188,685	—
Singapore	—	3,507,091	—
Spain	—	7,670,924	—
Sweden	—	5,204,921	—
Switzerland	564,508	9,933,517	—
United Kingdom	—	13,852,339	—
United States	495,776,984	11,721,666	1
Preferred Stocks
Germany	—	1,220,779	—
Unaffiliated Exchange-Traded Funds
United States	127,326,145	—	—
Short-Term Investments
Affiliated Mutual Funds	36,036,453	—	—
U.S. Treasury Obligation	—	1,287,045	—

Total	$1,015,611,506	$167,103,975	$1

Other Financial Instruments*
Liabilities
Futures Contracts	$(173,530)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	31.5%
Unaffiliated Exchange-Traded Funds	10.9
Semiconductors & Semiconductor Equipment	9.4
Banks	4.5
Technology Hardware, Storage & Peripherals	3.5
Interactive Media & Services	3.3
Software	3.2

Pharmaceuticals	2.3%
Oil, Gas & Consumable Fuels	2.0
Capital Markets	1.9
Machinery	1.8
Aerospace & Defense	1.6
Financial Services	1.6
Broadline Retail	1.6
Insurance	1.5

SEE NOTES TO FINANCIAL STATEMENTS.

A9

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Industry Classification (continued):

Automobiles	1.3%
Electrical Equipment	1.3
Biotechnology	1.2
Health Care Providers & Services	1.1
Metals & Mining	0.9
Food Products	0.9
Electronic Equipment, Instruments & Components	0.8
Consumer Staples Distribution & Retail	0.8
Electric Utilities	0.8
IT Services	0.8
Hotels, Restaurants & Leisure	0.8
Diversified Telecommunication Services	0.7
Specialty Retail	0.7
Health Care Equipment & Supplies	0.6
Beverages	0.6
Communications Equipment	0.5
Entertainment	0.5
Chemicals	0.5
Life Sciences Tools & Services	0.5
Ground Transportation	0.5
Trading Companies & Distributors	0.4
Air Freight & Logistics	0.3
Real Estate Management & Development	0.3
Industrial Conglomerates	0.3
Professional Services	0.3
Household Durables	0.3
Media	0.3
Specialized REITs	0.3
Construction & Engineering	0.2

Personal Care Products	0.2%
Multi-Utilities	0.2
Tobacco	0.2
Consumer Finance	0.2
Automobile Components	0.2
Containers & Packaging	0.2
Industrial REITs	0.2
Household Products	0.1
Gas Utilities	0.1
Diversified REITs	0.1
Building Products	0.1
U.S. Treasury Obligation	0.1
Textiles, Apparel & Luxury Goods	0.1
Marine Transportation	0.1
Wireless Telecommunication Services	0.1
Retail REITs	0.1
Independent Power & Renewable Electricity Producers	0.1
Construction Materials	0.0	*
Energy Equipment & Services	0.0	*
Office REITs	0.0	*
Diversified Consumer Services	0.0	*
Passenger Airlines	0.0	*
Commercial Services & Supplies	0.0	*

	101.5
Liabilities in excess of other assets	(1.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$173,530	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,458,703

SEE NOTES TO FINANCIAL STATEMENTS.

A10

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(239,977)

For the six months ended June 30, 2026, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$15,838,095

*	Average volume is based on average quarter end balances for the six months ended June 30, 2026.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$17,588,747	$(17,588,747)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

PSF GLOBAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value, including securities on loan of $17,588,747:
Unaffiliated investments (cost $584,854,852)	$815,677,561
Affiliated investments (cost $281,156,354)	367,037,921
Foreign currency, at value (cost $1,810,831)	1,816,329
Receivable for investments sold	1,495,230
Tax reclaim receivable	1,269,927
Dividends receivable	390,229
Due from broker-variation margin futures	91,140
Receivable for Portfolio shares sold	37,361
Receivable from affiliate	5,286
Prepaid expenses and other assets	1,624

Total Assets	1,187,822,608

LIABILITIES
Payable to broker for collateral for securities on loan	17,937,305
Payable for investments purchased	2,526,282
Payable to affiliate	666,559
Management fee payable	462,163
Payable for Portfolio shares purchased	285,965
Accrued expenses and other liabilities	210,045
Affiliated transfer agent fee payable	1,190
Distribution fee payable	500
Payable to custodian	317

Total Liabilities	22,090,326

NET ASSETS	$1,165,732,282

Net assets were comprised of:
Partners’ Equity	$1,165,732,282

Class I:
Net asset value and redemption price per share, $1,163,259,894 / 13,515,650 outstanding shares of beneficial interest	$86.07

Class III:
Net asset value and redemption price per share, $2,472,388 / 29,103 outstanding shares of beneficial interest	$84.95

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $302,185 foreign withholding tax, of which $58,619 is reimbursable by an affiliate)	$7,431,903
Affiliated dividend income	304,568
Interest income	33,426
Income from securities lending, net (including affiliated income of $19,161)	22,507

Total income	7,792,404

EXPENSES
Management fee	4,118,458
Distribution fee—Class III	2,634
Custodian and accounting fees	87,656
Shareholders’ reports	46,225
Professional fees	29,671
Audit fee	21,654
Trustees’ fees	13,930
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Miscellaneous	29,059

Total expenses	4,355,209
Less: Fee waivers and/or expense reimbursement	(1,506,561)

Net expenses	2,848,648

NET INVESTMENT INCOME (LOSS)	4,943,756

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,603,070)	45,091,644
Futures transactions	1,458,703
Foreign currency transactions	(20,403)

46,529,944

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $33,933,953)	65,733,606
Futures	(239,977)
Foreign currencies	(33,075)

65,460,554

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	111,990,498

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,934,254

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,943,756	$10,154,160
Net realized gain (loss) on investment and foreign currency transactions	46,529,944	209,583,503
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	65,460,554	(22,937,670)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	116,934,254	196,799,993

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	24,893,577	26,158,843
Portfolio shares purchased	(44,436,790)	(80,138,500)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(19,543,213)	(53,979,657)

TOTAL INCREASE (DECREASE)	97,391,041	142,820,336
NET ASSETS:
Beginning of period	1,068,341,241	925,520,905

End of period	$1,165,732,282	$1,068,341,241

SEE NOTES TO FINANCIAL STATEMENTS.

A12

PSF GLOBAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$77.54		$63.54	$55.18	$46.14	$56.82	$48.06

Income (Loss) From Investment Operations:
Net investment income (loss)	0.36		0.72	0.68	0.74	0.63	0.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.17		13.28	7.68	8.30	(11.31)	8.30

Total from investment operations	8.53		14.00	8.36	9.04	(10.68)	8.76

Net Asset Value, end of period	$86.07		$77.54	$63.54	$55.18	$46.14	$56.82

Total Return(b)	11.00%		22.03%	15.15%	19.59%	(18.80)%	18.23%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,163.3		$1,066.5	$924.2	$1,078.9	$1,186.9	$1,518.5
Average net assets (in millions)	$1,105.2		$974.6	$978.8	$1,072.5	$1,262.8	$1,472.2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.52	%(d)	0.59%	0.76%	0.78%	0.75%	0.74%
Expenses before waivers and/or expense reimbursement	0.79	%(d)	0.81%	0.85%	0.83%	0.79%	0.78%
Net investment income (loss)	0.90	%(d)	1.04%	1.12%	1.48%	1.30%	0.86%
Portfolio turnover rate(e)	44%		123%	35%	41%	52%	21%

Class III
	Six Months Ended June 30, 2026		Year Ended December 31,				April 26, 2021(f) through December 31, 2021
			2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$76.63		$62.95	$54.80	$45.94	$56.72	$53.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.53	0.53	0.58	0.54	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.05		13.15	7.62	8.28	(11.32)	3.44

Total from investment operations	8.32		13.68	8.15	8.86	(10.78)	3.59

Net Asset Value, end of period	$84.95		$76.63	$62.95	$54.80	$45.94	$56.72

Total Return(b)	10.86%		21.73%	14.87%	19.29%	(19.01)%	6.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.5		$1.9	$1.3	$1.1	$0.6	$0.2
Average net assets (in millions)	$2.1		$1.7	$1.3	$0.8	$0.5	$0.1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.77	%(d)	0.83%	1.01%	1.03%	1.00%	0.99	%(g)
Expenses before waivers and/or expense reimbursement	1.04	%(d)	1.06%	1.10%	1.08%	1.04%	1.03	%(g)
Net investment income (loss)	0.68	%(d)	0.77%	0.86%	1.15%	1.14%	0.40	%(g)
Portfolio turnover rate(e)	44%		123%	35%	41%	52%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.4%
COMMON STOCKS — 50.8%
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.*(a)	1,680	$941,825
BAE Systems PLC (United Kingdom)	1,053	25,805
Boeing Co. (The)*	17,650	3,820,696
Elbit Systems Ltd. (Israel)	56	42,581
General Dynamics Corp.	5,700	2,019,168
General Electric Co.	23,378	8,737,060
Honeywell Aerospace, Inc.*	7,106	1,570,994
Howmet Aerospace, Inc.	8,980	2,414,363
Huntington Ingalls Industries, Inc.	800	223,912
L3Harris Technologies, Inc.	4,070	1,182,701
Lockheed Martin Corp.	4,560	2,323,138
Northrop Grumman Corp.	3,002	1,528,949
Rolls-Royce Holdings PLC (United Kingdom)	15,517	297,455
RTX Corp.	30,155	5,721,308
Saab AB (Sweden) (Class B Stock)	1,273	66,367
Safran SA (France)	523	206,104
Singapore Technologies Engineering Ltd. (Singapore)	14,700	118,399
Textron, Inc.	4,100	376,093
TransDigm Group, Inc.(a)	1,270	1,691,691

		33,308,609

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	2,500	470,850
Deutsche Post AG (Germany)	3,178	193,211
Expeditors International of Washington, Inc.	2,800	456,344
FedEx Corp.	4,780	1,496,761
United Parcel Service, Inc. (Class B Stock)	16,600	1,784,500

		4,401,666

Automobile Components — 0.0%
Aisin Corp. (Japan)	2,400	32,584
Aptiv PLC*	4,700	288,486
Sumitomo Electric Industries Ltd. (Japan)	6,800	126,189

		447,259

Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	495	32,496
Ford Motor Co.	88,185	1,225,772
General Motors Co.	20,300	1,564,724
Honda Motor Co. Ltd. (Japan)	7,600	68,459
Isuzu Motors Ltd. (Japan)	4,700	62,586
Mercedes-Benz Group AG (Germany)	3,329	167,444
Subaru Corp. (Japan)	700	10,241
Tesla, Inc.*	63,120	26,548,271
Toyota Motor Corp. (Japan)	2,700	45,232

		29,725,225

Banks — 1.8%
ABN AMRO Bank NV (Netherlands), CVA	495	21,053
AIB Group PLC (Ireland)	7,360	86,498

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Banco Bilbao Vizcaya Argentaria SA (Spain)	7,906	$199,048
Banco Santander SA (Spain)	17,439	242,051
Bank Hapoalim BM (Israel)	1,175	27,102
Bank of America Corp.	146,641	8,355,604
Barclays PLC (United Kingdom)	26,246	175,874
BNP Paribas SA (France)	2,143	250,288
BOC Hong Kong Holdings Ltd. (China)	14,500	78,685
CaixaBank SA (Spain)	13,803	195,563
Citigroup, Inc.	38,335	5,365,367
Citizens Financial Group, Inc.	9,900	693,693
Commonwealth Bank of Australia (Australia)	554	63,136
Credit Agricole SA (France)	1,186	23,854
Danske Bank A/S (Denmark)	2,976	159,521
DBS Group Holdings Ltd. (Singapore)	200	10,127
Fifth Third Bancorp	20,221	1,139,858
FinecoBank Banca Fineco SpA (Italy)	496	12,471
HSBC Holdings PLC (United Kingdom)	22,766	430,489
Huntington Bancshares, Inc.	47,136	835,721
ING Groep NV (Netherlands)	5,504	173,669
Intesa Sanpaolo SpA (Italy)	5,146	35,370
Israel Discount Bank Ltd. (Israel) (Class A Stock)	5,670	56,141
Japan Post Bank Co. Ltd. (Japan)	6,700	127,517
JPMorgan Chase & Co.	60,145	19,687,263
KeyCorp	20,700	477,135
Lloyds Banking Group PLC (United Kingdom)	82,769	121,135
M&T Bank Corp.	3,405	810,424
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,000	219,152
Mizuho Financial Group, Inc. (Japan)	200	9,606
NatWest Group PLC (United Kingdom)	22,928	202,316
Nordea Bank Abp (Finland)	4,860	92,228
Oversea-Chinese Banking Corp. Ltd. (Singapore)	3,500	67,167
PNC Financial Services Group, Inc. (The)	9,033	2,224,105
Regions Financial Corp.	20,103	607,111
Resona Holdings, Inc. (Japan)	2,600	33,899
Societe Generale SA (France)	754	66,737
Sumitomo Mitsui Financial Group, Inc. (Japan)	400	15,680
Swedbank AB (Sweden) (Class A Stock)	2,952	110,274
Truist Financial Corp.	28,401	1,414,938
U.S. Bancorp	34,985	2,113,094
UniCredit SpA (Italy)	2,659	238,296
Wells Fargo & Co.	68,764	5,682,657

		52,951,917

Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	1,250	103,287
Asahi Group Holdings Ltd. (Japan)	900	8,556
Brown-Forman Corp. (Class B Stock)	4,175	111,264
Coca-Cola Co. (The)	87,001	7,070,571

SEE NOTES TO FINANCIAL STATEMENTS.

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	3,340	$464,561
Heineken Holding NV (Netherlands)	1,375	104,706
Keurig Dr. Pepper, Inc.	30,500	998,265
Kirin Holdings Co. Ltd. (Japan)	7,200	124,173
Molson Coors Beverage Co.(Class B Stock)	3,900	151,944
Monster Beverage Corp.*	16,000	1,537,920
PepsiCo, Inc.	30,707	4,157,728

		14,832,975

Biotechnology — 0.8%
AbbVie, Inc.	39,801	10,015,524
Amgen, Inc.	12,037	4,358,838
Argenx SE (Netherlands)*	11	10,196
Biogen, Inc.*	3,260	704,356
CSL Ltd. (Australia)	1,996	159,250
Genmab A/S (Denmark)*	58	15,901
Gilead Sciences, Inc.	27,900	3,524,886
Incyte Corp.*	3,640	412,630
Moderna, Inc.*	8,150	570,744
Regeneron Pharmaceuticals, Inc.	2,260	1,409,200
Swedish Orphan Biovitrum AB (Sweden)*	1,125	53,626
Vertex Pharmaceuticals, Inc.*	5,700	2,831,361

		24,066,512

Broadline Retail — 1.9%
Amazon.com, Inc.*	219,800	52,387,132
BuySell Technologies Co. Ltd. (Japan)	2,000	40,889
eBay, Inc.	9,900	1,106,325
Next PLC (United Kingdom)	232	44,763
Puuilo OYJ (Finland)	550	11,292

		53,590,401

Building Products — 0.3%
A.O. Smith Corp.	2,800	175,616
Allegion PLC	2,033	285,616
Builders FirstSource, Inc.*	2,300	205,804
Carel Industries SpA (Italy),144A	312	11,319
Carrier Global Corp.	17,602	1,291,107
Johnson Controls International PLC	13,722	2,004,921
Lennox International, Inc.(a)	740	423,983
Masco Corp.	4,800	390,576
Trane Technologies PLC	4,900	2,406,684

		7,195,626

Capital Markets — 1.5%
Ameriprise Financial, Inc.	2,020	926,695
Amundi SA (France), 144A	797	76,507
Ares Management Corp. (Class A Stock)(a)	4,700	523,157
Bank of New York Mellon Corp. (The)	15,458	2,235,381
Blackrock, Inc.	3,240	3,115,454
Blackstone, Inc.	16,800	1,976,856
Cboe Global Markets, Inc.	2,300	558,141
Charles Schwab Corp. (The)	36,650	3,381,696
CME Group, Inc.	8,100	1,788,723

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Coinbase Global, Inc. (Class A Stock)* .	5,100	$745,569
Deutsche Bank AG (Germany)	2,569	87,004
FactSet Research Systems, Inc.(a)	800	184,064
Franklin Resources, Inc.	7,300	242,871
Futu Holdings Ltd. (Hong Kong), ADR	100	9,374
Goldman Sachs Group, Inc. (The)	6,620	6,695,270
IG Group Holdings PLC (United Kingdom)	1,300	31,349
Interactive Brokers Group, Inc. (Class A Stock)	9,900	861,696
Intercontinental Exchange, Inc.	12,755	1,570,268
Invesco Ltd.	9,900	261,261
KKR & Co., Inc.	15,400	1,413,412
London Stock Exchange Group PLC (United Kingdom)	519	56,112
Macquarie Group Ltd. (Australia)	360	62,584
Moody’s Corp.	3,370	1,526,340
Morgan Stanley	26,819	5,606,244
MSCI, Inc.	1,640	918,466
Nasdaq, Inc.	10,000	788,200
Nomura Holdings, Inc. (Japan)	12,400	108,871
Northern Trust Corp.	4,100	712,744
Raymond James Financial, Inc.(a)	3,850	585,316
Robinhood Markets, Inc. (Class A Stock)*	17,800	1,784,984
S&P Global, Inc.	6,840	2,785,658
SBI Holdings, Inc. (Japan)	1,500	24,598
Singapore Exchange Ltd. (Singapore)	8,200	152,991
State Street Corp.	6,200	1,051,520
T. Rowe Price Group, Inc.	4,900	557,081
UBS Group AG (Switzerland)	4,679	231,897

		43,638,354

Chemicals — 0.5%
Air Liquide SA (France)	311	61,586
Air Products & Chemicals, Inc.	5,000	1,465,900
Albemarle Corp.	2,500	337,575
Asahi Kasei Corp. (Japan)	2,100	23,356
BASF SE (Germany)	238	12,722
CF Industries Holdings, Inc.	3,600	389,736
Corteva, Inc.	15,147	1,282,799
DIC Corp. (Japan)	400	11,928
Dow, Inc.	16,047	439,046
DuPont de Nemours, Inc.	3,215	436,083
Ecolab, Inc.	5,700	1,588,077
Evonik Industries AG (Germany)	1,380	25,041
Fuso Chemical Co. Ltd. (Japan)	2,000	56,242
International Flavors & Fragrances, Inc.	6,000	475,320
Linde PLC	10,500	5,448,870
LyondellBasell Industries NV (Class A Stock)	6,100	321,165
Mosaic Co. (The)	7,300	154,687
PPG Industries, Inc.	5,200	630,708
Sherwin-Williams Co. (The)	5,150	1,773,248
Yara International ASA (Brazil)	3,108	136,683

		15,070,772

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	1,976	26,680

SEE NOTES TO FINANCIAL STATEMENTS.

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Cintas Corp.	7,620	$1,296,010
Copart, Inc.*	20,000	563,800
Dai Nippon Printing Co. Ltd. (Japan)	1,200	22,018
Republic Services, Inc.	4,465	951,402
Rollins, Inc.	7,100	296,354
Securitas AB (Sweden) (Class B Stock)	625	10,264
Veralto Corp.	5,533	490,667
Waste Management, Inc.	8,342	1,859,265

		5,516,460

Communications Equipment — 0.7%
Arista Networks, Inc.*	23,200	3,941,216
Ciena Corp.*	3,160	1,550,170
Cisco Systems, Inc.	88,900	10,442,194
F5, Inc.*	1,200	499,152
Lumentum Holdings, Inc.*	1,740	1,493,024
Motorola Solutions, Inc.	3,709	1,540,311
Nokia OYJ (Finland)	4,170	55,612
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	9,539	106,977

		19,628,656

Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	790	1,565,740
Eiffage SA (France)	225	33,189
EMCOR Group, Inc.	1,000	829,880
HOCHTIEF AG (Germany)	286	165,779
Obayashi Corp. (Japan)	700	14,146
Quanta Services, Inc.	3,340	2,404,934
Shimizu Corp. (Japan)	600	9,502

		5,023,170

Construction Materials — 0.1%
CRH PLC	15,000	1,605,000
Holcim AG*	280	25,246
Martin Marietta Materials, Inc.(a)	1,340	772,778
Vulcan Materials Co.(a)	2,900	855,529

		3,258,553

Consumer Finance — 0.3%
American Express Co.	12,000	4,059,000
Capital One Financial Corp.	13,830	2,774,574
Synchrony Financial	7,772	591,061

		7,424,635

Consumer Staples Distribution & Retail — 0.9%
Casey’s General Stores, Inc.	820	651,728
Costco Wholesale Corp.	9,990	9,345,345
Dollar General Corp.	4,900	564,039
Dollar Tree, Inc.*	4,065	491,662
Koninklijke Ahold Delhaize NV (Netherlands)	3,572	143,828
Kroger Co. (The)	13,092	726,999
Sysco Corp.	10,700	894,306
Target Corp.	10,160	1,326,997
Walmart, Inc.	98,700	11,178,762

		25,323,666

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging — 0.1%
Amcor PLC	10,950	$474,683
Avery Dennison Corp.	1,700	275,995
Ball Corp.	6,500	405,600
International Paper Co.	12,673	482,841
Packaging Corp. of America	2,100	500,388
Smurfit Westrock PLC	12,144	561,781

		2,701,288

Distributors — 0.0%
Genuine Parts Co.	3,200	377,536

Diversified Consumer Services — 0.0%
AcadeMedia AB (Sweden), 144A	988	10,271

Diversified REITs — 0.0%
Covivio SA (France)	1,547	94,727
Stockland (Australia)	25,838	72,863

		167,590

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	156,036	3,229,945
Comcast Corp. (Class A Stock)	80,780	1,983,149
Deutsche Telekom AG (Germany)	7,160	195,212
Telia Co. AB (Sweden)	20,101	97,909
Verizon Communications, Inc.	93,776	3,970,476

		9,476,691

Electric Utilities — 0.7%
Acciona SA (Spain)	39	12,356
Alliant Energy Corp.(a)	6,100	465,369
American Electric Power Co., Inc.(a)	12,160	1,663,610
Constellation Energy Corp.	7,204	1,789,257
Duke Energy Corp.	17,461	2,210,213
Edison International	8,600	640,270
Enel SpA (Italy)	19,388	222,388
Entergy Corp.(a)	10,100	1,160,086
Evergy, Inc.	5,100	440,793
Eversource Energy	8,700	628,749
Exelon Corp.(a)	23,013	1,072,866
FirstEnergy Corp.	12,056	573,142
Iberdrola SA (Spain)	500	12,445
Kansai Electric Power Co., Inc. (The) (Japan)	1,400	19,785
NextEra Energy, Inc.	46,900	4,116,413
NRG Energy, Inc.	4,900	715,694
Origin Energy Ltd. (Australia)	3,132	23,807
PG&E Corp.	51,000	857,820
Pinnacle West Capital Corp.	2,800	299,600
PPL Corp.	16,600	603,410
Southern Co. (The)(a)	25,300	2,421,463
Xcel Energy, Inc.	14,010	1,125,003

		21,074,539

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	3,083	335,367
AMETEK, Inc.	5,100	1,233,894
Eaton Corp. PLC	8,737	3,723,010
Emerson Electric Co.	12,600	1,803,690
Fuji Electric Co. Ltd. (Japan)	100	8,470
Fujikura Ltd. (Japan)	1,700	67,391

SEE NOTES TO FINANCIAL STATEMENTS.

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Furukawa Electric Co. Ltd. (Japan)	3,000	$90,232
GE Vernova, Inc.	6,034	7,089,105
Generac Holdings, Inc.*	1,200	351,372
Hubbell, Inc.(a)	1,200	627,840
Legrand SA (France)	682	115,561
Mitsubishi Electric Corp. (Japan)	2,700	99,021
Prysmian SpA (Italy)	378	63,634
Rockwell Automation, Inc.	2,500	1,237,700
Schneider Electric SE	682	223,168
Siemens Energy AG (Germany)	1,067	203,415
Vertiv Holdings Co. (Class A Stock)	8,600	2,879,452
Vestas Wind Systems A/S (Denmark)	1,632	46,207

		20,198,529

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	27,600	4,866,432
CDW Corp.(a)	2,950	414,888
Codan Ltd. (Australia)	390	11,976
Coherent Corp.*	4,300	1,696,221
Corning, Inc.	17,600	4,495,568
Flex Ltd.*	8,200	1,328,974
Ibiden Co. Ltd. (Japan)	300	45,294
Jabil, Inc.	2,300	886,604
Keysight Technologies, Inc.*	3,700	1,295,259
Kyocera Corp (Japan)	400	8,871
Murata Manufacturing Co. Ltd. (Japan)	2,900	208,176
TDK Corp. (Japan)	900	20,191
TE Connectivity PLC (Switzerland)	6,600	1,330,626
Teledyne Technologies, Inc.*(a)	1,080	720,252
Zebra Technologies Corp. (Class A Stock)*	970	255,362

		17,584,694

Energy Equipment & Services — 0.1%
Baker Hughes Co.	22,198	1,231,989
Halliburton Co.	19,400	658,630
SLB Ltd.	33,624	1,563,180
Tenaris SA	2,629	72,777

		3,526,576

Entertainment — 0.5%
Electronic Arts, Inc.	5,600	1,148,224
Konami Group Corp. (Japan)	300	32,864
Live Nation Entertainment, Inc.*	3,500	640,885
Netflix, Inc.*	94,600	6,754,440
Take-Two Interactive Software, Inc.*	3,900	974,922
TKO Group Holdings, Inc.	1,300	261,703
Walt Disney Co. (The)	39,882	3,838,643
Warner Bros Discovery, Inc.*	59,476	1,585,630

		15,237,311

Financial Services — 1.7%
Apollo Global Management, Inc.(a)	10,400	1,230,424
Banca Mediolanum SpA (Italy)	2,091	52,111
Berkshire Hathaway, Inc. (Class B Stock)*	41,495	20,763,683
Block, Inc.*	12,000	912,000
Corpay, Inc.*	1,500	499,905

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Fidelity National Information Services, Inc.	11,600	$451,008
Fiserv, Inc.*	12,500	613,125
Global Payments, Inc.	5,477	397,411
Helia Group Ltd. (Australia)	2,940	11,273
Infratil Ltd. (New Zealand)	3,029	26,571
Jack Henry & Associates, Inc.	1,700	234,158
Mastercard, Inc. (Class A Stock)	18,130	9,311,568
ORIX Corp. (Japan)	1,400	53,328
PayPal Holdings, Inc.	19,800	854,964
Visa, Inc. (Class A Stock)	37,300	12,797,257
Washington H Soul Pattinson & Co. Ltd. (Australia)	1,428	45,646

		48,254,432

Food Products — 0.2%
Archer-Daniels-Midland Co.(a)	10,726	819,466
Bunge Global SA	3,100	330,863
General Mills, Inc.	12,700	441,960
Hershey Co. (The)(a)	3,200	561,440
Hormel Foods Corp.	7,400	183,668
J.M. Smucker Co. (The)	2,600	292,500
Kraft Heinz Co. (The)	19,767	466,897
McCormick & Co., Inc. (Non-Voting Shares)	6,040	304,537
Mondelez International, Inc. (Class A Stock)	28,853	1,668,857
Nestle SA (Switzerland)	1,739	178,361
Tyson Foods, Inc. (Class A Stock)	6,500	372,125
WH Group Ltd. (Hong Kong), 144A	99,000	104,971
Wilmar International Ltd. (China)	3,600	10,047

		5,735,692

Gas Utilities — 0.0%
Atmos Energy Corp.	3,800	654,626
Naturgy Energy Group SA (Spain)	2,066	64,757
Osaka Gas Co. Ltd. (Japan)	2,100	70,756
Shizuoka Gas Co. Ltd. (Japan)	1,100	8,497
Snam SpA (Italy)	12,962	93,575
Tokyo Gas Co. Ltd. (Japan)	1,900	71,945

		964,156

Ground Transportation — 0.4%
CSX Corp.	42,000	1,996,260
Fedex Freight Holding Co., Inc.*	2,390	360,890
J.B. Hunt Transport Services, Inc.	1,700	492,031
Norfolk Southern Corp.	5,000	1,572,950
Old Dominion Freight Line, Inc.	4,130	894,558
Uber Technologies, Inc.*	45,700	3,297,712
Union Pacific Corp.	13,360	3,633,920

		12,248,321

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	39,150	3,552,471
Align Technology, Inc.*	1,440	242,870
Baxter International, Inc.(a)	12,200	260,104
Becton, Dickinson & Co.	6,210	939,759
Boston Scientific Corp.*	33,367	1,424,104

SEE NOTES TO FINANCIAL STATEMENTS.

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Cooper Cos., Inc. (The)*	4,560	$326,998
Dexcom, Inc.*	8,860	596,721
Edwards Lifesciences Corp.*	13,000	1,175,980
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,009	66,843
GE HealthCare Technologies, Inc.	10,592	677,994
Hoya Corp. (Japan)	200	32,260
IDEXX Laboratories, Inc.*	1,780	937,063
Insulet Corp.*	1,600	243,600
Intuitive Surgical, Inc.*	7,940	3,157,579
Medtronic PLC	28,790	2,252,242
PHC Holdings Corp. (Japan)	2,600	16,491
ResMed, Inc.(a)	3,300	643,104
Solventum Corp.*	3,370	259,996
STERIS PLC	2,250	473,783
Stryker Corp.	7,700	2,424,268
Terumo Corp. (Japan)	1,100	15,023
Zimmer Biomet Holdings, Inc.	4,300	370,187

		20,089,440

Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	5,250	1,247,190
Cencora, Inc.	4,300	1,216,814
Centene Corp.*	10,850	696,462
Cigna Group (The)	5,900	1,626,512
CVS Health Corp.	28,583	2,956,911
DaVita, Inc.*	700	155,736
Elevance Health, Inc.	4,920	1,902,712
Fresenius Medical Care AG (Germany)	925	41,875
Fresenius SE & Co. KGaA (Germany)	1,368	62,499
HCA Healthcare, Inc.	3,600	1,403,604
Henry Schein, Inc.*	2,300	192,096
Humana, Inc.	2,810	1,116,188
Labcorp Holdings, Inc.	1,700	476,000
McKesson Corp.	2,690	2,032,564
Quest Diagnostics, Inc.	2,400	508,680
UnitedHealth Group, Inc.	20,320	8,445,602
Universal Health Services, Inc. (Class B Stock)	1,300	193,297

		24,274,742

Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	3,580	189,203
Healthpeak Properties, Inc.	16,600	355,240
Ventas, Inc.	10,968	973,958
Welltower, Inc.	15,700	3,563,429

		5,081,830

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	3,300	585,651

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	14,782	350,481

Hotels, Restaurants & Leisure — 0.8%
Airbnb, Inc. (Class A Stock)*	9,500	1,359,450
Aristocrat Leisure Ltd. (Australia)	248	10,510
Booking Holdings, Inc.	17,350	3,092,464
Carnival Corp. Ltd.	28,900	825,673
Chipotle Mexican Grill, Inc.*	28,800	979,200

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Compass Group PLC (United Kingdom)	1,040	$33,602
Darden Restaurants, Inc.	2,550	525,325
Domino’s Pizza, Inc.	620	183,545
DoorDash, Inc. (Class A Stock)*	8,400	1,550,052
Expedia Group, Inc.	2,550	652,494
Hilton Worldwide Holdings, Inc.	5,100	1,685,346
Las Vegas Sands Corp.	7,150	330,258
Marriott International, Inc. (Class A Stock)(a)	5,028	1,863,327
McDonald’s Corp.	16,000	4,324,960
MGM Resorts International*	4,400	210,364
Norwegian Cruise Line Holdings Ltd.*	10,500	221,655
Royal Caribbean Cruises Ltd.(a)	5,600	1,778,168
Starbucks Corp.	25,600	2,616,064
Wynn Resorts Ltd.	1,900	184,471
Yum! Brands, Inc.(a)	6,200	991,132

		23,418,060

Household Durables — 0.1%
Casio Computer Co. Ltd. (Japan)	1,000	11,882
D.R. Horton, Inc.	5,900	960,992
Garmin Ltd.	3,600	855,144
Haseko Corp. (Japan)	1,400	24,590
Lennar Corp. (Class A Stock)	5,000	452,450
NVR, Inc.*	50	340,670
Panasonic Holdings Corp. (Japan)	1,500	42,200
PulteGroup, Inc.	4,222	579,301
Sekisui House Ltd. (Japan)	6,900	143,449
Sony Group Corp. (Japan)	2,800	56,347

		3,467,025

Household Products — 0.4%
Church & Dwight Co., Inc.	5,300	513,464
Clorox Co. (The)	2,600	248,144
Colgate-Palmolive Co.	18,100	1,659,408
Essity AB (Sweden) (Class B Stock)	421	11,920
Kimberly-Clark Corp.(a)	7,400	812,298
Procter & Gamble Co. (The)	52,325	7,672,938
Reckitt Benckiser Group PLC (United Kingdom)	611	39,797

		10,957,969

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	23,900	350,374
RWE AG (Germany)	1,522	98,428
Vistra Corp.	7,100	1,126,273

		1,575,075

Industrial Conglomerates — 0.1%
3M Co.	11,780	1,907,300
CK Hutchison Holdings Ltd. (United Kingdom)	11,000	93,232
Hitachi Ltd. (Japan)	2,300	63,655
Honeywell International, Inc.	7,106	1,591,033
Siemens AG (Germany)	469	150,787

		3,806,007

SEE NOTES TO FINANCIAL STATEMENTS.

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial REITs — 0.1%
Prologis, Inc.	20,884	$2,829,155

Insurance — 0.8%
Aflac, Inc.(a)	10,500	1,231,125
Ageas SA/NV (Belgium)	140	11,201
AIA Group Ltd. (Hong Kong)	8,400	76,904
Allianz SE (Germany)	81	38,341
Allstate Corp. (The)	5,800	1,380,052
American International Group, Inc.	11,839	882,361
Aon PLC (Class A Stock)	4,900	1,625,281
Arch Capital Group Ltd.*(a)	8,000	776,480
Arthur J. Gallagher & Co.(a)	5,700	1,308,549
Assurant, Inc.	1,100	295,383
AXA SA (France)	4,289	214,919
Brown & Brown, Inc.	6,800	436,220
Chubb Ltd.	7,986	2,721,150
Cincinnati Financial Corp.	3,437	636,326
Daiichi Life Group, Inc. (Japan)	9,700	105,912
Erie Indemnity Co. (Class A Stock)(a)	500	119,875
Everest Group Ltd.	840	300,073
Globe Life, Inc.	1,625	290,355
Hartford Insurance Group, Inc. (The)	6,100	808,372
Insurance Australia Group Ltd. (Australia)	1,680	9,396
Loews Corp.	3,775	427,368
Marsh & McLennan Cos., Inc.	10,700	1,783,369
MetLife, Inc.	12,350	1,044,933
MS&AD Insurance Group Holdings, Inc. (Japan)	5,700	147,744
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	43	24,014
Principal Financial Group, Inc.(a)	4,400	474,232
Progressive Corp. (The)	13,000	2,839,850
QBE Insurance Group Ltd. (Australia)	9,464	164,628
Swiss Re AG	226	35,923
Talanx AG (Germany)	238	30,103
Tokio Marine Holdings, Inc. (Japan)	900	39,572
Travelers Cos., Inc. (The)	4,735	1,563,118
Unipol Assicurazioni SpA (Italy)	5,060	141,429
W.R. Berkley Corp.(a)	7,000	493,710
Willis Towers Watson PLC	2,140	559,332
Zurich Insurance Group AG (Switzerland)	44	32,544

		23,070,144

Interactive Media & Services — 3.9%
Alphabet, Inc. (Class A Stock)	131,700	47,065,629
Alphabet, Inc. (Class C Stock)	106,160	37,509,513
LY Corp. (Japan)	21,500	57,223
Meta Platforms, Inc. (Class A Stock)	49,330	27,787,096
Scout24 SE (Germany), 144A	130	10,758

		112,430,219

IT Services — 0.3%
Accenture PLC (Class A Stock)	13,800	1,717,272
Akamai Technologies, Inc.*	3,400	401,914
Capgemini SE (France)	684	68,668

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	11,100	$429,903
Fujitsu Ltd. (Japan)	3,500	69,545
Gartner, Inc.*	1,640	212,577
GoDaddy, Inc. (Class A Stock)*	3,100	263,128
International Business Machines Corp.	21,000	5,905,410
Obic Co. Ltd. (Japan)	2,200	51,667
Otsuka Corp. (Japan)	3,900	66,770
Simplex Holdings, Inc. (Japan)	2,200	12,734
VeriSign, Inc.	1,880	472,933

		9,672,521

Leisure Products — 0.0%
Hasbro, Inc.	3,200	264,288

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	6,514	865,255
Bio-Techne Corp.	3,800	268,470
Charles River Laboratories International, Inc.*	960	217,718
Danaher Corp.	14,100	2,685,768
IQVIA Holdings, Inc.*	3,600	695,592
Mettler-Toledo International, Inc.*	470	600,430
Revvity, Inc.(a)	2,400	267,024
Thermo Fisher Scientific, Inc.	8,240	4,131,206
Waters Corp.*(a)	2,121	795,460
West Pharmaceutical Services, Inc.	1,600	574,400

		11,101,323

Machinery — 1.0%
Atlas Copco AB (Sweden) (Class B Stock)	1,156	20,494
Caterpillar, Inc.	10,340	11,011,066
Cummins, Inc.	3,110	2,218,083
Daifuku Co. Ltd. (Japan)	500	22,150
Deere & Co.	5,660	3,590,308
Dover Corp.	3,000	672,840
Epiroc AB (Sweden) (Class A Stock)	1,890	51,855
Epiroc AB (Sweden) (Class B Stock)	384	8,912
FANUC Corp. (Japan)	1,500	69,069
Fortive Corp.	7,250	442,903
Harmonic Drive Systems, Inc. (Japan)	200	9,787
IDEX Corp.	1,710	388,085
Illinois Tool Works, Inc.	5,900	1,595,773
Ingersoll Rand, Inc.	8,200	672,318
Komatsu Ltd. (Japan)	600	23,428
Kubota Corp. (Japan)	3,200	53,544
Makita Corp. (Japan)	300	10,788
MINEBEA MITSUMI, Inc. (Japan)	700	20,764
Mitsubishi Heavy Industries Ltd. (Japan)	1,600	36,356
Nordson Corp.	1,100	331,859
Otis Worldwide Corp.	8,701	622,992
PACCAR, Inc.	11,814	1,419,098
Parker-Hannifin Corp.	2,825	2,763,189
Pentair PLC	3,877	297,211
Sandvik AB (Sweden)	4,222	174,348
Snap-on, Inc.	1,100	442,640
Stanley Black & Decker, Inc.	3,547	333,844

SEE NOTES TO FINANCIAL STATEMENTS.

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Takuma Co. Ltd. (Japan)	500	$11,207
Tsugami Corp. (Japan)	200	10,065
Wartsila OYJ Abp (Finland)	1,905	72,756
Westinghouse Air Brake Technologies Corp.	3,751	1,011,270
Xylem, Inc.(a)	5,300	626,513
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,600	6,897

		29,042,412

Marine Transportation — 0.0%
SITC International Holdings Co. Ltd. (China)	19,000	76,220

Media — 0.1%
Charter Communications, Inc. (Class A Stock)*	2,060	292,953
EchoStar Corp. (Class A Stock)*	3,200	324,800
Fox Corp. (Class A Stock)	4,600	239,936
Fox Corp. (Class B Stock)	3,233	151,434
News Corp. (Class A Stock)	8,575	212,917
News Corp. (Class B Stock)	2,800	78,568
Omnicom Group, Inc.	6,413	467,059
Paramount Skydance Corp. (Class B Stock)(a)	6,890	67,935
Publicis Groupe SA (France)	339	33,501
Trade Desk, Inc. (The) (Class A Stock)*	11,000	198,880

		2,067,983

Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	210	12,662
BHP Group Ltd. (Australia)	6,497	270,749
Evolution Mining Ltd. (Australia)	8,036	66,448
Fortescue Ltd. (Australia)	4,748	63,197
Freeport-McMoRan, Inc.	32,288	2,030,592
Glencore PLC (Australia)*	5,692	38,810
JFE Holdings, Inc. (Japan)	4,700	45,376
JX Advanced Metals Corp. (Japan)	2,400	66,238
Newmont Corp.	24,000	2,241,600
Nucor Corp.	5,100	1,136,025
Rio Tinto Ltd. (Australia)	365	43,917
Rio Tinto PLC (Australia)	2,076	196,400
Steel Dynamics, Inc.(a)	3,150	722,799

		6,934,813

Multi-Utilities — 0.3%
Ameren Corp.	6,400	723,456
CenterPoint Energy, Inc.	15,100	665,004
CMS Energy Corp.(a)	7,300	558,450
Consolidated Edison, Inc.	8,300	918,229
Dominion Energy, Inc.(a)	19,815	1,353,166
DTE Energy Co.	4,800	731,376
E.ON SE (Germany)	2,088	42,938
Engie SA (France)	6,358	200,115
National Grid PLC (United Kingdom)	1,860	30,678
NiSource, Inc.	10,700	508,785
Public Service Enterprise Group, Inc.	11,200	908,992
Sempra	14,638	1,357,089

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
WEC Energy Group, Inc.	7,513	$877,293

		8,875,571

Office REITs — 0.0%
BXP, Inc.	3,500	232,085

Oil, Gas & Consumable Fuels — 1.4
APA Corp.	8,414	274,044
BP PLC	3,770	23,237
Chevron Corp.	41,999	6,961,754
ConocoPhillips	27,545	2,863,578
d’Amico International Shipping SA (Italy)	2,705	20,343
Devon Energy Corp.	25,920	1,071,015
Diamondback Energy, Inc.	4,300	755,854
Eni SpA (Italy)	3,935	92,322
EOG Resources, Inc.	11,900	1,543,787
EQT Corp.	14,000	744,380
Equinor ASA (Norway)	333	10,501
Expand Energy Corp.	5,300	483,307
Exxon Mobil Corp.	93,114	12,730,546
Galp Energia SGPS SA (Portugal)	1,615	34,228
Inpex Corp. (Japan)	400	8,071
Kinder Morgan, Inc.	43,998	1,406,616
Marathon Petroleum Corp.	6,419	1,641,146
Neste OYJ (Finland)	336	10,970
Occidental Petroleum Corp.	16,104	782,171
ONEOK, Inc.	14,100	1,225,854
Phillips 66	9,038	1,527,874
Repsol SA (Spain)	1,395	34,854
Shell PLC	5,050	196,218
Targa Resources Corp.	4,800	1,287,072
Texas Pacific Land Corp.(a)	1,210	529,544
TotalEnergies SE (France)	2,127	164,471
Valero Energy Corp.	6,600	1,718,904
Var Energi ASA (Norway)	4,242	17,576
Williams Cos., Inc. (The)	27,500	2,044,350
Woodside Energy Group Ltd. (Australia)	3,486	67,416

		40,272,003

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	14,600	1,367,436
Southwest Airlines Co.	11,600	596,472
United Airlines Holdings, Inc.*	7,200	979,128

		2,943,036

Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,500	434,225
Kenvue, Inc.	44,500	850,395
L’Oreal SA (France)	84	36,822
Unilever PLC (United Kingdom)	322	19,342

		1,340,784

Pharmaceuticals — 1.8%
Astellas Pharma, Inc. (Japan)	8,700	116,377
AstraZeneca PLC (United Kingdom)	956	178,489
Bristol-Myers Squibb Co.	45,770	2,637,267

SEE NOTES TO FINANCIAL STATEMENTS.

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	17,770	$21,313,871
Galderma Group AG (Switzerland)*	584	132,829
GSK PLC (United Kingdom)	4,419	116,012
Ipsen SA (France)	714	137,601
Johnson & Johnson	54,008	13,716,412
Merck & Co., Inc.	55,433	7,123,141
Novartis AG	2,206	344,781
Novo Nordisk A/S (Denmark) (Class B Stock)	770	36,981
Orion OYJ (Finland) (Class B Stock)	904	74,261
Pfizer, Inc.	132,070	3,180,246
Roche Holding AG	947	389,299
Sandoz Group AG (Switzerland)	744	67,223
Sanofi SA	1,592	136,122
Viatris, Inc.	27,386	434,890
Zoetis, Inc.	9,400	675,484

		50,811,286

Professional Services — 0.2%
Automatic Data Processing, Inc.	9,000	2,015,550
Broadridge Financial Solutions, Inc.	2,800	383,460
Computershare Ltd. (Australia)	1,135	30,058
Equifax, Inc.	2,600	412,672
Jacobs Solutions, Inc.	2,800	352,800
Leidos Holdings, Inc.	3,000	308,910
Paychex, Inc.	7,200	707,976
Recruit Holdings Co. Ltd. (Japan)	3,400	236,569
Verisk Analytics, Inc.	2,900	520,637

		4,968,632

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*	6,700	902,423
CoStar Group, Inc.*	9,100	257,712
Daito Trust Construction Co. Ltd. (Japan)	3,100	59,220
Hulic Co. Ltd. (Japan)	3,900	40,838
Vonovia SE (Germany)	3,068	75,686

		1,335,879

Residential REITs — 0.1%
AvalonBay Communities, Inc.	2,975	561,353
Camden Property Trust	2,400	274,776
Equity Residential	8,000	543,440
Essex Property Trust, Inc.	1,450	422,805
Invitation Homes, Inc.	13,500	407,835
Mid-America Apartment Communities, Inc.	2,700	375,138
UDR, Inc.	7,100	283,432

		2,868,779

Retail REITs — 0.1%
Federal Realty Investment Trust	1,800	222,192
Kimco Realty Corp.	16,200	410,670
Klepierre SA (France)	1,804	75,396
Realty Income Corp.	20,800	1,288,768
Regency Centers Corp.	3,800	303,012
Scentre Group (Australia)	3,778	10,071
Simon Property Group, Inc.	7,293	1,631,079

	Shares	Value

COMMON STOCKS (continued)
Retail REITs (cont’d.)
Unibail-Rodamco-Westfield (France)	285	$33,353
Vicinity Ltd. (Australia)	29,154	51,947

		4,026,488

Semiconductors & Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc.*	36,619	21,272,343
Advantest Corp. (Japan)	700	144,010
Analog Devices, Inc.	10,947	4,347,820
Applied Materials, Inc.	17,800	12,869,400
ASM International NV (Netherlands)	62	71,299
ASML Holding NV (Netherlands)	447	885,139
BE Semiconductor Industries NV (Netherlands)	231	76,288
Broadcom, Inc.	106,300	40,154,825
Disco Corp. (Japan)	100	52,023
First Solar, Inc.*	2,300	542,708
Infineon Technologies AG (Germany)	1,468	138,288
Intel Corp.*	106,100	14,814,743
Kioxia Holdings Corp. (Japan)*	500	290,615
KLA Corp.	29,300	8,840,103
Lam Research Corp.	28,100	12,176,573
Marvell Technology, Inc.	19,600	5,838,644
Microchip Technology, Inc.(a)	12,100	1,103,520
Micron Technology, Inc.	25,340	29,249,709
Monolithic Power Systems, Inc.	1,090	1,506,772
NVIDIA Corp.	544,100	108,868,969
NXP Semiconductors NV (Netherlands).	5,600	1,573,768
ON Semiconductor Corp.*	8,800	831,952
Qnity Electronics, Inc.	4,673	763,148
QUALCOMM, Inc.	23,700	4,379,523
Renesas Electronics Corp. (Japan)	1,600	49,390
Skyworks Solutions, Inc.(a)	3,300	223,740
Teradyne, Inc.	3,500	1,693,440
Texas Instruments, Inc.	20,400	6,080,628
Tokyo Electron Ltd. (Japan)	400	193,942
Tower Semiconductor Ltd. (Israel)*	144	37,284

		279,070,606

Software — 3.8%
Adobe, Inc.*	9,040	1,853,381
AppLovin Corp. (Class A Stock)*	5,900	3,039,857
Autodesk, Inc.*	4,700	913,774
Cadence Design Systems, Inc.*	6,100	2,289,452
Check Point Software Technologies Ltd. (Israel)*	700	92,001
Crowdstrike Holdings, Inc. (Class A Stock)*	5,720	4,365,161
Datadog, Inc. (Class A Stock)*	7,300	1,900,628
Fair Isaac Corp.*(a)	520	621,286
Fortinet, Inc.*	14,200	2,181,404
Gen Digital, Inc.	13,378	332,978
Intuit, Inc.	6,180	1,612,980
Microsoft Corp.	166,840	62,234,657
Nice Ltd. (Israel)*	288	26,083
Oracle Corp.	38,150	5,590,882
Palantir Technologies, Inc. (Class A Stock)*	51,400	5,996,838
Palo Alto Networks, Inc.*	18,200	6,206,564
PTC, Inc.*	2,800	318,108

SEE NOTES TO FINANCIAL STATEMENTS.

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Roper Technologies, Inc.(a)	2,160	$730,922
Salesforce, Inc.	18,350	2,874,711
SAP SE (Germany)	286	44,086
ServiceNow, Inc.*	23,150	2,298,332
Synopsys, Inc.*	4,187	1,867,695
Trimble, Inc.*	5,500	281,490
Tyler Technologies, Inc.*	910	266,139
Workday, Inc. (Class A Stock)*(a)	4,700	575,374

		108,514,783

Specialized REITs — 0.4%
American Tower Corp.	10,460	1,710,942
Crown Castle, Inc.	9,700	734,581
Digital Realty Trust, Inc.	7,400	1,328,892
Equinix, Inc.	2,204	2,297,427
Extra Space Storage, Inc.	4,900	711,970
Iron Mountain, Inc.	6,802	859,161
Public Storage	3,520	1,120,451
SBA Communications Corp.	2,300	405,858
VICI Properties, Inc.	24,600	653,130
Weyerhaeuser Co.	16,718	400,229

		10,222,641

Specialty Retail — 0.8%
AutoZone, Inc.*	370	1,182,498
Best Buy Co., Inc.	4,775	362,327
Carvana Co.*(a)	16,000	1,053,120
Fast Retailing Co. Ltd. (Japan)	400	204,938
Home Depot, Inc. (The)	22,350	7,882,398
Industria de Diseno Textil SA (Spain)	1,476	93,036
Kingfisher PLC (United Kingdom)	29,312	110,057
Lowe’s Cos., Inc.	12,600	2,778,174
O’Reilly Automotive, Inc.*	18,500	1,703,665
Ross Stores, Inc.	7,200	1,532,520
TJX Cos., Inc. (The)	24,800	3,757,200
Tractor Supply Co.	12,600	398,286
Ulta Beauty, Inc.*	1,020	459,999
Williams-Sonoma, Inc.	2,500	582,750

		22,100,968

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	329,940	95,471,439
Dell Technologies, Inc. (Class C Stock)	6,600	2,847,636
Hewlett Packard Enterprise Co.	29,848	1,346,443
HP, Inc.(a)	21,248	466,181
Logitech International SA (Switzerland)	651	61,069
NetApp, Inc.	4,400	680,944
Sandisk Corp.*	3,320	7,548,784
Seagate Technology Holdings PLC	5,030	4,853,950
Super Micro Computer, Inc.*	13,200	387,156
Western Digital Corp.	7,743	4,945,609

		118,609,211

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp. (Japan)	2,100	57,117
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	44	10,156
Deckers Outdoor Corp.*	3,320	329,643

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Lululemon Athletica, Inc.*	2,500	$285,450
LVMH Moet Hennessy Louis Vuitton SE (France)	26	14,380
Moncler SpA (Italy)	402	23,395
NIKE, Inc. (Class B Stock)	26,800	1,100,140
OVS SpA (Italy), 144A	2,075	14,347
Ralph Lauren Corp.	800	321,128
Tapestry, Inc.	4,700	687,986

		2,843,742

Tobacco — 0.3%
Altria Group, Inc.	37,800	2,719,710
British American Tobacco PLC (United Kingdom)	2,191	135,586
Imperial Brands PLC (United Kingdom)	2,918	107,846
Philip Morris International, Inc.	35,000	6,331,850

		9,294,992

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	800	116,624
Diploma PLC (United Kingdom)	625	59,077
Fastenal Co.	25,800	1,239,174
Kanamoto Co. Ltd. (Japan)	300	9,863
Marubeni Corp. (Japan)	1,500	43,730
Mitsubishi Corp. (Japan)	5,100	136,436
Mitsui & Co. Ltd. (Japan)	1,500	41,884
Toyota Tsusho Corp. (Japan)	1,400	52,111
United Rentals, Inc.	1,400	1,586,046
W.W. Grainger, Inc.	980	1,333,192

		4,618,137

Water Utilities — 0.0%

American Water Works Co., Inc.(a)	4,300	565,794

Wireless Telecommunication Services — 0.1%
Airtel Africa PLC (Nigeria), 144A	5,102	22,180
SoftBank Group Corp. (Japan)	1,100	40,802
Tele2 AB (Sweden) (Class B Stock)	420	7,309
T-Mobile US, Inc.	10,400	1,744,392
Vodafone Group PLC (United Kingdom)	89,105	117,936

		1,932,619

TOTAL COMMON STOCKS (cost $236,418,301)		1,469,505,476

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	3,558	109,898
Volkswagen AG (Germany) (PRFC)	621	49,818

		159,716

Banks — 0.0%
Citigroup Capital XIII, 10.295%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	20,000	575,000

SEE NOTES TO FINANCIAL STATEMENTS.

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 09/15/26(oo)	15,000	$322,350

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,386	116,562

TOTAL PREFERRED STOCKS (cost $1,182,956)		1,173,628

UNAFFILIATED EXCHANGE-TRADED FUNDS — 0.5%
iShares Core S&P 500 ETF	20,500	15,352,245
iShares MSCI EAFE ETF	600	62,328

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $8,434,078)		15,414,573

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

ASSET-BACKED SECURITIES — 5.5%
Automobiles — 1.8%
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	205	205,469
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,569,327
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,800	2,781,539
Series 2023-02A, Class A, 144A
5.200%	10/20/27	733	734,660
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,100	1,116,667
Series 2024-03A, Class A, 144A
5.230%	12/20/30	300	303,660
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	413	417,232
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	150	151,647
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	360	361,867
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A
4.500%	04/20/28	837	838,044
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	396,219
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,800	1,829,501
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	2,200	2,221,779
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	5,500	5,551,194
Series 2025-02, Class A, 144A
4.370%(cc)	02/15/38	5,138	5,091,159

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2026-01, Class A, 144A
4.320%(cc)	08/15/38	3,200	$3,163,527
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	198,884
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	506,297
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	2,200	2,211,343
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A
5.410%	11/14/29	2,316	2,325,669
Series 2025-01A, Class A, 144A
5.360%	04/16/35	4,000	4,053,016
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	371	372,660
Series 2023-03, Class C
5.770%	11/15/30	900	908,292
Series 2023-04, Class C
6.040%	12/15/31	1,600	1,624,513
Series 2024-02, Class C
5.840%	06/17/30	500	506,102
Series 2024-05, Class C
4.780%	01/15/31	1,500	1,503,740
Series 2025-03, Class C
4.680%	09/15/31	1,800	1,793,671
Series 2026-01, Class C
4.260%	04/15/32	1,900	1,872,495
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	200	202,284
Series 2023-01A, Class C, 144A
5.970%	02/20/31	300	304,405
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	2,500	2,507,371
Series 2026-01A, Class A, 144A
4.580%	04/25/39	2,200	2,197,578
Westlake Automobile Receivables Trust,
Series 2025-02A, Class B, 144A
4.630%	01/15/31	1,100	1,101,475
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	389	390,200
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	652	656,401

			52,969,887

Collateralized Loan Obligations — 2.2%
AGL CLO Ltd. (Cayman Islands),
Series 2021-15A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
4.875%(c)	01/20/39	3,000	3,001,609

SEE NOTES TO FINANCIAL STATEMENTS.

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
4.935%(c)	07/15/30		394	$394,314
CBAMR Ltd. (Cayman Islands),
Series 2017-02A, Class A1RR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.008%(c)	04/17/39		10,000	10,016,750
Eldridge CLO Ltd.,
Series 2026-03A, Class A, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
4.939%(c)	03/31/38		5,300	5,303,180
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.488%(c)	10/19/38	EUR	5,250	6,001,722
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.055%(c)	01/20/38		3,250	3,255,817
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.490%(c)	10/17/38	EUR	4,250	4,853,622
Series 2021-10A, Class AR, 144A, 3 Month EURIBOR + 1.275% (Cap N/A, Floor 1.275%)
3.869%(c)	05/20/40	EUR	6,450	7,406,539
Regatta Funding Ltd. (Cayman Islands),
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.063%(c)	10/15/37		6,500	6,511,786
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.178%(c)	07/20/35	EUR	2,000	2,282,873
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.394%(c)	10/15/38	EUR	5,500	6,282,130
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.865%(c)	01/20/37		7,250	7,254,977
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.035%(c)	03/18/38		1,750	1,753,406

				64,318,725

Consumer Loans — 0.7%
Affirm Asset Securitization Trust,
Series 2026-X01, Class A, 144A
4.270%	04/15/31		1,139	1,138,351
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		2,900	2,911,014
Series 2026-01A, Class A, 144A
4.370%	02/15/34		2,800	2,784,473

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
GreenSky Home Improvement Issuer Trust,
Series 2026-REV01, Class A, 144A
4.930%	05/15/41		2,000	$1,998,868
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		819	809,885
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
4.353%(c)	06/16/36		1,904	1,905,509
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		3,400	3,436,386
Reach ABS Trust,
Series 2026-02A, Class A, 144A
4.340%	02/15/35		1,398	1,396,644
SoFi Consumer Loan Program, Series 2026-03, Class A, 144A
4.460%	06/25/35		1,500	1,500,149
SoFi Consumer Loan Program Trust, Series 2026-02, Class A, 144A
4.270%	03/25/36		2,123	2,119,747

				20,001,026

Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
4.915%(c)	03/15/32	GBP	3,400	4,522,332
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.635%(c)	07/15/32	GBP	1,400	1,858,986

				6,381,318

Equipment — 0.1%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		1,800	1,812,728
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		87	86,775
PEAC Solutions Receivables LLC,
Series 2026-01A, Class A2, 144A
4.270%	10/20/28		1,300	1,296,531

				3,196,034

Home Equity Loans — 0.4%
BRAVO Residential Funding Trust,
Series 2026-CES01, Class A1A, 144A
5.254%(cc)	04/25/56		1,165	1,161,965
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A
5.502%(cc)	06/25/60		1,609	1,609,526
GS Mortgage-Backed Securities Trust,
Series 2026-CES03, Class A1A, 144A
5.358%(cc)	09/25/56		883	881,968

SEE NOTES TO FINANCIAL STATEMENTS.

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#			Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
4.812%(c)	02/25/55		907		$908,506
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		401		401,897
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		481		483,927
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44		770		771,631
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55		1,627		1,628,077
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		85		84,972
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		738		742,164
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		856		853,411
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		1,309		1,305,414

					10,833,458

Other — 0.0%
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		327		330,847
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		467		438,126

					768,973

Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1

Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		96		95,584
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		227		216,810
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
4.272%(c)	05/25/70		606		597,655
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		85		83,936
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		142		139,897
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		265		257,315

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	414	$399,886

			1,791,083

TOTAL ASSET-BACKED SECURITIES (cost $158,871,414)			160,260,505

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
ARES Commercial Mortgage Trust,
Series 2026-AZURE, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
4.975%(c)	03/15/38	3,800	3,799,995
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	3,203,605
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,414,883
BANK5,
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57	4,035	4,155,257
Series 2026-05YR22, Class A3
5.713%(cc)	06/15/59	2,000	2,062,637
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,803,220
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	4,015,859
Series 2023-C19, Class A2A
5.756%	04/15/56	1,461	1,470,704
Series 2024-5C31, Class A3
5.609%	12/15/57	2,350	2,397,797
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,363	3,319,695
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,842,192
Series 2023-B38, Class A2
5.626%	04/15/56	3,000	3,021,294
Series 2024-V11, Class A3
5.909%(cc)	11/15/57	5,140	5,294,133
BMO Mortgage Trust,
Series 2024-5C7, Class A3
5.566%(cc)	11/15/57	4,000	4,073,964
BX Trust,
Series 2026-ORBT, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.030%(c)	07/15/43	3,100	3,100,000
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	3,990	3,470,422
Citigroup Commercial Mortgage Trust,
Series 2017-P07, Class A3
3.442%	04/14/50	3,087	3,067,560
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3
3.127%	06/15/50	3,432	3,389,233

SEE NOTES TO FINANCIAL STATEMENTS.

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2016-GS04, Class A3
3.178%	11/10/49	178	$177,931
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	1,950	1,931,412
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	1,724	1,716,540
Series 2019-H06, Class A3
3.158%	06/15/52	4,177	3,997,703
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	2,703	2,659,489
Series 2018-C09, Class A3
3.854%	03/15/51	1,576	1,549,167
Series 2018-C14, Class A3
4.180%	12/15/51	1,711	1,694,759
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50	2,672	2,639,238
Series 2020-C58, Class A3
1.810%	07/15/53	4,669	4,194,894
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	8,080,068
Series 2024-5C1, Class A3
5.928%	07/15/57	5,200	5,330,887

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $97,293,527)			92,874,538

CORPORATE BONDS — 11.1%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.300%	03/01/35	1,920	1,658,684
3.550%	03/01/38	960	803,642
3.900%	05/01/49	1,500	1,122,306
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33	495	485,706
4.950%	03/16/36	340	334,817

			4,405,155

Agriculture — 0.4%
BAT Capital Corp. (United Kingdom), Gtd. Notes
2.259%	03/25/28	3,190	3,068,477
3.557%	08/15/27	360	356,484
4.390%	08/15/37	2,075	1,896,475
6.343%	08/02/30	345	364,425
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN
5.500%	02/01/30	1,120	1,143,459

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	3,190	$3,238,564

			10,067,884

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28	1,183	1,168,782
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30	1,375	1,272,433
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	03/01/29	520	514,684
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	115	113,371

			3,069,270

Apparel — 0.0%
Wolverine World Wide, Inc., Gtd. Notes, 144A
4.000%	08/15/29	550	517,768

Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	660	519,554
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	193,194
5.800%	03/08/29	475	479,441
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	585	627,755
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	2,055	1,952,431
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	3,370	3,413,098
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A
6.200%	11/16/28(a)	2,854	2,930,456

			10,115,929

Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc., Gtd. Notes, 144A
6.250%	08/15/33	35	35,617
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	65	65,390
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	400	402,459

			503,466

SEE NOTES TO FINANCIAL STATEMENTS.

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 3.0%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	600	$611,255
Bank of America Corp.,
Sr. Unsec’d. Notes
5.288%(ff)	04/25/34	905	917,201
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,611,748
2.496%(ff)	02/13/31	5,280	4,879,953
3.194%(ff)	07/23/30	935	893,640
3.824%(ff)	01/20/28	615	612,866
Sub. Notes
5.489%(ff)	04/23/37	820	817,942
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.837%(ff)	09/10/28	705	706,163
4.911%(ff)	06/26/30	840	839,769
5.207%(ff)	02/24/37	1,415	1,375,797
5.586%(ff)	06/26/37	300	299,745
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
3.132%(ff)	01/20/33	1,335	1,206,776
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	2,200	2,218,738
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	400	393,177
5.875%	04/30/29	400	412,152
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,888,017
3.887%(ff)	01/10/28	560	558,114
4.542%(ff)	09/19/30	4,135	4,106,150
4.952%(ff)	05/07/31	980	983,411
Sub. Notes
4.450%	09/29/27	1,485	1,482,866
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	1,285	1,313,974
Sr. Non-Preferred Notes, 144A, MTN
5.019%(ff)	03/04/31	200	200,631
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28	500	494,912
4.950%(ff)	08/04/31	790	786,442
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,331,666
3.814%(ff)	04/23/29	440	433,112
3.850%	01/26/27	2,625	2,618,824
4.017%(ff)	10/31/38	840	736,748
4.411%(ff)	04/23/39	320	289,501
5.094%(ff)	04/20/34	300	298,716
5.207%(ff)	01/28/31	2,155	2,178,315
5.541%(ff)	01/21/47	1,305	1,261,244
Sub. Notes
6.750%	10/01/37	225	245,183

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	395	$406,598
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.470%(c)	10/01/26(oo)	230	230,539
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,428,233
3.782%(ff)	02/01/28	270	268,907
3.964%(ff)	11/15/48	2,240	1,763,488
4.203%(ff)	07/23/29	1,360	1,348,431
5.148%(ff)	04/23/37	1,230	1,220,979
5.299%(ff)	07/24/29	4,890	4,954,190
Sub. Notes
5.193%(ff)	02/05/37	309	304,485
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	475	504,956
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29(a)	1,740	1,756,336
Morgan Stanley,
Sr. Unsec’d. Notes
4.238%(ff)	01/09/30	1,150	1,134,817
5.296%(ff)	04/10/37	2,915	2,900,432
5.449%(ff)	07/20/29	525	531,989
6.407%(ff)	11/01/29	3,220	3,334,029
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	2,429,869
4.431%(ff)	01/23/30	455	450,898
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	775	673,907
3.591%(cc)	07/22/28	1,030	1,018,646
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,049,407
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
5.371%(ff)	05/27/32	5,255	5,285,297
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.494%(ff)	01/15/32	215	210,780
4.954%(ff)	07/08/33	2,950	2,925,233
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	745	784,863
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	560	512,729
4.194%(ff)	04/01/31	500	488,175
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	1,375	1,050,646
5.389%(ff)	04/24/34	1,635	1,660,166
6.491%(ff)	10/23/34	2,555	2,758,728
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,680,603

			88,073,104

SEE NOTES TO FINANCIAL STATEMENTS.

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36			1,020	$990,114
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31			780	688,396

					1,678,510

Building Materials — 0.1%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30			1,305	1,321,503
Owens Corning,
Sr. Unsec’d. Notes
3.875%	06/01/30			415	401,782
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32			675	689,238
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28			300	298,073

					2,710,596

Chemicals — 0.1%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A
4.725%	11/15/28			686	685,429
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30			660	676,718
6.750%	05/02/34			901	947,715
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28			405	404,773
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	08/15/30			695	688,850

					3,403,485

Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29			175	180,894
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26		EUR	416	474,109
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37			390	442,307
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31			300	299,449
6.000%	03/15/34	(a)		65	64,556
Mobility Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.050%	06/15/29			380	380,714

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
5.450%	06/15/31		602	$608,601
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		250	231,790
4.875%	01/15/28		660	657,575
5.250%	01/15/30		165	165,149
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	(a)	815	641,391

				4,146,535

Computers — 0.0%
Leidos, Inc.,
Gtd. Notes
5.000%	03/15/36		665	640,025

Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31		465	467,369
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		3,485	3,476,293
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/36		1,215	1,172,367
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		610	543,787
6.070%	07/12/28		1,680	1,721,818
Synchrony Financial,
Sr. Unsec’d. Notes
4.947%(ff)	02/25/32		715	696,654

				8,078,288

Electric — 1.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes,144A, MTN
2.000%	04/29/28		370	352,025
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		2,105	2,081,322
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		432	343,806
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37		335	353,340
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29		1,000	982,630
Sr. Unsec’d. Notes, 144A
6.045%	01/28/34		1,770	1,731,927
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31		2,290	2,020,077

SEE NOTES TO FINANCIAL STATEMENTS.

A28

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	$145,425
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A
3.750%	03/01/31	875	832,997
Duke Energy Carolinas LLC,
First Mortgage
4.250%	12/15/41	240	207,729
5.150%	06/15/36	2,830	2,832,265
6.050%	04/15/38	530	563,810
First Ref. Mortgage
6.000%	01/15/38	1,220	1,291,877
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	868,113
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	1,500	1,334,878
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	349	355,217
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	535,297
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	275	289,943
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	152,100
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	565,656
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,529,089
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	775,464
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	69,637
3.875%	02/15/32	125	114,958
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	345	333,727
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	355,027
Pacific Gas & Electric Co.,
First Mortgage
4.000%	12/01/46	2,605	1,935,190
4.950%	07/01/50	1,665	1,389,473
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	489,392

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	$840,317
4.900%	12/15/32	820	824,746
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	543,781
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,088,414
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	802,677
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	260,876
First Ref. Mortgage, Series C
3.600%	02/01/45	690	494,945
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.600%	10/15/30	500	491,304
5.000%	07/31/27	495	494,857
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	428,455

			32,102,763

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31	90	89,355
5.500%	04/15/34	55	54,419

			143,774

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	65	65,075
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	413,651
5.500%	07/31/47	1,350	1,156,073

			1,634,799

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	402,483

Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33	255	256,788
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A
5.500%	02/01/34	375	366,743

			623,531

SEE NOTES TO FINANCIAL STATEMENTS.

A29

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31	55	$53,797
5.625%	03/31/32	320	309,244
5.750%	03/31/34	70	66,644
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.750%	04/01/33	635	649,260
Sr. Unsec’d. Notes, 144A
5.625%	03/10/37	885	878,065
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	200	191,525
4.375%	01/31/32	575	540,691
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	378,631
5.200%	03/01/35	2,680	2,690,507

			5,758,364

Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35	920	956,133
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	235,392
3.600%	05/01/30	1,600	1,536,083
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	2,027,493

			4,755,101

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	461,222

Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	522,782
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,211,167
CommonSpirit Health,
Sr. Sec’d. Notes
5.318%	12/01/34	2,650	2,655,089
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	626,892
4.625%	05/15/42	330	293,103
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	548,968

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		425	$411,824
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33		200	195,623
5.500%	04/15/64		1,380	1,292,023
5.750%	07/15/64		280	272,947

				8,030,418

Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		365	353,882

Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31		400	374,196
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32		70	72,069

				446,265

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30		85	78,394

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		135	136,812
6.625%	05/15/32	(a)	70	70,885

				207,697

Insurance — 0.3%
Arch Capital Group Ltd.,
Sr. Unsec’d. Notes
5.250%	06/15/36		2,275	2,270,776
Chubb INA Holdings LLC,
Gtd. Notes
5.300%	05/20/36		1,585	1,601,681
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33		2,375	2,479,068
Sr. Unsec’d. Notes, 144A
6.200%	06/08/56		1,580	1,576,150
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,125	834,462
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		701	737,212
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43		165	150,514

SEE NOTES TO FINANCIAL STATEMENTS.

A30

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		105	$93,326

				9,743,189

Internet — 0.3%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.400%	02/15/33		245	239,782
4.700%	11/15/35		625	612,091
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.550%	03/13/33		1,015	998,549
4.875%	03/13/36	(a)	831	817,901
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		2,837	2,899,479
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.600%	11/15/32		430	422,850
5.250%	05/15/36		352	349,433
6.200%	05/15/46		875	875,201
6.300%	05/15/56		270	268,674
6.450%	05/15/66		760	751,519

				8,235,479

Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32		230	237,882
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		245	247,071
7.375%	05/01/33		145	144,807
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.000%	05/01/32		175	172,732
6.250%	05/01/34		110	108,350
9.250%	10/01/28		66	68,146

				978,988

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		350	352,675
5.250%	10/15/35	(a)	1,680	1,679,955
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32		1,435	1,320,257

				3,352,887

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		21	20,967

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29		1,370	$1,364,781
6.484%	10/23/45		635	583,308
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64	(a)	985	847,115
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		3,695	3,259,825
News Corp.,
Gtd. Notes, 144A
5.125%	02/15/32		660	647,474
Space Exploration Technologies Corp.,
Sr. Unsec’d. Notes, 144A
5.350%	07/15/31		1,205	1,203,681
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		560	422,005
5.500%	09/01/41		270	230,622

				8,579,778

Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.375%	03/01/34		135	132,193

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35		205	208,607
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34		760	778,719
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		25	24,184
6.875%	01/30/30		225	230,498
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35		155	157,365

				1,399,373

Miscellaneous Manufacturing — 0.1%
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29		2,415	2,398,102

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		750	760,987

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,270	1,260,771

SEE NOTES TO FINANCIAL STATEMENTS.

A31

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	$483,801
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	2,045	1,965,081
5.125%	10/01/34	305	298,655
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.000%	12/15/29	960	968,813
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	506	465,747
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	221,573
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	447,260
8.625%	01/19/29	1,315	1,397,385
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30	25	26,968
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	325	316,703
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	305	299,631
6.250%	04/15/32	325	314,570
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.875%	04/03/28	345	346,804
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/38	40	37,187
6.700%	02/16/32	1,375	1,385,326
10.000%	02/07/33	100	117,850
Gtd. Notes, MTN
6.750%	09/21/47	359	306,880
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	500	497,130
2.250%	07/12/31	545	484,244
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	635	689,533
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.875%	05/22/30	2,700	2,778,884

			13,850,025

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	725	736,967

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Smurfit Kappa Treasury ULC (Ireland),
Gtd. Notes
5.438%	04/03/34	600	$606,593

			1,343,560

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	140	123,314
4.550%	03/15/35	1,365	1,323,482
4.700%	05/14/45	425	380,900
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	891,803
5.300%	12/05/43	185	172,729
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	520,426
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	408,204

			3,820,858

Pipelines — 0.9%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	590	612,934
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,600	2,629,055
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	38,707
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	799,311
5.600%	09/01/34	1,485	1,514,299
6.125%	12/15/45	120	119,207
6.400%	12/01/30	60	63,509
6.550%	12/01/33	2,840	3,072,600
Green Palm Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A, MTN
6.462%	06/30/46	895	907,038
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	475	502,251
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	1,575	1,108,602
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48	770	639,828
5.200%	03/01/47	25	22,508
5.300%	04/01/36	3,400	3,351,175
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	141,050

SEE NOTES TO FINANCIAL STATEMENTS.

A32

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	$3,293,172
6.050%	09/01/33	764	799,697
Targa Resources Corp.,
Gtd. Notes
4.350%	04/15/31	595	580,896
4.900%	09/15/30	1,865	1,867,811
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	76,365
4.125%	08/15/31	55	51,629
6.250%	01/15/30	400	409,942
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30	231	236,292
6.500%	06/15/34	145	150,989
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	69,641
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	971,119
5.150%	03/15/34	370	369,701
5.600%	03/15/35	1,455	1,485,036

			25,884,364

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	1,075	951,010

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	420	356,466
5.250%	05/15/36	1,900	1,857,709
American Tower Corp.,
Sr. Unsec’d. Notes
1.875%	10/15/30	2,235	1,981,865
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	945	807,090
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	2,500	2,520,530
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	2,245,858
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	625	428,549
5.000%	10/15/27	275	266,712
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.750%	03/15/34	225	222,599

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	08/15/29		415	$416,357

				11,103,735

Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		400	392,088
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		200	188,461
3.875%	10/01/31		375	341,693
QXO Building Products, Inc.,
Gtd. Notes, 144A
6.500%	07/15/31		105	106,997

				1,029,239

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		3,650	3,052,409

Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.800%	03/10/31		1,205	1,192,009
Oracle Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/46		220	148,572
6.550%	02/04/46		280	264,121
6.700%	02/04/56		655	616,577
6.850%	02/04/66		355	330,681
Salesforce, Inc.,
Sr. Unsec’d. Notes
6.550%	03/15/56		305	305,311
6.700%	03/15/66		255	256,472
ServiceNow, Inc.,
Sr. Unsec’d. Notes
5.400%	05/15/36		380	379,529
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32	(a)	1,845	1,718,280

				5,211,552

Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		3,095	2,693,257
3.500%	09/15/53		1,367	886,804
3.650%	09/15/59		4	2,555
4.500%	05/15/35		1,095	1,031,971
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31		570	578,435
HUT 8DCLLC,
Sr. Sec’d. Notes, 144A
6.192%	11/15/42		230	233,380

SEE NOTES TO FINANCIAL STATEMENTS.

A33

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Meridian Arc Holdco LLC,
Sr. Sec’d. Notes,144A
6.250%	04/30/31		730	$731,320
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.200%	08/15/32		4,300	4,336,765
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	(a)	2,480	2,307,769
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes,144A
5.875%	03/01/31		555	547,162
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		965	875,368
3.750%	04/15/27		200	198,905
3.875%	04/15/30		5,500	5,329,896
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32		815	712,277
2.550%	03/21/31		1,017	923,294
2.650%	11/20/40		750	529,908
5.401%	07/02/37		424	422,877

				22,341,943

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28		585	609,569
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		690	744,912
XPO, Inc.,
Gtd. Notes,144A
7.125%	06/01/31		100	103,352

				1,457,833

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		2,630	2,662,033

TOTAL CORPORATE BONDS (cost $331,147,925)				321,959,016

MUNICIPAL BONDS — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		180	177,269

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		1,305	1,361,020
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,250	1,419,869

Interest Rate	Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS (continued)
California (cont’d.)
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350 $		397,850
7.625%	03/01/40		205	241,914

				3,420,653

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50		565	567,688

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40		970	1,050,473

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40		1,000	1,170,953

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45		505	504,714

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117		355	261,328

TOTAL MUNICIPAL BONDS (cost $6,782,197)				7,153,078

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850% (cc)	04/25/63		2,240	2,170,180
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.750%(cc)	02/25/35		23	22,216
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63		1,121	1,107,596
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64		427	376,004
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.310%(cc)	02/25/37		18	18,419
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64		982	961,997
Connecticut Avenue Securities Trust,
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.628%(c)	05/25/45		642	642,492
Series 2026-R01, Class 2A1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
4.478%(c)	01/25/46		1,147	1,146,368

SEE NOTES TO FINANCIAL STATEMENTS.

A34

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	336	$321,011
Cross Mortgage Trust,
Series 2025-H05, Class A1, 144A
5.509%(cc)	07/25/70	723	723,223
EFMT,
Series 2026-NQM07, Class A1, 144A
5.598%(cc)	07/25/71	1,600	1,600,795
Fannie Mae REMIC,
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
2.308%(c)	04/25/50	599	65,490
Series 2020-101, Class AI, IO
3.500%	01/25/51	2,352	439,803
Series 2026-08, Class BS, IO, 30 Day Average SOFR x (1) + 4.300% (Cap 4.300%, Floor 0.000%)
0.672%(c)	02/25/56	9,666	166,238
Series 2026-18, Class SB, IO, 30 Day Average SOFR x (1) + 4.150% (Cap 4.150%, Floor 0.000%)
0.522%(c)	04/25/56	4,691	64,172
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.278%(c)	01/25/34	30	30,122
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	174	167,658
Series 4978, Class MI, IO
4.000%	05/25/40	742	106,806
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550%(Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,550	33,370
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	221	3,319
Series 5269, Class AD
2.000%	01/25/55	4,501	3,660,854
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	2,358	519,533
GCAT Trust,
Series 2026-NQM03, Class A1, 144A
0.000%(cc)	04/25/71	1,292	1,287,561
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.106%(c)	09/20/48	675	10,406
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.086%(c)	10/20/48	856	12,662
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)
0.046%(c)	11/20/48	2,819	52,879
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	2,682	33,283

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49		1,382	$17,586
Series 2020-126, Class BI, IO
3.000%	08/20/50		1,220	206,650
Series 2021-114, Class TI, IO
3.000%	06/20/51		1,558	205,555
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50		345	81
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		565	7,801
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		2,525	34,278
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.241%(c)	04/20/52		828	18,945
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.241%(c)	04/20/52		676	15,195
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.041%(c)	05/20/52		528	6,799
Series 2022-093, Class IO, IO
3.000%	08/20/51		5,001	505,270
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)
2.381%(c)	07/20/52		2,450	182,608
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.151%(c)	07/20/52		3,040	39,365
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.341%(c)	07/20/52		7,072	115,151
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.341%(c)	07/20/52		1,115	17,888
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,172	13,946
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)
1.291%(c)	10/20/52		1,380	51,388
HOMES Trust,
Series 2026-NQM01, Class A1, 144A
4.800%(cc)	09/25/70		898	887,498
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.032%(cc)	07/25/35		6	5,934
Series 2026-NQM03, Class A1, 144A
5.480%(cc)	10/25/66		991	989,190
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.379%(c)	01/24/63	EUR	606	693,184

SEE NOTES TO FINANCIAL STATEMENTS.

A35

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%(cc)	10/25/66	131	$130,556
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	965	883,915
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-NQM05, Class A1, 144A
5.488%(cc)	04/27/71	979	978,333
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.513%(c)	01/25/48	72	71,424
Series 2026-NQM07, Class A1, 144A
5.418%(cc)	06/25/66	1,485	1,480,974
OBX Trust,
Series 2026-NQM01, Class A1, 144A
4.846%(cc)	11/25/65	652	645,899
Series 2026-NQM08, Class A1, 144A
5.297%(cc)	05/25/66	1,300	1,294,831
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	820	776,125
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%(cc)	12/25/54	1,673	1,629,114
Santander Mortgage Asset Receivable Trust,
Series 2026-NQM02, Class A1, 144A
4.704%(cc)	01/25/66	1,527	1,504,120
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.923%(cc)	02/25/34	29	28,154
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60	344	312,485
Verus Securitization Trust,
Series 2026-01, Class A1, 144A
4.863%(cc)	01/25/71	574	568,319
Series 2026-04, Class A1, 144A
4.998%(cc)	04/25/71	1,786	1,774,041

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $32,270,152)			31,837,059

SOVEREIGN BONDS — 0.7%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A, MTN
8.000%	11/26/29	1,025	1,043,809
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	465	420,360
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
9.250%	04/17/30	1,005	1,082,511
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30	1,010	1,024,902

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS(continued)
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30	2,034	$2,056,842
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41	815	790,037
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37	1,615	1,698,269
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50	340	272,659
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	514	473,137
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	1,575	1,609,146
Sr. Unsec’d. Notes, Series 10Y
5.375%	04/14/36	1,740	1,763,420
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	3,710	3,727,993
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	1,690	1,700,698
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
5.500%	05/06/36	915	897,414

TOTAL SOVEREIGN BONDS
(cost $18,442,463)			18,561,197

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
Federal Home Loan Bank
5.500%	07/15/36	850	914,970
Federal Home Loan Mortgage Corp.
1.500%	06/01/36	907	809,110
1.500%	11/01/50	1,012	775,129
1.500%	04/01/51	534	409,013
2.000%	01/01/32	174	165,443
2.000%	03/01/36	720	656,553
2.000%	06/01/40	539	465,494
2.000%	10/01/40	913	796,611
2.000%	05/01/50	223	180,250
2.000%	09/01/50	2,260	1,824,377
2.000%	12/01/50	305	246,436
2.000%	02/01/51	1,779	1,434,818
2.000%	03/01/51	911	734,063
2.000%	04/01/51	57	45,823
2.000%	05/01/51	1,993	1,605,135
2.000%	06/01/51	586	470,994
2.000%	11/01/51	1,046	839,252
2.000%	03/01/52	2,205	1,771,515
2.500%	03/01/30	61	59,036
2.500%	10/01/35	1,064	997,209
2.500%	11/01/50	2,269	1,932,782
2.500%	05/01/51	2,039	1,706,775
2.500%	06/01/51	1,939	1,634,238

SEE NOTES TO FINANCIAL STATEMENTS.

A36

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	07/01/51	1,316		$1,108,684
2.500%	08/01/51	375		315,708
2.500%	08/01/51	2,106		1,774,874
2.500%	09/01/51	3,497		2,973,589
3.000%	10/01/28	28		27,544
3.000%	06/01/29	78		76,718
3.000%	01/01/37	54		50,467
3.000%	06/01/42	96		87,440
3.000%	10/01/42	240		217,899
3.000%	01/01/43	227		206,364
3.000%	07/01/43	612		553,735
3.000%	09/01/46	1,328		1,190,779
3.000%	12/01/46	3,887		3,468,417
3.000%	11/01/49	847		748,343
3.000%	02/01/50	1,093		964,605
3.000%	02/01/52	1,015		901,136
3.000%	02/01/52	1,915		1,695,564
3.000%	02/01/52	2,636		2,304,169
3.000%	04/01/52	4,982		4,353,477
3.000%	05/01/52	768		671,584
3.000%	06/01/52	633		553,027
3.000%	08/01/52	858		749,516
3.500%	06/01/42	98		91,348
3.500%	01/01/47	173		160,748
3.500%	02/01/47	274		253,933
3.500%	03/01/48	2,017		1,865,623
4.000%	09/01/26	—(r	)	21
4.000%	03/01/38	98		94,889
4.000%	10/01/39	163		158,835
4.000%	09/01/40	211		204,584
4.000%	12/01/40	108		104,742
4.000%	10/01/41	75		72,918
4.000%	01/01/42	36		35,124
4.000%	04/01/52	606		570,802
4.000%	10/01/52	3,500		3,280,046
4.000%	02/01/53	1,874		1,770,168
4.000%	04/01/53	3,411		3,190,510
4.500%	09/01/39	34		33,727
4.500%	10/01/39	302		299,384
4.500%	12/01/39	33		32,954
4.500%	12/01/47	64		62,935
4.500%	08/01/48	131		127,981
4.500%	06/01/52	2,253		2,177,408
4.500%	07/01/53	461		445,413
5.000%	05/01/34	7		7,082
5.000%	05/01/34	74		74,082
5.000%	10/01/35	2		1,943
5.000%	07/01/37	117		118,158
5.000%	05/01/39	17		17,044
5.000%	10/01/52	755		748,419
5.000%	01/01/53	2,525		2,500,357
5.000%	02/01/53	1,237		1,224,942
5.000%	11/01/53	1,497		1,478,437
5.500%	12/01/33	9		8,697
5.500%	01/01/34	14		14,043
5.500%	06/01/34	18		17,792
5.500%	07/01/34	52		51,885
5.500%	05/01/37	15		15,864

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
5.500%	02/01/38		117	$120,331
5.500%	05/01/38		13	13,494
5.500%	07/01/38		36	37,168
5.500%	12/01/52		350	354,117
5.500%	02/01/53		6,646	6,716,284
5.500%	04/01/53		5,178	5,219,715
6.000%	03/01/32		58	59,403
6.000%	12/01/33		16	16,058
6.000%	11/01/36		15	15,782
6.000%	01/01/37		8	8,026
6.000%	05/01/37		6	5,892
6.000%	02/01/38		1	1,195
6.000%	08/01/39		16	16,591
6.000%	01/01/53		416	428,324
6.000%	07/01/54		721	738,122
6.500%	07/01/54		272	281,231
6.500%	07/01/54		295	305,685
6.500%	07/01/54		353	365,392
6.750%	03/15/31		500	552,829
7.000%	05/01/31		2	1,856
7.000%	06/01/31		7	7,386
7.000%	08/01/31		58	61,120
Federal National Mortgage Assoc.
1.500%	02/01/42		380	319,274
1.500%	11/01/50		2,663	2,043,916
1.500%	12/01/50		2,820	2,167,110
1.500%	01/01/51		840	644,586
1.500%	07/01/51		681	521,894
2.000%	03/01/31		428	408,686
2.000%	08/01/31		170	161,741
2.000%	01/01/32		915	863,912
2.000%	02/01/41		1,151	1,001,879
2.000%	05/01/41	(k)	2,577	2,238,076
2.000%	10/01/50		5,377	4,338,649
2.000%	11/01/50		1,252	1,008,932
2.000%	01/01/51		4,088	3,294,694
2.000%	02/01/51		50	40,509
2.000%	03/01/51		5,612	4,520,130
2.000%	04/01/51		2,156	1,739,676
2.000%	05/01/51		11,871	9,583,027
2.500%	07/01/32		417	397,969
2.500%	08/01/32		472	451,014
2.500%	09/01/32		440	420,019
2.500%	01/01/35		2,975	2,795,211
2.500%	07/01/35		1,454	1,377,179
2.500%	10/01/37		362	338,604
2.500%	10/01/43		245	215,973
2.500%	12/01/46		543	467,744
2.500%	03/01/50		547	464,971
2.500%	03/01/50		1,537	1,300,286
2.500%	02/01/51		1,083	908,140
2.500%	03/01/51		1,243	1,049,363
2.500%	04/01/51		2,185	1,842,931
2.500%	08/01/51		735	619,729
2.500%	09/01/51		776	653,317
2.500%	12/01/51		2,943	2,500,641
2.500%	05/01/52		693	591,415
3.000%	02/01/27		27	27,334

SEE NOTES TO FINANCIAL STATEMENTS.

A37

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	08/01/30	173	$168,142
3.000%	05/01/35	1,806	1,719,425
3.000%	07/01/36	1,096	1,044,159
3.000%	11/01/36	395	370,755
3.000%	12/01/42	391	354,796
3.000%	03/01/43	81	72,892
3.000%	11/01/46	307	274,976
3.000%	01/01/47	459	409,391
3.000%	02/01/47	493	438,676
3.000%	03/01/47	256	229,114
3.000%	06/01/49	10	9,244
3.000%	12/01/49	971	858,230
3.000%	01/01/50	376	328,643
3.000%	02/01/50	2,006	1,767,879
3.000%	03/01/50	204	180,090
3.000%	12/01/51	3,496	3,082,332
3.000%	04/01/52	1,917	1,675,263
3.500%	07/01/31	107	105,254
3.500%	02/01/33	391	381,804
3.500%	06/01/39	158	147,173
3.500%	01/01/42	1,079	1,009,695
3.500%	05/01/42	529	486,622
3.500%	07/01/42	310	289,267
3.500%	08/01/42	114	106,322
3.500%	08/01/42	264	246,247
3.500%	09/01/42	169	157,584
3.500%	09/01/42	595	554,662
3.500%	11/01/42	80	74,871
3.500%	03/01/43	825	769,950
3.500%	04/01/43	175	163,465
3.500%	04/01/43	226	210,066
3.500%	01/01/46	463	429,384
3.500%	07/01/46	285	264,144
3.500%	11/01/46	360	333,505
3.500%	09/01/47	196	180,699
3.500%	01/01/48	1,683	1,546,170
3.500%	05/01/48	334	306,688
3.500%	06/01/48	341	313,402
3.500%	07/01/48	197	182,157
3.500%	03/01/49	3,930	3,631,974
3.500%	05/01/49	279	255,888
3.500%	06/01/49	165	152,288
3.500%	07/01/49	1,582	1,454,885
3.500%	02/01/52	1,969	1,800,242
3.500%	03/01/52	697	639,600
3.500%	04/01/52	3,553	3,226,290
3.500%	05/01/52	836	758,917
4.000%	10/01/41	718	696,715
4.000%	09/01/44	480	459,957
4.000%	10/01/46	153	144,631
4.000%	02/01/47	85	80,796
4.000%	09/01/47	305	286,778
4.000%	11/01/47	210	199,594
4.000%	11/01/47	437	416,716
4.000%	03/01/49	1,934	1,834,313
4.000%	04/01/52	337	315,086
4.000%	06/01/53	1,035	967,946
4.500%	07/01/33	10	9,859

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.500%	08/01/33	9		$9,423
4.500%	09/01/33	26		25,298
4.500%	10/01/33	2		1,687
4.500%	10/01/33	12		11,960
4.500%	10/01/33	28		27,688
4.500%	01/01/35	—(r	)	397
4.500%	07/01/39	241		238,274
4.500%	08/01/39	328		324,550
4.500%	03/01/41	111		110,122
4.500%	11/01/47	716		696,600
4.500%	10/01/48	320		311,907
4.500%	11/01/48	339		329,850
4.500%	12/01/48	282		274,533
4.500%	01/01/49	100		97,271
4.500%	06/01/52	3,662		3,537,912
4.500%	07/01/52	1,775		1,712,598
4.500%	08/01/52	1,071		1,034,183
4.500%	09/01/52	2,313		2,232,817
4.500%	07/01/53	3,396		3,269,575
5.000%	TBA	6,500		6,386,262
5.000%	03/01/34	57		56,505
5.000%	06/01/35	21		21,336
5.000%	07/01/35	31		31,526
5.000%	09/01/35	32		32,664
5.000%	11/01/35	28		28,245
5.000%	02/01/36	28		28,669
5.000%	05/01/36	14		14,077
5.000%	06/01/49	369		368,976
5.000%	06/01/52	344		340,669
5.000%	09/01/52	354		350,840
5.000%	10/01/52	10,483		10,382,247
5.000%	02/01/53	2,739		2,711,185
5.500%	09/01/33	35		35,411
5.500%	10/01/33	28		28,448
5.500%	12/01/33	14		13,742
5.500%	01/01/34	—(r	)	298
5.500%	12/01/34	52		52,044
5.500%	10/01/35	69		69,873
5.500%	03/01/36	35		36,135
5.500%	05/01/36	70		72,145
5.500%	04/01/37	25		26,194
5.500%	03/01/53	3,814		3,854,914
5.500%	04/01/53	730		738,070
5.500%	10/01/53	1,082		1,094,899
5.500%	11/01/53	1,928		1,946,571
5.500%	02/01/54	914		919,762
6.000%	TBA	1,500		1,526,928
6.000%	04/01/33	2		1,740
6.000%	06/01/33	2		1,960
6.000%	10/01/33	73		74,563
6.000%	11/01/33	—(r	)	440
6.000%	11/01/33	3		2,989
6.000%	11/01/33	30		30,237
6.000%	01/01/34	135		138,035
6.000%	02/01/34	16		16,856
6.000%	03/01/34	12		11,948
6.000%	07/01/34	70		72,075
6.000%	08/01/34	—(r	)	385

SEE NOTES TO FINANCIAL STATEMENTS.

A38

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	10/01/34	1		$1,533
6.000%	11/01/34	2		1,727
6.000%	11/01/34	5		5,526
6.000%	01/01/35	35		35,307
6.000%	01/01/35	44		44,523
6.000%	02/01/35	57		58,246
6.000%	03/01/35	—(r	)	489
6.000%	04/01/35	—(r	)	234
6.000%	07/01/36	11		10,898
6.000%	02/01/37	23		23,859
6.000%	05/01/37	8		8,435
6.000%	06/01/37	—(r	)	165
6.000%	08/01/37	4		4,016
6.000%	09/01/37	—(r	)	172
6.000%	10/01/37	15		15,549
6.000%	05/01/38	20		20,827
6.000%	01/01/53	2,264		2,320,822
6.000%	08/01/53	485		497,626
6.000%	09/01/53	1,171		1,199,905
6.000%	03/01/56	970		992,874
6.500%	07/01/32	17		17,370
6.500%	09/01/32	1		815
6.500%	09/01/32	8		8,523
6.500%	09/01/32	23		23,872
6.500%	09/01/32	25		26,246
6.500%	04/01/33	22		23,199
6.500%	11/01/33	14		14,033
6.500%	01/01/34	6		6,240
6.500%	09/01/34	24		24,512
6.500%	09/01/36	26		27,165
6.500%	10/01/36	6		6,311
6.500%	01/01/37	29		30,043
6.500%	01/01/37	29		30,400
6.625%	11/15/30	995		1,089,605
7.000%	02/01/32	4		4,318
7.000%	05/01/32	4		4,511
7.000%	06/01/32	4		3,984
7.000%	07/01/32	9		9,929
7.125%	01/15/30	3,195		3,497,472
Government National Mortgage Assoc.
2.000%	10/20/50	3,831		3,148,916
2.000%	01/20/51	1,027		842,564
2.000%	03/20/51	576		472,430
2.000%	07/20/51	806		660,936
2.500%	03/20/43	93		82,293
2.500%	12/20/46	169		146,770
2.500%	08/20/50	51		43,608
2.500%	09/20/50	382		326,956
2.500%	10/20/50	1,746		1,492,940
2.500%	11/20/50	1,333		1,139,875
3.000%	12/20/44	62		55,285
3.000%	03/15/45	184		164,463
3.000%	11/20/45	195		175,753
3.000%	03/20/46	387		349,041
3.000%	07/20/46	996		895,037
3.000%	08/20/46	267		239,658
3.000%	04/20/47	329		292,683
3.000%	12/20/49	112		99,304

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/20/50	659	$586,015
3.500%	12/20/42	376	352,736
3.500%	05/20/43	115	108,180
3.500%	04/20/45	331	305,977
3.500%	07/20/46	1,195	1,095,346
3.500%	04/20/47	408	376,208
3.500%	07/20/48	914	837,039
3.500%	11/20/48	301	276,004
3.500%	06/20/49	4,457	4,076,681
3.500%	02/20/52	4,730	4,292,001
3.500%	05/20/52	850	775,444
3.500%	07/20/52	3,438	3,137,593
4.000%	06/15/40	21	19,855
4.000%	05/20/41	18	17,510
4.000%	12/20/42	214	205,667
4.000%	08/20/44	77	73,705
4.000%	11/20/45	148	142,050
4.000%	12/20/45	409	391,999
4.000%	09/20/47	1,094	1,038,430
4.000%	04/20/48	383	363,547
4.000%	02/20/49	392	371,519
4.000%	04/20/49	2,325	2,200,766
4.000%	01/20/50	414	392,050
4.000%	02/20/50	382	361,887
4.000%	07/20/50	581	550,644
4.000%	06/20/52	766	719,345
4.000%	08/20/52	419	393,047
4.000%	10/20/52	948	893,878
4.500%	04/15/40	121	119,492
4.500%	01/20/41	140	138,704
4.500%	02/20/41	224	222,116
4.500%	03/20/41	110	109,176
4.500%	06/20/44	168	165,026
4.500%	09/20/46	123	121,305
4.500%	11/20/46	177	174,170
4.500%	03/20/47	95	93,608
4.500%	05/20/48	153	149,322
4.500%	08/20/48	268	262,202
4.500%	10/20/52	1,928	1,872,188
4.500%	08/20/53	3,820	3,687,037
4.500%	10/20/54	965	929,861
4.500%	11/20/54	478	460,966
5.000%	10/20/37	39	39,007
5.000%	04/20/45	175	176,144
5.000%	11/20/52	1,883	1,867,366
5.000%	03/20/53	1,156	1,146,142
5.000%	08/20/53	489	484,123
5.000%	07/20/54	3,100	3,062,158
5.000%	12/20/54	4,430	4,377,154
5.500%	08/15/33	38	38,203
5.500%	08/15/33	77	76,728
5.500%	03/15/34	47	47,128
5.500%	12/15/34	88	88,935
5.500%	07/15/35	18	18,318
5.500%	04/15/36	17	16,984
5.500%	12/20/52	1,416	1,435,564
5.500%	05/20/53	1,200	1,214,380
6.000%	04/15/33	3	2,760

SEE NOTES TO FINANCIAL STATEMENTS.

A39

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest	Maturity		Principal Amount
Rate	Date		(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	12/15/33		36	$37,010
6.000%	01/15/34		10	9,890
6.000%	01/15/34		14	13,642
6.000%	01/15/34		21	21,121
6.000%	06/20/34		31	31,679
6.000%	07/15/34		24	24,530
6.000%	06/20/54		1,548	1,589,350
6.500%	11/15/28		1	638
6.500%	08/15/31		1	724
6.500%	12/15/31		3	3,488
6.500%	02/15/32		9	8,956
6.500%	07/15/32		8	8,520
6.500%	08/15/32		1	1,126
6.500%	08/15/32		2	2,246
6.500%	08/15/32		4	4,417
6.500%	08/15/32		11	11,068
6.500%	08/15/32		52	53,101
6.500%	08/15/34		14	13,915
6.500%	06/15/35		6	6,517
6.500%	09/15/36		13	13,698
7.000%	06/20/54		1,349	1,397,749
7.000%	07/20/54		688	713,124
7.000%	08/20/54		771	801,760
7.000%	01/20/55		217	224,544
7.000%	02/20/55		9	9,516
7.000%	03/20/55		694	718,813
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55		695	684,245
7.125%	05/01/30		435	479,074
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34		70	47,346

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $305,249,403)				292,371,146

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds
2.375%	02/15/42		9,940	7,249,987
3.625%	02/15/44		255	216,033
3.625%	02/15/53		4,200	3,359,344
4.000%	11/15/42		6,210	5,603,555
4.000%	11/15/52	(h)	42,975	36,763,770
4.125%	08/15/44		15,025	13,590,582
4.375%	08/15/43		1,200	1,128,563
4.625%	05/15/44		15,530	15,003,436
4.625%	11/15/44		13,395	12,911,524
4.625%	11/15/55		1,960	1,865,062
4.750%	08/15/55		3,985	3,867,941
4.750%	02/15/56		180	174,909
5.000%	05/15/45		5,395	5,443,049
5.000%	05/15/56		60	60,656
U.S. Treasury Notes
3.500%	03/15/29		2,400	2,359,875
3.750%	02/28/33		6,450	6,247,430
3.875%	08/31/32		1,185	1,159,541
3.875%	12/31/32		4,315	4,213,530
3.875%	08/15/33		5,000	4,862,109
4.000%	01/31/33		14,535	14,288,586
4.000%	02/15/34		4,295	4,196,349

Interest	Maturity		Principal Amount
Rate	Date		(000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.125%	06/30/31		3,515	$3,502,643
4.250%	03/31/33		21,900	21,834,984
U.S. Treasury Strips Coupon
2.679%(s)	11/15/43	(k)	2,175	899,210
3.029%(s)	11/15/41	(k)	7,460	3,471,034
4.349%(s)	02/15/43		20	8,647
4.568%(s)	11/15/42		260	114,040
4.608%(s)	11/15/48		160	50,722
4.734%(s)	08/15/43		1,365	572,205
4.924%(s)	02/15/49		465	145,491
4.928%(s)	11/15/45		145	53,531
5.127%(s)	08/15/44		50	19,768

TOTAL U.S. TREASURY OBLIGATIONS (cost $180,153,563)				175,238,106

TOTAL LONG-TERM INVESTMENTS—89.4% (cost $1,376,245,979)				2,586,348,322

			Shares
SHORT-TERM INVESTMENTS — 11.9%
AFFILIATED MUTUAL FUNDS — 11.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wa)			304,794,515	304,794,515
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $40,080,903; includes $39,914,302 of cash collateral for securities on loan)(b)(wa)			40,161,955	40,133,842

TOTAL AFFILIATED MUTUAL FUNDS (cost $344,875,418)				344,928,357

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
3.700%	10/06/26		910	900,931

(cost $901,036)

OPTIONS PURCHASED*~ — 0.0%
(cost $20,642)				47,563

TOTAL SHORT-TERM INVESTMENTS (cost $345,797,096)				345,876,851

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.3% (cost $1,722,043,075)				2,932,225,173

SEE NOTES TO FINANCIAL STATEMENTS.

A40

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Value

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $20,818)	$(55,083)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.3% (cost $1,722,022,257)	2,932,170,090
Liabilities in excess of other assets(z) — (1.3)%	(37,814,010)

NET ASSETS — 100.0%	$2,894,356,080

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,186,666; cash collateral of $39,914,302 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	TBA	08/13/26	$(1,000)	$(957,148)
Federal National Mortgage Assoc.	5.000%	TBA	08/13/26	(6,500)	(6,379,660)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $7,370,312)					$(7,336,808)

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%	392	$47
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.324%	2.80%(A)	EUR 1,525	743
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.324%	10.29%(A)	EUR 1,525	—
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)	2,255	9,465
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)	2,255	9
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/ 3.680%	8.00%(A)	1,320	—

SEE NOTES TO FINANCIAL STATEMENTS.

A41

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	2,255	$34,499
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	2,255	5
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)	392	1,980
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	1,515	815

Total Options Purchased (cost $20,642)								$47,563

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A) 3 Month	392	$(15)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	EURIBOR(Q)/ 2.324%	EUR 3,050	(207)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%	4,510	(9,464)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	2,255	(23,522)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	2,255	(16,759)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	392	(4,320)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	3,030	(796)

Total Options Written (premiums received $20,818)								$(55,083)

Futures contracts outstanding at June 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
271	2 Year U.S. Treasury Notes	Sep. 2026	$55,861,992	$(67,759)
322	5 Year U.S. Treasury Notes	Sep. 2026	34,469,095	(1,981)
33	10 Year U.S. Treasury Notes	Sep. 2026	3,626,391	(561)
30	10 Year U.S. Ultra Treasury Notes	Sep. 2026	3,374,063	6,521
2	Mini MSCI EAFE Index	Sep. 2026	314,530	(3,279)
27	S&P 500 E-Mini Index	Sep. 2026	10,190,138	(106,870)

				(173,929)

Short Positions:
5	5 Year Euro-Bobl	Sep. 2026	659,166	(3,228)
28	20 Year U.S. Treasury Bonds	Sep. 2026	3,178,000	(38,884)
12	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	1,393,875	(14,737)

				(56,849)

				$(230,778)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Bond forward contracts outstanding at June 30, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
1.875%, 11/15/51	JPM	07/27/26	12,445	$56.21	$6,994,723	$6,844,538	$—	$(150,185)
2.000%, 02/15/50	JPM	07/16/26	13,235	$59.64	7,893,796	7,717,541	—	(176,255)
2.000%, 02/15/50	GSI	07/27/26	12,240	$59.19	7,244,939	7,138,001	—	(106,938)
2.000%, 02/15/50	JPM	08/04/26	10,220	$58.49	5,978,057	5,960,253	—	(17,804)

					$28,111,515	$27,660,333	$—	$(451,182)

Forward foreign currency exchange contracts outstanding at June 30, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/26	RBC	GBP	4,501	$5,953,477	$5,970,059	$16,582	$—
Euro,
Expiring 07/02/26	BNY	EUR	24,017	27,540,576	27,444,314	—	(96,262)
Expiring 07/02/26	GSI	EUR	6,778	7,828,749	7,745,155	—	(83,594)

				$41,322,802	$41,159,528	16,582	(179,856)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/26	RBC	GBP	4,501	$6,031,445	$5,970,059	$61,386	$—
Expiring 08/04/26	RBC	GBP	4,501	5,953,230	5,969,943	—	(16,713)
Euro,
Expiring 07/02/26	SSB	EUR	30,795	35,748,219	35,189,470	558,749	—
Expiring 08/04/26	BNY	EUR	24,017	27,577,370	27,482,241	95,129	—

				$75,310,264	$74,611,713	715,264	(16,713)

						$731,846	$(196,569)

Credit default swap agreements outstanding at June 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	925	$(4,790)	$(2,468)	$(2,322)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	1,315	0.448%	$26,979	$28,742	$(1,763)	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)	588	0.280%	2,149	1,977	172	CITI
Citigroup, Inc.	12/20/26	1.000%(Q)	2,255	0.225%	8,835	7,283	1,552	GSI

SEE NOTES TO FINANCIAL STATEMENTS.

A43

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Credit default swap agreements outstanding at June 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Comision Federal de Electricidad	06/20/27	1.000%(Q)	300	1.080%	$(155)	$431	$(586)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)	235	1.399%	(2,530)	(976)	(1,554)	BARC
Hellenic Republic	12/20/26	1.000%(Q)	1,057	0.058%	4,981	4,499	482	BARC
Hellenic Republic	06/20/27	1.000%(Q)	270	0.080%	2,458	1,828	630	BARC
Hellenic Republic	12/20/27	1.000%(Q)	200	0.108%	2,624	1,862	762	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)	890	0.145%	3,825	3,501	324	MSI
Kingdom of Norway	12/20/26	—%(Q)	2,700	0.025%	(323)	(630)	307	BARC
National Bank of Canada	12/20/26	1.000%(Q)	335	0.278%	1,229	1,152	77	CITI
Nomura Holdings, Inc.	06/20/27	1.000%(Q)	188	*	1,314	1,283	31	BOA
Republic of Chile	06/20/28	1.000%(Q)	230	0.201%	3,571	2,803	768	BARC
Republic of France	12/20/26	0.250%(Q)	1,599	0.065%	1,500	1,133	367	BARC
Republic of France	06/20/27	0.250%(Q)	505	0.096%	780	596	184	BARC
Republic of France	12/20/30	0.250%(Q)	925	0.263%	(439)	(5,083)	4,644	BARC
Republic of Italy	09/20/26	1.000%(Q)	904	0.048%	2,167	1,924	243	BARC
Republic of Panama	06/20/27	1.000%(Q)	299	0.370%	1,884	1,630	254	BARC
Republic of Peru	06/20/28	1.000%(Q)	224	0.300%	3,048	2,257	791	BARC
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)	784	0.107%	3,513	3,231	282	MSI
Slovak Republic	12/20/27	1.000%(Q)	365	0.183%	4,391	4,318	73	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)	493	0.172%	2,057	1,894	163	MSI
State of Israel	06/20/27	1.000%(Q)	456	0.167%	3,766	3,640	126	CITI
State of Israel	06/20/27	1.000%(Q)	100	0.167%	826	749	77	CITI
State of Qatar	12/20/26	1.000%(Q)	520	0.097%	2,354	2,120	234	BARC
Verizon Communications, Inc.	06/20/27	1.000%(Q)	764	0.292%	5,389	5,266	123	GSI
Wells Fargo & Co.	12/20/26	1.000%(Q)	709	0.203%	2,852	2,642	210	GSI
Wells Fargo & Co.	12/20/26	1.000%(Q)	260	0.203%	1,046	1,022	24	JPM

					$90,091	$81,094	$8,997

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

SEE NOTES TO FINANCIAL STATEMENTS.

A44

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreement outstanding at June 30, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
9,820	06/11/27	3.058%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(51,784)	$(51,784)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,410	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	$261	$(10,704)	$(10,965)
14,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	1,542	77,610	76,068
8,910	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(9,474)	(83,195)	(73,721)
1,045	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(160)	(160)
1,655	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	755,453	776,647	21,194
1,880	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	27,494	68,723	41,229
1,421	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(6,600)	(6,600)

				$775,276	$822,321	$47,045

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$87,783	$(9,157)	$12,900	$(6,225)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,318,206
GS	—	900,931

Total	$—	$2,219,137

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,448,174,918	$21,330,558	$—
Preferred Stocks	897,350	276,278	—
Unaffiliated Exchange-Traded Funds	15,414,573	—	—
Asset-Backed Securities
Automobiles	—	52,969,887	—
Collateralized Loan Obligations	—	64,318,725	—
Consumer Loans	—	20,001,026	—
Credit Cards	—	6,381,318	—
Equipment	—	3,196,034	—
Home Equity Loans	—	10,833,458	—
Other	—	768,973	—
Residential Mortgage-Backed Securities	—	—	1
Student Loans	—	1,791,083	—
Corporate Bonds	—	321,959,016	—
Commercial Mortgage-Backed Securities	—	92,874,538	—
Municipal Bonds	—	7,153,078	—
Residential Mortgage-Backed Securities	—	31,837,059	—
Sovereign Bonds	—	18,561,197	—
U.S. Government Agency Obligations	—	292,371,146	—
U.S. Treasury Obligations	—	175,238,106	—
Short-Term Investments
Affiliated Mutual Funds	344,928,357	—	—
U.S. Treasury Obligation	—	900,931	—
Options Purchased	—	47,563	—

Total	$1,809,415,198	$1,122,809,974	$ 1

Liabilities
Options Written	$—	$(55,083)	$—

Other Financial Instruments*
Assets
Futures Contracts	$6,521	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	731,846	—
OTC Credit Default Swap Agreements	—	93,538	—
Centrally Cleared Interest Rate Swap Agreements	—	138,491	—

Total	$6,521	$963,875	$—

Liabilities
Forward Commitment Contracts	$—	$(7,336,808)	$—
Futures Contracts	(237,299)	—	—
OTC Bond Forward Contracts	—	(451,182)	—
OTC Forward Foreign Currency Exchange Contracts	—	(196,569)	—
OTC Credit Default Swap Agreements	—	(8,237)	—
Centrally Cleared Inflation Swap Agreement	—	(51,784)	—
Centrally Cleared Interest Rate Swap Agreements	—	(91,446)	—

Total	$(237,299)	$(8,136,026)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, bond forward contracts, forward foreign currency exchange contracts and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	11.9%
U.S. Government Agency Obligations	10.1
Semiconductors & Semiconductor Equipment	9.6
U.S. Treasury Obligations	6.1
Banks	4.8
Technology Hardware, Storage & Peripherals	4.1
Software	4.0
Interactive Media & Services	3.9
Commercial Mortgage-Backed Securities	3.2
Automobiles	2.8
Collateralized Loan Obligations	2.2
Pharmaceuticals	1.9
Broadline Retail	1.9
Financial Services	1.7
Capital Markets	1.5
Oil, Gas & Consumable Fuels	1.4
Aerospace & Defense	1.4
Insurance	1.1
Electric	1.1
Residential Mortgage-Backed Securities	1.1
Machinery	1.0
Pipelines	0.9
Consumer Staples Distribution & Retail	0.9
Health Care Providers & Services	0.8
Biotechnology	0.8
Hotels, Restaurants & Leisure	0.8
Telecommunications	0.8
Specialty Retail	0.8
Electric Utilities	0.7
Electrical Equipment	0.7
Health Care Equipment & Supplies	0.7
Consumer Loans	0.7
Communications Equipment	0.7
Sovereign Bonds	0.7
Chemicals	0.6
Electronic Equipment, Instruments & Components	0.6
Beverages	0.6
Entertainment	0.5
Unaffiliated Exchange-Traded Funds	0.5
Oil & Gas	0.5
Ground Transportation	0.4
Real Estate Investment Trusts (REITs)	0.4
Life Sciences Tools & Services	0.4
Household Products	0.4
Home Equity Loans	0.4
Media	0.4
Specialized REITs	0.4
Auto Manufacturers	0.4
Agriculture	0.4
IT Services	0.3
Diversified Telecommunication Services	0.3
Tobacco	0.3
Multi-Utilities	0.3
Internet	0.3
Diversified Financial Services	0.3

Healthcare-Services	0.3%
Consumer Finance	0.3
Building Products	0.3
Municipal Bonds	0.3
Metals & Mining	0.2
Credit Cards	0.2
Foods	0.2
Food Products	0.2
Commercial Services & Supplies	0.2
Health Care REITs	0.2
Construction & Engineering	0.2
Professional Services	0.2
Gas	0.2
Trading Companies & Distributors	0.2
Air Freight & Logistics	0.2
Commercial Services	0.1
Retail REITs	0.1
Industrial Conglomerates	0.1
Energy Equipment & Services	0.1
Household Durables	0.1
Lodging	0.1
Construction Materials	0.1
Equipment	0.1
Airlines	0.1
Semiconductors	0.1
Passenger Airlines	0.1
Residential REITs	0.1
Textiles, Apparel & Luxury Goods	0.1
Industrial REITs	0.1
Building Materials	0.1
Containers & Packaging	0.1
Trucking & Leasing	0.1
Miscellaneous Manufacturing	0.1
Wireless Telecommunication Services	0.1
Student Loans	0.1
Engineering & Construction	0.1
Independent Power & Renewable Electricity Producers	0.1
Transportation	0.1
Mining	0.1
Packaging & Containers	0.0	*
Personal Care Products	0.0	*
Real Estate Management & Development	0.0	*
Office/Business Equipment	0.0	*
Retail	0.0	*
Iron/Steel	0.0	*
Gas Utilities	0.0	*
Real Estate	0.0	*
Other	0.0	*
Multi-National	0.0	*
Computers	0.0	*
Environmental Control	0.0	*
Health Care Technology	0.0	*
Water Utilities	0.0	*
Apparel	0.0	*
Auto Parts & Equipment	0.0	*
Healthcare-Products	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A47

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Industry Classification (continued):

Automobile Components	0.0	*%
Home Builders	0.0	*
Distributors	0.0	*
Holding Companies-Diversified	0.0	*
Hotel & Resort REITs	0.0	*
Leisure Products	0.0	*
Office REITs	0.0	*
Housewares	0.0	*
Diversified REITs	0.0	*
Electrical Components & Equipment	0.0	*
Metal Fabricate/Hardware	0.0	*

Home Furnishings	0.0	*%
Marine Transportation	0.0	*
Options Purchased	0.0	*
Diversified Consumer Services	0.0	*

	101.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$87,783		Premiums received for OTC swap agreements	$9,157
Credit contracts	Unaffiliated investments	815		Options written outstanding, at value	796
Credit contracts	Unrealized appreciation on OTC swap agreements	12,900		Unrealized depreciation on OTC swap agreements	6,225
Equity contracts	—	—		Due from/to broker-variation margin futures	110,149	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	731,846		Unrealized depreciation on OTC forward foreign currency exchange contracts	196,569
Interest rate contracts	Due from/to broker-variation margin futures	6,521	*	Due from/to broker-variation margin futures	127,150	*
Interest rate contracts	Due from/to broker-variation margin swaps	138,491	*	Due from/to broker-variation margin swaps	143,230	*
Interest rate contracts	Unaffiliated investments	46,748		Options written outstanding, at value	54,287
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	451,182

		$1,025,104			$1,098,745

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(1,689)	$1,742	$—	$—	$33,361
Equity contracts	—	—	784,181	—	—
Foreign exchange contracts	—	—	—	(291,787)	—
Interest rate contracts	2,982	(4,278)	(2,257,763)	—	445,708

Total	$1,293	$(2,536)	$(1,473,582)	$(291,787)	$479,069

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(837)	$992	$—	$—	$—	$46,216
Equity contracts	—	—	(127,972)	—	—	—
Foreign exchange contracts	—	—	—	—	1,688,589	—
Interest rate contracts	28,978	(35,191)	875,385	(451,182)	—	(302,022)

Total	$28,141	$(34,199)	$747,413	$(451,182)	$1,688,589	$(255,806)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2026, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 18,824
Options Written (2)	11,386,091
Futures Contracts - Long Positions (2)	149,049,256
Futures Contracts - Short Positions (2)	4,793,923
Bond Forward Contracts - Purchased (3)	18,741,010
Forward Foreign Currency Exchange Contracts - Purchased (3)	29,818,541
Forward Foreign Currency Exchange Contracts - Sold (3)	76,063,871
Credit Default Swap Agreements - Buy Protection (2)	3,388,333
Credit Default Swap Agreements - Sell Protection (2)	31,668,679
Inflation Swap Agreements (2)	3,273,333
Interest Rate Swap Agreements (2)	36,025,333
Total Return Swap Agreements (2)	19,283,676

*	Average volume is based on average quarter end balances for the six months ended June 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$39,186,666	$(39,186,666)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$35,140	$(13,619)	$21,521	$—	$21,521
BNP	34,504	(40,281)	(5,777)	—	(5,777)
BNY	95,129	(96,262)	(1,133)	—	(1,133)
BOA	1,314	—	1,314	—	1,314
CITI	10,740	(4,542)	6,198	—	6,198
GSI	45,818	(192,295)	(146,477)	21,360	(125,117)
JPM	11,335	(354,504)	(343,169)	82,019	(261,150)
MSI	9,395	—	9,395	—	9,395
RBC	77,968	(16,713)	61,255	—	61,255
SSB	558,749	—	558,749	(558,749)	—

	$880,092	$(718,216)	$161,876	$(455,370)	$(293,494)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value, including securities on loan of $39,186,666:
Unaffiliated investments (cost $1,377,167,657)	$2,587,296,816
Affiliated investments (cost $344,875,418)	344,928,357
Cash	6,187
Foreign currency, at value (cost $218,007)	216,408
Receivable for investments sold	24,531,757
Dividends and interest receivable	9,074,102
Unrealized appreciation on OTC forward foreign currency exchange contracts	731,846
Tax reclaim receivable	238,748
Premiums paid for OTC swap agreements	87,783
Due from broker-variation margin futures	65,880
Due from broker-variation margin swaps	17,121
Unrealized appreciation on OTC swap agreements	12,900
Receivable for Portfolio shares sold	6,335
Receivable from affiliate	989
Prepaid expenses and other assets	6,429

Total Assets	2,967,221,658

LIABILITIES
Payable to broker for collateral for securities on loan	39,914,302
Payable for investments purchased	22,674,039
Forward commitment contracts, at value (proceeds receivable $7,370,312)	7,336,808
Management fee payable	1,305,993
Unrealized depreciation on OTC bond forward contracts	451,182
Accrued expenses and other liabilities	437,416
Payable for Portfolio shares purchased	348,456
Unrealized depreciation on OTC forward foreign currency exchange contracts	196,569
Due to broker-variation margin futures	100,436
Options written outstanding, at value (premiums received $20,818)	55,083
Payable to affiliate	25,985
Premiums received for OTC swap agreements	9,157
Unrealized depreciation on OTC swap agreements	6,225
Distribution fee payable	2,737
Affiliated transfer agent fee payable	1,190

Total Liabilities	72,865,578

NET ASSETS	$2,894,356,080

Net assets were comprised of:
Partners’ Equity	$2,894,356,080

Class I:
Net asset value and redemption price per share, $2,880,957,090 / 55,088,597 outstanding shares of beneficial interest	$52.30

Class III:
Net asset value and redemption price per share, $13,398,990 / 259,545 outstanding shares of beneficial interest	$51.62

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$23,506,860
Unaffiliated dividend income (net of $58,020 foreign withholding tax, of which $7,187 is reimbursable by an affiliate)	8,969,708
Affiliated dividend income	5,923,021
Income from securities lending, net (including affiliated income of $36,681)	36,705

Total income	38,436,294

EXPENSES
Management fee	7,742,444
Distribution fee—Class III	15,032
Custodian and accounting fees	136,661
Shareholders’ reports	91,273
Audit fee	31,699
Trustees’ fees	29,906
Professional fees	26,999
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Miscellaneous	60,901

Total expenses	8,140,837
Less: Fee waivers and/or expense reimbursement	(15,200)

Net expenses	8,125,637

NET INVESTMENT INCOME (LOSS)	30,310,657

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $96,709)	119,254,027
Futures transactions	(1,473,582)
Forward currency contract transactions	(291,787)
Options written transactions	(2,536)
Swap agreements transactions	479,069
Foreign currency transactions	1,648,667

119,613,858

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $103,533)	3,159,561
Futures	747,413
Bond forward contracts	(451,182)
Forward currency contracts	1,688,589
Options written	(34,199)
Swap agreements	(255,806)
Foreign currencies	(17,717)

4,836,659

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	124,450,517

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$154,761,174

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$30,310,657	$62,031,573
Net realized gain (loss) on investment and foreign currency transactions	119,613,858	77,820,201
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,836,659	174,694,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	154,761,174	314,546,719

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	7,533,934	23,014,337
Portfolio shares purchased	(105,874,096)	(182,189,007)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(98,340,162)	(159,174,670)

TOTAL INCREASE (DECREASE)	56,421,012	155,372,049
NET ASSETS:
Beginning of period	2,837,935,068	2,682,563,019

End of period	$2,894,356,080	$2,837,935,068

SEE NOTES TO FINANCIAL STATEMENTS.

A51

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$49.53		$44.16	$39.07	$33.84	$39.67	$34.99

Income (Loss) From Investment Operations:
Net investment income (loss)	0.54		1.05	1.04	0.92	0.57	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.23		4.32	4.05	4.31	(6.40)	4.28

Total from investment operations	2.77		5.37	5.09	5.23	(5.83)	4.68

Net Asset Value, end of period	$52.30		$49.53	$44.16	$39.07	$33.84	$39.67

Total Return(b)	5.59%		12.16%	13.03%	15.45%	(14.70)%	13.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,881		$2,826	$2,673	$2,526	$2,332	$2,896
Average net assets (in millions)	$2,827		$2,718	$2,624	$2,411	$2,513	$2,800
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.58	%(d)	0.58%	0.58%	0.57%	0.57%	0.57%
Expenses before waivers and/or expense reimbursement	0.58	%(d)	0.58%	0.58%	0.57%	0.57%	0.57%
Net investment income (loss)	2.15	%(d)	2.27%	2.47%	2.54%	1.62%	1.06%
Portfolio turnover rate(e)(f)	37%		54%	60%	86%	96%	69%

Class III
	Six Months Ended June 30, 2026		Year Ended December 31,				April 26, 2021(g) through December 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$48.95		$43.75	$38.81	$33.70	$39.60	$36.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.47		0.93	0.92	0.83	0.52	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.20		4.27	4.02	4.28	(6.42)	2.64

Total from investment operations	2.67		5.20	4.94	5.11	(5.90)	2.85

Net Asset Value, end of period	$51.62		$48.95	$43.75	$38.81	$33.70	$39.60

Total Return(b)	5.47%		11.89%	12.73%	15.16%	(14.90)%	7.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13		$12	$10	$8	$7	$3
Average net assets (in millions)	$12		$10	$8	$7	$5	$1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83	%(d)	0.83%	0.83%	0.82%	0.82%	0.81	%(h)
Expenses before waivers and/or expense reimbursement	0.83	%(d)	0.83%	0.83%	0.82%	0.82%	0.81	%(h)
Net investment income (loss)	1.91	%(d)	2.02%	2.21%	2.29%	1.48%	0.76	%(h)
Portfolio turnover rate(e)(f)	37%		54%	60%	86%	96%	69%
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

PSF PGIM BALLAST PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Shares	Value
LONG-TERM INVESTMENTS — 71.0%
UNAFFILIATED EXCHANGE-TRADED FUNDS — 12.9%
iShares Core S&P 500 ETF		350	$262,112
Vanguard Intermediate-Term Treasury ETF		4,050	238,869
Vanguard S&P 500 ETF		420	288,460
Vanguard Short-Term Treasury ETF		1,300	75,660

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $825,579)			865,101

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.3%
Federal Home Loan Bank
4.000%	06/09/28	500	498,313
Federal National Mortgage Assoc.
6.250%	05/15/29	500	527,881

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,035,770)			1,026,194

U.S. TREASURY OBLIGATION — 18.1%
U.S. Treasury Notes
3.625%	09/30/31	1,250	1,215,039

(cost $1,230,060)

OPTIONS PURCHASED*~ — 24.7%
(cost $1,111,693)			1,650,862

TOTAL LONG-TERM INVESTMENTS—71.0% (cost $4,203,102)			4,757,196

		Shares
SHORT-TERM INVESTMENTS — 29.1%
AFFILIATED MUTUAL FUND — 26.2%
PGIM Core Government Money Market
Fund (7-day effective yield 3.793%) (cost $1,752,614)(wb)		1,752,614	1,752,614

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) — 2.9%
U.S. Treasury Bills
3.719%	11/27/26	(k)	100	$98,439
3.874%	12/24/26		100	98,126

TOTAL U.S. TREASURY OBLIGATIONS (cost $196,628)				196,565

TOTAL SHORT-TERM INVESTMENTS (cost $1,949,242)				1,949,179

TOTAL INVESTMENTS—100.1% (cost $6,152,344)				6,706,375
Liabilities in excess of other assets(z) — (0.1)%				(8,879)

NET ASSETS — 100.0%				$6,697,496

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/18/30	$600.00	35	4	$906,882
State Street SPDR S&P 500 ETF Trust	Call	01/31/31	$700.00	35	4	743,980

Total Options Purchased (cost $1,111,693)						$1,650,862

SEE NOTES TO FINANCIAL STATEMENTS.

A53

PSF PGIM BALLAST PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Futures contracts outstanding at June 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	5 Year U.S. Treasury Notes	Sep. 2026	$535,234	$1,524
2	10 Year U.S. Treasury Notes	Sep. 2026	219,781	1,764

				$3,288

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$19,688

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Unaffiliated Exchange-Traded Funds	$865,101	$—	$—
U.S. Government Agency Obligations	—	1,026,194	—
U.S. Treasury Obligation	—	1,215,039	—
Options Purchased	—	1,650,862	—
Short-Term Investments
Affiliated Mutual Fund	1,752,614	—	—
U.S. Treasury Obligations	—	196,565	—

Total	$2,617,715	$4,088,660	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,288	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Affiliated Mutual Fund	26.2%

Options Purchased	24.6

U.S. Treasury Obligations	21.1

U.S. Government Agency Obligations	15.3

Unaffiliated Exchange-Traded Funds	12.9%

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A54

PSF PGIM BALLAST PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments Due from/to broker-variation	$1,650,862		—	$—
Interest rate contracts	margin futures	3,288	*	—	—

		$1,654,150			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures
Equity contracts	$232,245	$—
Interest rate contracts	—	(25,429)

Total	$232,245	$(25,429)

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures
Equity contracts	$161,846	$—
Interest rate contracts	—	9,164

Total	$161,846	$9,164

(2) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2026, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$1,085,295
Futures Contracts - Long Positions (2)	839,513

*	Average volume is based on average quarter end balances for the six months ended June 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

PSF PGIM BALLAST PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value:
Unaffiliated investments (cost $4,399,730)	$4,953,761
Affiliated investments (cost $1,752,614)	1,752,614
Dividends and interest receivable	16,583
Due from Manager	9,211
Prepaid expenses	4,930

Total Assets	6,737,099

LIABILITIES
Audit fee payable	15,211
Custodian and accounting fees payable	12,180
Shareholders’ reports payable	8,418
Due to broker-variation margin futures	1,531
Affiliated transfer agent fee payable	1,190
Accrued expenses and other liabilities	1,068
Payable for Portfolio shares purchased	5

Total Liabilities	39,603

NET ASSETS	$6,697,496

Net assets were comprised of:
Partners’ Equity	$6,697,496

Class I:
Net asset value and redemption price per share, $6,697,496 / 567,924 outstanding shares of beneficial interest	$11.79

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$49,525
Affiliated dividend income	29,646
Unaffiliated dividend income	5,391

Total income	84,562

EXPENSES
Management fee	18,298
Custodian and accounting fees	17,554
Audit fee	15,211
Professional fees	12,442
Shareholders’ reports	9,517
Fund data services	8,168
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Trustees’ fees	4,180
Commitment fees	1,977
Miscellaneous	2,852

Total expenses	96,121
Less: Fee waivers and/or expense reimbursement	(74,772)

Net expenses	21,349

NET INVESTMENT INCOME (LOSS)	63,213

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	249,517
Futures transactions	(25,429)

224,088

Net change in unrealized appreciation (depreciation) on:
Investments	142,663
Futures	9,164

151,827

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	375,915

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$439,128

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	June 18, 2025(a) through December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$63,213	$65,157
Net realized gain (loss) on investment transactions	224,088	31,154
Net change in unrealized appreciation (depreciation) on investments	151,827	405,492

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	439,128	501,803

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	734,195	5,057,979
Portfolio shares purchased	(33,915)	(1,694)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	700,280	5,056,285

TOTAL INCREASE (DECREASE)	1,139,408	5,558,088
NET ASSETS:
Beginning of period	5,558,088	—

End of period	$6,697,496	$5,558,088

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

PSF PGIM BALLAST PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2026		June 18, 2025(a) through December 31, 2025
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.13
Net realized and unrealized gain (loss) on investment transactions	0.67		0.87

Total from investment operations	0.79		1.00

Net Asset Value, end of period	$11.79		$11.00

Total Return(c)	7.18%		10.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7		$6
Average net assets (in millions)	$6		$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.70	%(e)	0.70	%(f)
Expenses before waivers and/or expense reimbursement	3.15	%(e)	5.09	%(f)
Net investment income (loss)	2.07	%(e)	2.26	%(f)
Portfolio turnover rate(g)	34%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.6%
COMMON STOCKS — 61.5%
Aerospace & Defense — 1.5%
BAE Systems PLC (United Kingdom)	2,069	$50,704
Boeing Co. (The)*	9,400	2,034,818
Elbit Systems Ltd. (Israel)	107	81,360
General Dynamics Corp.	30,400	10,768,896
General Electric Co.	23,600	8,820,028
Hexcel Corp.(a)	11,600	1,160,696
Howmet Aerospace, Inc.	79,100	21,266,826
L3Harris Technologies, Inc.	13,500	3,922,965
Lockheed Martin Corp.	7,000	3,566,220
Northrop Grumman Corp.	21,000	10,695,510
Rolls-Royce Holdings PLC (United Kingdom)	27,680	530,616
RTX Corp.	71,700	13,603,641
Saab AB (Sweden) (Class B Stock)	1,873	97,648
Safran SA (France)	951	374,771
Singapore Technologies Engineering Ltd. (Singapore)	28,900	232,770
Woodward, Inc.	3,300	1,403,952

		78,611,421

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	5,648	343,378
FedEx Corp.	24,800	7,765,624
United Parcel Service, Inc. (Class B Stock)	18,300	1,967,250

		10,076,252

Automobile Components — 0.1%
Aisin Corp. (Japan)	4,000	54,307
Aptiv PLC*(a)	118,800	7,291,944
Sumitomo Electric Industries Ltd. (Japan)	12,000	222,685

		7,568,936

Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	830	54,488
Ford Motor Co.	172,100	2,392,190
General Motors Co.	137,600	10,606,208
Honda Motor Co. Ltd. (Japan)	13,400	120,704
Isuzu Motors Ltd. (Japan)	8,000	106,530
Mercedes-Benz Group AG (Germany)	5,924	297,969
Subaru Corp. (Japan)	2,500	36,576
Tesla, Inc.*	113,300	47,653,980
Toyota Motor Corp. (Japan)	4,400	73,711

		61,342,356

Banks — 2.2%
ABN AMRO Bank NV (Netherlands), CVA	1,083	46,062
AIB Group PLC (Ireland)	13,205	155,192
Banco Bilbao Vizcaya Argentaria SA (Spain)	13,849	348,674
Banco Comercial Portugues SA (Portugal) (Class R Stock)	10,665	12,619
Banco Santander SA (Spain)	31,579	438,312
Bank Hapoalim BM (Israel)	1,651	38,081

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Bank of America Corp.	382,200	$21,777,756
Barclays PLC (United Kingdom)	45,159	302,611
BNP Paribas SA (France)	3,976	464,370
BOC Hong Kong Holdings Ltd. (China)	19,500	105,818
CaixaBank SA (Spain)	24,567	348,069
Citigroup, Inc.	203,000	28,411,880
Citizens Financial Group, Inc.	22,000	1,541,540
Commonwealth Bank of Australia (Australia)	986	112,369
Credit Agricole SA (France)	1,504	30,250
Danske Bank A/S (Denmark)	5,194	278,412
DBS Group Holdings Ltd. (Singapore)	200	10,127
FinecoBank Banca Fineco SpA (Italy)	750	18,858
HSBC Holdings PLC (United Kingdom)	40,229	760,702
ING Groep NV (Netherlands)	10,663	336,453
Intesa Sanpaolo SpA (Italy)	8,804	60,512
Israel Discount Bank Ltd. (Israel) (Class A Stock)	9,920	98,221
Japan Post Bank Co. Ltd. (Japan)	11,600	220,775
JPMorgan Chase & Co.	95,494	31,258,051
Lloyds Banking Group PLC (United Kingdom)	144,976	212,176
Mitsubishi UFJ Financial Group, Inc. (Japan)	19,000	378,536
NatWest Group PLC (United Kingdom)	42,456	374,630
Nordea Bank Abp (Finland)	9,167	173,961
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,500	143,930
Resona Holdings, Inc. (Japan)	4,200	54,760
Societe Generale SA (France)	1,147	101,521
Sumitomo Mitsui Financial Group, Inc. (Japan)	700	27,439
Swedbank AB (Sweden) (Class A Stock)	5,655	211,247
Truist Financial Corp.	269,900	13,446,418
UniCredit SpA (Italy)	5,084	455,622
Wells Fargo & Co.	192,600	15,916,464

		118,672,418

Beverages — 0.7%
Anheuser-Busch InBev SA/NV (Belgium)	2,342	193,519
Asahi Group Holdings Ltd. (Japan)	1,800	17,112
Coca-Cola Co. (The)	99,000	8,045,730
Coca-Cola HBC AG (Italy)*	133	8,670
Heineken Holding NV (Netherlands)	2,290	174,383
Kirin Holdings Co. Ltd. (Japan)	12,600	217,302
Molson Coors Beverage Co. (Class B Stock)	116,300	4,531,048
Monster Beverage Corp.*	128,300	12,332,196
PepsiCo, Inc.	78,100	10,574,740

		36,094,700

Biotechnology — 1.1%
AbbVie, Inc.	112,700	28,359,828
Amgen, Inc.	25,500	9,234,060
Argenx SE (Netherlands)*	22	20,391
CSL Ltd. (Australia)	3,512	280,204
Genmab A/S (Denmark)*	112	30,705

SEE NOTES TO FINANCIAL STATEMENTS.

A58

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	113,300	$14,314,322
Incyte Corp.*	16,000	1,813,760
Neurocrine Biosciences, Inc.*	9,600	1,617,936
Regeneron Pharmaceuticals, Inc.	8,300	5,175,382
Swedish Orphan Biovitrum AB (Sweden)*	2,048	97,623

		60,944,211

Broadline Retail — 2.4%
Amazon.com, Inc.*	518,600	123,603,124
BuySell Technologies Co. Ltd. (Japan)	3,000	61,335
Macy’s, Inc.(a)	158,800	3,739,740
Next PLC (United Kingdom)	369	71,196
Puuilo OYJ (Finland)	1,014	20,818

		127,496,213

Building Products — 0.2%
A.O. Smith Corp.(a)	31,200	1,956,864
AAON, Inc.(a)	18,400	2,334,224
Carel Industries SpA (Italy), 144A	546	19,808
Carrier Global Corp.	26,000	1,907,100
Johnson Controls International PLC	6,800	993,548
Trane Technologies PLC	8,100	3,978,396

		11,189,940

Capital Markets — 2.0%
Amundi SA (France), 144A	1,200	115,193
Bank of New York Mellon Corp. (The)	136,000	19,666,960
Blackrock, Inc	4,700	4,519,332
Charles Schwab Corp. (The)	228,500	21,083,695
Deutsche Bank AG (Germany)	4,303	145,730
Futu Holdings Ltd. (Hong Kong), ADR	100	9,374
Goldman Sachs Group, Inc. (The)	5,100	5,157,987
IG Group Holdings PLC (United Kingdom)	2,160	52,088
Intercontinental Exchange, Inc.	19,900	2,449,889
London Stock Exchange Group PLC (United Kingdom)	894	96,655
Macquarie Group Ltd. (Australia)	704	122,386
Morgan Stanley	62,400	13,044,096
Morningstar, Inc.	6,400	998,528
MSCI, Inc.	18,300	10,248,732
Nomura Holdings, Inc. (Japan)	22,300	195,792
Northern Trust Corp.	66,600	11,577,744
Raymond James Financial, Inc.(a)	30,500	4,636,915
S&P Global, Inc.	24,900	10,140,774
SBI Holdings, Inc. (Japan)	2,700	44,277
Singapore Exchange Ltd. (Singapore)	14,900	277,996
UBS Group AG (Switzerland)	8,383	415,471

		104,999,614

Chemicals — 0.6%
Air Liquide SA (France)	551	109,113
Asahi Kasei Corp. (Japan)	4,300	47,825
BASF SE (Germany)	442	23,626
DIC Corp. (Japan)	700	20,874
Dow, Inc.	102,600	2,807,136
DuPont de Nemours, Inc.(a)	40,300	5,466,292

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
EMS-Chemie Holding AG (Switzerland)	13	$11,144
Evonik Industries AG (Germany)	2,394	43,440
Fuso Chemical Co. Ltd. (Japan)	3,600	101,235
Givaudan SA (Switzerland)	2	8,459
International Flavors & Fragrances, Inc.(a)	16,800	1,330,896
Linde PLC	35,000	18,162,900
LyondellBasell Industries NV (Class A Stock)	52,300	2,753,595
Yara International ASA (Brazil)	5,523	242,890

		31,129,425

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	2,989	40,358
Dai Nippon Printing Co. Ltd. (Japan)	2,000	36,697
Republic Services, Inc.	22,200	4,730,376
Securitas AB (Sweden) (Class B Stock).	1,296	21,284
Tetra Tech, Inc.	33,900	979,371

		5,808,086

Communications Equipment — 0.7%
Arista Networks, Inc.*	53,200	9,037,616
Ciena Corp.*	17,100	8,388,576
Cisco Systems, Inc.	173,100	20,332,326
Nokia OYJ (Finland)	7,362	98,181
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	15,750	176,632

		38,033,331

Construction & Engineering — 0.3%
AECOM(a)	58,200	4,062,360
Comfort Systems USA, Inc.	5,400	10,702,530
Eiffage SA (France)	259	38,204
Everus Construction Group, Inc.*	14,400	2,389,680
HOCHTIEF AG (Germany)	508	294,461
Obayashi Corp. (Japan)	1,400	28,292
Shimizu Corp. (Japan)	1,200	19,003

		17,534,530

Construction Materials — 0.0%
CRH PLC	9,100	973,700
Holcim AG*	536	48,327

		1,022,027

Consumer Finance — 0.3%
Capital One Financial Corp.	63,900	12,819,618
Synchrony Financial	29,500	2,243,475

		15,063,093

Consumer Staples Distribution & Retail — 1.0%
Albertson’s Cos., Inc. (Class A Stock)	120,000	1,623,600
Costco Wholesale Corp.	19,800	18,522,306
Dollar General Corp.	28,700	3,303,657
Dollar Tree, Inc.*	25,700	3,108,415
Koninklijke Ahold Delhaize NV (Netherlands)	6,955	280,046
Sysco Corp.	103,400	8,642,172
Target Corp.	75,000	9,795,750

SEE NOTES TO FINANCIAL STATEMENTS.

A59

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Walmart, Inc.	93,600	$10,601,136

		55,877,082

Containers & Packaging — 0.1%
Avery Dennison Corp.	16,400	2,662,540
Ball Corp.	18,000	1,123,200
Graphic Packaging Holding Co.	124,900	1,320,193

		5,105,933

Diversified Consumer Services — 0.1%
AcadeMedia AB (Sweden), 144A	1,428	14,845
ADT, Inc.	1,001,000	6,506,500

		6,521,345

Diversified REITs — 0.0%
Covivio SA (France)	2,755	168,696
Stockland (Australia)	43,969	123,992

		292,688

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	281,100	5,818,770
Comcast Corp. (Class A Stock)	285,800	7,016,390
Deutsche Telekom AG (Germany)	12,736	347,238
NOS SGPS SA (Portugal)	1,728	9,961
Telia Co. AB (Sweden)	36,087	175,774
Verizon Communications, Inc.	340,988	14,437,432

		27,805,565

Electric Utilities — 0.9%
Acciona SA (Spain)	126	39,920
American Electric Power Co., Inc.(a)	31,700	4,336,877
Constellation Energy Corp.	6,100	1,515,057
Duke Energy Corp.	155,500	19,683,190
Edison International	55,800	4,154,310
Endesa SA (Spain)	255	11,586
Enel SpA (Italy)	33,803	387,734
Iberdrola SA (Spain)	641	15,954
Kansai Electric Power Co., Inc. (The) (Japan)	2,500	35,330
NextEra Energy, Inc.	120,900	10,611,393
Origin Energy Ltd. (Australia)	4,326	32,882
PG&E Corp.	402,800	6,775,096
Southern Co. (The)(a)	34,000	3,254,140

		50,853,469

Electrical Equipment — 1.0%
ABB Ltd. (Switzerland)	5,502	598,504
AMETEK, Inc.	8,800	2,129,072
Eaton Corp. PLC	4,900	2,087,988
Fuji Electric Co. Ltd. (Japan)	300	25,411
Fujikura Ltd. (Japan)	2,900	114,961
Furukawa Electric Co. Ltd. (Japan)	6,000	180,463
GE Vernova, Inc.	18,800	22,087,368
Generac Holdings, Inc.*	21,800	6,383,258
Legrand SA (France)	1,264	214,178
Mitsubishi Electric Corp. (Japan)	5,000	183,373
nVent Electric PLC	56,300	9,549,043
Pfisterer Holding SE (Germany)	162	17,519

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Prysmian SpA (Italy)	600	$101,006
Rockwell Automation, Inc.	5,600	2,772,448
Schneider Electric SE	1,169	382,527
Siemens Energy AG (Germany)	1,811	345,252
Vertiv Holdings Co. (Class A Stock)	14,400	4,821,408
Vestas Wind Systems A/S (Denmark)	2,146	60,760

		52,054,539

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	58,000	10,226,560
Avnet, Inc.	85,300	7,576,346
Codan Ltd. (Australia)	540	16,582
Cognex Corp.	13,800	999,396
Corning, Inc.	27,600	7,049,868
Flex Ltd.*	57,400	9,302,818
Ibiden Co. Ltd. (Japan)	600	90,589
Keysight Technologies, Inc.*	24,100	8,436,687
Kyocera Corp. (Japan)	1,200	26,614
Littelfuse, Inc.	2,500	1,138,325
Murata Manufacturing Co. Ltd. (Japan)	5,100	366,102
TDK Corp. (Japan)	1,900	42,625
Zebra Technologies Corp. (Class A Stock)*	4,400	1,158,344

		46,430,856

Energy Equipment & Services — 0.3%
Halliburton Co.	391,100	13,277,845
Tenaris SA	4,238	117,318

		13,395,163

Entertainment — 0.5%
Konami Group Corp. (Japan)	500	54,773
Netflix, Inc.*	85,100	6,076,140
Walt Disney Co. (The)	228,300	21,973,875

		28,104,788

Financial Services — 2.0%
Banca Mediolanum SpA (Italy)	3,840	95,698
Berkshire Hathaway, Inc. (Class B Stock)*	80,150	40,106,258
Fidelity National Information Services, Inc.	253,200	9,844,416
Fiserv, Inc.*	79,200	3,884,760
Helia Group Ltd. (Australia)	7,550	28,950
Industrivarden AB (Sweden) (Class A Stock)	188	10,548
Infratil Ltd. (New Zealand)	4,090	35,878
Mastercard, Inc. (Class A Stock)	50,800	26,090,880
ORIX Corp. (Japan)	2,600	99,038
PayPal Holdings, Inc.	33,000	1,424,940
Visa, Inc. (Class A Stock)	71,100	24,393,699
Washington H Soul Pattinson & Co. Ltd. (Australia)	2,875	91,899

		106,106,964

Food Products — 0.3%
Conagra Brands, Inc.	360,200	4,848,292
Darling Ingredients, Inc.*	23,800	1,299,956

SEE NOTES TO FINANCIAL STATEMENTS.

A60

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
General Mills, Inc.	147,200	$5,122,560
J.M. Smucker Co. (The)	45,200	5,085,000
Kraft Heinz Co. (The)	40,500	956,610
Nestle SA (Switzerland)	2,984	306,055
WH Group Ltd. (Hong Kong), 144A	191,000	202,520
Wilmar International Ltd. (China)	3,400	9,489

		17,830,482

Gas Utilities — 0.1%
National Fuel Gas Co.	16,000	1,235,360
Naturgy Energy Group SA (Spain)	3,773	118,262
Osaka Gas Co. Ltd. (Japan)	3,700	124,666
Shizuoka Gas Co. Ltd. (Japan)	900	6,952
Snam SpA (Italy)	22,042	159,124
Tokyo Gas Co. Ltd. (Japan)	3,500	132,530
UGI Corp.	38,000	1,312,520

		3,089,414

Ground Transportation — 0.6%
CSX Corp.	216,600	10,294,998
Fedex Freight Holding Co., Inc.*	9,800	1,479,800
Landstar System, Inc.	15,600	3,226,236
Old Dominion Freight Line, Inc.	4,600	996,360
Ryder System, Inc.	6,200	1,635,374
Uber Technologies, Inc.*	98,500	7,107,760
Union Pacific Corp.	18,000	4,896,000

		29,636,528

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	70,600	6,406,244
Becton, Dickinson & Co.	34,400	5,205,752
Envista Holdings Corp.*	201,900	5,320,065
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	5,262	116,892
Hoya Corp. (Japan)	400	64,521
Medtronic PLC	260,600	20,386,738
PHC Holdings Corp. (Japan)	2,100	13,320
STERIS PLC(a)	11,600	2,442,612
Terumo Corp. (Japan)	2,400	32,778

		39,988,922

Health Care Providers & Services — 1.1%
Cardinal Health, Inc.	16,400	3,895,984
Centene Corp.*	55,300	3,549,707
Cigna Group (The)	37,900	10,448,272
CVS Health Corp.	89,300	9,238,085
Elevance Health, Inc.	7,100	2,745,783
Fresenius Medical Care AG (Germany)	1,583	71,664
Fresenius SE & Co. KGaA (Germany)	2,442	111,566
McKesson Corp.	9,000	6,800,400
UnitedHealth Group, Inc.	55,600	23,109,028
Universal Health Services, Inc. (Class B Stock)	10,000	1,486,900

		61,457,389

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	76,800	4,058,880

	Shares	Value
COMMON STOCKS (continued)
Health Care REITs (cont’d.)
Welltower, Inc.	4,200	$953,274

		5,012,154

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	297,000	7,041,870

Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. (Class A Stock)*	12,400	1,774,440
Aramark	75,200	4,278,880
Aristocrat Leisure Ltd. (Australia)	675	28,605
Booking Holdings, Inc.	67,200	11,977,728
Chipotle Mexican Grill, Inc.*	246,100	8,367,400
Churchill Downs, Inc.	12,600	1,129,464
Compass Group PLC (United Kingdom)	1,932	62,421
Expedia Group, Inc.	7,300	1,867,924
Flutter Entertainment PLC*	17,500	1,787,975
Las Vegas Sands Corp.	60,100	2,776,019
Marriott International, Inc. (Class A Stock)(a)	13,100	4,854,729
McDonald’s Corp.	16,300	4,406,053
Starbucks Corp.	21,000	2,145,990
Yum! Brands, Inc.(a)	6,800	1,087,048

		46,544,676

Household Durables — 0.1%
Casio Computer Co. Ltd. (Japan)	1,700	20,200
Haseko Corp. (Japan)	2,000	35,129
Newell Brands, Inc.	299,200	1,837,088
Panasonic Holdings Corp. (Japan)	2,800	78,774
Sekisui House Ltd. (Japan)	12,700	264,028
Sony Group Corp. (Japan)	4,900	98,608
Toll Brothers, Inc.	14,500	2,388,875

		4,722,702

Household Products — 0.3%
Colgate-Palmolive Co.	53,400	4,895,712
Essity AB (Sweden) (Class B Stock)	332	9,400
Henkel AG & Co. KGaA (Germany)	144	11,396
Procter & Gamble Co. (The)	90,705	13,300,981
Reckitt Benckiser Group PLC (United Kingdom)	1,011	65,850

		18,283,339

Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	2,507	162,128

Industrial Conglomerates — 0.0%
CK Hutchison Holdings Ltd. (United Kingdom)	21,000	177,988
Hitachi Ltd. (Japan)	4,200	116,240
Honeywell International, Inc.	7,800	1,746,420
Siemens AG (Germany)	802	257,849

		2,298,497

Industrial REITs — 0.2%
Prologis, Inc.	91,500	12,395,505

Insurance — 1.0%
Ageas SA/NV (Belgium)	297	23,763

SEE NOTES TO FINANCIAL STATEMENTS.

A61

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
AIA Group Ltd. (Hong Kong)	14,400	$131,835
Allianz SE (Germany)	144	68,162
Allstate Corp. (The)	24,000	5,710,560
American International Group, Inc.	222,900	16,612,737
Aon PLC (Class A Stock)	19,400	6,434,786
Assurant, Inc.(a)	15,400	4,135,362
AXA SA (France)	7,683	384,991
Daiichi Life Group, Inc. (Japan)	17,300	188,894
First American Financial Corp.	54,000	3,703,860
Insurance Australia Group Ltd. (Australia)	3,575	19,995
Japan Post Holdings Co. Ltd. (Japan)	600	8,065
Kemper Corp.	154,500	4,165,320
MetLife, Inc.	133,500	11,295,435
MS&AD Insurance Group Holdings, Inc. (Japan)	9,800	254,016
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	71	39,651
Progressive Corp. (The)	6,000	1,310,700
QBE Insurance Group Ltd. (Australia)	16,870	293,456
Swiss Re AG	440	69,938
Talanx AG (Germany)	416	52,618
Tokio Marine Holdings, Inc. (Japan)	1,300	57,159
Unipol Assicurazioni SpA (Italy)	8,688	242,834
Zurich Insurance Group AG (Switzerland)	86	63,608

		55,267,745

Interactive Media & Services — 4.8%
Alphabet, Inc. (Class A Stock)	320,100	114,394,137
Alphabet, Inc. (Class C Stock)	261,540	92,409,928
LY Corp. (Japan)	39,800	105,930
Meta Platforms, Inc. (Class A Stock)	96,350	54,272,991
Scout24 SE (Germany), 144A	234	19,365

		261,202,351

IT Services — 0.4%
Accenture PLC (Class A Stock)	70,200	8,735,688
Capgemini SE (France)	1,394	139,947
Cognizant Technology Solutions Corp. (Class A Stock)	190,500	7,378,065
DXC Technology Co.*	163,300	1,445,205
Fujitsu Ltd. (Japan)	6,100	121,207
Gartner, Inc.*	14,000	1,814,680
International Business Machines Corp.	7,200	2,024,712
Obic Co. Ltd. (Japan)	3,900	91,591
Otsuka Corp. (Japan)	6,000	102,723
Simplex Holdings, Inc. (Japan)	3,800	21,996

		21,875,814

Leisure Products — 0.1%
Brunswick Corp.	13,200	1,111,968
Mattel, Inc.*	158,400	2,198,592

		3,310,560

Life Sciences Tools & Services — 0.4%
Danaher Corp.	108,000	20,571,840

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
West Pharmaceutical Services, Inc.	6,400	$2,297,600

		22,869,440

Machinery — 1.2%
Atlas Copco AB (Sweden) (Class B Stock)	2,517	44,621
Caterpillar, Inc.	30,600	32,585,940
Cummins, Inc.	13,400	9,557,014
Daifuku Co. Ltd. (Japan)	900	39,870
Deere & Co.	8,400	5,328,372
Epiroc AB (Sweden) (Class A Stock)	3,380	92,736
Epiroc AB (Sweden) (Class B Stock)	550	12,765
FANUC Corp. (Japan)	2,600	119,720
Harmonic Drive Systems, Inc. (Japan)	400	19,575
Komatsu Ltd. (Japan)	1,200	46,857
Kubota Corp. (Japan)	6,600	110,434
Makita Corp. (Japan)	600	21,577
MINEBEA MITSUMI, Inc. (Japan)	1,300	38,562
Mitsubishi Heavy Industries Ltd. (Japan)	2,800	63,624
Nordson Corp.	21,200	6,395,828
Otis Worldwide Corp.	19,800	1,417,680
Parker-Hannifin Corp.	6,500	6,357,780
Sandvik AB (Sweden)	7,460	308,062
Schindler Holding AG (Switzerland)	35	11,126
Takuma Co. Ltd. (Japan)	900	20,173
Toro Co. (The)	31,500	3,068,730
Tsugami Corp. (Japan)	400	20,130
Wartsila OYJ Abp (Finland)	3,642	139,096
Yangzijiang Shipbuilding Holdings Ltd. (China)	9,400	24,936

		65,845,208

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Class A Stock)	4	9,241
SITC International Holdings Co. Ltd. (China)	32,000	128,370

		137,611

Media — 0.1%
Publicis Groupe SA (France)	681	67,298
Versant Media Group, Inc.	215,900	7,774,559

		7,841,857

Metals & Mining — 0.3%
BHP Group Ltd. (Australia)	11,486	478,656
Evolution Mining Ltd. (Australia)	14,632	120,988
Fortescue Ltd. (Australia)	9,462	125,942
Glencore PLC (Australia)*	10,676	72,794
JFE Holdings, Inc. (Japan)	6,000	57,927
JX Advanced Metals Corp. (Japan)	4,300	118,677
Newmont Corp.	122,300	11,422,820
Nucor Corp.	24,900	5,546,475
Rio Tinto Ltd. (Australia)	648	77,967
Rio Tinto PLC (Australia)	3,889	367,918

		18,390,164

SEE NOTES TO FINANCIAL STATEMENTS.

A62

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities — 0.3%
DTE Energy Co.	6,400	$975,168
E.ON SE (Germany)	3,793	77,999
Engie SA (France)	11,403	358,904
National Grid PLC (United Kingdom)	2,317	38,216
NiSource, Inc.	63,700	3,028,935
Public Service Enterprise Group, Inc.	39,000	3,165,240
Sempra	60,400	5,599,684

		13,244,146

Office REITs — 0.0%
Gecina SA (France)	77	6,470

Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp.	46,300	1,053,325
BP PLC	8,944	55,128
Chevron Corp.	97,700	16,194,752
ConocoPhillips	188,000	19,544,480
d’Amico International Shipping SA (Italy)	3,624	27,254
ENEOS Holdings, Inc. (Japan)	1,500	11,104
Eni SpA (Italy)	7,246	170,003
EOG Resources, Inc.	12,000	1,556,760
Equinor ASA (Norway)	1,202	37,903
Exxon Mobil Corp.	269,500	36,846,040
Galp Energia SGPS SA (Portugal)	2,356	49,933
HF Sinclair Corp.	14,400	1,002,960
Inpex Corp. (Japan)	400	8,071
Marathon Petroleum Corp.	12,300	3,144,741
Neste OYJ (Finland)	660	21,549
Repsol SA (Spain)	3,222	80,500
Shell PLC	8,655	336,290
Targa Resources Corp.	6,600	1,769,724
TotalEnergies SE (France)	3,805	294,224
Valero Energy Corp.	3,800	989,672
Var Energi ASA (Norway)	4,525	18,749
Williams Cos., Inc. (The)	57,300	4,259,682
Woodside Energy Group Ltd. (Australia)	5,853	113,191

		87,586,035

Passenger Airlines — 0.0%
United Airlines Holdings, Inc.*	7,100	965,529

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	36,000	2,842,200
L’Oreal SA (France)	141	61,808
Unilever PLC (United Kingdom)	570	34,239

		2,938,247

Pharmaceuticals — 2.2%
Astellas Pharma, Inc. (Japan)	16,200	216,702
AstraZeneca PLC (United Kingdom)	1,770	330,467
Bristol-Myers Squibb Co	74,200	4,275,404
Eli Lilly & Co.	44,400	53,254,692
Galderma Group AG (Switzerland)*	1,051	239,047
GSK PLC (United Kingdom)	8,129	213,410
Ipsen SA (France)	1,269	244,560
Johnson & Johnson	127,848	32,469,557
Merck & Co., Inc.	86,700	11,140,950

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Novartis AG	3,833	$599,069
Novo Nordisk A/S (Denmark) (Class B Stock)	1,248	59,938
Orion OYJ (Finland) (Class B Stock)	1,280	105,149
Pfizer, Inc.	511,900	12,326,552
Roche Holding AG	1,658	681,581
Sandoz Group AG (Switzerland)	1,184	106,979
Sanofi SA	3,001	256,596

		116,520,653

Professional Services — 0.3%
Clarivate PLC*(a)	2,860,800	6,179,328
Computershare Ltd. (Australia)	1,717	45,471
Concentrix Corp.(a)	114,600	2,567,613
ExlService Holdings, Inc.*	52,800	1,365,408
Genpact Ltd.	106,900	2,939,750
KBR, Inc.	32,600	1,125,678
ManpowerGroup, Inc.	77,300	2,610,421
Recruit Holdings Co. Ltd. (Japan)	6,000	417,474

		17,251,143

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	43,100	5,805,139
Daito Trust Construction Co. Ltd. (Japan)	6,000	114,620
Daiwa House Industry Co. Ltd. (Japan)	300	8,129
Hulic Co. Ltd. (Japan)	4,600	48,167
Jones Lang LaSalle, Inc.*	10,900	3,378,455
Vonovia SE (Germany)	5,586	137,804

		9,492,314

Retail REITs — 0.0%
Klepierre SA (France)	2,829	118,234
Realty Income Corp	34,300	2,125,228
Scentre Group (Australia)	7,020	18,712
Unibail-Rodamco-Westfield (France)	450	52,662
Vicinity Ltd. (Australia)	63,576	113,282

		2,428,118

Semiconductors & Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc.*	79,500	46,182,345
Advantest Corp. (Japan)	1,300	267,447
Analog Devices, Inc.	48,500	19,262,745
Applied Materials, Inc.	56,300	40,704,900
ASM International NV (Netherlands)	104	119,598
ASML Holding NV (Netherlands)	799	1,582,161
BE Semiconductor Industries NV (Netherlands)	421	139,036
Broadcom, Inc.	225,600	85,220,400
Credo Technology Group Holding Ltd.*	3,600	979,020
Disco Corp. (Japan)	100	52,023
Infineon Technologies AG (Germany)	2,716	255,853
Intel Corp.*	271,500	37,909,545
Kioxia Holdings Corp. (Japan)*	900	523,107
KLA Corp	29,600	8,930,616
Lam Research Corp.	74,600	32,326,418
Marvell Technology, Inc.	32,000	9,532,480
Microchip Technology, Inc.(a)	89,700	8,180,640

SEE NOTES TO FINANCIAL STATEMENTS.

A63

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Micron Technology, Inc.	59,700	$68,911,113
NVIDIA Corp.	1,231,000	246,310,790
NXP Semiconductors NV (Netherlands)	19,300	5,423,879
Renesas Electronics Corp. (Japan)	3,600	111,128
Teradyne, Inc.	14,200	6,870,528
Texas Instruments, Inc.	59,600	17,764,972
Tokyo Electron Ltd. (Japan)	700	339,398
Tower Semiconductor Ltd. (Israel)*	248	64,211

		637,964,353

Software — 4.5%
Adobe, Inc.*	54,450	11,163,339
AppLovin Corp. (Class A Stock)*	8,600	4,430,978
Autodesk, Inc.*	32,000	6,221,440
Cadence Design Systems, Inc.*	3,000	1,125,960
Check Point Software Technologies Ltd. (Israel)*	1,200	157,716
Crowdstrike Holdings, Inc. (Class A Stock)*	7,000	5,341,980
Datadog, Inc. (Class A Stock)*	14,600	3,801,256
Fortinet, Inc.*	70,200	10,784,124
Gen Digital, Inc.(a)	369,300	9,191,877
Intuit, Inc.	10,300	2,688,300
Microsoft Corp.	387,200	144,433,344
Nice Ltd. (Israel)*	571	51,713
Nutanix, Inc. (Class A Stock)*	65,400	3,332,784
Oracle Corp.	82,800	12,134,340
Palantir Technologies, Inc. (Class A Stock)*	13,200	1,540,044
Palo Alto Networks, Inc.*	19,000	6,479,380
Roper Technologies, Inc.(a)	9,100	3,079,349
Salesforce, Inc.	72,000	11,279,520
SAP SE (Germany)	507	78,153
Synopsys, Inc.*	3,500	1,561,245
Trimble, Inc.*	20,200	1,033,836

		239,910,678

Specialized REITs — 0.5%
American Tower Corp.	72,600	11,875,182
Digital Realty Trust, Inc.	6,600	1,185,228
Equinix, Inc.	2,600	2,710,214
Iron Mountain, Inc.	61,000	7,704,910
VICI Properties, Inc.	82,600	2,193,030

		25,668,564

Specialty Retail — 0.8%
AutoNation, Inc.*	15,300	2,842,587
Best Buy Co., Inc.	12,800	971,264
Fast Retailing Co. Ltd. (Japan)	700	358,641
Five Below, Inc.*	5,600	1,006,824
Home Depot, Inc. (The)	35,600	12,555,408
Industria de Diseno Textil SA (Spain)	2,484	156,572
Kingfisher PLC (United Kingdom)	50,839	190,884
Lowe’s Cos., Inc.	22,800	5,027,172
Ross Stores, Inc.	4,600	979,110
TJX Cos., Inc. (The)	115,800	17,543,700
Ulta Beauty, Inc.*	3,400	1,533,332

		43,165,494

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	747,300	$216,238,728
Canon, Inc. (Japan)	600	15,366
Dell Technologies, Inc. (Class C Stock)	2,500	1,078,650
Hewlett Packard Enterprise Co	109,900	4,957,589
Logitech International SA (Switzerland)	1,035	97,092
Sandisk Corp.*	10,000	22,737,300
Seagate Technology Holdings PLC	12,000	11,580,000
Western Digital Corp.	29,100	18,586,752

		275,291,477

Textiles, Apparel & Luxury Goods — 0.0%
Asics Corp. (Japan)	3,300	89,756
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	85	19,620
LVMH Moet Hennessy Louis Vuitton SE (France)	46	25,441
Moncler SpA (Italy)	843	49,060
Onward Holdings Co. Ltd. (Japan)	2,100	9,403
OVS SpA (Italy), 144A	5,182	35,829
Tapestry, Inc.	6,800	995,384

		1,224,493

Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	3,965	245,366
Imperial Brands PLC (United Kingdom)	5,098	188,416
Philip Morris International, Inc.	77,000	13,930,070
Scandinavian Tobacco Group A/S (Denmark), 144A	1,605	16,333

		14,380,185

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	1,400	204,092
Diploma PLC (United Kingdom)	990	93,577
Kanamoto Co. Ltd. (Japan)	500	16,438
Marubeni Corp. (Japan)	1,900	55,392
Mitsubishi Corp. (Japan)	9,000	240,770
Mitsui & Co. Ltd. (Japan)	2,300	64,223
Toyota Tsusho Corp. (Japan)	2,600	96,777
W.W. Grainger, Inc.	5,600	7,618,240

		8,389,509

Wireless Telecommunication Services — 0.0%
Airtel Africa PLC (Nigeria), 144A	9,833	42,747
SoftBank Group Corp. (Japan)	2,100	77,896
Vodafone Group PLC (United Kingdom)	150,052	198,603

		319,246

TOTAL COMMON STOCKS (cost $1,802,429,774)		3,320,085,955

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	6,325	195,364
Volkswagen AG (Germany) (PRFC)	1,245	99,876

		295,240

SEE NOTES TO FINANCIAL STATEMENTS.

A64

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks — 0.0%
Citigroup Capital XIII, 10.295%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	$632,500

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,422	203,689

TOTAL PREFERRED STOCKS (cost $1,107,276)		1,131,429

UNAFFILIATED EXCHANGE-TRADED FUND — 0.0%
iShares MSCI EAFE ETF (cost $92,032)	988	102,633

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.3%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,119,923
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	307	308,204
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A
1.660%	02/20/28	3,700	3,656,349
Series 2022-01A, Class A, 144A
3.830%	08/21/28	4,100	4,072,968
Series 2023-01A, Class A, 144A
5.250%	04/20/29	3,353	3,382,670
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,200	1,202,171
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,800	1,827,273
Series 2024-03A, Class A, 144A
5.230%	12/20/30	600	607,320
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	647	654,296
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	244	246,427
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	540	542,801
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A
4.500%	04/20/28	1,339	1,340,871
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	500	495,274
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,900	2,947,530
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	4,400	4,443,557
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	9,000	9,083,772

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2025-02, Class A, 144A
4.370%(cc)	02/15/38	8,361	$8,284,776
Series 2026-01, Class A, 144A
4.320%(cc)	08/15/38	5,100	5,041,872
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	198,884
Series 2024-01, Class A, 144A
4.980%	12/11/36	900	911,334
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	3,500	3,518,046
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A
5.410%	11/14/29	3,401	3,415,826
Series 2025-01A, Class A, 144A
5.360%	04/16/35	4,900	4,964,944
Series 2026-01A, Class A, 144A
4.490%	12/14/33	6,400	6,337,808
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	495	496,880
Series 2023-03, Class C
5.770%	11/15/30	1,500	1,513,820
Series 2023-04, Class C
6.040%	12/15/31	2,600	2,639,834
Series 2023-06, Class B
5.980%	04/16/29	602	605,646
Series 2024-02, Class C
5.840%	06/17/30	500	506,102
Series 2024-04, Class C
4.950%	04/15/30	3,000	3,009,744
Series 2025-03, Class C
4.680%	09/15/31	2,800	2,790,154
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	300	303,426
Series 2023-01A, Class C, 144A
5.970%	02/20/31	500	507,342
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	4,000	4,011,793
Series 2026-01A, Class A, 144A
4.580%	04/25/39	3,600	3,596,037
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	625	627,106
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	1,087	1,094,002
Yamaha Motor Master Trust II,
Series 2026-A, Class A1, 144A
4.430%	04/15/31	2,100	2,086,398

			93,393,180

SEE NOTES TO FINANCIAL STATEMENTS.

A65

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations — 2.3%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.103%(c)	07/15/37		8,500	$8,518,697
Battalion CLO Ltd. (Cayman Islands),
Series 2026-32A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 0.000%)
5.015%(c)	07/20/39		16,000	15,999,824
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
4.935%(c)	07/15/30		430	430,160
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.194%(c)	10/15/35	EUR	5,000	5,712,038
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.488%(c)	10/19/38	EUR	8,500	9,717,074
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.203%(c)	04/15/37		11,000	11,017,422
Monument CLO DAC (Ireland),
Series 01A, Class AR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.500%(c)	05/15/39	EUR	8,000	9,158,099
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.584%(c)	04/15/38	EUR	8,000	9,172,399
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
4.723%(c)	10/15/34		4,500	4,499,555
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.490%(c)	10/17/38	EUR	6,500	7,423,187
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.504%(c)	07/15/38	EUR	8,000	9,144,692
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
4.807%(c)	04/24/38		8,000	7,995,869
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.394%(c)	10/15/38	EUR	9,000	10,279,849
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.865%(c)	01/20/37		5,000	5,003,433

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
5.065%(c)	04/15/34		10,000	$10,001,286

				124,073,584

Consumer Loans — 0.6%
Affirm Asset Securitization Trust,
Series 2026-X01, Class A, 144A
4.270%	04/15/31		1,898	1,897,251
Series 2026-X01, Class B, 144A
4.590%	04/15/31		1,000	998,139
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		4,600	4,617,470
Series 2026-02A, Class A, 144A
4.670%	04/16/35		2,400	2,391,322
GreenSky Home Improvement Issuer Trust,
Series 2026-REV01, Class A, 144A
4.930%	05/15/41		3,300	3,298,133
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,250	1,236,141
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
4.353%(c)	06/16/36		2,666	2,667,713
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		5,400	5,457,789
Reach ABS Trust,
Series 2026-02A, Class A, 144A
4.340%	02/15/35		2,144	2,141,521
SoFi Consumer Loan Program,
Series 2026-03, Class A, 144A
4.460%	06/25/35		2,500	2,500,248
SoFi Consumer Loan Program Trust,
Series 2026-02, Class A, 144A
4.270%	03/25/36		3,414	3,410,028

				30,615,755

Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
4.915%(c)	03/15/32	GBP	5,400	7,182,528
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.635%(c)	07/15/32	GBP	2,100	2,788,478

				9,971,006

Equipment — 0.1%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		2,900	2,920,507
CCG Receivables Trust,
Series 2025-02, Class A2, 144A
4.140%	08/15/34		2,181	2,175,985

SEE NOTES TO FINANCIAL STATEMENTS.

A66

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Equipment (cont’d.)
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	130	$130,163

			5,226,655

Home Equity Loans — 0.3%
BRAVO Residential Funding Trust,
Series 2026-CES01, Class A1A, 144A
5.254%(cc)	04/25/56	1,845	1,839,777
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	2,276	2,276,809
GS Mortgage-Backed Securities Trust,
Series 2026-CES03, Class A1A, 144A
5.358%(cc)	09/25/56	1,472	1,469,947
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
4.812%(c)	02/25/55	1,554	1,557,439
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	401	401,898
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	961	967,854
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44	1,283	1,286,051
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55	2,644	2,645,625
Santander Mortgage Asset Receivable Trust,
Series 2025-CES01, Class A1A, 144A
5.036%(cc)	09/25/55	1,521	1,505,715
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	305	305,677
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	92	91,931
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	170	169,943
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	1,328	1,335,895
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	1,084	1,080,987
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	1,391	1,393,514

			18,329,062

Other — 0.0%
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59	360	363,932
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41	701	657,188

			1,021,120

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#			Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	$1

Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		144		143,376
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		330		315,360
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
4.272%(c)	05/25/70		862		849,299
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		123		122,676
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		213		209,846
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		390		378,404
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		585		564,544

					2,583,505

TOTAL ASSET-BACKED SECURITIES (cost $283,116,452)					285,213,868

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A
2.495%	05/15/53		4,350		4,037,585
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54		8,000		7,574,190
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		6,465		6,423,341
Series 2019-BN22, Class A3
2.726%	11/15/62		5,400		5,068,336
Series 2020-BN25, Class A4
2.399%	01/15/63		6,700		6,221,164
Series 2021-BN35, Class A3
1.717%	06/15/64		4,900		4,485,047
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57		8,000		8,090,436
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57		6,878		7,082,988
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51		5,400		5,334,387
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
5.899%(c)	11/15/34		10		125
Series 2026-05C42, Class A3
5.598%	06/15/59		2,750		2,827,820

SEE NOTES TO FINANCIAL STATEMENTS.

A67

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	4,671	$4,610,688
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	8,105,174
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,671,178
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	5,143,951
Series 2023-B39, Class A2
6.791%(cc)	07/15/56	5,000	5,107,120
Series 2026-V21, Class A3
5.127%	03/15/59	5,600	5,642,614
BMO Mortgage Trust,
Series 2025-5C12, Class A3
5.180%	10/15/58	3,700	3,730,886
BX Commercial Mortgage Trust,
Series 2025-JDI, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A ,Floor 1.400%)
5.025%(c)	11/15/42	1,733	1,737,495
Series 2026-AHP, Class A, 144A, 1 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
4.850%(c)	06/15/43	1,850	1,850,000
BX Trust,
Series 2026-PNDA, Class A, 144A, 1 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
4.925%(c)	05/15/43	3,100	3,106,781
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,620	4,888,164
Citigroup Commercial Mortgage Trust,
Series 2017-P07, Class A3
3.442%	04/14/50	4,245	4,217,895
CSTL Commercial Mortgage Trust,
Series 2026-GATE03, Class A, 144A
4.851%(cc)	02/10/43	3,500	3,470,543
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	1	826
GS Mortgage Securities Trust,
Series 2016-GS04, Class A3
3.178%	11/10/49	245	244,655
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,884
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	5,360,072
JPMF1 Multifamily Mortgage Trust,
Series 2026-FX01, Class A3
5.309%	05/15/59	3,600	3,640,082
MLTI Trust,
Series 2026-SF75, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.025%(c)	03/15/36	4,650	4,652,900
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,587	2,574,810

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-H04, Class A3
4.043%	12/15/51		1,547	$1,517,968
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50		3,649	3,590,310
Series 2018-C09, Class A3
3.854%	03/15/51		2,189	2,151,621
Series 2018-C14, Class A3
4.180%	12/15/51		2,419	2,396,038
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		3,724	3,678,938
Series 2018-C48, Class A4
4.037%	01/15/52		6,338	6,232,192
Series 2019-C53, Class A3
2.787%	10/15/52		2,439	2,299,597
Series 2020-C58, Class A3
1.810%	07/15/53		6,630	5,956,749
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57		4,730	4,864,253

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $164,877,958)				160,598,803

CORPORATE BONDS — 9.9%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.300%	03/01/35	(a)	2,900	2,505,304
3.550%	03/01/38		1,296	1,084,917
3.900%	05/01/49		2,570	1,922,885
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33		805	789,885
4.950%	03/16/36		550	541,615

				6,844,606

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
4.250%	08/09/42		1,855	1,528,774
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28		5,140	4,944,192
3.557%	08/15/27		105	103,975
4.390%	08/15/37		1,675	1,530,889
6.343%	08/02/30		550	580,968
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28		1,500	1,496,540
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.500%	02/01/30		1,800	1,837,701
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30		5,150	5,228,403

SEE NOTES TO FINANCIAL STATEMENTS.

A68

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35		930	$954,774

				18,206,216

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28		1,463	1,446,007
American Airlines 2019-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.150%	08/15/33		17	15,811
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		905	908,706
United Airlines 2018-1 Class A Pass-Through Trust, Pass-Through Certificates
3.700%	09/01/31	(a)	19	17,666
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	03/01/29		850	841,311
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29		165	162,662

				3,392,163

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		725	682,512

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	193,194
2.900%	02/10/29		1,095	1,029,734
3.625%	06/17/31		620	565,284
5.875%	11/07/29		2,440	2,469,959
7.350%	03/06/30		1,255	1,327,579
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45		1,035	917,890
6.600%	04/01/36		760	815,545
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28		3,340	3,173,295
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	(a)	3,085	3,100,465
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30		2,490	2,521,844
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29	(a)	2,690	2,709,866

				18,824,655

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	60	$61,058
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	100	100,600
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	650	653,995

			815,653

Banks — 2.5%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	1,000	1,018,758
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,321,631
1.922%(ff)	10/24/31	7,385	6,553,253
2.496%(ff)	02/13/31	3,135	2,897,472
3.824%(ff)	01/20/28	955	951,686
4.271%(ff)	07/23/29	510	505,997
Sub. Notes
5.489%(ff)	04/23/37	1,795	1,790,495
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.911%(ff)	06/26/30	980	979,730
5.207%(ff)	02/24/37	2,545	2,474,491
5.586%(ff)	06/26/37	545	544,537
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29	975	921,570
3.132%(ff)	01/20/33	1,505	1,360,448
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	800	786,353
5.875%	04/30/29	800	824,305
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	1,132,810
3.887%(ff)	01/10/28	35	34,882
Sub. Notes
4.450%	09/29/27	5,975	5,966,415
6.020%(ff)	01/24/36	3,900	4,022,077
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,080	2,126,900
Sr. Non-Preferred Notes, 144A, MTN
5.019%(ff)	03/04/31	200	200,631
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
5.373%(ff)	01/10/29	800	807,495
Sub. Notes
3.729%(ff)	01/14/32	3,380	3,158,849
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	4,510	4,012,947
3.814%(ff)	04/23/29	540	531,546

SEE NOTES TO FINANCIAL STATEMENTS.

A69

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.369%(ff)	10/21/31		3,210	$3,139,227
5.541%(ff)	01/21/47		525	507,397
5.727%(ff)	04/25/30		4,315	4,421,408
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		5	4,486
Sub. Notes
6.750%	10/01/37		104	113,329
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.470%(c)	10/01/26	(oo)	1,045	1,047,449
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		4,560	4,014,054
3.782%(ff)	02/01/28		695	692,185
3.882%(ff)	07/24/38		20	17,674
3.964%(ff)	11/15/48		3,250	2,558,632
4.203%(ff)	07/23/29		2,170	2,151,541
4.452%(ff)	12/05/29		3,350	3,330,472
4.898%(ff)	01/22/37		5	4,871
5.148%(ff)	04/23/37	(a)	2,695	2,675,235
5.299%(ff)	07/24/29		2,740	2,775,968
Sub. Notes
5.193%(ff)	02/05/37		493	485,796
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	(a)	765	813,245
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27		25	24,590
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	(a)	2,760	2,785,912
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.965%(ff)	07/13/32		3,345	3,334,851
Morgan Stanley,
Sr. Unsec’d. Notes
4.238%(ff)	01/09/30		1,220	1,203,893
5.123%(ff)	02/01/29		6,225	6,263,774
5.296%(ff)	04/10/37		5,875	5,845,639
5.449%(ff)	07/20/29		560	567,455
6.407%(ff)	11/01/29		3,030	3,137,301
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		2,020	1,771,963
4.431%(ff)	01/23/30		515	510,358
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		2,465	2,217,074
3.591%(cc)	07/22/28		1,255	1,241,166
Sub. Notes, GMTN
4.350%	09/08/26		3,825	3,824,256
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
5.371%(ff)	05/27/32		7,285	7,327,000
5.400%(ff)	08/08/34		740	734,147
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.494%(ff)	01/15/32		885	867,630
4.934%(ff)	07/07/32		1,480	1,475,302
5.138%(ff)	07/07/34		585	582,800

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	$9,034
7.161%(ff)	10/30/29	1,190	1,253,674
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	885	810,295
4.194%(ff)	04/01/31	450	439,357
4.282%	01/09/28	465	462,858
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35	3,220	3,214,864
5.389%(ff)	04/24/34	1,500	1,523,088
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	3,865,809
5.557%(ff)	07/25/34	3,130	3,206,469
5.574%(ff)	07/25/29	3,660	3,722,398

			136,901,204

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	584	529,068
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	24,092
8.000%	11/15/39	1,285	1,607,186
8.200%	01/15/39	250	312,579
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	895,798

			3,368,723

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	36,507

Building Materials — 0.1%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	2,120	2,146,809
Owens Corning,
Sr. Unsec’d. Notes
3.875%	06/01/30	290	280,763
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	1,110	1,133,414
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	722,015
4.750%	01/15/28	700	695,504

			4,978,505

SEE NOTES TO FINANCIAL STATEMENTS.

A70

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#		Value

CORPORATE BONDS (continued)
Chemicals — 0.1%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A
4.725%	11/15/28			1,116	$1,115,071
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30			1,065	1,091,976
6.750%	05/02/34			1,888	1,985,889
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28			670	669,625

					4,862,561

Commercial Services — 0.2%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29			615	635,712
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26		EUR	693	789,803
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46			456	372,979
7.000%	10/15/37			380	430,966
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44			5	4,238
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31			495	494,091
6.000%	03/15/34	(a)		95	94,352
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116			1,500	1,030,746
Mobility Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.050%	06/15/29			615	616,156
5.450%	06/15/31			970	980,636
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50			20	12,462
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30			10	9,380
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32			325	301,327
4.875%	01/15/28			1,065	1,061,087
5.250%	01/15/30			235	235,212
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	(a)		1,170	920,769

					7,989,916

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30			15	13,567

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes
5.000%	03/15/36	(a)	1,075	$1,034,627

				1,048,194

Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31		755	758,846
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	(a)	4,985	4,972,544
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27		20	19,876
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/36		1,580	1,524,560
5.875%	07/21/28		2,600	2,650,658
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		835	744,364
6.070%	07/12/28		3,355	3,438,512
Synchrony Financial,
Sr. Unsec’d. Notes
4.947%(ff)	02/25/32		1,150	1,120,493

				15,229,853

Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28		525	499,496
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		2,910	2,877,266
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		618	492,267
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45		10	8,342
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48		15	11,307
5.950%	05/15/37		305	321,697
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29		1,400	1,375,682
Sr. Unsec’d. Notes, 144A
6.045%	01/28/34		2,825	2,764,234
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47		1,610	1,211,974
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31		3,255	2,871,333

SEE NOTES TO FINANCIAL STATEMENTS.

A71

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39		220	$220,645
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A
3.750%	03/01/31		1,250	1,189,996
Duke Energy Carolinas LLC,
First Mortgage
4.250%	12/15/41		465	402,475
5.150%	06/15/36		4,850	4,853,881
6.050%	04/15/38		550	585,086
First Ref. Mortgage
4.000%	09/30/42		570	471,847
6.000%	01/15/38		2,390	2,530,807
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		670	688,327
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	(a)	2,140	1,904,426
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		905	921,120
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		211	214,758
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53		1,310	1,303,422
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28		5	4,896
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28		900	908,995
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33		2,840	2,876,537
5.950%	10/01/33		215	226,683
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		145	157,532
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		470	462,363
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		10	8,429
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32		25	22,052
4.900%	02/28/28		3,800	3,821,287
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,580	1,183,800
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		100	92,850

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.875%	02/15/32	175	$160,942
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	1,395	1,349,419
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,735
3.950%	12/01/47	2,000	1,461,635
4.000%	12/01/46	3,830	2,845,211
4.950%	07/01/50	1,345	1,122,427
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	692,006
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	537,811
3.700%	05/01/28	1,280	1,265,418
4.900%	12/15/32	1,050	1,056,078
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	564,899
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	625,728
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,112,621
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	1,670	1,685,943
First Ref. Mortgage
4.000%	04/01/47	580	432,309
First Ref. Mortgage, Series C
3.600%	02/01/45	860	616,888
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.600%	10/15/30	805	790,999
5.000%	07/31/27	725	724,790
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	428,455

			54,969,126

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31	145	143,961
5.500%	04/15/34	110	108,837

			252,798

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	135	135,157
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	919	896,484
4.250%	10/31/26	882	879,134

SEE NOTES TO FINANCIAL STATEMENTS.

A72

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
5.500%	07/31/47		800	$685,080

				2,595,855

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		950	955,896

Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33		420	422,945
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A
5.500%	02/01/34		595	581,899
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32		20	18,319

				1,023,163

Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31		90	88,032
5.625%	03/31/32		505	488,025
5.750%	03/31/34		125	119,008
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29		1,265	1,300,597
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings,
Sr. Unsec’d. Notes
5.750%	04/01/33		1,325	1,354,756
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		275	263,347
4.375%	01/31/32		850	799,282
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		660	467,096
5.200%	03/01/35		4,315	4,331,917
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32		1,870	1,701,856

				10,913,916

Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35		1,495	1,553,717
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		915	797,715
3.490%	05/15/27	(a)	1,425	1,414,120
3.600%	05/01/30		1,270	1,219,266
3.950%	03/30/48		15	11,429

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	$30,373

			5,026,620

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	19,062
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	655,421

			674,483

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	560,902
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,669
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,441
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	20,357
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	5	4,606
5.318%	12/01/34	4,270	4,278,201
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	346,394
4.650%	01/15/43	15	13,288
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	16,346
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	19,698
Gtd. Notes, MTN
7.750%	07/15/36	450	514,936
Sr. Sec’d. Notes
4.375%	03/15/42	10	8,466
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,610
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	11,918
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	770,194
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	14,635

SEE NOTES TO FINANCIAL STATEMENTS.

A73

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29		765	$714,928
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		1,732	1,749,513
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		625	605,624
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45		5	4,076
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		10	9,088
3.250%	05/15/51		1,000	673,074
4.500%	04/15/33		255	249,419
5.500%	04/15/64		1,680	1,572,897
5.750%	07/15/64		410	399,672

				12,581,952

Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		600	581,724

Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31		575	537,907
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32		120	123,546

				661,453

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30		130	119,896

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		220	222,952
6.625%	05/15/32	(a)	115	116,455

				339,407

Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		30	28,524
Arch Capital Group Ltd.,
Sr. Unsec’d. Notes
5.250%	06/15/36		3,700	3,693,130
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52		50	37,896

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Chubb INA Holdings LLC,
Gtd. Notes
5.300%	05/20/36		2,570	$2,597,047
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33		3,785	3,950,851
Sr. Unsec’d. Notes, 144A
6.200%	06/08/56		2,570	2,563,738
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,215	901,220
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	811,880
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50		410	315,484
5.000%	03/30/43		200	182,442
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		10	9,051
4.350%	01/30/47		5	4,158
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		20	18,114
4.625%	09/15/42		130	115,546

				15,229,081

Internet — 0.3%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.400%	02/15/33		390	381,693
4.700%	11/15/35		1,000	979,347
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.550%	03/13/33		1,645	1,618,338
4.875%	03/13/36	(a)	1,349	1,327,736
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		4,545	4,645,094
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.600%	11/15/32		690	678,526
5.250%	05/15/36		587	582,720
6.200%	05/15/46		1,385	1,385,319
6.300%	05/15/56		420	417,937
6.450%	05/15/66		1,225	1,211,329

				13,228,039

Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32		400	413,708
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		375	378,169
7.375%	05/01/33		250	249,667

SEE NOTES TO FINANCIAL STATEMENTS.

A74

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.000%	05/01/32		295	$291,177
6.250%	05/01/34		180	177,300
9.250%	10/01/28		102	105,317
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30		10	9,305

				1,624,643

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		555	559,242
5.000%	10/15/27		15	15,102
5.250%	10/15/35	(a)	2,695	2,694,928
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32		2,335	2,148,293
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28		288	290,147

				5,707,712

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.150%	09/15/27		25	24,972

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		39	38,939
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		895	833,868
2.800%	04/01/31	(a)	1,975	1,760,388
6.484%	10/23/45		1,021	937,887
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		5,275	4,653,742
News Corp.,
Gtd. Notes, 144A
5.125%	02/15/32		1,070	1,049,692
Space Exploration Technologies Corp.,
Sr. Unsec’d. Notes, 144A
5.350%	07/15/31		1,950	1,947,866
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		640	482,291
5.500%	09/01/41		360	307,496
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		50	48,855

				12,061,024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.375%	03/01/34	235	$230,113

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	325	330,719
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,280	1,311,526
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	25	24,184
6.875%	01/30/30	375	384,163
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	250	253,815
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,716,331

			5,020,738

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,200	1,217,580

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,796,847

Oil & Gas — 0.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	689,189
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,412	2,323,442
4.000%	01/15/31	770	739,908
5.125%	10/01/34	585	572,831
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	18,710
5.000%	12/15/29	1,560	1,574,320
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	714	657,201
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,820
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	295,431
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	647,510
8.625%	01/19/29	2,105	2,236,878

SEE NOTES TO FINANCIAL STATEMENTS.

A75

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.000%	07/15/32	3,880	$3,906,068
5.350%	01/15/36	4,310	4,356,334
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30	50	53,936
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	500	487,235
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	440	432,254
6.250%	04/15/32	500	483,954
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.875%	04/03/28	530	532,772
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	953	942,612
6.625%	06/15/38	35	32,539
6.700%	02/16/32	2,258	2,274,958
Gtd. Notes, MTN
6.750%	09/21/47	578	494,086
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	596,556
2.250%	07/12/31	820	728,586
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	1,015	1,102,166
SM Energy Co.,
Gtd. Notes, 144A
8.625%	11/01/30	150	157,560
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.875%	05/22/30	4,300	4,425,630

			30,772,486

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	1,150	1,168,982
Smurfit Kappa Treasury ULC (Ireland),
Gtd. Notes
5.438%	04/03/34	500	505,494

			1,674,476

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,949
4.050%	11/21/39	250	220,203
4.550%	03/15/35	1,690	1,638,597
4.700%	05/14/45	735	658,733

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	$18,670
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,861
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	50	44,337
4.780%	03/25/38	3,750	3,515,392
5.300%	12/05/43	245	228,749
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.875%	02/27/53	340	307,618
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	685	569,051
5.400%	11/29/43	845	745,356
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	690	583,869
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	368,954

			8,924,339

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	450	450,304
5.750%	07/01/34	300	296,208
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,515,967
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,690	2,720,061
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	55,911
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	10	10,135
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,121,046
5.550%	05/15/34	1,495	1,519,339
6.100%	02/15/42	25	25,090
6.125%	12/15/45	180	178,811
6.250%	04/15/49	1,900	1,896,076
6.400%	12/01/30	105	111,140
6.550%	12/01/33	1,265	1,368,605
Green Palm Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A, MTN
6.462%	06/30/46	1,460	1,479,637
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	715	756,020

SEE NOTES TO FINANCIAL STATEMENTS.

A76

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	$1,590,755
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	547,642
4.000%	03/15/28	1,385	1,371,644
4.700%	04/15/48	135	112,178
5.200%	03/01/47	40	36,013
5.300%	04/01/36	5,510	5,430,874
5.500%	02/15/49	272	250,665
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	3,725	3,711,819
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	157,325
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,904,424
6.050%	09/01/33	2,160	2,260,923
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,958
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	755	715,607
4.350%	04/15/31	615	600,422
4.900%	09/15/30	1,925	1,927,902
6.125%	03/15/33	1,895	1,997,728
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	109,774
4.125%	08/15/31	90	84,483
6.250%	01/15/30	650	666,156
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30	369	377,453
6.500%	06/15/34	231	240,542
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	108,814
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	882,836
5.100%	09/15/45	500	455,243
5.150%	03/15/34	510	509,588
5.600%	03/15/35	1,615	1,648,339
8.750%	03/15/32	1,130	1,336,458

			45,554,915

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr.Unsec’d.Notes, 144A
2.500%	10/15/31	1,522	1,346,453

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32		1,815	$1,528,283
2.950%	03/15/34	(a)	480	407,390
5.250%	05/15/36		2,445	2,390,579
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
4.950%	06/15/30		2,160	2,164,074
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26		30	29,821
3.600%	01/15/28		5,420	5,342,630
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		5	4,978
4.050%	07/01/30		5	4,857
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33		1,345	1,148,716
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27		10	9,881
4.750%	05/15/47		5	4,243
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30		5	4,715
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28		5	4,712
2.875%	01/15/31		5	4,592
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30		3,480	3,229,581
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		950	651,394
5.000%	10/15/27		400	387,944
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27		5	4,920
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28		10	9,437
2.250%	11/09/31	(a)	1,288	1,141,077
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.750%	03/15/34		365	361,105
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	08/15/29		675	677,208
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		3,000	2,698,153

				22,210,290

SEE NOTES TO FINANCIAL STATEMENTS.

A77

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	525	$514,615
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	671,522
3.750%	06/01/27	15	14,911
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	259,134
3.875%	10/01/31	250	227,796
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	49,364
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	30,123
QXO Building Products, Inc.,
Gtd. Notes, 144A
6.500%	07/15/31	175	178,328
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,364

			1,950,157

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.900%	07/15/32	1,795	1,800,020
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	271,425
3.187%	11/15/36	4,445	3,717,249
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.650%	02/15/32	25	22,160
3.150%	05/01/27	5	4,941
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	22,878
3.250%	05/20/27	12	11,896
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	13,554

			5,864,123

Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.800%	03/10/31	1,950	1,928,978
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	10,000
5.450%	03/02/28	2,560	2,584,891
Oracle Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/46	350	236,364
6.550%	02/04/46	460	433,913

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
6.700%	02/04/56		1,050	$988,405
6.850%	02/04/66		570	530,953
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29		5	4,742
3.800%	12/15/26		15	14,960
Salesforce, Inc.,
Sr. Unsec’d. Notes
6.550%	03/15/56		500	500,510
6.700%	03/15/66		420	422,424
ServiceNow, Inc.,
Sr. Unsec’d. Notes
5.400%	05/15/36		615	614,238

				8,270,378

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		9,205	8,010,157
3.500%	09/15/53		850	551,414
3.650%	09/15/59		160	102,205
4.500%	05/15/35		545	513,630
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31		920	933,614
HUT 8 DC LLC,
Sr. Sec’d. Notes, 144A
6.192%	11/15/42		370	375,437
Meridian Arc Holdco LLC,
Sr. Sec’d. Notes, 144A
6.250%	04/30/31		1,185	1,187,142
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.200%	08/15/32	(a)	6,890	6,948,910
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	(a)	4,030	3,750,125
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		380	398,047
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31		905	892,220
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		1,385	1,256,358
3.875%	04/15/30		8,000	7,752,575
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32		1,130	987,574
2.550%	03/21/31		1,074	975,042
2.650%	11/20/40		1,114	787,089
5.401%	07/02/37		533	531,588

				35,953,127

SEE NOTES TO FINANCIAL STATEMENTS.

A78

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	$8,293
6.700%	08/01/28	670	698,139
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	9,899
2.875%	11/15/29	5	4,733
3.500%	05/01/50	15	10,653
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	771,902
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	5	3,264
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	150	155,027

			1,661,910

TOTAL CORPORATE BONDS (cost $545,767,548)			534,200,960

MUNICIPAL BONDS — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	236,359

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,381,878
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	19,777
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,442,587
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	539,939
7.625%	03/01/40	220	259,615
7.550%	04/01/39	245	289,340
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,559

			3,937,695

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	683,236

Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	10,112

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

MUNICIPAL BONDS (continued)
Florida (cont’d.)
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	$32,910

			43,022

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	13	13,885

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,115,450

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,252,919

New York — 0.0%
Empire State Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	25,398

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	549,689

Texas — 0.0%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	10,939
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	20,589
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	21,661

			53,189

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	364,387

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	14,040

TOTAL MUNICIPAL BONDS (cost $7,912,554)			8,289,269

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	9	7,852
Series 2025-11, Class A1, 144A
4.975%(cc)	10/25/70	1,487	1,473,134

SEE NOTES TO FINANCIAL STATEMENTS.

A79

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.750%(cc)	02/25/35	62	$60,131
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	3,001	2,966,104
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	427	376,004
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.310%(cc)	02/25/37	19	19,077
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,637	1,603,329
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.628%(c)	12/25/41	—(r)	138
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.128%(c)	10/25/43	96	95,859
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.628%(c)	05/25/45	1,123	1,124,361
Series 2025-R05, Class 2A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.628%(c)	07/25/45	2,110	2,112,652
Series 2026-R01, Class 2A1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
4.478%(c)	01/25/46	1,835	1,834,189
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	454	433,866
Cross Mortgage Trust,
Series 2026-NQM01, Class A1, 144A
4.699%(cc)	02/25/61	1,425	1,404,106
Series 2026-NQM06, Class A1, 144A
5.268%(cc)	05/25/71	2,132	2,123,185
EFMT,
Series 2026-NQM05, Class A1, 144A
5.558%(cc)	06/25/71	2,577	2,576,031
Fannie Mae Interest Strips,
Series 430, Class C56, IO
3.000%	08/25/52	714	123,943
Fannie Mae REMIC,
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
2.308%(c)	04/25/50	855	93,431
Series 2020-101, Class AI, IO
3.500%	01/25/51	3,578	669,136
Series 2025-06, Class FC, 30 Day Average SOFR + 1.600% (Cap 6.000%, Floor 1.600%)
5.228%(c)	02/25/55	944	953,606
Series 2026-08, Class BS, IO, 30 Day Average SOFR x (1) + 4.300% (Cap 4.300%, Floor 0.000%)
0.672%(c)	02/25/56	20,043	344,684

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2026-18, Class SB, IO, 30 Day Average SOFR x (1) + 4.150% (Cap 4.150%, Floor 0.000%)
0.522%(c)	04/25/56	7,605		$104,036
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.278%(c)	01/25/34	44		44,466
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
4.478%(c)	11/25/41	—	(r)	128
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
6.578%(c)	06/25/42	6		5,911
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	251		242,111
Series 4978, Class MI, IO
4.000%	05/25/40	655		94,295
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,100		66,739
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	316		4,738
Series 5281, Class AY
2.500%	08/25/52	811		660,514
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	3,782		833,216
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.106%(c)	09/20/48	1,216		18,732
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.086%(c)	10/20/48	1,540		22,791
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	3,621		44,932
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	2,488		31,654
Series 2020-126, Class BI, IO
3.000%	08/20/50	1,965		332,755
Series 2021-114, Class TI, IO
3.000%	06/20/51	2,530		333,637
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	492		116
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	847		11,702
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	3,602		48,902

SEE NOTES TO FINANCIAL STATEMENTS.

A80

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.241%(c)	04/20/52		1,181	$27,029
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.241%(c)	04/20/52		964	21,678
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.041%(c)	05/20/52		753	9,700
Series 2022-093, Class IO, IO
3.000%	08/20/51		8,130	821,462
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)
2.381%(c)	07/20/52		882	65,716
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.151%(c)	07/20/52		4,337	56,160
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.341%(c)	07/20/52		9,598	156,272
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.341%(c)	07/20/52		1,591	25,533
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,673	19,907
HOMES Trust,
Series 2026-NQM01, Class A1, 144A
4.800%(cc)	09/25/70		1,438	1,419,997
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.032%(cc)	07/25/35		6	6,405
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		5	4,322
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.379%(c)	01/24/63	EUR	1,060	1,213,072
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%(cc)	10/25/66		187	187,130
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,376	1,260,990
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A
4.809%(cc)	12/25/70		1,121	1,105,406
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.513%(c)	01/25/48		114	112,238
Series 2026-NQM07, Class A1, 144A
5.418%(cc)	06/25/66		2,376	2,369,558
OBX Trust,
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65		1,126	1,127,371

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2026-NQM08, Class A1, 144A
5.297%(cc)	05/25/66	2,000	$1,992,048
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	1,393	1,319,412
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%(cc)	12/25/54	2,844	2,769,494
Santander Mortgage Asset Receivable Trust,
Series 2026-NQM02, Class A1, 144A
4.704%(cc)	01/25/66	2,673	2,632,210
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.923%(cc)	02/25/34	23	22,523
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60	454	412,542
Verus Securitization Trust,
Series 2026-05, Class A1, 144A
5.362%(cc)	05/25/71	3,100	3,096,278

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $46,161,322)			45,550,646

SOVEREIGN BONDS — 0.5%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A, MTN
8.000%	11/26/29	1,660	1,690,461
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	710	641,840
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
9.250%	04/17/30	1,630	1,755,714
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30	1,640	1,664,198
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30	3,317	3,354,250
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41	1,320	1,279,568
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37	2,625	2,760,345
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50	475	380,920
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	453	416,987
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	20	19,687

SEE NOTES TO FINANCIAL STATEMENTS.

A81

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

SOVEREIGN BONDS(continued)
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	$19,800
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	2,565	2,620,609
Sr. Unsec’d. Notes, Series 10Y
5.375%	04/14/36	2,805	2,842,755
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	5,840	5,868,324
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	2,745	2,762,376
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
5.500%	05/06/36	1,480	1,451,555

TOTAL SOVEREIGN BONDS (cost $29,287,761)			29,529,389

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.5%
Federal Home Loan Bank
5.500%	07/15/36	960	1,033,378
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	3,396	2,601,105
2.000%	01/01/32	190	180,170
2.000%	03/01/36	1,441	1,313,106
2.000%	06/01/40	808	698,062
2.000%	10/01/40	1,217	1,061,995
2.000%	05/01/50	362	293,065
2.000%	09/01/50	2,604	2,101,676
2.000%	12/01/50	496	400,674
2.000%	03/01/51	1,371	1,105,131
2.000%	04/01/51	85	68,734
2.000%	05/01/51	4,353	3,505,534
2.000%	06/01/51	977	784,991
2.000%	10/01/51	370	297,280
2.000%	11/01/51	3,138	2,517,756
2.000%	03/01/52	3,572	2,870,265
2.500%	03/01/30	61	59,036
2.500%	10/01/32	201	191,048
2.500%	10/01/35	1,679	1,573,299
2.500%	11/01/50	3,120	2,657,576
2.500%	04/01/51	4,604	3,878,587
2.500%	05/01/51	3,670	3,072,195
2.500%	06/01/51	2,782	2,344,314
2.500%	07/01/51	1,316	1,108,684
2.500%	08/01/51	375	315,708
2.500%	10/01/51	2,717	2,317,413
3.000%	10/01/28	28	27,544
3.000%	06/01/29	98	95,898
3.000%	03/01/32	179	172,578
3.000%	01/01/37	125	117,757
3.000%	01/01/43	303	275,152
3.000%	07/01/43	612	553,735
3.000%	09/01/46	1,771	1,587,706
3.000%	12/01/46	5,183	4,624,557
3.000%	01/01/47	1,583	1,411,654

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	02/01/50	1,366	$1,205,643
3.000%	02/01/52	383	339,112
3.000%	02/01/52	1,015	901,136
3.000%	04/01/52	8,469	7,400,911
3.000%	05/01/52	1,089	951,782
3.000%	06/01/52	815	712,398
3.000%	08/01/52	1,404	1,226,480
3.500%	06/01/37	86	82,252
3.500%	03/01/42	144	134,560
3.500%	06/01/42	98	91,348
3.500%	01/01/47	260	241,192
3.500%	02/01/47	358	331,667
3.500%	03/01/48	3,665	3,388,972
3.500%	04/01/52	8,732	7,932,054
4.000%	09/01/26	—(r)	35
4.000%	10/01/39	218	211,780
4.000%	12/01/40	108	104,742
4.000%	10/01/41	75	72,918
4.000%	01/01/42	39	37,873
4.000%	10/01/45	119	113,263
4.000%	04/01/52	909	856,203
4.000%	05/01/52	1,755	1,646,496
4.000%	10/01/52	2,500	2,342,890
4.000%	02/01/53	1,406	1,327,626
4.000%	04/01/53	5,847	5,469,447
4.500%	09/01/39	68	67,454
4.500%	10/01/39	385	381,034
4.500%	12/01/39	133	131,818
4.500%	10/01/46	73	71,438
4.500%	12/01/47	303	296,067
4.500%	06/01/52	5,408	5,225,780
4.500%	07/01/52	5,690	5,499,032
4.500%	07/01/53	922	890,825
5.000%	05/01/34	6	5,627
5.000%	05/01/34	59	59,265
5.000%	08/01/35	6	5,921
5.000%	09/01/35	14	14,051
5.000%	10/01/36	11	11,149
5.000%	05/01/37	6	6,415
5.000%	07/01/37	122	122,837
5.000%	09/01/38	16	16,382
5.000%	09/01/38	17	17,094
5.000%	09/01/38	19	19,510
5.000%	02/01/39	6	6,553
5.000%	06/01/39	20	19,893
5.000%	10/01/52	364	360,259
5.000%	11/01/52	1,145	1,136,433
5.000%	01/01/53	7,071	7,001,001
5.000%	11/01/53	499	492,813
5.500%	04/01/34	195	196,311
5.500%	06/01/34	20	19,960
5.500%	06/01/34	37	36,724
5.500%	05/01/37	15	15,864
5.500%	02/01/38	117	120,331
5.500%	05/01/38	22	22,491
5.500%	07/01/38	120	122,653
5.500%	02/01/53	10,338	10,447,554
5.500%	04/01/53	8,002	8,066,833

SEE NOTES TO FINANCIAL STATEMENTS.

A82

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.000%	03/01/32	58	$59,403
6.000%	12/01/33	16	16,058
6.000%	07/01/36	2	1,591
6.000%	12/01/36	2	2,594
6.000%	05/01/37	4	3,839
6.000%	12/01/37	8	8,040
6.000%	01/01/38	1	579
6.000%	01/01/38	3	3,137
6.000%	01/01/38	57	60,313
6.000%	10/01/38	28	28,285
6.000%	08/01/39	11	11,556
6.000%	12/01/52	320	327,640
6.000%	12/01/53	1,397	1,429,555
6.500%	07/01/54	442	457,276
6.500%	07/01/54	480	497,039
6.500%	07/01/54	574	594,121
6.750%	03/15/31	455	503,074
7.000%	01/01/31	2	2,540
7.000%	09/01/31	1	576
7.000%	10/01/31	9	9,656
Federal National Mortgage Assoc.
1.500%	02/01/42	380	319,274
1.500%	10/01/50	320	245,958
1.500%	11/01/50	3,448	2,647,094
1.500%	12/01/50	3,875	2,978,463
1.500%	01/01/51	1,681	1,289,172
1.500%	03/01/51	816	626,422
2.000%	03/01/31	685	653,649
2.000%	08/01/31	284	269,568
2.000%	01/01/32	1,463	1,381,734
2.000%	02/01/41	1,656	1,441,506
2.000%	05/01/41	3,750	3,256,644
2.000%	08/01/50	918	739,398
2.000%	10/01/50	8,626	6,960,248
2.000%	12/01/50	33	26,861
2.000%	01/01/51	3,703	2,984,220
2.000%	02/01/51	12,078	9,746,526
2.000%	03/01/51	3,076	2,477,239
2.000%	04/01/51	3,234	2,609,513
2.000%	05/01/51	18,854	15,220,102
2.500%	07/01/32	626	596,953
2.500%	08/01/32	708	676,521
2.500%	09/01/32	660	630,029
2.500%	07/01/35	2,181	2,065,769
2.500%	10/01/37	707	661,723
2.500%	10/01/43	368	323,959
2.500%	12/01/46	703	605,316
2.500%	11/01/49	1,206	1,020,190
2.500%	03/01/50	547	464,971
2.500%	03/01/50	1,537	1,300,286
2.500%	12/01/50	210	179,200
2.500%	12/01/50	2,980	2,516,758
2.500%	02/01/51	1,949	1,634,653
2.500%	04/01/51	2,804	2,364,781
2.500%	08/01/51	735	619,729
2.500%	09/01/51	2,328	1,959,950
2.500%	10/01/51	808	679,486
2.500%	12/01/51	6,727	5,715,750

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	02/01/52	365	$310,609
2.500%	05/01/52	716	611,606
3.000%	02/01/27	30	30,242
3.000%	08/01/30	173	168,142
3.000%	05/01/35	1,806	1,719,425
3.000%	07/01/36	1,096	1,044,159
3.000%	11/01/36	526	494,340
3.000%	12/01/42	338	306,209
3.000%	12/01/42	470	425,755
3.000%	03/01/43	81	72,892
3.000%	11/01/46	85	76,473
3.000%	01/01/47	688	614,520
3.000%	02/01/47	493	438,676
3.000%	03/01/47	384	343,671
3.000%	11/01/49	377	332,531
3.000%	12/01/49	241	214,245
3.000%	12/01/49	328	289,722
3.000%	01/01/50	376	328,643
3.000%	02/01/50	328	291,088
3.000%	02/01/50	4,086	3,601,108
3.000%	03/01/50	286	252,092
3.000%	06/01/51	2,480	2,163,702
3.000%	12/01/51	13,111	11,558,745
3.000%	03/01/52	785	685,861
3.000%	04/01/52	3,479	3,040,317
3.500%	07/01/31	107	105,254
3.500%	11/01/32	92	89,217
3.500%	02/01/33	194	188,950
3.500%	05/01/33	266	258,971
3.500%	06/01/39	198	183,966
3.500%	01/01/42	1,587	1,484,846
3.500%	05/01/42	741	681,216
3.500%	07/01/42	310	289,267
3.500%	08/01/42	114	106,322
3.500%	08/01/42	264	246,247
3.500%	09/01/42	338	315,168
3.500%	09/01/42	569	531,122
3.500%	11/01/42	160	149,743
3.500%	03/01/43	1,050	979,937
3.500%	04/01/43	175	163,465
3.500%	04/01/43	376	350,110
3.500%	07/01/43	82	76,560
3.500%	06/01/45	1,499	1,393,189
3.500%	07/01/46	177	163,695
3.500%	11/01/46	360	333,505
3.500%	09/01/47	353	325,762
3.500%	01/01/48	3,669	3,371,804
3.500%	05/01/48	334	306,688
3.500%	06/01/48	1,713	1,581,238
3.500%	07/01/49	2,769	2,546,049
3.500%	02/01/52	3,938	3,600,485
3.500%	03/01/52	697	639,600
3.500%	04/01/52	8,025	7,287,089
3.500%	05/01/52	2,147	1,949,551
4.000%	12/01/36	254	246,989
4.000%	10/01/41	897	870,894
4.000%	07/01/44	337	322,841
4.000%	09/01/44	548	525,665

SEE NOTES TO FINANCIAL STATEMENTS.

A83

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	10/01/46	242	$229,299
4.000%	06/01/47	244	231,402
4.000%	09/01/47	91	85,314
4.000%	11/01/47	294	279,230
4.000%	11/01/47	389	370,923
4.000%	12/01/47	1,250	1,188,808
4.000%	03/01/49	2,514	2,384,607
4.000%	01/01/50	1,108	1,050,829
4.000%	05/01/50	1,541	1,456,730
4.000%	05/01/52	723	677,721
4.500%	07/01/33	10	9,859
4.500%	08/01/33	3	2,872
4.500%	09/01/33	11	10,910
4.500%	10/01/33	28	27,688
4.500%	03/01/34	8	7,978
4.500%	01/01/35	1	583
4.500%	07/01/39	241	238,274
4.500%	08/01/39	164	162,275
4.500%	09/01/39	102	100,543
4.500%	12/01/39	2	1,631
4.500%	03/01/41	390	385,426
4.500%	10/01/48	178	173,282
4.500%	11/01/48	188	183,250
4.500%	12/01/48	157	152,519
4.500%	02/01/49	58	56,214
4.500%	06/01/50	485	469,738
4.500%	07/01/52	3,714	3,582,845
4.500%	08/01/52	7,206	6,955,944
4.500%	09/01/52	3,305	3,189,738
4.500%	10/01/52	550	531,749
4.500%	07/01/53	4,851	4,670,822
5.000%	TBA	5,000	4,912,509
5.000%	03/01/34	57	56,505
5.000%	04/01/35	138	138,014
5.000%	06/01/35	34	33,892
5.000%	07/01/35	31	31,073
5.000%	07/01/35	38	37,831
5.000%	09/01/35	36	35,931
5.000%	11/01/35	31	31,069
5.000%	02/01/36	20	20,571
5.000%	06/01/49	369	368,976
5.000%	08/01/52	337	333,454
5.000%	09/01/52	354	350,840
5.000%	10/01/52	1,496	1,481,745
5.000%	02/01/53	12,645	12,515,632
5.000%	04/01/53	2,449	2,422,056
5.500%	02/01/33	29	29,137
5.500%	08/01/33	56	56,597
5.500%	10/01/33	19	18,965
5.500%	12/01/33	14	13,742
5.500%	12/01/34	41	41,635
5.500%	10/01/35	62	62,886
5.500%	04/01/36	35	36,084
5.500%	01/01/37	22	22,429
5.500%	04/01/37	10	9,967
5.500%	05/01/37	60	61,606
5.500%	08/01/37	69	69,845
5.500%	03/01/53	8,053	8,138,150

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	04/01/53		730	$738,069
5.500%	09/01/53		422	426,489
5.500%	10/01/53		5,952	6,021,944
5.500%	11/01/53		556	561,432
5.500%	02/01/54		457	459,881
6.000%	TBA		2,500	2,544,880
6.000%	10/01/33		62	63,911
6.000%	11/01/33		1	544
6.000%	11/01/33		5	4,807
6.000%	01/01/34		118	120,781
6.000%	02/01/34		26	27,017
6.000%	03/01/34		1	573
6.000%	03/01/34		8	7,965
6.000%	01/01/35		13	13,750
6.000%	01/01/35		33	33,392
6.000%	02/01/35		1	707
6.000%	02/01/35		49	50,362
6.000%	02/01/35		73	75,541
6.000%	04/01/35		5	4,823
6.000%	05/01/36		8	8,185
6.000%	06/01/36		5	4,648
6.000%	02/01/37		23	23,859
6.000%	06/01/37		9	9,498
6.000%	05/01/38		58	60,446
6.000%	01/01/53		3,954	4,052,488
6.000%	09/01/53		1,488	1,524,048
6.000%	03/01/56		485	496,437
6.500%	09/01/32		1	543
6.500%	09/01/32		5	5,682
6.500%	09/01/32		8	8,181
6.500%	09/01/32		13	13,189
6.500%	10/01/32		10	10,517
6.500%	04/01/33		15	15,257
6.500%	11/01/33		14	14,033
6.500%	01/01/34		6	6,240
6.500%	09/01/34		20	20,323
6.500%	09/01/36		57	59,981
6.500%	10/01/36		9	9,057
6.500%	01/01/37		29	30,043
6.500%	01/01/37		29	30,400
6.500%	09/01/37		6	6,454
6.625%	11/15/30	(k)	945	1,034,851
7.000%	02/01/32		4	4,318
7.000%	05/01/32		4	4,511
7.000%	06/01/32		3	2,846
7.000%	07/01/32		9	9,929
7.125%	01/15/30		3,600	3,940,814
Government National Mortgage Assoc.
2.000%	10/20/50		5,534	4,549,418
2.000%	01/20/51		1,848	1,516,616
2.000%	03/20/51		1,151	944,381
2.000%	07/20/51		1,259	1,033,233
2.500%	03/20/43		249	220,366
2.500%	12/20/46		232	201,809
2.500%	09/20/50		467	399,613
2.500%	10/20/50		2,134	1,824,704
2.500%	11/20/50		1,629	1,393,181
2.500%	04/20/52		1,166	996,936

SEE NOTES TO FINANCIAL STATEMENTS.

A84

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	03/15/45	230	$205,578
3.000%	11/20/45	292	263,574
3.000%	03/20/46	1,678	1,512,509
3.000%	07/20/46	1,107	994,194
3.000%	02/20/47	569	511,332
3.000%	12/20/49	112	99,304
3.000%	01/20/50	989	879,022
3.500%	12/20/42	564	529,104
3.500%	05/20/43	115	108,180
3.500%	03/20/45	353	326,441
3.500%	04/20/45	473	437,111
3.500%	07/20/46	1,630	1,493,654
3.500%	04/20/47	1,633	1,504,831
3.500%	06/20/49	2,483	2,271,304
3.500%	08/20/49	1,172	1,071,796
3.500%	03/20/50	1,648	1,504,465
3.500%	06/20/50	229	209,642
3.500%	08/20/50	254	231,808
3.500%	01/20/51	3,294	3,011,046
3.500%	04/20/51	765	699,717
3.500%	01/20/52	2,468	2,238,923
3.500%	02/20/52	4,586	4,161,596
4.000%	06/15/40	43	40,473
4.000%	05/20/41	82	78,536
4.000%	12/20/42	214	205,667
4.000%	08/20/44	77	73,705
4.000%	11/20/45	370	355,124
4.000%	12/20/45	409	391,999
4.000%	11/20/46	86	82,136
4.000%	09/20/47	1,115	1,058,023
4.000%	04/20/48	767	727,094
4.000%	02/20/49	628	594,799
4.000%	04/20/49	4,661	4,411,720
4.000%	01/20/50	1,218	1,152,540
4.000%	02/20/50	827	784,089
4.000%	07/20/50	1,356	1,284,837
4.000%	06/20/52	1,540	1,445,862
4.000%	08/20/52	1,609	1,509,432
4.500%	04/15/40	151	149,364
4.500%	01/20/41	381	377,481
4.500%	02/20/41	233	230,546
4.500%	06/20/44	252	247,847
4.500%	09/20/46	123	121,305
4.500%	11/20/46	236	232,226
4.500%	03/20/47	191	187,216
4.500%	05/20/48	190	185,726
4.500%	06/20/48	247	242,234
4.500%	08/20/48	814	795,467
4.500%	10/20/52	3,507	3,405,399
4.500%	08/20/53	5,680	5,482,526
4.500%	10/20/54	5,306	5,114,232
5.000%	10/20/37	51	51,396
5.000%	04/20/45	231	232,702
5.000%	11/20/52	3,138	3,112,277
5.000%	03/20/53	1,688	1,673,108
5.000%	08/20/53	489	484,123
5.000%	07/20/54	4,961	4,899,453
5.000%	12/20/54	7,531	7,441,162

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	11/15/32		9		$9,248
5.500%	02/15/33		13		13,621
5.500%	08/15/33		33		33,277
5.500%	08/15/33		46		46,392
5.500%	09/15/33		13		12,697
5.500%	10/15/33		24		23,755
5.500%	04/15/34		82		82,058
5.500%	07/15/35		18		18,318
5.500%	02/15/36		58		59,903
5.500%	12/20/52		2,124		2,153,346
5.500%	05/20/53		1,600		1,619,174
6.000%	02/15/33		1		1,009
6.000%	04/15/33		9		8,767
6.000%	09/15/33		6		5,650
6.000%	12/15/33		12		12,447
6.000%	12/15/33		36		37,010
6.000%	01/15/34		7		6,712
6.000%	01/15/34		10		9,890
6.000%	06/20/34		20		21,119
6.000%	07/15/34		48		49,060
6.000%	10/15/34		59		60,055
6.000%	06/20/54		2,323		2,384,025
6.000%	07/20/54		2,212		2,270,218
6.000%	08/20/54		507		520,339
6.500%	12/15/30		—	(r)	171
6.500%	01/15/32		6		5,901
6.500%	02/15/32		4		4,097
6.500%	07/15/32		9		9,110
6.500%	08/15/32		2		2,385
6.500%	08/15/32		5		4,667
6.500%	08/15/32		11		11,754
6.500%	08/15/32		55		56,400
6.500%	06/15/35		6		6,383
6.500%	07/15/35		5		4,651
7.000%	06/20/54		2,120		2,196,463
7.000%	07/20/54		1,203		1,247,966
7.000%	08/20/54		579		601,320
7.000%	11/20/54		450		466,424
7.000%	01/20/55		434		449,088
7.000%	02/20/55		792		820,330
7.000%	03/20/55		702		727,214
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55		1,395		1,373,412
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34		110		74,400

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $475,348,473)					456,725,410

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds
1.875%	02/15/51		27,910		15,516,216
2.375%	02/15/42		8,000		5,835,000
2.875%	05/15/52		19,430		13,443,131
4.000%	11/15/52		20,680		17,691,094
4.125%	08/15/44		18,225		16,485,082
4.500%	02/15/44		21,665		20,632,527
4.625%	05/15/44	(h)	36,915		35,663,351
4.625%	11/15/44		13,270		12,791,036

SEE NOTES TO FINANCIAL STATEMENTS.

A85

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.625%	11/15/55		1,000	$951,563
4.750%	08/15/55		29,345	28,482,991
4.750%	02/15/56		305	296,374
5.000%	05/15/45		7,755	7,824,068
5.000%	05/15/56		120	121,313
U.S. Treasury Notes
3.750%	02/28/33		4,855	4,702,523
4.000%	01/31/33		42,485	41,764,747
4.000%	02/15/34		9,870	9,643,298
4.000%	11/15/35		3,300	3,192,234
4.125%	06/30/31		1,960	1,953,109
4.250%	03/31/33		20,005	19,945,610
U.S. Treasury Strips Coupon
2.365%(s)	08/15/44		3,095	1,223,615
3.364%(s)	11/15/41	(k)	13,850	6,444,211
4.728%(s)	11/15/43		426	176,121
4.928%(s)	11/15/45		235	86,757
5.053%(s)	08/15/43		1,480	620,412
5.331%(s)	02/15/40		405	209,689

TOTAL U.S. TREASURY OBLIGATIONS (cost $271,493,373)				265,696,072

TOTAL LONG-TERM INVESTMENTS—94.6% (cost $3,627,594,523)				5,107,124,434

			Shares
SHORT-TERM INVESTMENTS — 6.6%
AFFILIATED MUTUAL FUNDS — 6.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wa)			263,574,365	263,574,365
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $89,191,763; includes $88,864,781 of cash collateral for securities on loan)(b)(wa)			89,331,033	89,268,501

TOTAL AFFILIATED MUTUAL FUNDS (cost $352,766,128)				352,842,866

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
3.700%	10/06/26		70	69,302

(cost $69,310)

OPTIONS PURCHASED*~ — 0.0%
(cost $33,147)				76,332

TOTAL SHORT-TERM INVESTMENTS (cost $352,868,585)				352,988,500

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.2% (cost $3,980,463,108)				5,460,112,934

Value
OPTIONS WRITTEN*~ — (0.0)%
(premiums received $33,433)	$(88,409)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.2% (cost $3,980,429,675)	5,460,024,525

Liabilities in excess of other assets(z) — (1.2)%	(63,268,682)

NET ASSETS — 100.0%	$5,396,755,843

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $86,537,126; cash collateral of $88,864,781 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A86

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%	638	$76
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.324%	2.80%(A)	EUR 2,475	1,206
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.324%	10.29%(A)	EUR 2,475	—
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)	3,655	15,341
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)	3,655	15
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/ 3.680%	8.00%(A)	2,130	—
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	3,605	55,152
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	3,605	8
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)	638	3,222
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	2,440	1,312

Total Options Purchased (cost $33,147)								$76,332

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)	638	$(24)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.324%	EUR 4,950	(337)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%	7,310	(15,340)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	3,605	(37,604)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	3,605	(26,792)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	638	(7,031)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	4,880	(1,281)

Total Options Written (premiums received $33,433)								$(88,409)

Futures contracts outstanding at June 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
379	2 Year U.S. Treasury Notes	Sep. 2026	$78,124,336	$ (84,185)
549	5 Year U.S. Treasury Notes	Sep. 2026	58,768,737	3,523

SEE NOTES TO FINANCIAL STATEMENTS.

A87

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Futures contracts outstanding at June 30, 2026 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
196	10 Year U.S. Treasury Notes	Sep. 2026	$21,538,563	$ 18,964
63	10 Year U.S. Ultra Treasury Notes	Sep. 2026	7,085,531	(9,109)
4	Mini MSCI EAFE Index	Sep. 2026	629,060	(6,558)
1	S&P 500 E-Mini Index	Sep. 2026	377,413	(3,958)

				(81,323)

Short Positions:
4	5 Year Euro-Bobl	Sep. 2026	527,333	(2,769)
25	20 Year U.S. Treasury Bonds	Sep. 2026	2,837,500	(35,849)
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	696,938	178
				(38,440)

				$ (119,763)

Bond forward contracts outstanding at June 30, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
1.875%, 11/15/51	JPM	07/27/26	17,675	$56.21	$9,934,249	$9,720,949	$—	$(213,300)
2.000%, 02/15/50	JPM	07/16/26	20,385	$59.64	12,158,294	11,886,820	—	(271,474)
2.000%, 02/15/50	GSI	07/27/26	17,470	$59.19	10,340,612	10,187,980	—	(152,632)
4.500%, 02/15/44	JPM	07/13/26	1,405	$96.56	1,356,683	1,338,199	—	(18,484)
4.625%, 05/15/44	CITI	07/14/26	1,410	$98.37	1,386,968	1,362,248	—	(24,720)
4.750%, 11/15/43	BNP	07/29/26	6,350	$99.35	6,308,913	6,243,517	—	(65,396)

					$41,485,719	$40,739,713	$—	$(746,006)

Forward foreign currency exchange contracts outstanding at June 30, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/26	RBC	GBP	6,939	$9,178,896	$9,204,461	$25,565	$—
Euro,
Expiring 07/02/26	BNY	EUR	55,106	63,190,338	62,969,471	—	(220,867)
Expiring 07/02/26	GSI	EUR	3,161	3,650,974	3,611,990	—	(38,984)

				$76,020,208	$75,785,922	25,565	(259,851)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/26	RBC	GBP	6,939	$9,299,103	$ 9,204,460	$ 94,643	$ —
Expiring 08/04/26	RBC	GBP	6,939	9,178,514	9,204,282	—	(25,768)
Euro,
Expiring 07/02/26	SSB	EUR	58,267	67,638,662	66,581,461	1,057,201	—

SEE NOTES TO FINANCIAL STATEMENTS.

A88

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/04/26	BNY	EUR	55,106	$63,274,761	$63,056,493	$218,268	$—

				$149,391,040	$148,046,696	1,370,112	(25,768)

						$1,395,677	$(285,619)

Credit default swap agreements outstanding at June 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	1,480	$(7,664)	$(3,949)	$(3,715)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	2,110	0.448%	$43,289	$46,118	$(2,829)	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)	945	0.280%	3,454	3,177	277	CITI
Barclays Bank PLC	12/20/26	1.000%(Q)	767	0.281%	2,801	2,454	347	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)	4,955	0.225%	19,414	16,003	3,411	GSI
Comision Federal de Electricidad	06/20/27	1.000%(Q)	500	1.080%	(258)	718	(976)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)	420	1.399%	(4,521)	(1,744)	(2,777)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)	115	1.399%	(1,238)	(635)	(603)	BARC
Hellenic Republic	12/20/26	1.000%(Q)	1,699	0.058%	8,006	7,231	775	BARC
Hellenic Republic	06/20/27	1.000%(Q)	435	0.080%	3,960	2,945	1,015	BARC
Hellenic Republic	12/20/27	1.000%(Q)	325	0.108%	4,263	3,025	1,238	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)	1,423	0.145%	6,116	5,598	518	MSI
Kingdom of Norway	12/20/26	—%(Q)	4,390	0.025%	(525)	(1,024)	499	BARC
National Bank of Canada	12/20/26	1.000%(Q)	544	0.278%	1,996	1,871	125	CITI
Nomura Holdings, Inc.	06/20/27	1.000%(Q)	203	*	1,419	1,385	34	BOA
Republic of Chile	06/20/28	1.000%(Q)	373	0.201%	5,791	4,546	1,245	BARC
Republic of France	12/20/26	0.250%(Q)	2,581	0.065%	2,421	1,829	592	BARC
Republic of France	06/20/27	0.250%(Q)	810	0.096%	1,252	956	296	BARC
Republic of France	12/20/30	0.250%(Q)	1,480	0.263%	(702)	(8,132)	7,430	BARC
Republic of Italy	09/20/26	1.000%(Q)	539	0.048%	1,292	1,147	145	BARC
Republic of Panama	06/20/27	1.000%(Q)	509	0.370%	3,207	2,775	432	BARC
Republic of Peru	06/20/28	1.000%(Q)	377	0.300%	5,131	3,799	1,332	BARC
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)	1,254	0.107%	5,620	5,168	452	MSI
Slovak Republic	12/20/27	1.000%(Q)	585	0.183%	7,038	6,921	117	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)	788	0.172%	3,287	3,027	260	MSI
State of Israel	06/20/27	1.000%(Q)	882	0.167%	7,284	7,041	243	CITI
State of Israel	06/20/27	1.000%(Q)	100	0.167%	826	749	77	CITI
State of Qatar	12/20/26	1.000%(Q)	835	0.097%	3,780	3,405	375	BARC
Verizon Communications, Inc.	06/20/27	1.000%(Q)	1,493	0.292%	10,533	10,292	241	GSI

SEE NOTES TO FINANCIAL STATEMENTS.

A89

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Credit default swap agreements outstanding at June 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Wells Fargo & Co.	12/20/26	1.000%(Q)	365	0.203%	$1,468	$1,434	$34	JPM

					$146,404	$132,079	$14,325

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreement outstanding at June 30, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
15,960	06/11/27	3.058%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(84,162)	$(84,162)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest rate swap agreements outstanding at June 30, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,250	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	$416	$(17,081)	$(17,497)
1,695	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(260)	(260)
2,685	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	1,225,614	1,259,998	34,384
2,305	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(10,706)	(10,706)

				$1,226,030	$1,231,951	$ 5,921

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$143,614	$(15,484)	$21,510	$(10,900)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$2,202,242
GS	—	69,302

Total	$—	$2,271,544

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$3,282,118,102	$37,967,853	$—
Preferred Stocks	632,500	498,929	—
Unaffiliated Exchange-Traded Fund	102,633	—	—
Asset-Backed Securities
Automobiles	—	93,393,180	—
Collateralized Loan Obligations	—	124,073,584	—
Consumer Loans	—	30,615,755	—
Credit Cards	—	9,971,006	—
Equipment	—	5,226,655	—
Home Equity Loans	—	18,329,062	—
Other	—	1,021,120	—
Residential Mortgage-Backed Securities	—	—	1
Student Loans	—	2,583,505	—
Commercial Mortgage-Backed Securities	—	160,598,803	—
Corporate Bonds	—	534,200,960	—
Municipal Bonds	—	8,289,269	—

SEE NOTES TO FINANCIAL STATEMENTS.

A91

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Residential Mortgage-Backed Securities	$—	$45,550,646	$—
Sovereign Bonds	—	29,529,389	—
U.S. Government Agency Obligations	—	456,725,410	—
U.S. Treasury Obligations	—	265,696,072	—
Short-Term Investments
Affiliated Mutual Funds	352,842,866	—	—
U.S. Treasury Obligation	—	69,302	—
Options Purchased	—	76,332	—

Total	$3,635,696,101	$1,824,416,832	$1

Liabilities
Options Written	$—	$(88,409)	$—

Total	$—	$(88,409)	$—

Other Financial Instruments*
Assets
Futures Contracts	$22,665	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,395,677	—
OTC Credit Default Swap Agreements	—	153,648	—
Centrally Cleared Interest Rate Swap Agreement	—	34,384	—

Total	$22,665	$1,583,709	$—

Liabilities
Futures Contracts	$(142,428)	$—	$—
OTC Bond Forward Contracts	—	(746,006)	—
OTC Forward Foreign Currency Exchange Contracts	—	(285,619)	—
OTC Credit Default Swap Agreements	—	(14,908)	—
Centrally Cleared Inflation Swap Agreement	—	(84,162)	—
Centrally Cleared Interest Rate Swap Agreements	—	(28,463)	—

Total	$(142,428)	$(1,159,158)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, bond forward contracts, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Semiconductors & Semiconductor Equipment	11.8%
U.S. Government Agency Obligations	8.5
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	6.6
Technology Hardware, Storage & Peripherals	5.1
U.S. Treasury Obligations	4.9
Interactive Media & Services	4.8
Banks	4.7
Software	4.7
Commercial Mortgage-Backed Securities	3.0
Automobiles	2.8
Broadline Retail	2.4
Pharmaceuticals	2.4
Collateralized Loan Obligations	2.3
Financial Services	2.0

Capital Markets	2.0%
Oil, Gas & Consumable Fuels	1.6
Aerospace & Defense	1.6
Insurance	1.3
Machinery	1.2
Health Care Providers & Services	1.1
Biotechnology	1.1
Consumer Staples Distribution & Retail	1.0
Electric	1.0
Electrical Equipment	1.0
Electric Utilities	0.9
Hotels, Restaurants & Leisure	0.9
Electronic Equipment, Instruments & Components	0.9
Pipelines	0.9
Residential Mortgage-Backed Securities	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A92

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Industry Classification (continued):

Specialty Retail	0.8%
Beverages	0.8
Health Care Equipment & Supplies	0.7
Communications Equipment	0.7
Chemicals	0.7
Telecommunications	0.7
Oil & Gas	0.6
Consumer Loans	0.6
Ground Transportation	0.6
Sovereign Bonds	0.5
Entertainment	0.5
Diversified Telecommunication Services	0.5
Specialized REITs	0.5
Life Sciences Tools & Services	0.4
Real Estate Investment Trusts (REITs)	0.4
IT Services	0.4
Auto Manufacturers	0.4
Media	0.3
Household Products	0.3
Metals & Mining	0.3
Home Equity Loans	0.3
Agriculture	0.3
Food Products	0.3
Construction & Engineering	0.3
Professional Services	0.3
Diversified Financial Services	0.3
Consumer Finance	0.3
Tobacco	0.3
Energy Equipment & Services	0.3
Multi-Utilities	0.3
Internet	0.3
Healthcare-Services	0.2
Industrial REITs	0.2
Building Products	0.2
Foods	0.2
Air Freight & Logistics	0.2
Credit Cards	0.2
Real Estate Management & Development	0.2
Trading Companies & Distributors	0.2
Municipal Bonds	0.2
Commercial Services	0.2
Automobile Components	0.1
Hotel & Resort REITs	0.1
Diversified Consumer Services	0.1
Semiconductors	0.1
Commercial Services & Supplies	0.1
Lodging	0.1
Equipment	0.1
Containers & Packaging	0.1
Gas	0.1

Mining	0.1%
Health Care REITs	0.1
Building Materials	0.1
Household Durables	0.1
Airlines	0.1
Leisure Products	0.1
Gas Utilities	0.1
Personal Care Products	0.1
Engineering & Construction	0.1
Student Loans	0.1
Retail REITs	0.0	*
Industrial Conglomerates	0.0	*
Retail	0.0	*
Office/Business Equipment	0.0	*
Packaging & Containers	0.0	*
Transportation	0.0	*
Iron/Steel	0.0	*
Real Estate	0.0	*
Textiles, Apparel & Luxury Goods	0.0	*
Multi-National	0.0	*
Computers	0.0	*
Environmental Control	0.0	*
Construction Materials	0.0	*
Other	0.0	*
Passenger Airlines	0.0	*
Auto Parts & Equipment	0.0	*
Apparel	0.0	*
Healthcare-Products	0.0	*
Home Builders	0.0	*
Holding Companies-Diversified	0.0	*
Housewares	0.0	*
Wireless Telecommunication Services	0.0	*
Diversified REITs	0.0	*
Electrical Components & Equipment	0.0	*
Metal Fabricate/Hardware	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Marine Transportation	0.0	*
Home Furnishings	0.0	*
Unaffiliated Exchange-Traded Fund	0.0	*
Options Purchased	0.0	*
Machinery-Diversified	0.0	*
Office REITs	0.0	*

	101.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.2)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2026 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A93

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$143,614		Premiums received for OTC swap agreements	$15,484
Credit contracts	Unaffiliated investments	1,312		Options written outstanding, at value	1,281
Credit contracts	Unrealized appreciation on OTC swap agreements	21,510		Unrealized depreciation on OTC swap agreements	10,900
Equity contracts	—	—		Due from/to broker-variation margin futures	10,516	*
	Unrealized appreciation on OTC forward foreign currency			Unrealized depreciation on OTC forward foreign currency
Foreign exchange contracts	exchange contracts Due from/to broker-variation	1,395,677		exchange contracts Due from/to broker-variation	285,619
Interest rate contracts	margin futures Due from/to broker-variation	22,665	*	margin futures Due from/to broker-variation	131,912	*
Interest rate contracts	margin swaps	34,384	*	margin swaps	112,625	*
Interest rate contracts	Unaffiliated investments	75,020		Options written outstanding, at value	87,128
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	746,006

		$1,694,182			$1,401,471

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$ (2,721)	$2,806	$—	$—	$92,277
Equity contracts	—	—	86,380	—	—
Foreign exchange contracts	—	—	—	(445,166)	—
Interest rate contracts	4,883	(6,920)	(5,343,690)	—	634,996

Total	$2,162	$(4,114)	$(5,257,310)	$(445,166)	$727,273

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward Currency Exchange Contracts	Swaps
Credit contracts	$ (1,348)	$ 1,598	$ —	$ —	$ —	$ 66,033
Equity contracts	—	—	(14,254)	—	—	—
Foreign exchange contracts	—	—	—	—	3,065,254	—
Interest rate contracts	46,480	(56,468)	1,752,433	(746,006)	—	(446,480)

Total	$ 45,132	$(54,870)	$1,738,179	$(746,006)	$3,065,254	$(380,447)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

For the six months ended June 30, 2026, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$30,184
Options Written (2)	18,353,109
Futures Contracts - Long Positions (2)	254,296,941
Futures Contracts - Short Positions (2)	4,710,384
Bond Forward Contracts - Purchased (3)	27,657,146
Forward Foreign Currency Exchange Contracts - Purchased (3)	51,767,347
Forward Foreign Currency Exchange Contracts - Sold (3)	136,253,032
Credit Default Swap Agreements - Buy Protection (2)	5,220,000
Credit Default Swap Agreements - Sell Protection (2)	53,338,523
Inflation Swap Agreements (2)	5,320,000
Interest Rate Swap Agreements (2)	17,631,667
Total Return Swap Agreements (2)	23,257,648

*	Average volume is based on average quarter end balances for the six months ended June 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$86,537,126	$(86,537,126)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$54,788	$(23,555)	$31,233	$—	$31,233
BNP	55,160	(129,792)	(74,632)	24,173	(50,459)
BNY	218,268	(220,867)	(2,599)	—	(2,599)
BOA	1,419	—	1,419	—	1,419
CITI	18,064	(32,112)	(14,048)	—	(14,048)
GSI	78,866	(194,445)	(115,579)	57,647	(57,932)
JPM	18,136	(519,879)	(501,743)	221,940	(279,803)
MSI	15,023	—	15,023	(15,023)	—
RBC	120,208	(25,768)	94,440	—	94,440
SSB	1,057,201	—	1,057,201	(1,057,201)	—

	$1,637,133	$(1,146,418)	$490,715	$ (768,464)	$(277,749)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2026
ASSETS
Investments at value, including securities on loan of $86,537,126:
Unaffiliated investments (cost $3,627,696,980) .	$5,107,270,068
Affiliated investments (cost $352,766,128)	352,842,866
Foreign currency, at value (cost $490,520)	486,263
Receivable for investments sold	139,024,898
Dividends and interest receivable	15,945,160
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,395,677
Tax reclaim receivable	376,680
Premiums paid for OTC swap agreements	143,614
Unrealized appreciation on OTC swap agreements	21,510
Due from broker-variation margin swaps	14,609
Due from broker-variation margin futures	4,560
Receivable for Portfolio shares sold	1,956
Receivable from affiliate	1,384
Prepaid expenses and other assets	501,158

Total Assets	5,618,030,403

LIABILITIES
Payable for investments purchased	126,164,915
Payable to broker for collateral for securities on loan	88,864,781
Management fee payable	2,659,583
Payable for Portfolio shares purchased	1,494,106
Unrealized depreciation on OTC bond forward contracts	746,006
Accrued expenses and other liabilities	631,513
Unrealized depreciation on OTC forward foreign currency exchange contracts	285,619
Due to broker-variation margin futures	211,724
Options written outstanding, at value (premiums received $33,433)	88,409
Payable to affiliate	65,469
Distribution fee payable	34,861
Premiums received for OTC swap agreements	15,484
Unrealized depreciation on OTC swap agreements	10,900
Affiliated transfer agent fee payable	1,190

Total Liabilities	221,274,560

NET ASSETS	$5,396,755,843

Net assets were comprised of:
Partners’ Equity	$5,396,755,843

Class I:
Net asset value and redemption price per share, $5,227,490,706 / 84,746,561 outstanding shares of beneficial interest	$61.68

Class III:
Net asset value and redemption price per share, $169,265,137 / 2,779,426 outstanding shares of beneficial interest	$60.90

STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2026
NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$39,092,228
Unaffiliated dividend income (net of $102,196 foreign withholding tax, of which $11,371 is reimbursable by an affiliate)	21,149,970
Affiliated dividend income	5,784,053
Income from securities lending, net (including affiliated income of $69,667)	69,744

Total income	66,095,995

EXPENSES
Management fee	15,724,799
Distribution fee—Class III	212,851
Custodian and accounting fees	199,487
Shareholders’ reports	130,483
Trustees’ fees	52,027
Audit fee	43,179
Professional fees	39,492
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Miscellaneous	85,834

Total expenses	16,494,074
Less: Fee waivers and/or expense reimbursement	(17,757)

Net expenses	16,476,317

NET INVESTMENT INCOME (LOSS)	49,619,678

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $102,573)	202,448,768
Futures transactions	(5,257,310)
Forward currency contract transactions	(445,166)
Options written transactions	(4,114)
Swap agreements transactions	727,273
Foreign currency transactions	2,187,727

199,657,178

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated of $126,006)	69,886,215
Futures	1,738,179
Bond forward contracts	(746,006)
Forward currency contracts	3,065,254
Options written	(54,870)
Swap agreements	(380,447)
Foreign currencies	(33,033)

73,475,292

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	273,132,470

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$322,752,148

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$49,619,678	$99,146,862
Net realized gain (loss) on investment and foreign currency transactions	199,657,178	251,435,753
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	73,475,292	276,359,602

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	322,752,148	626,942,217

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	6,897,502	12,556,209
Portfolio shares purchased	(203,724,983)	(372,970,737)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(196,827,481)	(360,414,528)

TOTAL INCREASE (DECREASE)	125,924,667	266,527,689
NET ASSETS:
Beginning of period	5,270,831,176	5,004,303,487

End of period	$5,396,755,843	$5,270,831,176

SEE NOTES TO FINANCIAL STATEMENTS.

A96

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$58.04		$51.29	$44.40	$37.65	$44.14	$37.61

Income (Loss) From Investment Operations:
Net investment income (loss)	0.56		1.06	1.02	0.90	0.62	0.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.08		5.69	5.87	5.85	(7.11)	6.04

Total from investment operations	3.64		6.75	6.89	6.75	(6.49)	6.53

Net Asset Value, end of period	$61.68		$58.04	$51.29	$44.40	$37.65	$44.14

Total Return(b)	6.27%		13.16%	15.52%	17.93%	(14.70)%	17.36%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,227		$5,093	$4,797	$4,428	$3,994	$4,968
Average net assets (in millions)	$5,113		$4,856	$4,688	$4,175	$4,335	$4,766
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62	%(d)	0.62%	0.62%	0.61%	0.62%	0.61%
Expenses before waivers and/or expense reimbursement	0.62	%(d)	0.62%	0.63%	0.62%	0.62%	0.61%
Net investment income (loss)	1.90	%(d)	1.98%	2.10%	2.21%	1.55%	1.18%
Portfolio turnover rate(e)(f)	66%		117%	114%	149%	139%	119%

Class III
	Six Months Ended June 30,		Year Ended December 31,				April 26, 2021(g) through December 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$57.37		$50.83	$44.11	$37.49	$44.06	$40.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.48		0.92	0.89	0.81	0.55	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.05		5.62	5.83	5.81	(7.12)	3.07

Total from investment operations	3.53		6.54	6.72	6.62	(6.57)	3.33

Net Asset Value, end of period	$60.90		$57.37	$50.83	$44.11	$37.49	$44.06

Total Return(b)	6.15%		12.87%	15.23%	17.66%	(14.91)%	8.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$169		$177	$207	$219	$4	$2
Average net assets (in millions)	$172		$187	$217	$188	$3	$1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement.	0.87	%(d)	0.87%	0.87%	0.86%	0.87%	0.86	%(h)
Expenses before waivers and/or expense reimbursement	0.87	%(d)	0.87%	0.88%	0.87%	0.87%	0.86	%(h)
Net investment income (loss)	1.65	%(d)	1.73%	1.85%	1.98%	1.39%	0.86	%(h)
Portfolio turnover rate(e)(f)	66%		117%	114%	149%	139%	119%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 17.8%
Bank of Nova Scotia
3.65%, dated 06/30/26, due 07/01/26 in the amount of $25,002,535 collateralized by FNMA (coupon rate 5.500%, maturity date 12/01/54) and U.S. Treasury Securities (coupon rate 3.000%, maturity date 02/15/49) with the aggregate value, including accrued interest, of $25,502,635		25,000	$25,000,000
Credit Agricole Corporate & Investment Bank
3.64%, dated 06/01/26, due 07/01/26 in the amount of $35,106,167 collateralized by U.S. Treasury Securities (coupon rates 0.375%-4.125%, maturity dates 08/15/26-02/15/53) with the aggregate value, including accrued interest, of $35,700,000		35,000	35,000,000
3.63%, dated 06/18/26, due 07/20/26 in the amount of $14,045,173 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.375%, maturity dates 07/30/26-08/15/41) with the aggregate value, including accrued interest, of $14,280,004		14,000	14,000,000
3.64%, dated 06/22/26, due 07/22/26 in the amount of $45,136,500 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 12/31/26-02/15/55) with the aggregate value, including accrued interest, of $45,900,001		45,000	45,000,000
Natixis
3.64%, dated 06/18/26, due 07/30/26 in the amount of $85,360,967 collateralized by FHLMC (coupon rates 4.500%-5.500%, maturity dates 09/01/55-11/01/55), FNMA (coupon rates 2.000%-5.500%, maturity dates 02/01/29-04/01/56) and U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 07/31/26-11/15/48) with the aggregate value, including accrued interest, of $86,700,061		85,000	85,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
Santander Bank, N.A.
3.65%, dated 06/30/26, due 07/01/26 in the amount of $20,002,028 collateralized by FHLMC (coupon rates 0.000%-4.111%, maturity dates 04/01/30-10/01/52), FNMA (coupon rates 0.000%-6.500%, maturity dates 11/15/30-04/01/54), GNMA (coupon rates 3.500%-5.500%,maturity dates 11/20/41-05/20/56) and U.S. Treasury Securities (coupon rates 1.375%-4.875%, maturity dates 12/31/28-10/31/30) with the aggregate value, including accrued interest, of $20,402,137		20,000	$20,000,000
TD Securities (USA) LLC
3.65%, dated 06/30/26, due 07/01/26 in the amount of $10,001,014 collateralized by FFCSB (coupon rate 3.710%, maturity date 04/06/28) with the aggregate value, including accrued interest, of $10,200,714		10,000	10,000,000
Wells Fargo Securities LLC
3.65%, dated 06/30/26, due 07/01/26 in the amount of $2,586,262 collateralized by FNMA (coupon rate 4.500%, maturity date 09/01/48) with the aggregate value, including accrued interest, of $2,637,988		2,586	2,586,000

TOTAL REPURCHASE AGREEMENTS (cost $236,586,000)			236,586,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.0%
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
3.645%(c)	12/15/26	12,000	11,999,729
Federal Farm Credit Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
3.655%(c)	01/06/27	12,000	12,000,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
3.660%(c)	07/14/26	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
3.670%(c)	04/23/27	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)
3.675%(c)	07/30/26	5,500	5,500,000
3.675%(c)	08/25/26	4,800	4,800,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
3.680%(c)	08/13/26	8,000	8,000,000
3.680%(c)	09/04/26	3,000	3,000,000
3.680%(c)	10/05/26	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)
3.685%(c)	09/10/26	6,500	6,500,000
3.685%(c)	09/18/26	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
3.690%(c)	08/12/26	2,500	2,500,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
3.700%(c)	12/22/26	9,000	9,000,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
3.710%(c)	01/12/27	8,000	8,000,000
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
3.720%(c)	01/12/27	17,000	17,000,229

SEE NOTES TO FINANCIAL STATEMENTS.

A98

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank, SOFR + 0.130% (Cap N/A, Floor 0.000%)
3.750%(c)	04/23/27	1,100	$1,100,609
Federal Farm Credit Bank, SOFR + 0.135% (Cap N/A, Floor 0.000%)
3.755%(c)	10/15/26	10,000	10,001,780
Federal Farm Credit Bank, SOFR + 0.195% (Cap N/A, Floor 0.000%)
3.815%(c)	05/03/27	1,500	1,501,718
Federal Home Loan Bank
3.617%(n)	07/17/26	24,000	23,961,893
3.645%(n)	07/10/26	11,000	10,990,114
3.647%(n)	07/14/26	13,300	13,282,566
3.654%(n)	08/07/26	11,000	10,958,904
3.659%(n)	08/12/26	22,000	21,906,999
3.666%(n)	10/09/26	11,000	10,890,000
3.667%(n)	10/21/26	18,000	17,798,400
3.672%(n)	07/24/26	11,000	10,974,489
3.672%(n)	07/31/26	21,000	20,936,475
3.672%(n)	09/04/26	3,500	3,476,997
3.672%(n)	10/28/26	21,000	20,749,753
3.673%(n)	11/06/26	39,000	38,500,640
3.676%(n)	10/07/26	11,000	10,891,901
3.677%(n)	09/11/26	5,000	4,963,550
3.682%(n)	08/14/26	12,000	11,946,364
3.685%(n)	08/21/26	5,000	4,974,040
3.687%(n)	09/23/26	14,500	14,376,508
3.687%(n)	10/14/26	14,500	14,346,904
3.692%(n)	08/27/26	8,000	7,953,513
3.710%(n)	01/29/27	12,000	11,745,600
3.713%(n)	09/25/26	10,000	9,912,925
3.748%(n)	12/24/26	5,000	4,910,289
3.782%(n)	01/15/27	11,000	10,776,150
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)
3.630%(c)	07/22/26	14,000	14,000,000
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)
3.650%(c)	12/30/26	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)
3.665%(c)	04/16/27	20,000	20,000,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
3.670%(c)	07/20/26	14,000	14,000,000
Federal Home Loan Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)
3.675%(c)	02/04/27	1,000	1,000,014
3.675%(c)	05/28/27	14,000	14,000,000
Federal Home Loan Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)
3.685%(c)	08/12/26	14,000	14,000,000
3.685%(c)	09/11/26	13,000	13,000,000
Federal Home Loan Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
3.690%(c)	06/17/27	19,000	19,000,000
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
3.700%(c)	11/27/26	13,000	13,000,000
3.700%(c)	12/04/26	5,750	5,750,000
3.700%(c)	12/08/26	10,500	10,500,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
3.710%(c)	07/24/26	9,500	9,500,133
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
3.725%(c)	02/18/27	18,000	18,000,890
Federal Home Loan Bank, SOFR + 0.170% (Cap N/A, Floor 0.000%)
3.790%(c)	09/24/27	1,000	1,000,320
Federal Home Loan Mortgage Corp.
3.698%(n)	08/31/26	10,000	9,937,729

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.679%(n)	09/14/26	7,000	$6,946,844
Federal National Mortgage Assoc., SOFR + 0.140% (Cap N/A, Floor 0.000%)
3.760%(c)	11/20/26	7,250	7,252,441

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $623,017,410)			623,017,410

U.S. TREASURY OBLIGATIONS — 34.9%
U.S. Treasury Bills
3.630%(n)	07/14/26	14,000	13,981,749
3.638%(n)	07/28/26	13,000	12,964,726
3.648%(n)	09/08/26	13,600	13,506,030
3.652%(n)	07/02/26	18,000	17,998,190
3.654%(n)	07/21/26	23,000	22,953,872
3.654%(n)	08/11/26	21,000	20,913,649
3.654%(n)	08/18/26	22,000	21,894,107
3.656%(n)	09/22/26	10,000	9,916,712
3.657%(n)	09/01/26	21,000	20,869,330
3.667%(n)	08/04/26	23,000	22,921,290
3.671%(n)	09/10/26	9,500	9,431,857
3.675%(n)	10/29/26	24,500	24,206,897
3.678%(n)	10/08/26	23,000	22,771,604
3.678%(n)	11/05/26	14,000	13,821,583
3.680%(n)	11/12/26	21,000	20,717,564
3.680%(n)	11/19/26	16,000	15,773,617
3.696%(n)	09/24/26	28,600	28,354,166
3.699%(n)	10/01/26	16,000	15,852,251
3.709%(n)	10/13/26	10,000	9,894,148
3.714%(n)	09/17/26	10,000	9,920,245
3.714%(n)	11/27/26	14,000	13,788,778
3.734%(n)	12/03/26	9,000	8,857,981
3.755%(n)	12/10/26	7,200	7,080,606
3.757%(n)	10/20/26	11,000	10,874,152
3.771%(n)	03/18/27	22,000	21,422,656
3.778%(n)	02/18/27	7,000	6,835,299
3.922%(n)	06/10/27	8,000	7,711,613
U.S. Treasury Floating Rate Notes, US Treasury 3 Month Bill Money Market Yield + 0.182% (Cap N/A, Floor 0.000%)
3.958%(c)	07/31/26	30,750	30,751,502
U.S. Treasury Notes
3.750%	06/30/27	7,000	6,987,181

TOTAL U.S. TREASURY OBLIGATIONS (cost $462,973,355)			462,973,355

TOTAL INVESTMENTS—99.7% (cost $1,322,576,765)			1,322,576,765
Other assets in excess of liabilities — 0.3%			4,073,677

NET ASSETS — 100.0%			$1,326,650,442

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2026.
(n)	Rate shown reflects yield to maturity at purchased date.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$236,586,000	$—
U.S. Government Agency Obligations	—	623,017,410	—
U.S. Treasury Obligations	—	462,973,355	—

Total	$—	$1,322,576,765	$—

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2026 were as follows:

U.S. Government Agency Obligations	47.0%
U.S. Treasury Obligations	34.9
Repurchase Agreements	17.8

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A100

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Bank of Nova Scotia	$25,000,000	$(25,000,000)	$—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	94,000,000	(94,000,000)	—
Repurchase Agreement	Natixis	85,000,000	(85,000,000)	—
Repurchase Agreement	Santander Bank, N.A.	20,000,000	(20,000,000)	—
Repurchase Agreement	TD Securities (USA) LLC	10,000,000	(10,000,000)	—
Repurchase Agreement	Wells Fargo Securities LLC	2,586,000	(2,586,000)	—

		$236,586,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value:
Unaffiliated investments (cost $1,085,990,765) .	$1,085,990,765
Repurchase Agreements (cost $236,586,000)	236,586,000
Cash	776
Receivable for Portfolio shares sold	3,815,367
Interest receivable	1,959,368
Prepaid expenses	2,026

Total Assets	1,328,354,302

LIABILITIES
Payable for Portfolio shares purchased	1,160,594
Management fee payable	352,166
Distribution fee payable	84,288
Accrued expenses and other liabilities	54,998
Custodian and accounting fees payable	50,624
Affiliated transfer agent fee payable	1,190

Total Liabilities	1,703,860

NET ASSETS	$1,326,650,442

Net assets were comprised of:
.Partners’ Equity	$1,326,650,442

Class I:
Net asset value and redemption price per share, $918,974,725 / 91,894,663 outstanding shares of beneficial interest	$10.00

Class III:
Net asset value and redemption price per share, $407,675,717 / 40,767,748 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
Interest income	$26,207,241

EXPENSES
Management fee	2,113,288
Distribution fee—Class III	500,450
Custodian and accounting fees	66,434
Shareholders’ reports	23,455
Professional fees	21,076
Audit fee	17,349
Trustees’ fees	17,120
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Miscellaneous	19,575

Total expenses	2,784,669

NET INVESTMENT INCOME (LOSS)	23,422,572

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	8,119

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,430,691

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$23,422,572	$56,512,689
Net realized gain (loss) on investment transactions	8,119	51,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,430,691	56,564,543

DISTRIBUTIONS
Class I	(17,130,518)	(43,198,250)
Class III	(6,300,173)	(13,366,292)

	(23,430,691)	(56,564,542)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	795,549,453	1,877,716,925
Portfolio shares issued in reinvestment of distributions	23,430,691	56,564,542
Portfolio shares purchased	(932,643,479)	(1,869,676,430)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(113,663,335)	64,605,037

TOTAL INCREASE (DECREASE)	(113,663,335)	64,605,038
NET ASSETS:
Beginning of period	1,440,313,777	1,375,708,739

End of period	$1,326,650,442	$1,440,313,777

SEE NOTES TO FINANCIAL STATEMENTS.

A102

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.17		0.40	0.49	0.48	0.14	—	(b)
Less Dividends and Distributions	(0.17)		(0.40)	(0.49)	(0.48)	(0.14)	(—	)(b)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Return(c)	1.70%		4.05%	5.02%	4.87%	1.39%	0.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$919		$1,037	$1,044	$931	$803	$725
Average net assets (in millions)	$1,017		$1,090	$981	$910	$780	$748
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.32%	0.33%	0.33%	0.27%	0.06%
Expenses before waivers and/or expense reimbursement .	0.32	%(e)	0.32%	0.33%	0.33%	0.32%	0.32%
Net investment income (loss)	3.40	%(e)	3.96%	4.88%	4.78%	1.37%	—%

Class III
	Six Months Ended
	June 30,		Year Ended December 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.16		0.37	0.46	0.45	0.12	—	(b)
Less Dividends and Distributions:	(0.16)		(0.37)	(0.46)	(0.45)	(0.12)	(—	)(b)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Return(c)	1.57%		3.79%	4.75%	4.61%	1.22%	0.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$408		$404	$331	$237	$143	$144
Average net assets (in millions)	$404		$361	$309	$182	$137	$118
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57	%(e)	0.57%	0.58%	0.58%	0.44%	0.06%
Expenses before waivers and/or expense reimbursement	0.57	%(e)	0.57%	0.58%	0.58%	0.58%	0.58%
Net investment income (loss)	3.15	%(e)	3.70%	4.62%	4.57%	1.23%	—%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

PSF PGIM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.3%
ASSET-BACKED SECURITIES — 0.6%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.015%(c)	07/15/31	255	$254,850
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
4.735%(c)	01/20/35	3,750	3,749,731

TOTAL ASSET-BACKED SECURITIES (cost $4,002,049)			4,004,581

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BX Trust,
Series 2019-OC11, Class E, 144A
4.075%(cc)	12/09/41	1,165	1,057,009
SLG Office Trust,
Series 2026-OMA, Class E, 144A
7.188%(cc)	04/15/41	675	674,865

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

(cost $1,741,997)			1,731,874

CORPORATE BONDS — 81.2%
Advertising — 0.4%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29	875	875,927
7.750%	04/15/28	225	225,355
Sr. Sec’d. Notes, 144A
7.125%	02/15/31	90	93,256
7.500%	03/15/33	260	274,056
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A
9.290%	04/15/29	1,195	1,219,071
9.500%	02/15/33	405	409,640

			3,097,305

Aerospace & Defense — 1.3%
ATI, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/33	75	76,037
7.250%	08/15/30	270	280,327
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/35	370	371,387
6.750%	06/15/33	1,350	1,397,601
7.000%	06/01/32(a)	395	408,513
7.250%	07/01/31	1,010	1,053,872
7.450%	05/01/34	400	442,088
8.750%	11/15/30	890	939,030
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	300	295,344
Gtd. Notes, 144A
6.125%	07/31/34	240	239,781
6.375%	05/31/33	840	848,540

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Sr. Sec’d. Notes, 144A
6.000%	01/15/33	640	$646,090
6.375%	03/01/29	1,140	1,157,962
6.625%	03/01/32	165	169,230
6.750%	08/15/28	370	373,706

			8,699,508

Airlines — 1.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	535	541,634
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	1,675	1,674,447
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	03/01/29	810	801,720
5.375%	03/01/31	520	516,922
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	640	630,932
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	1,260	1,198,096
8.750%	01/15/32	580	574,200
9.500%	06/01/28	1,510	1,529,083

			7,467,034

Apparel — 0.4%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	725	694,159
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	2,575	2,424,094

			3,118,253

Auto Manufacturers — 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	100	78,720
7.400%	11/01/46	275	287,080
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.800%	03/08/29	1,100	1,110,284
5.875%	11/07/29	400	404,911
6.800%	05/12/28	200	205,734
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	514	528,551
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A
9.250%	07/01/30	355	380,464
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/29/28	685	682,396

SEE NOTES TO FINANCIAL STATEMENTS.

A104

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27	470	$462,471
7.500%	07/17/30	1,070	1,100,495
7.750%	07/17/32	1,150	1,191,676
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	1,385	1,178,070

			7,610,852

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	425	431,320
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A
7.750%	10/15/33(a)	880	869,585
Sr. Sec’d. Notes, 144A
6.375%	10/15/32	600	597,791
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
6.750%	09/15/32	695	708,945
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	67	69,044
Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
Gtd. Notes, 144A
6.125%	04/15/31	425	425,047
6.375%	04/15/34	690	688,241
Dorman Products, Inc.,
Gtd. Notes, 144A
6.250%	06/15/34	260	262,887
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	630	661,233
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	04/30/31	175	157,959
5.625%	04/30/33(a)	25	21,758
Sr. Unsec’d. Notes
8.875%	07/15/32	350	353,015
Phinia, Inc.,
Gtd. Notes, 144A
6.625%	10/15/32	355	362,714
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	225	230,637
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	150	152,645
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	245	246,470
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	2,050	2,062,600
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	835	833,969

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
7.500%	03/24/31(a)	400	$402,388

			9,538,248

Banks — 0.7%
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	745	753,612
6.625%(ff)	05/01/30(oo)	200	205,748
Citigroup, Inc.,
Jr. Sub. Notes
6.625%(ff)	02/15/31(oo)	75	76,284
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	392	397,736
Jr. Sub. Notes, Series FF
6.950%(ff)	02/15/30(oo)	250	255,507
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)	355	363,081
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	1,225	1,226,942
12.250%	10/01/30	1,050	1,132,944
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series Z
6.850%(ff)	02/10/30(oo)	570	586,020

			4,997,874

Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.,
Gtd. Notes, 144A
5.500%	02/15/34	495	486,271

Building Materials — 1.1%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	165	161,739
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	550	341,709
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	1,230	221,989
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	07/15/30	275	264,458
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	425	424,966
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27(x)	26	20,729
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	188	186,109
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30(a)	305	287,294

SEE NOTES TO FINANCIAL STATEMENTS.

A105

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	1,060	$1,082,359
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	440	448,418
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	468	468,911
8.875%	11/15/31	775	817,162
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	08/01/33	640	635,180
6.500%	08/15/32	240	241,601
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	810	729,693
4.375%	07/15/30	1,075	1,021,271
4.750%	01/15/28	525	521,628

			7,875,216

Chemicals — 1.9%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	03/01/33	2,109	2,028,180
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,555	1,577,128
Chemours Co. (The),
Gtd. Notes, 144A
7.875%	03/15/34	530	532,667
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%
10.000%	05/07/29(x)	666	565,736
Methanex US Operations, Inc.,
Gtd. Notes, 144A
6.250%	03/15/32(a)	430	435,399
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	2,295	2,226,530
6.750%	08/01/32	795	776,575
7.250%	06/15/31	820	832,747
7.250%	02/15/33	875	864,765
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	1,475	1,450,843
Perimeter Holdings LLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/34	610	609,472
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	815	794,880
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33	380	377,553

			13,072,475

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29	855	$778,306

Commercial Services — 3.9%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	2,265	2,367,302
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.875%	06/15/30	820	841,847
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	475	472,672
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,560	1,536,409
4.625%	06/01/28	1,265	1,242,066
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	1,375	1,330,579
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28	500	491,354
5.375%	03/01/29(a)	525	511,694
5.750%	07/15/27	102	101,996
5.750%	07/15/27	100	100,085
Block, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	08/15/30	1,065	1,067,843
6.000%	08/15/33	445	447,813
CompoSecure Holdings LLC,
Sr. Sec’d. Notes, 144A
5.625%	02/01/33	380	370,881
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	1,055	1,090,531
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31	530	529,026
6.000%	03/15/34(a)	330	327,748
6.625%	06/15/29	1,065	1,087,749
7.000%	06/15/30	1,115	1,154,926
7.250%	06/15/33(a)	510	531,856
Hertz Corp. (The),
Sr. Sec’d. Notes, 144A
12.625%	07/15/29(a)	220	178,920
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	1,925	1,917,841
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	1,125	1,120,053
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	1,100	1,020,496

SEE NOTES TO FINANCIAL STATEMENTS.

A106

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Commercial Services (cont’d.)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
6.750%	08/15/32(a)	1,010	$1,012,093
Synergy Infrastructure Holdings LLC,
Sec’d. Notes, 144A
7.000%	07/15/34	140	141,980
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,800	1,668,886
3.875%	02/15/31	925	874,217
4.000%	07/15/30	100	95,664
4.875%	01/15/28	1,295	1,290,243
Gtd. Notes, 144A
5.375%	11/15/33	405	399,154
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	750	689,558
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30(a)	675	685,440
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	135	137,839
6.625%	04/15/30	310	319,325

			27,156,086

Computers — 1.1%
Crowdstrike Holdings, Inc.,
Gtd. Notes
3.000%	02/15/29	700	667,594
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	1,000	1,017,337
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	2,810	2,387,916
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,655	1,763,855
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	700	682,475
5.125%	04/15/29	699	681,815
Seagate Data Storage Technology Pte Ltd.,
Gtd. Notes
5.875%	07/15/30	300	304,065

			7,505,057

Cosmetics/Personal Care — 0.1%
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%
12.000%	05/15/29	279	273,712
Prestige Brands, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	07/15/34	360	360,000

			633,712

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Distribution/Wholesale — 0.4%
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.000%	07/01/34	192	$192,832
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	475	469,113
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A
10.500%	11/30/30	1,180	1,207,272
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	750	781,472

			2,650,689

Diversified Financial Services — 4.9%
Azorra Finance Ltd.,
Gtd. Notes, 144A
6.250%	02/15/34	400	387,860
7.250%	01/15/31	755	773,883
7.750%	04/15/30	705	732,081
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	05/15/31	200	204,641
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series L
6.100%(ff)	06/01/31(oo)	135	134,985
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/31	815	823,997
6.625%	06/01/32	380	380,461
8.500%	05/15/30	550	584,347
Freedom Funding Center LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%
12.000%	10/01/37	470	481,879
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31	1,010	980,843
9.125%	05/15/31	795	822,150
9.250%	02/01/29	385	400,142
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
8.000%	02/15/27	1,325	1,325,808
Sr. Unsec’d. Notes, 144A
5.875%	03/15/30	290	288,912
8.000%	06/15/28	957	989,634
goeasy Ltd. (Canada),
Gtd. Notes, 144A
6.875%	05/15/30	115	102,313
9.250%	12/01/28	155	151,791
Sr. Unsec’d. Notes, 144A
7.375%	10/01/30	515	462,321
7.625%	07/01/29	310	292,562
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A
6.625%	10/15/31	625	615,376
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	250	241,439

SEE NOTES TO FINANCIAL STATEMENTS.

A107

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	250	$206,203
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	75	77,194
6.500%	03/26/31	455	474,977
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	1,350	1,323,838
5.000%	03/15/27	1,250	1,240,892
Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes
7.000%(ff)	07/15/30(oo)	280	286,695
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27	275	272,704
3.875%	09/15/28	1,276	1,236,002
5.375%	11/15/29	1,060	1,041,632
6.625%	01/15/28	75	76,119
6.625%	05/15/29	1,775	1,810,033
6.750%	03/15/32	675	677,060
6.750%	09/15/33(a)	849	840,849
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	2,045	1,952,281
5.750%	09/15/31	875	829,996
6.750%	02/15/34	845	811,179
6.875%	05/15/32	1,035	1,012,999
7.875%	12/15/29	75	77,974
PRA Group, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29(a)	50	47,256
Rocket Cos., Inc.,
Gtd. Notes, 144A
6.125%	08/01/30	3,940	4,011,772
6.125%	08/01/31	315	321,714
6.500%	08/01/29	1,745	1,781,751
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29	575	553,070
3.875%	03/01/31	1,400	1,311,869
UWM Holdings LLC,
Gtd. Notes, 144A
6.250%	03/15/31	295	262,645
6.625%	02/01/30	295	274,604

			33,990,733

Electric — 3.6%
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	1,300	1,298,276
Keystone Power Pass-Through Holders LLC/Conemaugh Power
Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%
13.000%	06/01/28	195	191,809

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	800	$762,873
3.625%	02/15/31	1,200	1,114,196
3.875%	02/15/32	1,390	1,278,335
5.250%	06/15/29	625	623,416
5.875%	05/15/34	280	278,435
6.125%	05/15/36	280	280,294
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	3,750	4,045,227
Sr. Unsec’d. Notes, 144A
6.000%	01/15/36	300	299,063
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	600	611,470
Sr. Sec’d. Notes
5.000%	07/01/28	475	472,177
Talen Energy Supply LLC,
Gtd. Notes, 144A
6.250%	02/01/34	400	397,513
6.375%	05/01/33	1,000	998,818
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	3,325	3,347,631
8.000%(ff)	10/15/26(oo)	3,550	3,577,209
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	675	723,131
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	1,025	1,007,291
5.000%	07/31/27	1,665	1,664,519
7.750%	10/15/31	275	288,104
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30	1,455	1,511,129

			24,770,916

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	650	629,267
4.750%	06/15/28	125	123,928
6.000%	09/15/33	1,250	1,202,572
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31	230	228,352
5.500%	04/15/34	185	183,045
6.375%	03/15/29	290	295,715
6.375%	03/15/33	525	538,671
6.625%	03/15/32	495	510,182

			3,711,732

Electronics — 0.1%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29	300	295,261

SEE NOTES TO FINANCIAL STATEMENTS.

A108

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electronics (cont’d.)
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	600	$561,185

			856,446

Engineering & Construction — 0.5%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	175	175,203
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/32	280	290,517
Global Infrastructure Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	07/15/34	285	286,989
Granite Construction, Inc.,
Gtd. Notes, 144A
6.375%	06/15/34	90	91,673
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	375	375,000
4.125%	02/15/32	525	535,831
5.625%	01/31/34	765	771,303
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	01/15/34	865	866,756

			3,393,272

Entertainment — 2.6%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	01/15/33	610	597,739
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	2,748	2,640,723
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)	1,145	1,115,364
7.000%	02/15/30	950	955,896
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	325	324,705
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	100	98,244
6.750%	02/15/29	400	392,390
Light & Wonder International, Inc.,
Gtd. Notes, 144A
6.250%	10/01/33	505	501,746
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	1,750	1,702,154
Penn Entertainment, Inc.,
Gtd. Notes, 144A
6.750%	04/01/31	510	512,542
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	450	431,232
5.625%	01/15/27	525	525,116

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Pioneer Opco LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/33	300	$305,617
Rivers Enterprise Borrower LLC,
Sr. Sec’d. Notes, 144A
6.250%	10/15/30	795	805,294
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	02/01/33	1,265	1,284,391
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	1,025	876,858
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	2,232	2,360,243
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	1,345	1,336,841
6.250%	03/15/33	425	426,740
7.125%	02/15/31	665	702,637

			17,896,472

Environmental Control — 1.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33	405	407,840
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A
5.500%	02/01/34	280	273,835
5.625%	07/01/31	235	235,006
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	860	838,749
4.375%	08/15/29	1,430	1,387,257
4.750%	06/15/29	440	432,890
6.750%	01/15/31	245	251,791
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	655	654,895
Reworld Holding Corp.,
Gtd. Notes, 144A
4.875%	12/01/29	1,885	1,798,495
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	02/01/33	585	598,724
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32	180	184,365

			7,063,847

Foods — 1.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	225	214,093
5.500%	03/31/31	310	303,220
5.625%	03/31/32	1,120	1,082,353
5.750%	03/31/34	760	723,566

SEE NOTES TO FINANCIAL STATEMENTS.

A109

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	1,110	$1,110,000
Gtd. Notes, 144A
11.000%	06/15/31	695	641,507
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32	575	540,691
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31	900	843,721
4.625%	04/15/30	660	637,449
6.250%	10/15/34	365	358,555
6.500%	03/15/36	770	761,035

			7,216,190

Forest Products & Paper — 0.1%
Magnera Corp.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/31	850	826,789

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes. 144A
6.875%	06/01/31	550	556,382
9.500%	06/01/30	315	337,971

			894,353

Healthcare-Services — 4.5%
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31	1,304	1,138,824
2.625%	08/01/31	1,429	1,245,077
3.000%	10/15/30	1,175	1,062,444
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31	96	88,353
5.250%	05/15/30	525	495,357
6.000%	01/15/29	450	446,269
9.750%	01/15/34(a)	1,255	1,310,258
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	3,025	2,805,316
4.625%	06/01/30	4,300	4,165,933
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33	425	476,148
Gtd. Notes, MTN
7.750%	07/15/36	400	457,721
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	2,800	2,687,802
Sr. Sec’d. Notes, 144A
7.000%	05/01/34	1,170	1,120,857
8.375%	02/15/32	200	208,180
9.875%	08/15/30	425	447,628

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/31/30	2,153	$1,800,383
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%
11.500%	12/31/30	611	602,903
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	09/01/29	2,035	2,124,862
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	3,775	3,668,205
4.375%	01/15/30	4,350	4,215,143
Sr. Sec’d. Notes, 144A
5.500%	11/15/32	300	298,300
Sr. Unsec’d. Notes
6.875%	11/15/31	125	133,126

			30,999,089

Holding Companies-Diversified — 0.3%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	2,365	2,292,961

Home Builders — 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	950	914,799
4.625%	04/01/30	812	770,618
6.875%	08/01/33	730	724,122
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	2,375	2,395,711
Gtd. Notes, 144A
8.000%	01/15/32	255	255,750
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	1,925	1,791,559
6.250%	09/15/27	625	623,581
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	900	856,806
Dream Finders Homes, Inc.,
Gtd. Notes, 144A
6.875%	09/15/30	465	460,922
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	1,100	1,128,083
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	2,075	2,069,621
6.500%	03/15/33	480	487,669
KB Home,
Gtd. Notes
4.000%	06/15/31	375	350,809
4.800%	11/15/29	1,475	1,458,108
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	600	569,951

SEE NOTES TO FINANCIAL STATEMENTS.

A110

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
4.950%	02/01/28	625	$621,893
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	2,275	2,184,705
6.000%	12/15/33	685	656,025
Risewell Homes, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/01/30	485	494,940
9.250%	10/01/29	430	444,958
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,075	1,065,878
4.750%	04/01/29	975	952,735
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	780	809,963
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	340	350,047
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,267	1,268,695
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	425	424,806
5.700%	06/15/28	865	868,161

			25,000,915

Home Furnishings — 0.4%
Whirlpool Corp.,
Sr. Sec’d. Notes, 144A
7.500%	07/01/31	190	192,397
7.875%	07/01/34	155	155,618
Sr. Unsec’d. Notes
6.125%	06/15/30	135	124,507
6.500%	06/15/33(a)	2,275	1,972,329

			2,444,851

Household Products/Wares — 0.3%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,595	1,484,580
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	1,480	458,800

			1,943,380

Housewares — 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	700	709,395
7.500%	04/01/46	725	676,035
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	215	224,902
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	1,250	1,171,844
4.375%	02/01/32	1,500	1,405,139

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
SWF Holdings I Corp.,
Sec’d. Notes, 144A
6.500%	10/06/29	1,593	$245,116

			4,432,431

Insurance — 1.6%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30	95	90,078
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	2,336	2,198,139
8.500%	06/15/29	2,175	2,050,923
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	02/15/29	200	200,875
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	950	915,681
Asurion LLC/Asurion Co-Issuer, Inc.,
Sec’d. Notes, 144A
8.375%	02/01/34	2,450	2,270,576
Sr. Sec’d. Notes, 144A
8.000%	12/31/32	1,165	1,178,486
Broadstreet Partners Group LLC,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	1,150	1,123,079
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29	450	447,430
7.375%	01/31/32	125	127,292
Ryan Specialty LLC,
Sr. Sec’d. Notes, 144A
5.875%	08/01/32	225	221,366

			10,823,925

Internet — 0.6%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	636	626,773
6.750%	09/30/27	855	858,011
7.125%	09/30/30	450	457,794
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	975	917,696
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A
4.625%	05/01/28	310	282,336
5.000%	05/01/28	490	448,550
Snap, Inc.,
Gtd. Notes, 144A
6.875%	03/01/33	370	360,451
6.875%	03/15/34(a)	320	309,828

			4,261,439

Investment Companies — 0.0%
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
7.500%	08/01/31	340	338,542

SEE NOTES TO FINANCIAL STATEMENTS.

A111

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel — 1.4%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	1,213	$1,214,588
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	320	330,966
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
4.625%	03/01/29	350	337,545
6.750%	04/15/30	1,070	1,069,832
6.875%	11/01/29	545	549,606
7.000%	03/15/32	585	582,094
7.375%	05/01/33	385	384,487
7.500%	09/15/31	1,070	1,082,644
7.625%	01/15/34(a)	565	564,284
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33	445	442,124
6.000%	12/15/35	450	448,626
Hybar LLC,
Sr. Sec’d. Notes, 144A
7.375%	07/01/34	325	326,487
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.000%	05/01/32	540	533,002
6.250%	05/01/34	260	256,100
7.000%	04/01/31	340	352,328
9.250%	10/01/28	882	910,683
Sr. Unsec’d. Notes, 144A, MTN
8.500%	05/01/30	120	123,628

			9,509,024

Leisure Time — 1.2%
A&K Travel Group Holdings Ltd. (United Kingdom),
Gtd. Notes, 144A
7.500%	05/15/33	410	413,616
Carnival Corp. Ltd.,
Gtd. Notes, 144A
5.750%	03/15/30	775	783,277
5.750%	08/01/32	1,190	1,201,900
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
7.000%	09/15/30	515	532,160
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	640	638,400
6.250%	09/15/33	295	286,519
6.750%	02/01/32(a)	630	627,839
7.750%	02/15/29	1,025	1,069,577
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	500	503,045
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29	600	589,582
6.375%	11/01/32	455	451,999

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A
9.125%	07/15/31	400	$418,900
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	325	325,003
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	500	498,679

			8,340,496

Lodging — 1.3%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	1,425	1,376,005
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	850	778,387
4.000%	05/01/31	75	70,871
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	2,225	2,209,592
5.500%	04/15/27	600	601,030
6.125%	09/15/29	450	454,315
6.500%	04/15/32(a)	1,655	1,654,911
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.625%	03/01/33	320	315,627
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,950	1,933,815

			9,394,553

Machinery-Construction & Mining — 0.4%
Solaris Energy Infrastructure LLC,
Gtd. Notes, 144A
6.375%	05/15/31	995	1,006,290
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	750	742,886
6.250%	10/15/32	685	693,692

			2,442,868

Machinery-Diversified — 0.7%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31	845	885,678
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	750,245
Columbus McKinnon Corp.,
Sr. Sec’d. Notes, 144A
7.125%	02/01/33	260	260,268
Esab Corp.,
Gtd. Notes, 144A
5.625%	04/01/31	255	254,896
6.250%	04/15/29	125	126,870

SEE NOTES TO FINANCIAL STATEMENTS.

A112

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
GrafTech Finance, Inc.,
Sec’d. Notes, 144A
4.625%	12/23/29	1,062	$678,830
LSF12 Helix Parent LLC,
Sr. Sec’d. Notes, 144A
7.125%	02/01/33	375	363,454
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,505	1,562,058

			4,882,299

Media — 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29	1,760	1,721,723
Sr. Unsec’d. Notes
4.500%	05/01/32	115	101,578
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	1,455	1,436,475
5.125%	05/01/27	446	445,301
7.000%	02/01/33(a)	1,175	1,151,350
7.375%	02/01/36	730	716,274
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	690	408,965
4.125%	12/01/30	575	341,267
5.375%	02/01/28	1,465	918,520
5.500%	04/15/27	3,190	2,137,271
6.500%	02/01/29	400	239,387
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	2,400	551,010
5.000%	11/15/31	310	70,910
5.750%	01/15/30	2,325	547,358
7.500%	04/01/28	1,060	287,120
Discovery Global Holdings, Inc.,
Gtd. Notes
5.141%	03/15/52	3,705	2,481,088
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(d)	865	781,846
7.375%	07/01/28(d)	150	144,061
7.750%	07/01/26(d)	5,120	5,120,000
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	2,775	2,852,130
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%
6.750%	11/30/30	956	970,990
Sr. Sec’d. Notes
10.750%	11/30/29	1,865	2,015,913
Gray Media, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30	600	431,168
5.375%	11/15/31	555	372,280
Sec’d. Notes, 144A
9.625%	07/15/32	410	395,773

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sr. Sec’d. Notes, 144A
7.250%	08/15/33	145	$142,739
10.500%	07/15/29	130	137,156
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	01/15/28	75	71,835
7.750%	08/15/30	1,525	1,423,496
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	125	121,241
Nexstar Media, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	09/15/33	780	780,283
Paramount Global,
Gtd. Notes
4.375%	03/15/43	875	566,000
4.950%	05/19/50	2,415	1,559,071
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%
9.250%	03/25/30	1,951	1,585,831
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/33	1,195	1,231,411
Sirius XM Radio LLC,
Gtd. Notes, 144A
4.000%	07/15/28	440	428,436
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	460	438,626
9.375%	08/01/32	985	1,001,281
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland),
Sr. Sec’d. Notes, 144A
8.500%	03/15/33	1,335	1,073,714
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30	200	169,748
5.500%	05/15/29	1,170	1,110,037
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	800	700,872

			39,181,535

Metal Fabricate/Hardware — 0.2%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	1,150	1,122,627

Mining — 2.1%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	685	713,180
Unsec’d. Notes, 144A
11.500%	10/01/31	575	616,283
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	350	353,056

SEE NOTES TO FINANCIAL STATEMENTS.

A113

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A
6.875%	08/01/32	585	$600,967
Coeur Mining, Inc.,
Gtd. Notes, 144A
5.125%	02/15/29	305	302,126
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	840	861,593
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	905	905,444
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.375%	02/15/36	1,280	1,254,963
7.250%	02/15/34	805	824,634
8.000%	03/01/33	915	955,681
8.625%	06/01/31	800	833,264
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
6.125%	04/01/29	1,910	1,913,820
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	165	150,194
4.750%	01/30/30	1,670	1,615,488
6.875%	01/30/30	360	368,797
PLS Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31	195	199,631
Skeena Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.500%	04/01/31	1,075	1,128,008
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	825	861,094

			14,458,223

Miscellaneous Manufacturing — 0.5%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	970	943,594
6.375%	03/15/33	265	267,946
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31	405	409,997
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	03/15/30	535	545,773
6.250%	03/15/33	435	446,064
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	610	623,275

			3,236,649

Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	265	268,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 4.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/29(x)	740	$770,011
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
6.625%	07/15/33	450	454,289
9.000%	11/01/27	896	989,895
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	145	144,527
6.625%	10/15/32	880	891,606
CNX Resources Corp.,
Gtd. Notes, 144A
5.875%	03/01/34	245	238,200
7.250%	03/01/32	355	365,463
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	1,750	1,650,045
6.750%	03/01/29	850	836,451
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	810	804,857
7.625%	04/01/32	970	977,017
7.875%	04/15/32	465	470,862
8.375%	01/15/34	345	355,317
9.750%	10/15/30	225	238,546
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	1,085	1,081,040
6.000%	04/15/30	780	766,269
6.000%	02/01/31	900	871,345
6.250%	11/01/28	345	345,902
6.250%	04/15/32	590	571,066
6.875%	05/15/34	365	355,009
7.250%	02/15/35	250	246,071
8.375%	11/01/33	960	1,000,330
Matador Resources Co.,
Gtd. Notes, 144A
6.000%	04/15/34	410	399,570
6.500%	04/15/32	425	427,153
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.625%	11/15/32	700	715,903
8.875%	08/15/31	1,055	1,083,495
9.125%	01/31/30	1,125	1,176,043
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
8.913%(c)	09/30/29^	162	159,730
8.913%(c)	09/30/29^	195	191,675
8.913%(c)	09/30/29^	162	159,730
8.913%(c)	09/30/29^	49	47,918
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	614	636,106
Par Petroleum LLC,
Gtd. Notes, 144A
7.375%	06/01/34	320	324,068

SEE NOTES TO FINANCIAL STATEMENTS.

A114

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	982	$984,003
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30	469	457,983
SM Energy Co.,
Gtd. Notes, 144A
6.750%	08/01/29	235	239,224
8.625%	11/01/30	1,160	1,218,460
9.625%	06/15/33	500	548,085
Sunoco LP,
Gtd. Notes, 144A
5.625%	03/15/31	310	307,690
6.250%	07/01/33	800	806,629
7.000%	05/01/29	555	571,205
Sr. Unsec’d. Notes, 144A
4.500%	10/01/29	1,325	1,287,724
4.625%	05/01/30	1,130	1,092,398
6.625%	08/15/32	135	137,257
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	225	219,940
4.500%	04/30/30	1,175	1,136,877
5.875%	03/15/28	175	174,877
Transocean International Ltd.,
Gtd. Notes, 144A
7.875%	10/15/32	250	259,970
8.250%	05/15/29	1,680	1,734,600
8.500%	05/15/31	1,550	1,607,195
Sr. Sec’d. Notes, 144A
8.750%	02/15/30	633	656,572
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	480	498,292

			33,684,490

Oil & Gas Services — 0.4%
Archrock Services LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.000%	02/01/34	310	307,965
Kodiak Gas Services LLC,
Gtd. Notes, 144A
5.875%	04/01/31	370	370,772
6.500%	10/01/33	280	283,440
6.750%	10/01/35	225	230,798
SESI LLC,
Sr. Sec’d. Notes, 144A
7.875%	09/30/30	415	421,701
Tidewater, Inc.,
Gtd. Notes, 144A
9.125%	07/15/30	340	363,944
Weatherford International Ltd.,
Gtd. Notes, 144A
6.750%	10/15/33	565	576,385

			2,555,005

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers — 1.7%
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%
11.000%	12/01/30	829	$791,313
Sr. Sec’d. Notes, 144A
9.500%	12/01/30	75	80,009
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
3.250%	09/01/28	200	191,250
6.250%	01/30/31	250	252,500
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29	300	285,243
Ball Corp.,
Gtd. Notes
5.500%	09/15/33	265	266,621
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	1,270	1,252,914
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	785	762,011
6.875%	01/15/30	120	119,998
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	725	688,875
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	670	576,104
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/30	1,850	1,890,899
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	150	142,160
Sword Purchaser LLC,
Sr. Sec’d. Notes, 144A
8.250%	04/15/33	285	294,799
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A
9.500%	05/15/30	850	800,989
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	2,560	2,566,941
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	690	664,421

			11,627,047

Pharmaceuticals — 1.7%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/32	2,754	2,788,425
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	1,950	1,882,983
5.125%	03/01/30	1,425	1,381,686
6.125%	08/01/28	400	400,096

SEE NOTES TO FINANCIAL STATEMENTS.

A115

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28	1,050	$931,875
5.000%	02/15/29	775	571,159
5.250%	01/30/30	600	383,945
5.250%	02/15/31	600	354,248
6.250%	02/15/29	1,235	929,337
7.000%	01/15/28	250	226,094
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	178	164,428
11.000%	09/30/28	629	640,007
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	1,050	1,039,229

			11,693,512

Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	475	473,725
5.750%	01/15/28	1,370	1,370,925
5.750%	07/01/34	265	261,651
6.625%	02/01/32	485	495,242
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/29	120	123,033
7.250%	07/15/32	200	206,613
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	500	504,790
Gtd. Notes, 144A
7.125%	07/01/33	300	303,425
8.250%	01/15/32	400	418,923
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/34	560	564,710
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/29	245	253,652
8.375%	02/15/32	555	577,999
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A
9.000%	08/01/29	140	145,485
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	220	214,951
4.950%	07/15/29	130	128,414
6.750%	03/15/33	1,080	1,109,609
6.875%	04/15/40	629	643,488
7.500%	07/15/38	175	184,519
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	975	972,702
6.000%	12/31/30	515	515,300
6.000%	09/01/31	875	865,533
6.750%	03/15/34	355	358,158

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	520	$533,351
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	405	386,595
4.125%	08/15/31	765	718,107
6.000%	05/01/36	255	257,700
6.250%	01/15/30	760	778,890
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,330	1,295,354
Sr. Sec’d. Notes, 144A
7.000%	01/15/30	20	20,388
9.500%	02/01/29	1,575	1,697,296
9.875%	02/01/32(a)	1,300	1,387,308
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30	1,283	1,312,391
6.500%	01/15/34	440	458,360
6.500%	06/15/34	1,063	1,106,907
6.750%	01/15/36	570	604,196
7.500%	05/01/33	807	885,681
7.750%	05/01/35	807	904,674

			23,040,045

Real Estate — 1.1%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30	435	445,440
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	1,400	1,352,654
4.375%	02/01/31	1,325	1,253,059
Sr. Unsec’d. Notes, 144A
5.875%	03/01/32	610	605,329
6.125%	03/01/34	695	687,590
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,850	1,827,142
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A
7.000%	06/01/31	495	506,568
7.250%	06/01/33	895	913,164

			7,590,946

Real Estate Investment Trusts (REITs) — 2.4%
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	11/15/27	650	634,636
6.125%	01/15/31	1,045	997,314
8.875%	04/12/29	425	448,715
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	625	572,093
Sr. Sec’d. Notes, 144A
7.250%	10/15/30	215	221,030

SEE NOTES TO FINANCIAL STATEMENTS.

A116

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sr. Unsec’d. Notes
4.750%	02/15/28	1,000	$979,614
Iron Mountain, Inc.,
Gtd. Notes, 144A
6.250%	01/15/35	565	567,125
Millrose Properties, Inc.,
Gtd. Notes, 144A
6.250%	09/15/32	725	730,929
6.375%	08/01/30	875	886,340
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	1,925	1,319,930
5.000%	10/15/27	250	242,465
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	300	306,804
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	385	394,438
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	375	366,707
5.875%	10/01/28	350	349,933
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	375	367,335
5.750%	03/15/34	270	267,119
6.500%	04/01/32	1,180	1,206,948
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	04/01/29	150	150,542
8.000%	07/15/30	510	508,421
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	555	531,065
Starwood Property Trust, Inc.,
Gtd. Notes, 144A
5.250%	10/15/28	525	522,564
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26	425	424,737
4.375%	01/15/27	825	823,146
5.875%	08/15/29	190	190,621
6.000%	04/15/30	125	125,430
6.500%	07/01/30	325	331,840
6.500%	10/15/30	770	787,553
7.250%	04/01/29	580	599,086
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29	1,175	1,153,375

			17,007,855

Retail — 3.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	2,665	2,515,094
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	150	147,033

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29	425	$392,789
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	975	1,016,505
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30	3,819	3,947,570
9.000%	06/01/31	3,456	3,813,892
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	1,350	1,323,900
FirstCash, Inc.,
Gtd. Notes, 144A
6.125%	05/01/34	660	656,424
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	975	918,747
3.875%	10/01/31	900	820,065
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	720	521,456
Sr. Sec’d. Notes, 144A
9.500%	06/15/31	1,170	1,045,532
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,225	1,193,956
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.625%	12/15/27	675	671,757
5.500%	10/01/30	525	519,496
Murphy Oil USA, Inc.,
Gtd. Notes, 144A
5.875%	06/01/34	575	576,645
Park River Holdings, Inc.,
Sec’d. Notes, 144A
8.750%	12/31/30	1,079	1,050,063
Sr. Sec’d. Notes, 144A
8.000%	03/15/31	790	797,555
QXO Building Products, Inc.,
Gtd. Notes, 144A
6.500%	07/15/31	460	468,748
Sr. Sec’d. Notes, 144A
6.750%	04/30/32	285	294,202
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	04/01/32	435	444,187
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	560	530,551
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	365	353,298

SEE NOTES TO FINANCIAL STATEMENTS.

A117

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
White Cap Supply Holdings LLC,
Gtd. Notes, 144A
7.375%	11/15/30	385	$390,731

			24,410,196

Semiconductors — 0.1%
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	575	566,782
Sr. Sec’d. Notes, 144A
4.750%	04/15/29	275	271,804

			838,586

Software — 1.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31(a)	750	741,628
9.250%	06/01/30	2,870	2,887,666
9.625%	07/15/32	415	408,910
9.750%	10/01/31	814	811,881
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28	360	351,659
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	07/01/33	605	633,430
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	900	899,754

			6,734,928

Telecommunications — 6.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
9.625%	07/15/27	400	309,724
Altice France SA (France),
Sr. Sec’d. Notes, 144A
6.875%	07/15/32	578	561,206
APLD ComputeCo 2 LLC,
Sr. Sec’d. Notes, 144A
6.750%	03/15/31	905	908,048
APLD ComputeCo 3 LLC,
Sr. Sec’d. Notes, 144A
7.000%	06/15/31	610	609,113
APLD ComputeCo LLC,
Sr. Sec’d. Notes, 144A
9.250%	12/15/30	875	944,031
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31	725	735,729
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A
7.125%	11/15/30	575	598,327
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	09/15/29	775	814,781

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A
10.500%	04/03/31	2,650	$2,655,576
Core Scientific Finance I LLC,
Sr. Sec’d. Notes, 144A
7.750%	05/15/31	765	775,603
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30	340	34
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^	479	—
ELK Grove Village Property LLC,
Sr. Sec’d. Notes, 144A
7.500%	06/15/31(a)	230	231,428
Flash Compute LLC,
Sr. Sec’d. Notes, 144A
7.250%	12/31/30	380	390,922
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28	1,835	1,842,303
7.000%	04/15/32(a)	1,075	1,094,920
8.500%	04/15/31	310	328,451
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29	27	26,041
7.500%	02/15/37	540	554,547
8.500%	01/15/36	1,975	2,122,429
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	1,835	1,884,364
7.000%	03/31/34	2,250	2,319,697
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	06/15/29	400	388,962
Meridian Arc Holdco LLC,
Sr. Sec’d. Notes, 144A
6.250%	04/30/31	2,320	2,324,194
PR RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
6.500%	05/01/31	2,630	2,626,437
Qwest Corp.,
Gtd. Notes
6.500%	09/01/51	625	500,249
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A
7.125%	10/15/32	900	893,268
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31	2,610	2,573,141
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
6.500%	02/15/29	1,258	1,248,069
8.625%	06/15/32	650	677,516
8.625%	06/15/32	500	522,454
Sr. Sec’d. Notes, 144A
4.750%	04/15/28	1,750	1,744,904

SEE NOTES TO FINANCIAL STATEMENTS.

A118

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Uniti Services LLC,
Sr. Sec’d. Notes, 144A
7.500%	10/15/33	2,710	$2,854,105
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	01/15/33	825	698,148
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31	1,495	1,576,596
WULF Compute LLC,
Sr. Sec’d. Notes, 144A
7.750%	10/15/30	1,855	1,947,050
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%
9.250%	03/09/30	463	463,585
Sr. Sec’d. Notes, 144A, Cash coupon 7.125% or PIK 1.875%
13.750%	09/09/30	1,075	1,060,274
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	295	308,098

			42,114,324

Transportation — 0.3%
GB AIT Buyer, Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	04/30/34	170	170,633
RXO, Inc.,
Gtd. Notes, 144A
6.375%	05/15/31	155	157,524
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	1,445	1,423,209
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	125	129,189
7.125%	02/01/32	450	466,191

			2,346,746

TOTAL CORPORATE BONDS (cost $566,803,663)			564,325,723

FLOATING RATE AND OTHER LOANS — 4.2%
Aerospace & Defense — 0.1%
PAC DAC LLC,
Initial Term Loan, 3 Month SOFR + 3.250%
6.915%(c)	10/28/30	423	419,478

Airlines — 0.0%
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%
7.442%(c)	04/01/31	216	216,256

Auto Parts & Equipment — 0.4%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%
6.144%(c)	05/06/30	182	181,630
2026 Term Loan, 1 Month SOFR + 2.500%
6.144%(c)	01/28/32	1,119	1,119,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Auto Parts & Equipment (cont’d.)
First Brands Group LLC,
2021 Second Lien Term Loan
13.070%	03/30/28(d)	2,270	$794
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
8.492%(c)	11/17/28	1,194	1,187,607

			2,489,406

Building Materials — 0.1%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%
8.894%(c)	07/08/30	243	212,776
Cornerstone Building Brands, Inc.,
New Term B Loan, 3 Month SOFR + 3.350%
7.014%(c)	04/12/28	125	75,675
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%
5.894%(c)	02/10/32	420	419,163

			707,614

Chemicals — 0.6%
ARC Falcon I, Inc. (Canada),
Initial Term B Loan, 1 Month SOFR + 4.500%
8.120%(c)	04/01/33	240	219,343
Cornerstone Chemical Co.,
Initial New Money Term Loan, 3 Month SOFR + 4.500%
7.987%(c)	05/07/29^	541	541,458
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
8.513%(c)	06/28/28	695	660,435
Starfruit Finco BV (Netherlands), TermB Loan
—%(p)	07/31/31	390	389,676
TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%
9.417%(c)	12/16/31	1,561	1,509,766
Venator Finance Sarl,
Initial First Out Term Loan
13.894%	12/31/27^(d)	477	357,946
Term Loan, 3 Month SOFR + 8.000%
13.905%(c)	10/12/28^(d)	881	17,612
Venator Materials LLC,
First Out Term B Loan, 3 Month SOFR + 8.000%
14.002%(c)	07/16/26^(d)	483	362,141

			4,058,377

Commercial Services — 0.3%
Allied Universal Holdco LLC,
Amendment No. 7 Replacement USD Term Loan, 1 Month SOFR + 3.250%
6.894%(c)	08/20/32	929	928,762
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%
7.413%(c)	12/31/30	564	564,708
Second Out Term Loan, 3 Month SOFR + 4.600%
8.263%(c)	12/31/30	394	345,092

			1,838,562

SEE NOTES TO FINANCIAL STATEMENTS.

A119

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Computers — 0.2%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%
8.482%(c)	06/30/32	645	$643,835
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
6.644%(c)	03/01/29	596	527,363
NCR Atleos LLC,
Term A Loan, 3 Month SOFR + 2.500%
6.163%(c)	10/16/28	202	200,801

			1,371,999

Electric — 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%
9.232%(c)	07/20/28	214	210,550

Entertainment — 0.2%
Crown Finance US, Inc. (United Kingdom),
Term B Loan, 1 Month SOFR + 4.500%
8.114%(c)	12/02/31	212	212,195
Discovery Global Holdings, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 2.500%
6.144%(c)	06/03/33	564	563,891
Great Canadian (Canada),
2024 Refinancing Term Loan, 3 Month SOFR + 4.750%
8.427%(c)	11/01/29	440	432,850

			1,208,936

Forest Products & Paper — 0.0%
Magnera Corp.,
New Term Loan, 1 Month SOFR + 4.250%
7.894%(c)	11/04/31	177	175,575

Healthcare-Services — 0.0%
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%
7.423%(c)	05/16/31	272	268,006

Holding Companies-Diversified — 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.163%(c)	12/19/30	90	84,243

Insurance — 0.2%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%
6.644%(c)	11/06/30	295	266,022
2025 Term B-7 Loan, 1 Month SOFR + 3.250%
6.894%(c)	06/21/32	495	445,995
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.512%
9.175%(c)	01/20/29	728	718,757
New B-12 Term Loan, 3 Month SOFR + 4.250%
7.913%(c)	09/19/30	294	290,167

			1,720,941

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
12.000%	01/03/28	363	66,714

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Machinery-Diversified — 0.1%
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan, 1 Month SOFR + 6.000%
9.639%(c)	12/21/29	215	$205,782
Initial Term Loan, 3 Month SOFR + 6.000%
9.667%(c)	12/21/29	377	360,117

			565,899

Media — 1.3%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
8.673%(c)	10/31/27	868	648,799
CSC Holdings LLC,
2019 September Term Loan, PRIME + 1.500%
8.250%(c)	04/15/27	1,575	1,102,348
iHeartCommunications, Inc.,
Refinanced Term B Loan, 1 Month SOFR + 5.889%
9.533%(c)	05/01/29	329	313,490
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%
7.644%(c)	06/26/29	73	72,373
Delayed Draw Term Loan, 3 Month SOFR + 4.000%
3.540%(c)	06/26/29	73	72,373
First Out Term Loan, 1 Month SOFR + 5.114%
8.758%(c)	09/25/29	7,332	6,589,871

			8,799,254

Metal Fabricate/Hardware — 0.0%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
10.232%(c)	04/23/30^	154	154,683

Oil & Gas — 0.0%
Hilcorp Energy I LP,
Repriced Term Loan, 1 Month SOFR + 1.750%
5.389%(c)	02/11/30	370	370,083

Packaging & Containers — 0.1%
LABL, Inc.,
Term Loan, 3 Month SOFR + 2.375%
6.023%(c)	05/02/33	911	778,361

Retail — 0.0%
LBM Acquisition LLC,
Incremental Term B Loan, 1 Month SOFR + 3.850%
7.502%(c)	06/06/31	213	178,129

Software — 0.1%
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
9.008%(c)	07/14/28	976	485,301

Telecommunications — 0.5%
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
8.144%(c)	09/27/29	410	410,352
Connect Holdings 2 LLC,
Delayed Draw Term B Loan, 1 Month SOFR + 4.250%
7.903%(c)	04/03/31	1,230	1,153,469
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%
8.258%(c)	05/30/30	719	721,909

SEE NOTES TO FINANCIAL STATEMENTS.

A120

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Telecommunications (cont’d.)
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%
8.758%(c)	10/24/29	118	$110,352
Second Out Term Loan, 1 Month SOFR + 1.614%
6.000%(c)	10/24/31	393	269,887
Zayo Group Holdings, Inc.,
Dollar Term Loan, 1 Month SOFR + 3.114%
6.758%(c)	03/11/30	601	601,140

			3,267,109

TOTAL FLOATING RATE AND OTHER LOANS (cost $33,468,352)			29,435,476

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
4.375%(cc)	10/25/35	3	1,805
Alternative Loan Trust,
Series 2005-43, Class 4A3
4.125%(cc)	10/25/35	1	1,173
Series 2006-HY13, Class 4A1
4.437%(cc)	02/25/37	1	906
Series 2006-OA09, Class 2A1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)
4.174%(c)	07/20/46	1	1,246
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.324%)
3.973%(c)	10/25/46	13	6,394
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.376%(cc)	03/20/36	2	1,927
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.445%(cc)	09/25/37	4	4,315
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
4.114%(c)	07/19/46	4	1,919
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
4.143%(c)	09/25/46	2	2,254
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	9	3,797
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
3.973%(c)	04/25/46	1	1,124
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.156%(cc)	02/25/36	3	2,499
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	2	1,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES
(continued)
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
4.208%(cc)	02/25/37	1	$1,058
Series 2007-HY01, Class 4A1
3.976%(cc)	02/25/37	2	1,607

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,250)			33,153

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Notes
3.375%	11/30/27(k)	2,415	2,389,058
3.500%	10/31/27	2,525	2,503,301
3.625%	08/31/27	575	571,698
3.750%	06/30/27	1,650	1,644,212
3.750%	04/30/28	17,390	17,265,009
3.875%	07/31/27	3,245	3,235,873
3.875%	11/30/27(k)	2,275	2,266,024
3.875%	03/31/28	3,915	3,895,884
3.875%	04/30/30(k)	5,575	5,514,459
3.875%	04/30/31	7,035	6,934,421
4.000%	05/31/28(a)	17,365	17,315,483
4.125%	07/31/28(k)	2,000	1,998,438

TOTAL U.S. TREASURY OBLIGATIONS (cost $65,715,471)			65,533,860

		Shares

COMMON STOCKS — 2.1%
Chemicals — 0.2%
Cornerstone Chemical Co.*^(x)		26,744	133,720
TPC Group, Inc.*		49,934	982,052
Venator Materials PLC*^(x)		2,264	—

			1,115,772

Containers & Packaging — 0.0%
Labels Buyer LLC*		740	69,992
LABL, Inc.*		50	4,729

			74,721

Electric Utilities — 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^		11,836	355,080
Keycon Power Holdings LLC*^		21,440	870,464

			1,225,544

Gas Utilities — 0.2%
Ferrellgas Partners LP*		60,580	1,453,920

Interactive Media & Services — 0.0%
Diamond Sports Group LLC*(x)		62,171	13,491

Oil, Gas & Consumable Fuels — 0.4%
Expand Energy Corp		6,749	615,441
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)		1,246	90,751

SEE NOTES TO FINANCIAL STATEMENTS.

A121

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	28,339	$2,064,029
Heritage Power LLC, Litigation Trust Interests*^(x)	32,615	16,308

		2,786,529

Wireless Telecommunication Services — 1.1%
Altice France SA (France)*	14,283	285,277
Digicel International Finance Ltd. (Jamaica)*	264,007	7,540,832
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	24,108	16,982
Xplore, Inc. (Canada), CVR*^(x)	1,680	—

		7,843,091

TOTAL COMMON STOCKS (cost $7,919,978)		14,513,068

PREFERRED STOCKS — 0.5%
Containers & Packaging — 0.0%
Labels Buyer LLC, 12.000%, Maturing 12/31/79	298	248,830
LABL, Inc., Backstop Commitment & Holdback - 4(a)(2) Exempt, 12.000%, Maturing 12/31/79	80	66,800

		315,630

Electronic Equipment, Instruments & Components — 0.5%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,850	3,099,375

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^	17,198	226,584

TOTAL PREFERRED STOCKS (cost $3,169,440)		3,641,589

	Units
WARRANTS* — 0.0%
Containers & Packaging
Labels Buyer LLC, expiring 04/29/33	306	765

(cost $2,448)

TOTAL LONG-TERM INVESTMENTS (cost $682,866,648)		683,220,089

	Shares	Value

SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)	5,451,669	$5,451,669
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $32,696,862; includes $32,588,252 of cash collateral for securities on loan)(b)(wb)	32,739,945	32,717,027

TOTAL SHORT-TERM INVESTMENTS (cost $38,148,531)		38,168,696

TOTAL INVESTMENTS—103.8% (cost $721,015,179)		721,388,785

Liabilities in excess of other assets(z) — (3.8)%		(26,132,703)

NET ASSETS — 100.0%		$695,256,082

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,694,424 and 1.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,973,582; cash collateral of $32,588,252 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

(X)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(X) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A, 7.500%, 10/01/29	09/19/24-09/04/25	$754,538	$770,011	0.1%
Cornerstone Chemical Co.*^	12/06/23	508,136	133,720	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29	05/07/25-04/30/26	555,344	565,736	0.1
Diamond Sports Group LLC*	01/02/25	162,780	13,491	0.0
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	90,751	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23	293,488	2,064,029	0.3
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	16,308	16,308	0.0
JELD-WEN, Inc., Gtd. Notes, 144A, 4.875%, 12/15/27	06/11/25	23,264	20,729	0.0
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	10/24/24	77,812	16,982	0.0
Venator Materials PLC*^	06/29/17-10/19/23	3,574,374	—	0.0
Xplore, Inc. (Canada), CVR*^	10/24/24	—	—	0.0

Total		$5,966,044	$3,691,757	0.5%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $145,000)	145	$144,746	$—	$(254)

Futures contracts outstanding at June 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
406	5 Year U.S. Treasury Notes	Sep. 2026	$43,461,033	$42,300
292	10 Year U.S. Treasury Notes	Sep. 2026	32,088,064	123,159
14	20 Year U.S. Treasury Bonds	Sep. 2026	1,589,000	31,994

				197,453

Short Positions:
45	2 Year U.S. Treasury Notes	Sep. 2026	9,275,977	7,328
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	813,094	(26,683)
30	Bloomberg High Yield Credit	Sep. 2026	3,426,750	(15,383)

				(34,738)

				$162,715

SEE NOTES TO FINANCIAL STATEMENTS.

A123

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Credit default swap agreement outstanding at June 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V3	12/20/30	5.000%(Q)	16,665	2.854%	$1,036,974	$1,377,386	$340,412
CDX.NA.HY.46.V2	06/20/31	5.000%(Q)	40,956	3.037%	3,184,073	3,358,254	174,181

					$4,221,047	$4,735,640	$514,593

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$5,434,564

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,004,581	$—
Commercial Mortgage-Backed Securities	—	1,731,874	—
Corporate Bonds	—	563,766,670	559,053
Floating Rate and Other Loans	—	28,001,636	1,433,840
Residential Mortgage-Backed Securities	—	33,153	—
U.S. Treasury Obligations	—	65,533,860	—
Common Stocks	2,069,361	11,068,135	1,375,572
Preferred Stocks	—	315,630	3,325,959
Warrants	—	765	—
Short-Term Investments
Affiliated Mutual Funds	38,168,696	—	—

Total	$40,238,057	$674,456,304	$6,694,424

Other Financial Instruments*
Assets
Futures Contracts	$204,781	$—	$—
Centrally Cleared Credit Default Swap Agreements	—	514,593	—

Total	$204,781	$514,593	$—

Liabilities
Unfunded Loan Commitment	$—	$(254)	$—
Futures Contracts	(42,066)	—	—

Total	$(42,066)	$(254)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts and unfunded loan commitments are recorded atnet unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 12/31/25	$1,097,850	$2,575,956	$1,126,224	$3,063,959
Realized gain (loss)	—	14,627	—	—
Change in unrealized appreciation (depreciation)	(1,002)	70,965	249,348	262,000
Purchase/Exchange/Issuances	—	61,275	—	—
Sales/Paydowns	—	(1,097,398)	—	—
Accrued discount/premium	1,002	15,055	—	—
Transfer into Level 3*	—	—	—	—
Transfer out of Level 3*	(538,797)	(206,640)	—	—

Balance as of 06/30/26	$559,053	$1,433,840	$1,375,572	$3,325,959

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(1,002)	$70,965	$249,348	$262,000

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of June 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Corporate Bonds	$—	Market/Recovery Value	Recovery Rate	0.00%	Increase
Corporate Bonds	559,053	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Floating Rate and Other Loans	1,279,157	Market/Recovery Value	Recovery Rate	2.00% - 100.00%	Increase
Common Stocks	1,020,492	Market/Recovery Value	Recovery Rate	0.00% - 40.60%	Increase
Preferred Stocks	226,584	Market/Recovery Value	Recovery Rate	13.18%	Increase
Preferred Stocks	3,099,375	Market/Transaction Based	Discount/Premium Factor	0.00%	NA

	$6,184,661

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of June 30, 2026, the aggregate value of these securities and/or derivatives was $509,763. The unobservable inputs for these investments were not developed by the Portfolio and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

U.S. Treasury Obligations	9.4%
Media	6.9
Telecommunications	6.6
Affiliated Mutual Funds (4.7% represents investments purchased with collateral from securities on loan)	5.5
Diversified Financial Services	4.9
Oil & Gas	4.8
Healthcare-Services	4.5
Commercial Services	4.2
Home Builders	3.6
Electric	3.6
Retail	3.5
Pipelines	3.3
Entertainment	2.8
Chemicals	2.7
Real Estate Investment Trusts (REITs)	2.4
Mining	2.1
Insurance	1.8
Packaging & Containers	1.8
Auto Parts & Equipment	1.8
Pharmaceuticals	1.7
Iron/Steel	1.4
Aerospace & Defense	1.4
Lodging	1.3
Computers	1.3
Building Materials	1.2
Leisure Time	1.2
Wireless Telecommunication Services	1.1
Airlines	1.1
Auto Manufacturers	1.1
Real Estate	1.1

Software	1.1%
Foods	1.0
Environmental Control	1.0
Machinery-Diversified	0.8
Banks	0.7
Housewares	0.6
Internet	0.6
Collateralized Loan Obligations	0.6
Electrical Components & Equipment	0.5
Engineering & Construction	0.5
Miscellaneous Manufacturing	0.5
Electronic Equipment, Instruments & Components	0.5
Apparel	0.4
Advertising	0.4
Oil, Gas & Consumable Fuels	0.4
Distribution/Wholesale	0.4
Oil & Gas Services	0.4
Home Furnishings	0.4
Machinery-Construction & Mining	0.4
Holding Companies-Diversified	0.3
Transportation	0.3
Household Products/Wares	0.3
Commercial Mortgage-Backed Securities	0.3
Gas Utilities	0.2
Metal Fabricate/Hardware	0.2
Electric Utilities	0.2
Forest Products & Paper	0.1
Gas	0.1
Electronics	0.1
Semiconductors	0.1
Coal	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A126

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Industry Classification (continued):

Cosmetics/Personal Care	0.1%
Biotechnology	0.1
Containers & Packaging	0.0	*
Investment Companies	0.0	*
Office/Business Equipment	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Interactive Media & Services	0.0	*

	103.8
Liabilities in excess of other assets	(3.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$514,593	*	—	$—
Interest rate contracts	Due from/to broker-variation margin futures	204,781	*	Due from/to broker-variation margin futures	42,066	*

		$719,374			$42,066

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Credit contracts	$31,948	$—	$(183,456)
Interest rate contracts	—	(1,506,092)	—

Total	$31,948	$(1,506,092)	$(183,456)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Credit contracts	$(30,957)	$—	$309,050
Interest rate contracts	—	321,389	—

Total	$(30,957)	$321,389	$309,050

SEE NOTES TO FINANCIAL STATEMENTS.

A127

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

For the six months ended June 30, 2026, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 1,580,000
Futures Contracts - Long Positions (1)	68,498,505
Futures Contracts - Short Positions (1)	4,857,836
Credit Default Swap Agreements - Sell Protection (1)	36,872,883

*	Average volume is based on average quarter end balances for the six months ended June 30, 2026.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$31,973,582	$(31,973,582)	$—

(1) Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value, including securities on loan of $31,973,582:
Unaffiliated investments (cost $682,866,648)	$683,220,089
Affiliated investments (cost $38,148,531)	38,168,696
Cash	61,225
Dividends and interest receivable	10,876,424
Receivable for investments sold	1,684,307
Receivable for Portfolio shares sold	163,822
Prepaid expenses	1,022

Total Assets	734,175,585

LIABILITIES
Payable to broker for collateral for securities on loan	32,588,252
Payable for investments purchased	5,347,217
Accrued expenses and other liabilities	378,158
Management fee payable	291,374
Due to broker-variation margin futures	160,575
Payable for Portfolio shares purchased	119,252
Due to broker-variation margin swaps	29,677
Distribution fee payable	3,554
Affiliated transfer agent fee payable	1,190
Unrealized depreciation on unfunded loan commitment	254

Total Liabilities	38,919,503

NET ASSETS	$695,256,082

Net assets were comprised of:
Partners’ Equity.	$695,256,082

Class I:
Net asset value and redemption price per share, $677,927,883 / 84,580,664 outstanding shares of beneficial interest	$8.02

Class III:
Net asset value and redemption price per share, $17,328,199 / 2,189,692 outstanding shares of beneficial interest	$7.91

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$23,153,182
Affiliated dividend income	167,314
Income from securities lending, net (including affiliated income of $30,077)	30,135
Unaffiliated dividend income (net of $305 foreign withholding tax, of which $305 is reimbursable by an affiliate)	7,761

Total income	23,358,392

EXPENSES
Management fee	1,826,812
Distribution fee—Class III	21,776
Custodian and accounting fees	57,267
Audit fee	37,440
Shareholders’ reports	36,817
Professional fees	18,574
Trustees’ fees	10,431
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Miscellaneous	28,751

Total expenses	2,043,790
Less: Fee waivers and/or expense reimbursement .	(128,773)

Net expenses	1,915,017

NET INVESTMENT INCOME (LOSS)	21,443,375

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,857)	1,587,781
Futures transactions	(1,506,092)
Options written transactions	31,948
Swap agreements transactions	(183,456)

(69,819)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,661))	(6,292,620)
Futures	321,389
Options written	(30,957)
Swap agreements	309,050
Unfunded loan commitments	407

(5,692,731)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(5,762,550)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,680,825

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 21,443,375	$ 47,193,785
Net realized gain (loss) on investment and foreign currency transactions	(69,819)	(17,636,611)
Net change in unrealized appreciation (depreciation) on investments	(5,692,731)	29,317,485

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,680,825	58,874,659

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	63,487,280	267,935,099
Portfolio shares purchased	(69,630,202)	(356,778,843)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(6,142,922)	(88,843,744)

TOTAL INCREASE (DECREASE)	9,537,903	(29,969,085)
NET ASSETS:
Beginning of period	685,718,179	715,687,264

End of period.	$ 695,256,082	$ 685,718,179

SEE NOTES TO FINANCIAL STATEMENTS.

A129

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$7.83		$7.19	$6.62	$5.92	$6.67	$6.18

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.49	0.47	0.41	0.36	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.15	0.10	0.29	(1.11)	0.16

Total from investment operations	0.19		0.64	0.57	0.70	(0.75)	0.49

Net Asset Value, end of period	$8.02		$7.83	$7.19	$6.62	$5.92	$6.67

Total Return(b)	2.43%		8.90%	8.61%	11.82%	(11.24)%	7.93%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$678		$668	$701	$513	$476	$562
Average net assets (in millions)	$652		$701	$536	$486	$502	$550
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.57	%(d)	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses before waivers and/or expense reimbursement	0.61	%(d)	0.61%	0.61%	0.61%	0.60%	0.59%
Net investment income (loss)	6.46	%(d)	6.59%	6.80%	6.66%	5.93%	5.11%
Portfolio turnover rate(e)	27%		77%	37%	26%	33%	48%

Class III
	Six Months Ended June 30, 2026		Year Ended December 31,				April 26, 2021(f) through December 31, 2021
			2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$7.74		$7.12	$6.58	$5.90	$6.66	$6.41

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.47	0.45	0.39	0.35	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		0.15	0.09	0.29	(1.11)	0.03

Total from investment operations	0.17		0.62	0.54	0.68	(0.76)	0.25

Net Asset Value, end of period	$7.91		$7.74	$7.12	$6.58	$5.90	$6.66

Total Return(b)	2.20%		8.71%	8.21%	11.53%	(11.41)%	3.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$17		$17	$15	$12	$9	$6
Average net assets (in millions)	$18		$16	$13	$11	$8	$2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82	%(d)	0.82%	0.82%	0.82%	0.82%	0.80	%(g)
Expenses before waivers and/or expense reimbursement	0.86	%(d)	0.86%	0.86%	0.86%	0.85%	0.82	%(g)
Net investment income (loss)	6.21	%(d)	6.35%	6.53%	6.41%	5.76%	4.72	%(g)
Portfolio turnover rate(e)	27%		77%	37%	26%	33%	48%
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense — 2.3%
General Electric Co.	58,393	$21,823,216
Northrop Grumman Corp.	176,492	89,889,140
RTX Corp.	316,329	60,017,101
Woodward, Inc.	48,558	20,658,516

		192,387,973

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	127,179	23,952,893

Automobiles — 1.8%
General Motors Co	642,763	49,544,172
Tesla, Inc.*	240,185	101,021,811

		150,565,983

Banks — 9.0%
Bank of America Corp.	3,031,172	172,716,181
East West Bancorp, Inc.	346,803	44,768,799
JPMorgan Chase & Co.	331,655	108,560,631
M&T Bank Corp.(a)	507,464	120,781,507
PNC Financial Services Group, Inc. (The)	587,494	144,652,773
Truist Financial Corp.	2,746,625	136,836,857
Wintrust Financial Corp.	198,421	31,890,223

		760,206,971

Beverages — 0.7%
PepsiCo, Inc.	461,343	62,465,842

Biotechnology — 1.0%
AbbVie, Inc.	154,578	38,898,008
Amgen, Inc.	127,518	46,176,818

		85,074,826

Broadline Retail — 3.8%
Amazon.com, Inc.*	1,341,998	319,851,803

Building Products — 0.6%
Johnson Controls International PLC	363,104	53,053,125

Capital Markets — 0.2%
Houlihan Lokey, Inc.	148,353	19,898,588

Chemicals — 0.4%
DuPont de Nemours, Inc.(a)	232,626	31,553,391

Communications Equipment — 2.2%
Cisco Systems, Inc.	1,423,580	167,213,707
Lumentum Holdings, Inc.*	25,025	21,472,951

		188,686,658

Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	21,354	42,322,560

Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	23,740	22,208,058
Walmart, Inc.	280,758	31,798,651

		54,006,709

Containers & Packaging — 0.3%
Crown Holdings, Inc.	212,152	23,722,837

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	1,792,614	37,107,110

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Space Exploration Technologies Corp. (Class A Stock)*(a)	154,207	$26,347,808
Verizon Communications, Inc.	975,830	41,316,642

		104,771,560

Electric Utilities — 0.6%
NextEra Energy, Inc.(a)	544,692	47,807,617

Electrical Equipment — 1.2%
AMETEK, Inc.	116,073	28,082,702
GE Vernova, Inc.	18,819	22,109,690
Rockwell Automation, Inc.	101,959	50,477,862

		100,670,254

Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	161,857	41,343,134
Teledyne Technologies, Inc.*(a)	33,910	22,614,579

		63,957,713

Energy Equipment & Services — 0.5%
TechnipFMC PLC (United Kingdom)(a)	689,710	45,727,773

Entertainment — 1.8%
Netflix, Inc.*	1,186,294	84,701,392
Walt Disney Co. (The)	746,161	71,817,996

		156,519,388

Financial Services — 1.9%
Visa, Inc. (Class A Stock)	460,750	158,078,718

Food Products — 0.3%
Hershey Co. (The)	120,973	21,224,713

Ground Transportation — 1.8%
Uber Technologies, Inc.*	566,174	40,855,116
Union Pacific Corp.(a)	398,176	108,303,872

		149,158,988

Health Care Providers & Services — 1.7%
Cencora, Inc.	99,176	28,064,824
Encompass Health Corp.(a)	225,170	22,760,184
UnitedHealth Group, Inc.	215,260	89,468,514

		140,293,522

Hotels, Restaurants & Leisure — 0.5%
Airbnb, Inc. (Class A Stock)*	146,645	20,984,900
Domino’s Pizza, Inc.(a)	66,834	19,785,537

		40,770,437

Household Durables — 1.0%
Toll Brothers, Inc.	505,665	83,308,309

Independent Power & Renewable Electricity Producers — 0.3%
Vistra Corp.	180,917	28,698,864

Industrial REITs — 0.6%
Prologis, Inc.	350,807	47,523,824

Insurance — 3.7%
Chubb Ltd.	302,891	103,207,079
Markel Group, Inc.*	20,058	39,173,475
Marsh & McLennan Cos., Inc.	357,235	59,540,357
MetLife, Inc.	1,052,020	89,011,412

SEE NOTES TO FINANCIAL STATEMENTS.

A131

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
RenaissanceRe Holdings Ltd. (Bermuda)(a)	75,334	$23,873,345

		314,805,668

Interactive Media & Services — 8.8%
Alphabet, Inc. (Class A Stock)	1,477,581	528,043,122
Meta Platforms, Inc. (Class A Stock)	379,003	213,488,600

		741,531,722

IT Services — 0.6%
International Business Machines Corp.(a)	165,742	46,608,308

Machinery — 2.2%
Nordson Corp.	147,417	44,474,235
Parker-Hannifin Corp.	146,873	143,659,419

		188,133,654

Marine Transportation — 0.2%
Kirby Corp.*	148,490	20,190,185

Metals & Mining — 0.0%
Sedibelo Resources Ltd. (South Africa) Private Placement*^	129,100	17

Multi-Utilities — 1.0%
CenterPoint Energy, Inc.(a)	975,417	42,957,365
NiSource, Inc.	941,983	44,791,291

		87,748,656

Oil, Gas & Consumable Fuels — 4.2%
Cheniere Energy, Inc.	460,862	110,150,626
EQT Corp.(a)	485,276	25,802,125
Exxon Mobil Corp.	260,954	35,677,631
Shell PLC, ADR(a)	1,357,380	105,251,245
Valero Energy Corp.	213,856	55,696,657
Williams Cos., Inc. (The)	300,149	22,313,077

		354,891,361

Pharmaceuticals — 3.3%
Elanco Animal Health, Inc.*(a)	862,250	21,219,973
Eli Lilly & Co.	135,819	162,905,383
Merck & Co., Inc.	713,812	91,724,842

		275,850,198

Residential REITs — 0.7%
Camden Property Trust	493,156	56,461,430

Semiconductors & Semiconductor Equipment — 19.4%
Advanced Micro Devices, Inc.*	341,490	198,374,956
Applied Materials, Inc.	36,002	26,029,446
Broadcom, Inc.	816,238	308,333,905
Intel Corp.*	288,105	40,228,101
Lam Research Corp.	582,695	252,499,224
Micron Technology, Inc.	196,572	226,901,094
NVIDIA Corp.	2,941,535	588,571,738

		1,640,938,464

Software — 5.3%
AppLovin Corp. (Class A Stock)*	168,663	86,900,237
Datadog, Inc. (Class A Stock)*	93,648	24,382,193

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Microsoft Corp.	905,435	$337,745,364

		449,027,794

Specialized REITs — 0.5%
Gaming & Leisure Properties, Inc.	976,816	43,497,616

Specialty Retail — 2.1%
Five Below, Inc.*	114,181	20,528,602
Lowe’s Cos., Inc.	135,150	29,799,224
O’Reilly Automotive, Inc.*	382,346	35,210,243
Ross Stores, Inc.(a)	128,598	27,372,084
TJX Cos., Inc. (The)	449,631	68,119,096

		181,029,249

Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc.	2,196,232	635,501,691
Dell Technologies, Inc. (Class C Stock)(a)	242,091	104,452,583

		739,954,274

Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp.	156,312	62,745,200

TOTAL LONG-TERM INVESTMENTS — 99.3% (cost $4,934,195,688)		8,399,675,635

SHORT-TERM INVESTMENTS — 5.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)	61,101,561	61,101,561
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $379,744,397; includes $378,838,397 of cash collateral for securities on loan)(b)(wb)	380,045,255	379,779,223

TOTAL SHORT-TERM INVESTMENTS (cost $440,845,958)		440,880,784

TOTAL INVESTMENTS—104.5% (cost $5,375,041,646)		8,840,556,419
Liabilities in excess of other assets — (4.5)%		(380,299,598)

NET ASSETS — 100.0%		$8,460,256,821

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $372,689,624; cash collateral of $378,838,397 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$192,387,973	$—	$—
Air Freight & Logistics	23,952,893	—	—
Automobiles	150,565,983	—	—
Banks	760,206,971	—	—
Beverages	62,465,842	—	—
Biotechnology	85,074,826	—	—
Broadline Retail	319,851,803	—	—
Building Products	53,053,125	—	—
Capital Markets	19,898,588	—	—
Chemicals	31,553,391	—	—
Communications Equipment	188,686,658	—	—
Construction & Engineering	42,322,560	—	—
Consumer Staples Distribution & Retail	54,006,709	—	—
Containers & Packaging	23,722,837	—	—
Diversified Telecommunication Services	104,771,560	—	—
Electric Utilities	47,807,617	—	—
Electrical Equipment	100,670,254	—	—
Electronic Equipment, Instruments & Components	63,957,713	—	—
Energy Equipment & Services	45,727,773	—	—
Entertainment	156,519,388	—	—
Financial Services	158,078,718	—	—
Food Products	21,224,713	—	—
Ground Transportation	149,158,988	—	—
Health Care Providers & Services	140,293,522	—	—
Hotels, Restaurants & Leisure	40,770,437	—	—
Household Durables	83,308,309	—	—
Independent Power & Renewable Electricity Producers	28,698,864	—	—
Industrial REITs	47,523,824	—	—
Insurance.	314,805,668	—	—
Interactive Media & Services	741,531,722	—	—
IT Services	46,608,308	—	—
Machinery	188,133,654	—	—
Marine Transportation	20,190,185	—	—
Metals & Mining	—	—	17
Multi-Utilities	87,748,656	—	—
Oil, Gas & Consumable Fuels	354,891,361	—	—
Pharmaceuticals.	275,850,198	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A133

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Residential REITs	$56,461,430	$—	$—
Semiconductors & Semiconductor Equipment	1,640,938,464	—	—
Software	449,027,794	—	—
Specialized REITs	43,497,616	—	—
Specialty Retail	181,029,249	—	—
Technology Hardware, Storage & Peripherals	739,954,274	—	—
Textiles, Apparel & Luxury Goods	62,745,200	—	—
Short-Term Investments
Affiliated Mutual Funds	440,880,784	—	—

Total.	$8,840,556,402	$—	$17

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Semiconductors & Semiconductor Equipment	19.4%
Banks	9.0
Interactive Media & Services	8.8
Technology Hardware, Storage & Peripherals	8.7
Software	5.3
Affiliated Mutual Funds (4.5% represents investments purchased with collateral from securities on loan)	5.2
Oil, Gas & Consumable Fuels	4.2
Broadline Retail	3.8
Insurance	3.7
Pharmaceuticals	3.3
Aerospace & Defense	2.3
Communications Equipment	2.2
Machinery	2.2
Specialty Retail	2.1
Financial Services	1.9
Entertainment	1.8
Automobiles	1.8
Ground Transportation	1.8
Health Care Providers & Services	1.7
Diversified Telecommunication Services	1.2
Electrical Equipment	1.2
Multi-Utilities	1.0
Biotechnology	1.0
Household Durables	1.0
Electronic Equipment, Instruments & Components	0.8

Textiles, Apparel & Luxury Goods	0.7%
Beverages	0.7
Residential REITs	0.7
Consumer Staples Distribution & Retail	0.6
Building Products	0.6
Electric Utilities	0.6
Industrial REITs	0.6
IT Services	0.6
Energy Equipment & Services	0.5
Specialized REITs	0.5
Construction & Engineering	0.5
Hotels, Restaurants & Leisure	0.5
Chemicals	0.4
Independent Power & Renewable Electricity Producers	0.3
Air Freight & Logistics	0.3
Containers & Packaging	0.3
Food Products	0.3
Marine Transportation	0.2
Capital Markets	0.2
Metals & Mining	0.0 *

104.5
Liabilities in excess of other assets	(4.5)

100.0%

* Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$372,689,624	$(372,689,624)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A134

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value, including securities on loan of $372,689,624:
Unaffiliated investments (cost $4,934,195,688)	$8,399,675,635
Affiliated investments (cost $440,845,958)	440,880,784
Tax reclaim receivable	2,524,125
Dividends receivable	2,486,519
Receivable for Portfolio shares sold	41,119
Prepaid expenses and other assets	530,978

Total Assets	8,846,139,160

LIABILITIES
Payable to broker for collateral for securities on loan	378,838,397
Management fee payable	3,018,878
Payable for Portfolio shares purchased	1,944,942
Accrued expenses and other liabilities	1,184,016
Payable to affiliate	869,314
Distribution fee payable	17,986
Administration fee payable	7,616
Affiliated transfer agent fee payable	1,190

Total Liabilities	385,882,339

NET ASSETS	$8,460,256,821

Net assets were comprised of:
Partners’ Equity	$8,460,256,821

Class I:
Net asset value and redemption price per share, $8,372,180,733 / 51,478,924 outstanding shares of beneficial interest	$162.63

Class II:
Net asset value and redemption price per share, $62,317,214 / 400,153 outstanding shares of beneficial interest	$155.73

Class III:
Net asset value and redemption price per share, $25,758,874 / 160,452 outstanding shares of beneficial interest	$160.54

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $88,290 foreign withholding tax, of which $1,177 is reimbursable by an affiliate)	$50,434,933
Affiliated dividend income	954,782
Affiliated income from securities lending, net	170,442

Total income	51,560,157

EXPENSES
Management fee.	17,867,478
Distribution fee—Class II	73,617
Distribution fee—Class III	31,490
Administration fee—Class II	44,170
Custodian and accounting fees	195,867
Shareholders’ reports	145,984
Trustees’ fees	75,447
Professional fees	46,208
Audit fee	21,250
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Miscellaneous	84,790

Total expenses	18,592,223
Less: Fee waivers and/or expense reimbursement	(476,466)

Net expenses	18,115,757

NET INVESTMENT INCOME (LOSS)	33,444,400

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(69,903))	434,271,287
Foreign currency transactions	10,213

434,281,500

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $11,829)	421,386,584
Foreign currencies	(15,058)

421,371,526

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	855,653,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$889,097,426

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$33,444,400	$54,349,539
Net realized gain (loss) on investment and foreign currency transactions	434,281,500	714,868,871
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	421,371,526	555,096,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	889,097,426	1,324,314,466

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	5,769,192	10,313,083
Net asset value of shares issued in merger	—	466,292,620
Portfolio shares purchased	(359,119,243)	(608,744,441)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(353,350,051)	(132,138,738)

TOTAL INCREASE (DECREASE)	535,747,375	1,192,175,728
NET ASSETS:
Beginning of period	7,924,509,446	6,732,333,718

End of period	$8,460,256,821	$7,924,509,446

SEE NOTES TO FINANCIAL STATEMENTS.

A136

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$145.76		$122.98	$97.36	$73.47	$98.09	$81.50

Income (Loss) From Investment Operations:
Net investment income (loss)	0.63		0.98	0.87	0.77	0.76	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	16.24		21.80	24.75	23.12	(25.38)	16.19

Total from investment operations	16.87		22.78	25.62	23.89	(24.62)	16.59

Net Asset Value, end of period	$162.63		$145.76	$122.98	$97.36	$73.47	$98.09

Total Return(c)	11.57%		18.52%	26.32%	32.52%	(25.10)%	20.36%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,372.2		$7,839.0	$6,684.1	$5,644.6	$4,482.9	$6,379.2
Average net assets (in millions)	$7,922.1		$7,206.9	$6,310.9	$5,012.2	$5,044.7	$6,084.1
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45	%(e)	0.46%	0.46%	0.46%	0.46%	0.46%
Expenses before waivers and/or expense reimbursement	0.46	%(e)	0.47%	0.46%	0.46%	0.46%	0.46%
Net investment income (loss)	0.85	%(e)	0.75%	0.77%	0.90%	0.95%	0.45%
Portfolio turnover rate(f)	50%		95%	102%	77%	22%	29%

Class II
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$139.85		$118.47	$94.17	$71.35		$95.64	$79.78

Income (Loss) From Investment Operations:
Net investment income (loss)	0.32		0.43	0.40	(0.01	)(b)	0.43	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	15.56		20.95	23.90	22.83		(24.72)	15.82

Total from investment operations	15.88		21.38	24.30	22.82		(24.29)	15.86

Net Asset Value, end of period	$155.73		$139.85	$118.47	$94.17		$71.35	$95.64

Total Return(c)	11.35%		18.05%	25.80%	31.98%		(25.40)%	19.88%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$62.3		$59.3	$44.6	$39.1		$1.6	$2.3
Average net assets (in millions)	$59.4		$55.4	$43.3	$4.1		$1.8	$2.2
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.86%	0.86%	0.85%		0.86%	0.86%
Expenses before waivers and/or expense reimbursement	0.86	%(e)	0.87%	0.86%	0.85%		0.86%	0.86%
Net investment income (loss)	0.45	%(e)	0.34%	0.37%	(0.01)%		0.55%	0.04%
Portfolio turnover rate(f)	50%		95%	102%	77%		22%	29%

SEE NOTES TO FINANCIAL STATEMENTS.

A137

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30,		Year Ended December 31,				April 26, 2021(g) through December 31, 2021
	2026		2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$144.06		$121.85	$96.71	$73.16	$97.92	$87.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.44		0.59	0.59	0.52	0.58	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	16.04		21.62	24.55	23.03	(25.34)	10.06

Total from investment operations	16.48		22.21	25.14	23.55	(24.76)	10.18

Net Asset Value, end of period	$160.54		$144.06	$121.85	$96.71	$73.16	$97.92

Total Return(c)	11.44%		18.23%	26.00%	32.19%	(25.29)%	11.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25.8		$26.2	$3.6	$2.7	$0.9	$0.6
Average net assets (in millions)	$25.4		$19.1	$3.4	$1.4	$0.8	$0.2

Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.70	%(e)	0.71%	0.71%	0.71%	0.71%	0.70	%(h)
Expenses before waivers and/or expense reimbursement	0.71	%(e)	0.72%	0.71%	0.71%	0.71%	0.70	%(h)
Net investment income (loss)	0.60	%(e)	0.44%	0.52%	0.61%	0.74%	0.18	%(h)
Portfolio turnover rate(f)	50%		95%	102%	77%	22%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Aerospace & Defense — 4.9%
Boeing Co. (The)*	410,232	$88,802,921
General Electric Co	387,735	144,908,202

		233,711,123

Automobiles — 2.8%
Tesla, Inc.*	323,280	135,971,568

Biotechnology — 1.2%
Vertex Pharmaceuticals, Inc.*	116,973	58,103,998

Broadline Retail — 6.3%
Amazon.com, Inc.*	1,174,537	279,939,149
MercadoLibre, Inc. (Brazil)*	11,491	19,504,708

		299,443,857

Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	52,731	53,330,551

Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp	73,165	68,443,662
Walmart, Inc	732,877	83,005,649

		151,449,311

Diversified Telecommunication Services — 1.0%
Space Exploration Technologies Corp. (Class A Stock)*(a)	267,453	45,697,020

Electric Utilities — 1.2%
Constellation Energy Corp	228,671	56,795,016

Electrical Equipment — 0.8%
Vertiv Holdings Co. (Class A Stock)	114,763	38,424,948

Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. (Class A Stock)	366,835	64,680,347

Entertainment — 3.6%
Netflix, Inc.*	988,414	70,572,760
Spotify Technology SA*	118,964	54,619,941
Walt Disney Co. (The)(a)	498,295	47,960,894

		173,153,595

Financial Services — 4.2%
Mastercard, Inc. (Class A Stock)	224,626	115,367,914
Visa, Inc. (Class A Stock)	245,811	84,335,296

		199,703,210

Health Care Equipment & Supplies — 1.0%
Intuitive Surgical, Inc.*	117,883	46,879,711

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. (Class A Stock)*	164,885	23,595,043
DoorDash, Inc. (Class A Stock)*	79,650	14,697,815
Hilton Worldwide Holdings, Inc	141,717	46,831,800
Starbucks Corp.(a)	140,260	14,333,169

		99,457,827

Interactive Media & Services — 10.9%
Alphabet, Inc. (Class A Stock)	479,575	171,385,718
Alphabet, Inc. (Class C Stock)	545,247	192,652,122
Meta Platforms, Inc. (Class A Stock)	276,809	155,923,742

		519,961,582

	Shares	Value

COMMON STOCKS (continued)
IT Services — 3.2%
Cloudflare, Inc. (Class A Stock)*	240,166	$58,907,916
Shopify, Inc. (Canada) (Class A Stock)*	307,916	35,157,849
Snowflake, Inc.*	232,032	59,052,144

		153,117,909

Pharmaceuticals — 5.2%
Eli Lilly & Co	204,998	245,880,751

Semiconductors & Semiconductor Equipment — 25.1%
Advanced Micro Devices, Inc.*	341,621	198,451,055
Broadcom, Inc.(a)	721,885	272,692,059
KLA Corp	242,838	73,266,653
Micron Technology, Inc	19,887	22,955,365
NVIDIA Corp	2,175,453	435,286,391
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	277,341	132,449,741
Texas Instruments, Inc	202,724	60,425,943

		1,195,527,207

Software — 11.4%
AppLovin Corp. (Class A Stock)*	70,209	36,173,783
Cadence Design Systems, Inc.*	157,332	59,049,846
Crowdstrike Holdings, Inc. (Class A Stock)*	131,062	100,018,655
Datadog, Inc. (Class A Stock)*	258,579	67,323,629
Microsoft Corp	556,953	207,754,608
Oracle Corp	234,806	34,410,819
Palantir Technologies, Inc. (Class A Stock)*	336,833	39,298,306

		544,029,646

Specialty Retail — 1.4%
O’Reilly Automotive, Inc.*	472,193	43,484,253
TJX Cos., Inc. (The)	142,025	21,516,788

		65,001,041

Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc	972,315	281,349,068
Sandisk Corp.*	22,146	50,354,025

		331,703,093

TOTAL LONG-TERM INVESTMENTS—99.0% (cost $1,818,961,572)		4,712,023,311

SEE NOTES TO FINANCIAL STATEMENTS.

A139

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 2.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)	5,674,304	$5,674,304
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $99,130,760; includes $98,985,679 of cash collateral for securities on loan)(b)(wb)	99,200,425	99,130,985

TOTAL SHORT-TERM INVESTMENTS (cost $104,805,064)		104,805,289

TOTAL INVESTMENTS—101.2% (cost $1,923,766,636)		4,816,828,600
Liabilities in excess of other assets — (1.2)%		(57,811,401)

NET ASSETS — 100.0%		$4,759,017,199

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,559,719; cash collateral of $98,985,679 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$233,711,123	$—	$—
Automobiles	135,971,568	—	—
Biotechnology	58,103,998	—	—
Broadline Retail	299,443,857	—	—
Capital Markets	53,330,551	—	—
Consumer Staples Distribution & Retail	151,449,311	—	—
Diversified Telecommunication Services.	45,697,020	—	—
Electric Utilities	56,795,016	—	—
Electrical Equipment	38,424,948	—	—
Electronic Equipment, Instruments & Components.	64,680,347	—	—
Entertainment	173,153,595	—	—
Financial Services	199,703,210	—	—
Health Care Equipment & Supplies	46,879,711	—	—
Hotels, Restaurants & Leisure	99,457,827	—	—
Interactive Media & Services	519,961,582	—	—
IT Services	153,117,909	—	—
Pharmaceuticals.	245,880,751	—	—
Semiconductors & Semiconductor Equipment.	1,195,527,207	—	—
Software	544,029,646	—	—
Specialty Retail.	65,001,041	—	—
Technology Hardware, Storage & Peripherals	331,703,093	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A140

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$104,805,289	$—	$—

Total	$4,816,828,600	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Semiconductors & Semiconductor Equipment	25.1%
Software	11.4
Interactive Media & Services	10.9
Technology Hardware, Storage & Peripherals	7.0
Broadline Retail	6.3
Pharmaceuticals	5.2
Aerospace & Defense	4.9
Financial Services	4.2
Entertainment	3.6
IT Services	3.2
Consumer Staples Distribution & Retail	3.2
Automobiles	2.8
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	2.2

Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.4
Electronic Equipment, Instruments & Components	1.4
Biotechnology	1.2
Electric Utilities	1.2
Capital Markets	1.1
Health Care Equipment & Supplies	1.0
Diversified Telecommunication Services	1.0
Electrical Equipment	0.8

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$97,559,719	$(97,559,719)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value, including securities on loan of $97,559,719:
Unaffiliated investments (cost $1,818,961,572)	$4,712,023,311
Affiliated investments (cost $104,805,064)	104,805,289
Receivable for investments sold	69,590,235
Dividends receivable	749,630
Tax reclaim receivable	386,192
Receivable for Portfolio shares sold	3,132
Prepaid expenses	6,642

Total Assets	4,887,564,431

LIABILITIES
Payable to broker for collateral for securities on loan	98,985,679
Payable for investments purchased	25,776,944
Management fee payable	2,281,191
Payable for Portfolio shares purchased	1,039,509
Accrued expenses and other liabilities	350,276
Payable to affiliate	103,400
Distribution fee payable	7,365
Administration fee payable	1,678
Affiliated transfer agent fee payable	1,190

Total Liabilities	128,547,232

NET ASSETS	$4,759,017,199

Net assets were comprised of:
Partners’ Equity	$4,759,017,199

Class I:
Net asset value and redemption price per share, $4,723,116,004 / 21,132,830 outstanding shares of beneficial interest	$223.50

Class II:
Net asset value and redemption price per share, $13,678,831 / 65,781 outstanding shares of beneficial interest	$207.95

Class III:
Net asset value and redemption price per share, $22,222,364 / 100,731 outstanding shares of beneficial interest	$220.61

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $113,206 foreign withholding tax)	$8,998,010
Affiliated dividend income	504,273
Affiliated income from securities lending, net	18,782

Total income	9,521,065

EXPENSES
Management fee	13,479,148
Distribution fee—Class II	16,355
Distribution fee—Class III	26,565
Administration fee—Class II	9,813
Custodian and accounting fees	122,089
Shareholders’ reports	92,316
Trustees’ fees	44,456
Professional fees	36,567
Audit fee	21,250
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Miscellaneous	60,498

Total expenses	13,914,979
Less: Fee waivers and/or expense reimbursement	(336,979)

Net expenses	13,578,000

NET INVESTMENT INCOME (LOSS)	(4,056,935)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,484))	87,407,385
Foreign currency transactions	8,740

87,416,125

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $225)	161,905,661
Foreign currencies	(1,503)

161,904,158

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	249,320,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$245,263,348

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(4,056,935)	$(6,283,472)
Net realized gain (loss) on investment and foreign currency transactions	87,416,125	194,788,430
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	161,904,158	469,744,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	245,263,348	658,249,101

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	38,549,487	132,965,841
Net asset value of shares issued in merger	—	386,185,687
Portfolio shares purchased	(192,238,433)	(317,566,989)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(153,688,946)	201,584,539

TOTAL INCREASE (DECREASE)	91,574,402	859,833,640
NET ASSETS:
Beginning of period	4,667,442,797	3,807,609,157

End of period	$4,759,017,199	$4,667,442,797

SEE NOTES TO FINANCIAL STATEMENTS.

A142

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$211.86		$185.41	$141.67	$92.29	$147.90	$127.49

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.18)		(0.28)	(0.21)	0.05	(0.01)	(0.45)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.82		26.73	43.95	49.33	(55.60)	20.86

Total from investment operations	11.64		26.45	43.74	49.38	(55.61)	20.41

Net Asset Value, end of period	$223.50		$211.86	$185.41	$141.67	$92.29	$147.90

Total Return(c)	5.48%		14.27%	30.88%	53.51%	(37.60)%	16.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,723		$4,631	$3,778	$3,065	$2,111	$3,566
Average net assets (in millions)	$4,496		$4,239	$3,499	$2,635	$2,537	$3,435
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.61%	0.62%	0.62%	0.62%	0.61%
Expenses before waivers and/or expense reimbursement	0.62	%(e)	0.62%	0.62%	0.62%	0.62%	0.61%
Net investment income (loss)	(0.18	)%(e)	(0.14)%	(0.13)%	0.04%	(0.01)%	(0.32)%
Portfolio turnover rate(f)	12%		34%	31%	32%	32%	40%

Class II
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$197.51		$173.55	$133.14	$87.07		$140.11	$121.26

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.56)		(0.98)	(0.82)	(0.37	)(b)	(0.43)	(0.95)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.00		24.94	41.23	46.44		(52.61)	19.80

Total from investment operations	10.44		23.96	40.41	46.07		(53.04)	18.85

Net Asset Value, end of period	$207.95		$197.51	$173.55	$133.14		$87.07	$140.11

Total Return(c)	5.27%		13.81%	30.35%	52.89%		(37.85)%	15.55%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14		$14	$14	$12		$43	$82
Average net assets (in millions)	$13		$14	$13	$36		$55	$85
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.01%	1.02%	1.02%		1.02%	1.01%
Expenses before waivers and/or expense reimbursement	1.01	%(e)	1.02%	1.02%	1.02%		1.02%	1.01%
Net investment income (loss)	(0.58	)%(e)	(0.54)%	(0.53)%	(0.35)%		(0.42)%	(0.72)%
Portfolio turnover rate(f)	12%		34%	31%	32%		32%	40%

SEE NOTES TO FINANCIAL STATEMENTS.

A143

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30,		Year Ended December 31,					April 26, 2021(g) through December 31, 2021
	2026		2025	2024	2023		2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$209.38		$183.70	$140.72	$91.90		$147.64	$132.99

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.44)		(0.77)	(0.62)	(0.25	)(b)	(0.24)	(0.59)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.67		26.45	43.60	49.07		(55.50)	15.24

Total from investment operations	11.23		25.68	42.98	48.82		(55.74)	14.65

Net Asset Value, end of period	$220.61		$209.38	$183.70	$140.72		$91.90	$147.64

Total Return(c)	5.35%		13.98%	30.54%	53.12%		(37.75)%	11.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$22		$22	$16	$12		$6	$5
Average net assets (in millions)	$21		$19	$14	$9		$6	$2
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.86%	0.87%	0.87%		0.86%	0.86	%(h)
Expenses before waivers and/or expense reimbursement	0.87	%(e)	0.87%	0.87%	0.87%		0.86%	0.86	%(h)
Net investment income (loss)	(0.43	)%(e)	(0.40)%	(0.38)%	(0.21)%		(0.23)%	(0.58	)%(h)
Portfolio turnover rate(f)	12%		34%	31%	32%		32%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A144

PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS
Aerospace & Defense — 5.1%
Airbus SE (France)	122,090	$27,164,029
Boeing Co. (The)*	126,121	27,301,413
General Electric Co.	64,547	24,123,150
RTX Corp.	205,614	39,011,144

		117,599,736

Automobiles — 1.7%
General Motors Co.	501,539	38,658,626

Banks — 11.2%
Bank of America Corp.	851,078	48,494,425
JPMorgan Chase & Co.	300,667	98,417,329
M&T Bank Corp.	138,076	32,863,469
PNC Financial Services Group, Inc. (The)	181,438	44,673,664
Truist Financial Corp.	666,955	33,227,698

		257,676,585

Beverages — 0.8%
PepsiCo, Inc.	132,857	17,988,838

Biotechnology — 1.4%
AbbVie, Inc.	127,411	32,061,704

Broadline Retail — 4.2%
Amazon.com, Inc.*	406,403	96,862,091

Building Products — 1.8%
Johnson Controls International PLC	285,352	41,692,781

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	50,838	51,416,028

Chemicals — 1.9%
DuPont de Nemours, Inc.(a)	144,821	19,643,521
Linde PLC	46,044	23,894,073

		43,537,594

Communications Equipment — 2.0%
Cisco Systems, Inc.	387,735	45,543,353

Consumer Staples Distribution & Retail — 2.6%
Walmart, Inc.	522,290	59,154,565

Electric Utilities — 1.6%
Alliant Energy Corp.(a)	214,378	16,354,898
PPL Corp.	554,847	20,168,688

		36,523,586

Electrical Equipment — 0.9%
Siemens Energy AG (Germany)	111,520	21,260,342

Entertainment — 1.2%
Walt Disney Co. (The)	292,480	28,151,200

Ground Transportation — 1.3%
Union Pacific Corp.	114,693	31,196,496

Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	80,153	33,313,991

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	64,882	17,538,253

Household Durables — 1.5%
Toll Brothers, Inc.	203,356	33,502,901

	Shares	Value

COMMON STOCKS (continued)
Industrial Conglomerates — 1.5%
3M Co.	210,822	$34,134,190

Industrial REITs — 1.1%
Prologis, Inc.	182,421	24,712,573

Insurance — 4.3%
Chubb Ltd.	77,077	26,263,217
Lincoln National Corp.	554,871	19,614,690
Marsh & McLennan Cos., Inc.	98,599	16,433,495
MetLife, Inc.	438,183	37,074,664

		99,386,066

Interactive Media & Services — 2.4%
Alphabet, Inc. (Class A Stock)	114,077	40,767,697
Meta Platforms, Inc. (Class A Stock)	25,317	14,260,813

		55,028,510

IT Services — 0.8%
International Business Machines Corp.	68,924	19,382,118

Machinery — 2.8%
Caterpillar, Inc.	24,002	25,559,730
Parker-Hannifin Corp.	39,609	38,742,355

		64,302,085

Multi-Utilities — 4.3%
CenterPoint Energy, Inc.(a)	928,299	40,882,288
NiSource, Inc.	1,211,942	57,627,842

		98,510,130

Oil, Gas & Consumable Fuels — 7.7%
Cheniere Energy, Inc.	101,692	24,305,405
Chevron Corp.	206,265	34,190,486
Exxon Mobil Corp.	355,798	48,644,703
Shell PLC, ADR(a)	378,230	29,327,954
Williams Cos., Inc. (The)	566,467	42,111,157

		178,579,705

Pharmaceuticals — 5.4%
AstraZeneca PLC (United Kingdom)	141,104	26,756,140
Eli Lilly & Co.	37,383	44,838,292
Merck & Co., Inc.	261,272	33,573,452
Roche Holding AG, ADR(a)	377,582	19,388,836

		124,556,720

Residential REITs — 1.4%
Camden Property Trust	291,973	33,427,989

Semiconductors & Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc.*	69,292	40,252,416
Applied Materials, Inc.	51,791	37,444,893
Broadcom, Inc.	60,870	22,993,642
Intel Corp.*	234,341	32,721,034
Micron Technology, Inc.	19,006	21,938,436
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	53,023	25,322,194
Texas Instruments, Inc.	92,462	27,560,148

		208,232,763

Software — 3.7%
Microsoft Corp.	228,794	85,344,738

SEE NOTES TO FINANCIAL STATEMENTS.

A145

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs — 1.1%
Gaming & Leisure Properties, Inc.	579,664	$25,812,438

Specialty Retail — 0.9%
Lowe’s Cos., Inc.	98,235	21,659,835

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	251,475	72,766,806
Dell Technologies, Inc. (Class C Stock)	50,220	21,667,921

		94,434,727

Trading Companies & Distributors — 1.3%
United Rentals, Inc.	26,549	30,077,097

TOTAL LONG-TERM INVESTMENTS—95.4% (cost $1,262,134,783)		2,201,260,354

SHORT-TERM INVESTMENTS — 6.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)	104,505,295	104,505,295
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $54,116,583; includes $53,805,713 of cash collateral for securities on loan)(b)(wb)	54,165,758	54,127,841

TOTAL SHORT-TERM INVESTMENTS (cost $158,621,878)		158,633,136

TOTAL INVESTMENTS—102.3% (cost $1,420,756,661)		2,359,893,490
Liabilities in excess of other assets — (2.3)%		(53,505,555)

NET ASSETS — 100.0%		$2,306,387,935

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,151,723; cash collateral of $53,805,713 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$90,435,707	$27,164,029	$—
Automobiles	38,658,626	—	—
Banks	257,676,585	—	—
Beverages	17,988,838	—	—
Biotechnology	32,061,704	—	—
Broadline Retail	96,862,091	—	—
Building Products	41,692,781	—	—
Capital Markets	51,416,028	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A146

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Chemicals	$43,537,594	$—	$—
Communications Equipment	45,543,353	—	—
Consumer Staples Distribution & Retail	59,154,565	—	—
Electric Utilities.	36,523,586	—	—
Electrical Equipment	—	21,260,342	—
Entertainment	28,151,200	—	—
Ground Transportation	31,196,496	—	—
Health Care Providers & Services.	33,313,991	—	—
Hotels, Restaurants & Leisure	17,538,253	—	—
Household Durables	33,502,901	—	—
Industrial Conglomerates	34,134,190	—	—
Industrial REITs	24,712,573	—	—
Insurance	99,386,066	—	—
Interactive Media & Services	55,028,510	—	—
IT Services	19,382,118	—	—
Machinery	64,302,085	—	—
Multi-Utilities	98,510,130	—	—
Oil, Gas & Consumable Fuels	178,579,705	—	—
Pharmaceuticals	124,556,720	—	—
Residential REITs	33,427,989	—	—
Semiconductors & Semiconductor Equipment	208,232,763	—	—
Software	85,344,738	—	—
Specialized REITs	25,812,438	—	—
Specialty Retail	21,659,835	—	—
Technology Hardware, Storage & Peripherals.	94,434,727	—	—
Trading Companies & Distributors	30,077,097	—	—
Short-Term Investments
Affiliated Mutual Funds	158,633,136	—	—

Total	$2,311,469,119	$48,424,371	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Banks	11.2%
Semiconductors & Semiconductor Equipment	9.0
Oil, Gas & Consumable Fuels	7.7
Affiliated Mutual Funds (2.3% represents investments purchased with collateral from securities on loan)	6.9
Pharmaceuticals	5.4
Aerospace & Defense	5.1
Insurance	4.3
Multi-Utilities	4.3
Broadline Retail	4.2
Technology Hardware, Storage & Peripherals	4.1
Software	3.7
Machinery	2.8
Consumer Staples Distribution & Retail	2.6
Interactive Media & Services	2.4
Capital Markets	2.2
Communications Equipment	2.0
Chemicals	1.9
Building Products	1.8
Automobiles	1.7
Electric Utilities	1.6

Industrial Conglomerates	1.5%
Household Durables	1.5
Residential REITs	1.4
Health Care Providers & Services	1.4
Biotechnology	1.4
Ground Transportation	1.3
Trading Companies & Distributors	1.3
Entertainment	1.2
Specialized REITs	1.1
Industrial REITs	1.1
Specialty Retail	0.9
Electrical Equipment	0.9
IT Services	0.8
Beverages	0.8
Hotels, Restaurants & Leisure	0.8

102.3
Liabilities in excess of other assets	(2.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A147

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$52,151,723	$(52,151,723)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value, including securities on loan of $52,151,723:
Unaffiliated investments (cost $1,262,134,783)	$2,201,260,354
Affiliated investments (cost $158,621,878)	158,633,136
Dividends receivable	1,171,233
Tax reclaim receivable	859,551
Receivable for Portfolio shares sold	10,930
Prepaid expenses	164,502

Total Assets	2,362,099,706

LIABILITIES
Payable to broker for collateral for securities on loan	53,805,713
Management fee payable.	746,779
Payable for Portfolio shares purchased	534,015
Accrued expenses and other liabilities	420,476
Payable to affiliate	197,182
Distribution fee payable	4,749
Administration fee payable	1,667
Affiliated transfer agent fee payable	1,190

Total Liabilities	55,711,771

NET ASSETS	$2,306,387,935

Net assets were comprised of:
Partners’ Equity	$2,306,387,935

Class I:
Net asset value and redemption price per share, $2,282,857,160 / 27,349,572 outstanding shares of beneficial interest	$83.47

Class II:
Net asset value and redemption price per share, $13,768,920 / 172,876 outstanding shares of beneficial interest	$79.65

Class III:
Net asset value and redemption price per share, $9,761,855 / 118,472 outstanding shares of beneficial interest	$82.40

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $209,322 foreign withholding tax)	$20,562,952
Affiliated dividend income	374,503
Affiliated income from securities lending, net	103,862

Total income	21,041,317

EXPENSES
Management fee.	4,260,773
Distribution fee—Class II	15,858
Distribution fee—Class III	11,295
Administration fee—Class II	9,515
Custodian and accounting fees	65,913
Shareholders’ reports	61,643
Professional fees	23,510
Trustees’ fees	23,249
Audit fee	15,914
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Miscellaneous	32,133

Total expenses	4,525,725

NET INVESTMENT INCOME (LOSS)	16,515,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $100)	198,498,056
Foreign currency transactions	(39,067)

198,458,989

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $989)	122,217,267
Foreign currencies	(344)

122,216,923

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	320,675,912

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$337,191,504

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$16,515,592	$30,927,508
Net realized gain (loss) on investment and foreign currency transactions	198,458,989	148,648,466
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	122,216,923	127,757,517

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	337,191,504	307,333,491

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	15,726,203	112,289,777
Portfolio shares purchased	(99,124,301)	(158,210,091)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(83,398,098)	(45,920,314)

TOTAL INCREASE (DECREASE)	253,793,406	261,413,177
NET ASSETS:
Beginning of period	2,052,594,529	1,791,181,352

End of period.	$2,306,387,935	$2,052,594,529

SEE NOTES TO FINANCIAL STATEMENTS.

A149

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$71.47		$61.15	$50.55	$43.88	$47.64	$37.28

Income (Loss) From Investment Operations:
Net investment income (loss)	0.59		1.06	1.03	0.85	0.74	0.61
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.41		9.26	9.57	5.82	(4.50)	9.75

Total from investment operations	12.00		10.32	10.60	6.67	(3.76)	10.36

Net Asset Value, end of period	$83.47		$71.47	$61.15	$50.55	$43.88	$47.64

Total Return(b)	16.79%		16.88%	20.97%	15.20%	(7.89)%	27.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,282.9		$2,031.8	$1,774.0	$1,553.8	$1,431.5	$1,646.0
Average net assets (in millions)	$2,126.1		$1,875.3	$1,693.3	$1,451.0	$1,479.3	$1,543.8
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.42	%(d)	0.43%	0.42%	0.42%	0.42%	0.42%
Expenses before waivers and/or expense reimbursement	0.42	%(d)	0.43%	0.42%	0.42%	0.42%	0.42%
Net investment income (loss)	1.55	%(d)	1.64%	1.80%	1.85%	1.68%	1.40%
Portfolio turnover rate(e)	20%		38%	23%	33%	23%	17%

Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$68.33		$58.70	$48.72	$42.46	$46.28	$36.36

Income (Loss) From Investment Operations:
Net investment income (loss)	0.42		0.77	0.77	0.64	0.55	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	10.90		8.86	9.21	5.62	(4.37)	9.50

Total from investment operations	11.32		9.63	9.98	6.26	(3.82)	9.92

Net Asset Value, end of period	$79.65		$68.33	$58.70	$48.72	$42.46	$46.28

Total Return(b)	16.57%		16.41%	20.48%	14.74%	(8.25)%	27.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13.8		$12.3	$11.7	$10.0	$9.2	$10.7
Average net assets (in millions)	$12.8		$11.7	$11.1	$9.4	$9.5	$10.1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82	%(d)	0.83%	0.82%	0.82%	0.82%	0.82%
Expenses before waivers and/or expense reimbursement	0.82	%(d)	0.83%	0.82%	0.82%	0.82%	0.82%
Net investment income (loss)	1.15	%(d)	1.24%	1.40%	1.45%	1.28%	1.00%
Portfolio turnover rate(e)	20%		38%	23%	33%	23%	17%

SEE NOTES TO FINANCIAL STATEMENTS.

A150

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30,		Year Ended December 31,				April 26, 2021(f) through December 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$70.64		$60.59	$50.22	$43.70	$47.56	$42.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.49		0.88	0.87	0.72	0.62	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.27		9.17	9.50	5.80	(4.48)	4.50

Total from investment operations	11.76		10.05	10.37	6.52	(3.86)	4.79

Net Asset Value, end of period	$82.40		$70.64	$60.59	$50.22	$43.70	$47.56

Total Return(b)	16.65%		16.59%	20.65%	14.92%	(8.12)%	11.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.8		$8.5	$5.4	$3.4	$2.6	$1.0
Average net assets (in millions)	$9.1		$6.9	$4.1	$2.6	$1.7	$0.4
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67	%(d)	0.68%	0.67%	0.67%	0.67%	0.66	%(g)
Expenses before waivers and/or expense reimbursement	0.67	%(d)	0.68%	0.67%	0.67%	0.67%	0.66	%(g)
Net investment income (loss)	1.30	%(d)	1.37%	1.53%	1.58%	1.41%	0.92	%(g)
Portfolio turnover rate(e)	20%		38%	23%	33%	23%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A151

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.6%
AFFILIATED EXCHANGE-TRADED FUNDS
PGIM S&P 500 Buffer 12 ETF - January*	4,567	$158,566
PGIM S&P 500 Buffer 12 ETF - February*	4,658	158,419
PGIM S&P 500 Buffer 12 ETF - March* .	4,613	158,630
PGIM S&P 500 Buffer 12 ETF - April*	4,865	158,352
PGIM S&P 500 Buffer 12 ETF - May*	4,886	158,690
PGIM S&P 500 Buffer 12 ETF - June*	5,014	158,844
PGIM S&P 500 Buffer 12 ETF - July*	4,853	158,353
PGIM S&P 500 Buffer 12 ETF - August*	4,793	158,503
PGIM S&P 500 Buffer 12 ETF - September*	4,876	158,508
PGIM S&P 500 Buffer 12 ETF - October*	4,908	158,639
PGIM S&P 500 Buffer 12 ETF - November*	4,876	158,684
PGIM S&P 500 Buffer 12 ETF - December*	4,880	158,545

TOTAL LONG-TERM INVESTMENTS (cost $1,804,022)		1,902,733

	Shares	Value

SHORT-TERM INVESTMENT — 10.5%
AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.793%) (cost $198,708)	198,708	$198,708

TOTAL INVESTMENTS—111.1% (cost $2,002,730)(wa)		2,101,441
Liabilities in excess of other assets — (11.1)%		(209,735)

NET ASSETS — 100.0%		$1,891,706

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$1,902,733	$—	$—
Short-Term Investment
Affiliated Mutual Fund	198,708	—	—

Total	$2,101,441	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Affiliated Exchange-Traded Funds	100.6%
Affiliated Mutual Fund	10.5

111.1
Liabilities in excess of other assets	(11.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A152

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value:
Affiliated investments (cost $2,002,730)	$2,101,441
Due from Manager	9,347
Prepaid expenses	223

Total Assets	2,111,011

LIABILITIES
Payable for investments purchased	198,047
Custodian and accounting fees payable	11,829
Accrued expenses and other liabilities	7,921
Affiliated transfer agent fee payable	1,190
Distribution fee payable	313
Payable for Portfolio shares purchased	5

Total Liabilities	219,305

NET ASSETS	$1,891,706

Net assets were comprised of:
Partners’ Equity	$1,891,706

Class III:
Net asset value and redemption price per share, $1,891,706 / 163,825 outstanding shares of beneficial interest	$11.55

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$260

EXPENSES
Management fee	2,519
Distribution fee—Class III	1,260
Custodian and accounting fees	17,505
Professional fees	10,554
Audit fee	7,438
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,930
Shareholders’ reports	5,684
Trustees’ fees	4,165
Fund data services	3,624
Commitment fees	1,961
Miscellaneous	2,104

Total expenses	62,744
Less: Fee waivers and/or expense reimbursement	(58,461)

Net expenses	4,283

NET INVESTMENT INCOME (LOSS)	(4,023)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized gain (loss) on investment transactions	(166)
Net change in unrealized appreciation (depreciation) on investments	69,470

NET GAIN (LOSS) ON AFFILIATED INVESTMENTS	69,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,281

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	June 18, 2025(a) through December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(4,023)	$(1,437)
Net realized gain (loss) on investment transactions	(166)	809
Net change in unrealized appreciation (depreciation) on investments	69,470	29,241

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,281	28,613

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	1,373,946	494,365
Portfolio shares purchased	(65,107)	(5,392)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,308,839	488,973

TOTAL INCREASE (DECREASE)	1,374,120	517,586
NET ASSETS:
Beginning of period	517,586	—

End of period.	$1,891,706	$517,586

(a) Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2026		June 18, 2025(a) through December 31, 2025
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.92		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.67		0.96

Total from investment operations	0.63		0.92

Net Asset Value, end of period	$11.55		$10.92

Total Return(c)	5.77%		9.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.9		$0.5
Average net assets (in millions)	$1.0		$0.4
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.85	%(f)
Expenses before waivers and/or expense reimbursement	12.45	%(e)	65.68	%(f)
Net investment income (loss)	(0.80	)%(e)	(0.74	)%(f)
Portfolio turnover rate(g)	6%		20%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A154

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 20 PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.5%
AFFILIATED EXCHANGE-TRADED FUNDS
PGIM S&P 500 Buffer 20 ETF - January*	3,300	$106,538
PGIM S&P 500 Buffer 20 ETF - February*	3,334	106,413
PGIM S&P 500 Buffer 20 ETF - March* .	3,316	106,422
PGIM S&P 500 Buffer 20 ETF - April*	3,433	106,474
PGIM S&P 500 Buffer 20 ETF - May	3,431	106,972
PGIM S&P 500 Buffer 20 ETF - June*	3,454	106,521
PGIM S&P 500 Buffer 20 ETF - July*	3,398	106,323
PGIM S&P 500 Buffer 20 ETF - August*	3,387	106,419
PGIM S&P 500 Buffer 20 ETF - September*	3,447	106,424
PGIM S&P 500 Buffer 20 ETF - October*	3,490	106,949
PGIM S&P 500 Buffer 20 ETF - November*	3,436	106,460
PGIM S&P 500 Buffer 20 ETF - December*	3,439	106,433

TOTAL LONG-TERM INVESTMENTS (cost $1,212,885)		1,278,348

	Shares	Value

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.793%) (cost $5,105)	5,105	$5,105

TOTAL INVESTMENTS—100.9% (cost $1,217,990)(wa)		1,283,453
Liabilities in excess of other assets — (0.9)%		(12,068)

NET ASSETS — 100.0%		$1,271,385

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$1,278,348	$—	$—
Short-Term Investment
Affiliated Mutual Fund	5,105	—	—

Total	$1,283,453	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Affiliated Exchange-Traded Funds	100.5%
Affiliated Mutual Fund	0.4

100.9
Liabilities in excess of other assets	(0.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A155

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 20 PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value:
Affiliated investments (cost $1,217,990)	$1,283,453
Due from Manager	9,440
Prepaid expenses	7,105

Total Assets	1,299,998

LIABILITIES
Custodian and accounting fees payable	11,789
Audit fee payable	7,438
Shareholders’ reports payable	4,964
Fund data services payable	1,788
Accrued expenses and other liabilities	1,195
Affiliated transfer agent fee payable	1,190
Distribution fee payable	249

Total Liabilities	28,613

NET ASSETS	$1,271,385

Net assets were comprised of:
Partners’ Equity	$1,271,385

Class III:
Net asset value and redemption price per share, $1,271,385 / 114,026 outstanding shares of beneficial interest	$11.15

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$163

EXPENSES
Management fee	2,121
Distribution fee—Class III	1,061
Custodian and accounting fees	17,502
Professional fees	10,294
Audit fee	7,438
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,930
Shareholders’ reports	5,683
Trustees’ fees	4,275
Fund data services	3,624
Commitment fees	1,959
Miscellaneous	2,103

Total expenses	61,990
Less: Fee waivers and/or expense reimbursement	(58,384)

Net expenses	3,606

NET INVESTMENT INCOME (LOSS)	(3,443)

REALIZED AND UNREALIZED GAIN (LOSS) ON
AFFILIATED INVESTMENTS
Net realized gain (loss) on investment transactions	(23)
Net change in unrealized appreciation (depreciation) on investments	43,388

NET GAIN (LOSS) ON AFFILIATED INVESTMENTS	43,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,922

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	June 18, 2025(a) through December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(3,443)	$(1,339)
Net realized gain (loss) on investment transactions	(23)	490
Net change in unrealized appreciation (depreciation) on investments	43,388	22,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,922	21,226

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	642,305	629,491
Portfolio shares purchased	(11,248)	(50,311)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	631,057	579,180

TOTAL INCREASE (DECREASE)	670,979	600,406
NET ASSETS:
Beginning of period	600,406	—
End of period.	$1,271,385	$600,406

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A156

PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 20 PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2026		June 18, 2025(a) through December 31, 2025
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.68		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.51		0.72

Total from investment operations	0.47		0.68

Net Asset Value, end of period	$11.15		$10.68

Total Return(c)	4.40%		6.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.3		$0.6
Average net assets (in millions)	$0.9		$0.4
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.85	%(f)
Expenses before waivers and/or expense reimbursement	14.61	%(e)	68.40	%(f)
Net investment income (loss)	(0.81	)%(e)	(0.71	)%(f)
Portfolio turnover rate(g)	2%		32%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A157

PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 99.4%

ASSET-BACKED SECURITIES — 15.0%
Automobiles — 0.9%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D, 144A
6.315%	05/17/32		178	$179,905
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-04A, Class A, 144A
5.490%	06/20/29		3,400	3,441,626
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32		237	237,555
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class C, 144A
6.140%	02/14/31		1,300	1,321,324
Series 2025-01A, Class A, 144A
5.360%	04/16/35		3,900	3,951,690
Series 2025-01A, Class B, 144A
5.560%	10/15/35		5,800	5,903,520
Series 2025-01A, Class C, 144A
5.760%	10/15/35		3,200	3,248,730
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class C, 144A
5.141%	01/18/33		2,883	2,889,619
Santander Drive Auto Receivables Trust,
Series 2024-02, Class D
6.280%	08/15/31		200	204,245

				21,378,214

Collateralized Loan Obligations — 9.7%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.103%(c)	07/15/37		8,500	8,518,697
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
4.994%(c)	01/22/38		1,000	1,001,647
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.974%(c)	04/15/32	EUR	1,705	1,947,841
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.394%(c)	04/15/39	EUR	5,550	6,334,891
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
4.965%(c)	10/20/35		1,000	1,000,123
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.015%(c)	01/20/38		1,000	1,001,573
Battalion CLO Ltd. (Cayman Islands),
Series 2026-32A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 0.000%)
5.015%(c)	07/20/39		22,500	22,499,752

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)

Collateralized Loan Obligations (cont’d.)
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.194%(c)	10/15/35	EUR	6,500	$7,425,650
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	6,704,430
Eldridge CLO Ltd.,
Series 2026-03A, Class A, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
4.939%(c)	03/31/38		12,000	12,007,200
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.025%(c)	10/20/37		17,500	17,534,933
Hayfin Emerald CLO DAC (Ireland),
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.394%(c)	01/22/39	EUR	13,300	15,211,488
Henley CLO DAC (Ireland),
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.365%(c)	04/25/39	EUR	11,500	13,147,285
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)
4.795%(c)	04/20/34		2,000	2,000,459
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.488%(c)	10/19/38	EUR	11,500	13,146,629
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.076%(c)	10/22/37		1,500	1,502,787
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.203%(c)	04/15/37		14,000	14,022,173
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
4.883%(c)	03/15/38		1,000	999,918
Monument CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.584%(c)	04/15/38	EUR	17,000	19,491,348
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.035%(c)	10/19/38		9,500	9,516,909
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
5.475%(c)	01/20/38		10,250	10,287,252
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
4.995%(c)	01/18/38		9,500	9,513,761

SEE NOTES TO FINANCIAL STATEMENTS.

A158

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square European CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.454%(c)	10/15/39	EUR	12,000	$13,743,805
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
4.723%(c)	10/15/34		8,000	7,999,210
Pikes Peak CLO (Cayman Islands),
Series 2022-10A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.364%(c)	01/22/38		10,000	10,013,098
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.073%(c)	01/15/38		1,000	1,001,792
Tikehau US CLO Ltd. (Bermuda),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
4.887%(c)	02/25/38		1,500	1,500,336
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.865%(c)	01/20/37		12,000	12,008,238
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.037%(c)	07/18/31		30	30,389

				241,113,614

Consumer Loans — 0.9%
Affirm Master Trust,
Series 2025-02A, Class C, 144A
5.260%	07/15/33		7,400	7,409,431
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		108	106,769
Onemain Financial Issuance Trust,
Series 2025-01A, Class C, 144A
5.200%	07/14/38		2,700	2,688,117
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		647	639,383
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,900	3,967,557
Series 2023-02A, Class C, 144A
6.740%	09/15/36		700	712,354
Series 2023-02A, Class D, 144A
7.520%	09/15/36		800	816,007
Series 2024-01A, Class A, 144A
5.790%	05/14/41		2,200	2,277,549
Sotheby’s Artfi Master Trust,
Series 2026-01A, Class A1, 144A
4.800%	06/20/33		2,900	2,882,892

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45	1,718	$1,707,482

			23,207,541

Credit Cards — 0.3%
CCI GPCC JV SPE III LLC,
Series 2026-01A, Class A, 144A
5.960%	06/16/36	4,000	3,999,744
Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A
5.870%	12/20/32	4,400	4,420,273

			8,420,017

Equipment — 0.1%
VB-S1 Issuer LLC,
Series 2026-01A, Class C2, 144A
4.693%	03/15/56	1,500	1,465,854

Home Equity Loans — 1.9%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%(cc)	04/25/54	804	808,244
Series 2025-CES01, Class A1A, 144A
5.703%(cc)	02/25/55	231	231,926
Series 2025-CES02, Class A1, 144A
4.960%(cc)	07/26/55	2,199	2,182,098
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	2,987	2,988,311
Series 2025-CES01, Class A1A, 144A
5.726%(cc)	01/25/60	1,979	1,984,528
FIGRE Trust,
Series 2026-HE05, Class A, 144A
5.605%(cc)	06/25/56	3,017	3,021,102
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)
6.688%(c)	10/25/31	96	112,424
GS Mortgage-Backed Securities Trust,
Series 2026-CES02, Class A1A, 144A
5.227%(cc)	06/25/56	1,251	1,246,018
Series 2026-CES03, Class A1A, 144A
5.358%(cc)	09/25/56	2,159	2,155,922
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.312%(c)	03/20/54	220	220,466
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.209%(c)	05/20/54	79	79,215
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
4.812%(c)	10/20/54	182	182,648
Series 2025-CES01, Class A1, 144A
5.666%(cc)	05/25/55	1,550	1,554,519

SEE NOTES TO FINANCIAL STATEMENTS.

A159

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	401	$401,898
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	961	967,854
Series 2024-CES05, Class A1A, 144A
5.846%(cc)	08/25/44	523	524,894
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44	1,669	1,671,867
Series 2025-CES01, Class A1A, 144A
5.653%(cc)	01/25/45	1,860	1,866,191
Series 2025-CES02, Class A1A, 144A
5.503%(cc)	02/25/55	2,202	2,207,047
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55	3,932	3,934,520
Series 2025-CES08, Class A1A, 144A
5.148%(cc)	08/25/55	3,133	3,119,376
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	457	458,515
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	184	183,861
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	170	169,943
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	590	593,731
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	2,182	2,176,077
Series 2024-CES05, Class A2, 144A
5.202%(cc)	09/25/64	1,750	1,742,329
Series 2024-CES06, Class A1, 144A
5.725%(cc)	11/25/64	1,342	1,346,851
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	2,086	2,090,272
Series 2025-CES02, Class A1, 144A
5.348%(cc)	07/25/65	2,266	2,259,903
Series 2025-CES03, Class A1A, 144A
5.278%(cc)	08/25/65	3,237	3,228,883
Series 2025-CRM01, Class A1, 144A
5.799%(cc)	01/25/65	2,046	2,047,981

			47,759,414

Other — 1.1%
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC,
Series 2025-04A, Class A2, 144A
5.522%	12/20/55	2,200	2,208,888
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.078%(c)	04/25/34	25	24,704
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46	1,333	1,335,708
Series 2025-02A, Class A, 144A
5.320%	06/20/49	3,726	3,714,373
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A
6.480%	03/20/57	463	454,107

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Series 2024-01GS, Class A, 144A
6.250%	06/20/57		1,405		$1,361,132
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		229		231,593
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A
4.250%	09/17/41		2,700		2,599,496
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
6.528%(c)	04/25/34		219		219,630
Oryx Funding LLC,
Series 2026-01A, Class A2, 144A
6.299%	06/05/56		4,500		4,512,681
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
6.429%(c)	12/25/27		3,500		3,530,201
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
7.328%(c)	11/25/31		58		58,107
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.328%(c)	07/25/33		—	(r)	204
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59		967		965,720
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A
5.490%	10/30/59		531		518,805
Series 2024-03A, Class A2, 144A
5.880%	10/30/59		2,446		2,366,147
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
4.725%(c)	03/17/42		4,224		4,224,211

					28,325,707

Residential Mortgage-Backed Securities — 0.0%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.595%(c)	10/25/34		355		337,928
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.195%(c)	11/25/60	EUR	45		50,938
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1

					388,867

SEE NOTES TO FINANCIAL STATEMENTS.

A160

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans — 0.1%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
5.078%(c)	06/25/47	669	$672,727
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43	2,980	359,731
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43	353	331,746
Series 2018-D, Class A, 144A
4.120%(cc)	11/25/43	403	384,982
Series 2019-A, Class R, 144A
0.000%	10/25/48	645	351,205
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	12	11,091

			2,111,482

TOTAL ASSET-BACKED SECURITIES (cost $368,866,193)			374,170,710

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.8%
1301 Trust,
Series 2025-1301, Class A, 144A
5.227%(cc)	08/11/42	4,600	4,594,454
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.125%(c)	04/15/42	2,240	2,244,164
Series 2026-TRON, Class A, 144A, 1 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)
5.045%(c)	05/15/43	4,700	4,710,281
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	9,151	9,091,498
Series 2017-BNK05, Class A4
3.131%	06/15/60	3,901	3,854,910
Series 2017-BNK06, Class A4
3.254%	07/15/60	771	762,377
Series 2017-BNK08, Class A3
3.229%	11/15/50	2,016	1,975,819
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,443,882
Series 2020-BN29, Class A3
1.742%	11/15/53	841	744,116
BANK5,
Series 2024-05YR9, Class A3
5.614%	08/15/57	7,100	7,246,103
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	3,250	3,144,793
Series 2019-C04, Class A4
2.661%	08/15/52	2,313	2,198,763
Series 2024-05C27, Class A3
6.014%	07/15/57	3,950	4,058,856
Series 2024-C24, Class XB, IO
1.571%(cc)	02/15/57	27,150	2,195,591

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES
(continued)
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	2,874	$2,812,898
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,579,208
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	893,486
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	4,366,566
Series 2023-B40, Class A2
6.930%	12/15/56	2,667	2,752,219
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	7,108,055
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	6,000	6,148,591
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	6,400	6,612,304
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.175%(c)	06/15/42	800	800,000
BMO Mortgage Trust,
Series 2024-05C05, Class XB, IO
0.509%(cc)	02/15/57	188,084	2,056,586
BPR Trust,
Series 2023-BRK02, Class A, 144A
7.146%(cc)	10/05/38	2,300	2,348,144
Series 2024-PMDW, Class A, 144A
5.358%(cc)	11/05/41	6,460	6,505,033
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)
5.936%(c)	11/15/38	2,449	2,448,758
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)
5.317%(c)	08/15/41	2,949	2,959,711
Series 2024-MDHS, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
5.267%(c)	05/15/41	1,980	1,982,656
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
6.275%(c)	08/15/42	2,800	2,811,367
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)
5.069%(c)	04/15/40	2,720	2,721,626
Series 2026-ALOHA, Class C, 144A, 1 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.325%(c)	04/15/43	4,125	4,132,696
Series 2026-LP03, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
5.375%(c)	04/15/43	1,932	1,940,142
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.325%(c)	01/15/39	4,500	4,498,594
Series 2025-ARIA, Class A, 144A
5.199%(cc)	12/13/42	4,750	4,758,655

SEE NOTES TO FINANCIAL STATEMENTS.

A161

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)
4.769%(c)	03/15/30	3,856	$3,848,589
Series 2026-ORBT, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.030%(c)	07/15/43	7,000	7,000,000
Series 2026-PNDA, Class A, 144A, 1 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
4.925%(c)	05/15/43	4,400	4,409,625
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	2,894	2,850,938
Series 2019-CD08, Class A3
2.657%	08/15/57	1,909	1,795,855
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	4,040	3,785,900
CIP Commercial Mortgage Trust,
Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.025%(c)	10/15/37	3,000	3,007,500
Citigroup Commercial Mortgage Trust,
Series 2020-GC46, Class A2
2.708%	02/15/53	1,126	1,066,628
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	38	37,461
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,800,714
Series 2024-277P, Class A, 144A
6.338%	08/10/44	1,100	1,138,413
Series 2024-277P, Class X, IO, 144A
0.894%(cc)	08/10/44	3,600	73,447
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	3,247	3,208,131
FHLMC Multifamily Structured Pass-Through Certificates,
Series KG03, Class X1, IO
1.459%(cc)	06/25/30	28,256	1,234,947
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, 144A, 1 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.075%(c)	12/15/39	2,200	2,203,438
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A
5.372%(cc)	08/10/41	4,800	4,803,832
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2
3.164%	05/10/50	2,238	2,211,976
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,661,201
ILPT Commercial Mortgage Trust,
Series 2025-LPF02, Class A, 144A
5.468%(cc)	07/13/42	5,300	5,326,286
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,087	1,080,722

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C07, Class A4
3.147%	10/15/50	3,228	$3,177,983
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	5,000	4,712,500
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,683	2,657,096
Series 2017-HR02, Class A3
3.330%	12/15/50	5,444	5,333,719
Series 2019-L03, Class A3
2.874%	11/15/52	1,038	983,460
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	4,101,440
Series 2023-02, Class A2
6.890%	12/15/56	3,496	3,605,191
New York City Housing Development Corp.,
Series 2024-08SPR, Class A
5.458%	12/15/43	8,530	8,567,358
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.562%(cc)	03/11/41	5,600	5,630,779
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	4,100	4,143,856
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41	1,230	1,259,395
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41	2,760	2,859,072
SLG Commercial Mortgage Trust,
Series 2026-PAT, Class A, 144A
4.928%(cc)	02/15/39	5,145	5,083,041
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,258	1,243,095
Series 2017-C07, Class A3
3.418%	12/15/50	3,749	3,694,481
Series 2018-C10, Class A3
4.048%	05/15/51	1,880	1,847,627
Series 2019-C17, Class A3
2.669%	10/15/52	2,610	2,456,414
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A3
3.317%	10/15/50	1,301	1,286,160
Series 2019-C54, Class A3
2.892%	12/15/52	1,097	1,033,086

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $246,815,648)			243,724,258

CORPORATE BONDS — 32.0%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,444,481
3.400%	04/15/30	385	368,284

SEE NOTES TO FINANCIAL STATEMENTS.

A162

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	30	$28,215
3.250%	02/01/28	1,700	1,664,588
3.375%	06/15/46	1,375	964,790
3.500%	03/01/39	20	16,312
3.900%	05/01/49	2,365	1,769,502
3.950%	08/01/59	1,450	1,031,132
5.805%	05/01/50	1,005	992,205
5.930%	05/01/60	1,600	1,576,226
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	06/15/33	865	895,500
General Dynamics Corp.,
Gtd. Notes
3.500%	04/01/27	30	29,856
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33	1,133	1,111,727
4.950%	03/16/36	770	758,261
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	37,804
4.400%	06/15/28	37	36,874
4.400%	06/15/28	15	14,949
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,320
4.500%	05/15/36	30	28,932
RTX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,974

			13,780,932

Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	34,879
3.875%	09/16/46	10	7,427
5.950%	02/14/49	30	29,460
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,510,191
2.726%	03/25/31	10	9,134
3.462%	09/06/29	10	9,635
3.557%	08/15/27	422	417,879
4.390%	08/15/37	3,000	2,741,891
4.540%	08/15/47	14	11,532
5.834%	02/20/31	1,260	1,312,254
6.343%	08/02/30	960	1,014,053
7.750%	10/19/32	1,500	1,705,147
BAT International Finance PLC (United Kingdom),
Gtd. Notes
5.931%	02/02/29	311	320,121
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.875%	07/01/34	2,721	2,799,729

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	6,085	$6,177,637
5.500%	09/07/30	2,125	2,189,908
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35(a)	533	547,198

			20,838,075

Airlines — 0.5%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	49,954
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,061	1,046,127
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	28	27,272
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	9,651
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	3,713	3,709,753
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,368,739
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	34	32,628
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	42	38,474
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29(a)	40	40,911
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	03/01/29	1,190	1,177,835
5.375%	03/01/31	1,020	1,013,963
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	195	192,237
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
8.750%	01/15/32	170	168,300
9.500%	06/01/28	1,000	1,012,637

			11,888,481

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	675	635,442

SEE NOTES TO FINANCIAL STATEMENTS.

A163

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 1.3%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
4.500%	08/11/30	5,295	$5,214,252
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	1,740	1,735,817
2.900%	02/16/28	275	265,642
5.125%	11/05/26(a)	735	735,716
5.730%	09/05/30	1,745	1,755,214
5.800%	03/08/29	2,230	2,250,848
5.850%	05/17/27	1,000	1,007,247
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	840	813,718
5.150%	04/01/38	65	61,922
General Motors Financial Co., Inc.,
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,982
Sr. Unsec’d. Notes
2.400%	04/10/28	1,065	1,023,805
2.400%	10/15/28	1,180	1,121,104
2.700%	08/20/27	38	37,231
3.100%	01/12/32	20	18,105
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	10/15/27	15	14,580
5.400%	06/23/32	280	284,201
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	14,364
4.800%	01/10/33	1,255	1,228,035
5.300%	01/08/30	7,210	7,302,208
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	53,517
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	24,169
1.900%	04/06/28	50	47,953
2.150%	02/13/30	10	9,179
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.650%	03/25/32	3,260	3,300,444
6.200%	11/16/28(a)	4,000	4,107,156

			32,431,409

Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.150%	05/01/52	17	12,783
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	150	154,575
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	290	297,266

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	160	$162,821
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	265	266,590
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,725	3,747,895

			4,641,930

Banks — 7.8%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	1,000	1,018,758
Sub. Notes
2.749%	12/03/30	1,000	905,282
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	2,040	2,063,583
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	44,932
2.299%(ff)	07/21/32	20	17,666
2.572%(ff)	10/20/32	10	8,902
2.687%(ff)	04/22/32	2,565	2,323,683
3.419%(ff)	12/20/28	10	9,832
5.288%(ff)	04/25/34	7,795	7,900,093
5.819%(ff)	09/15/29	7,630	7,807,446
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	733,019
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	44,647
1.922%(ff)	10/24/31	20	17,747
2.496%(ff)	02/13/31	92	85,029
2.676%(ff)	06/19/41(a)	1,825	1,323,716
3.824%(ff)	01/20/28	3,410	3,398,168
3.974%(ff)	02/07/30	240	235,530
4.078%(ff)	04/23/40	625	547,694
4.271%(ff)	07/23/29(a)	945	937,583
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,551,360
Sub. Notes, Series L, MTN
4.183%	11/25/27	50	49,782
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	1,245	1,233,919
4.837%(ff)	09/10/28	1,200	1,201,979
5.586%(ff)	06/26/37	2,070	2,068,241
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.904%(ff)	09/30/28	2,200	2,129,094
2.871%(ff)	04/19/32	1,815	1,646,773
Sub. Notes, 144A
5.906%(ff)	11/19/35	540	549,411
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	2,595	2,572,754
6.293%(ff)	01/14/36	1,960	2,043,001

SEE NOTES TO FINANCIAL STATEMENTS.

A164

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	300	$295,879
Sub. Notes, 144A
6.508%(ff)	01/18/35	1,825	1,893,980
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	1,000	982,942
5.875%	04/30/29	800	824,305
Citigroup, Inc.,
Jr. Sub. Notes
6.625%(ff)	02/15/31(oo)	860	874,717
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)	3,430	3,508,081
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)	25	24,892
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	875	786,674
2.572%(ff)	06/03/31	70	64,307
2.666%(ff)	01/29/31	1,225	1,137,923
2.976%(ff)	11/05/30	20	18,890
3.057%(ff)	01/25/33	10	9,058
3.668%(ff)	07/24/28	30	29,734
3.785%(ff)	03/17/33	1,160	1,090,220
3.887%(ff)	01/10/28	1,725	1,719,192
3.980%(ff)	03/20/30	20	19,616
4.542%(ff)	09/19/30	6,269	6,225,261
4.952%(ff)	05/07/31	1,480	1,485,152
Sub. Notes
4.450%	09/29/27	2,735	2,731,070
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	5,175	5,214,157
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30EUR	100	108,058
Sub. Notes
3.742%(ff)	01/07/33	2,415	2,210,090
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29	4,000	4,131,990
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	950	948,176
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27	50	49,608
1.992%(ff)	01/27/32	20	17,590
2.383%(ff)	07/21/32	1,480	1,308,194
2.600%	02/07/30	35	32,543
2.615%(ff)	04/22/32	4,715	4,235,892
2.650%(ff)	10/21/32	10	8,898
2.908%(ff)	07/21/42	25	18,092
3.436%(ff)	02/24/43	35	26,761
3.691%(ff)	06/05/28	50	49,577
3.814%(ff)	04/23/29	1,080	1,063,092
5.541%(ff)	01/21/47	830	802,171
6.484%(ff)	10/24/29	3,230	3,350,501

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN, 3 Month SOFR + 2.012%
5.682%(c)	10/28/27	21	$21,102
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	20	17,944
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.208%(ff)	05/12/34	450	448,249
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	545	561,003
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.420%(ff)	03/23/37	5,628	5,639,052
5.550%(ff)	03/19/35	845	858,529
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.470%(c)	10/01/26(oo)	1,350	1,353,163
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	130	114,436
2.069%(ff)	06/01/29	50	47,686
2.545%(ff)	11/08/32	1,135	1,009,360
2.580%(ff)	04/22/32	1,775	1,599,441
2.947%(ff)	02/24/28(a)	1,715	1,697,873
3.782%(ff)	02/01/28	1,235	1,229,998
3.897%(ff)	01/23/49	10	7,795
3.964%(ff)	11/15/48	985	775,462
4.005%(ff)	04/23/29	760	751,826
4.408%(ff)	04/23/30	445	441,239
4.452%(ff)	12/05/29	17	16,901
4.898%(ff)	01/22/37	75	73,071
5.299%(ff)	07/24/29	450	455,907
5.502%(ff)	01/24/36	4,790	4,897,707
5.581%(ff)	04/22/30	2,050	2,094,744
Sub. Notes
4.125%	12/15/26	40	39,973
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	360	361,150
Mizuho Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
5.185%	04/16/36	5,415	5,384,972
Morgan Stanley,
Sr. Unsec’d. Notes
4.238%(ff)	01/09/30	285	281,237
5.449%(ff)	07/20/29	525	531,989
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	14,975
2.239%(ff)	07/21/32	5,518	4,840,440
2.699%(ff)	01/22/31	2,640	2,452,659
4.431%(ff)	01/23/30	1,340	1,327,921
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	883,125
1.928%(ff)	04/28/32	193	167,825
2.511%(ff)	10/20/32	1,590	1,405,516
2.943%(ff)	01/21/33	1,470	1,322,150
3.125%	07/27/26	2,725	2,722,345
5.250%(ff)	04/21/34	8,555	8,612,040

SEE NOTES TO FINANCIAL STATEMENTS.

A165

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.831%(ff)	04/19/35	965	$1,001,621
Sub. Notes
2.484%(ff)	09/16/36	20	17,356
Sub. Notes, GMTN
4.350%	09/08/26	756	755,853
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.213%(ff)	02/08/30	2,460	2,427,787
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	2,390	2,433,541
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,210	2,188,696
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	1,500	1,348,991
3.337%(ff)	01/21/33	1,330	1,206,577
5.519%(ff)	01/19/28	2,390	2,401,753
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29	4,215	4,260,378
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	49,534
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	995	1,048,240
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	29,699
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	24,964
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,551,921
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	1,225	1,124,513
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	2,055,445
5.389%(ff)	04/24/34	12,985	13,184,866
6.303%(ff)	10/23/29	3,690	3,816,549
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	58,804
2.572%(ff)	02/11/31	3,525	3,263,947

			193,478,747

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	21	20,385
4.900%	02/01/46	4,294	3,890,102
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	28,910

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	$8,722
1.650%	06/01/30	10	9,021
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30(a)	70	65,385

			4,022,525

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53	15	13,056
5.150%	11/15/41	16	15,211
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	6,308
2.950%	03/01/27	7	6,937
4.750%	03/01/46	10	8,959

			50,471

Building Materials — 0.3%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	1,250	776,611
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	12,937
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	2,795	2,830,345
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27(x)	110	87,701
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	17,770
Owens Corning,
Sr. Unsec’d. Notes
5.500%	06/15/27	1,470	1,482,480
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	960	980,250
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	180	183,444
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,045	1,047,035
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	14,354

			7,432,927

Chemicals — 0.7%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,400	1,419,922

SEE NOTES TO FINANCIAL STATEMENTS.

A166

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28(d)		214	$131,813
8.500%	01/12/31(d)		3,656	2,294,140
Celanese US Holdings LLC,
Gtd. Notes
7.350%	11/15/28		437	455,313
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		530	477,688
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A
4.725%	11/15/28		1,126	1,125,062
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/01/30		4,610	4,157,136
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	779,702
5.350%	05/29/36		430	429,078
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		1,230	1,140,062
6.750%	05/02/34		1,385	1,456,810
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	458,123
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	18,294
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		420	417,296
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	2,399,637

				17,160,076

Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.875%	06/15/30		1,175	1,206,305
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,276,431
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		1,330	1,374,793
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	894,654
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		770	873,273

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29	30	$28,328
4.550%	03/15/28	1,145	1,140,379
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31	730	728,659
6.000%	03/15/34(a)	135	134,079
7.000%	06/15/30	585	605,947
7.250%	06/15/33(a)	260	271,142
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29	60	59,540
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32	310	311,230
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	50	46,358
3.875%	02/15/31	392	370,479
4.875%	01/15/28	1,200	1,195,592
5.250%	01/15/30	475	475,428
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53	1,690	1,560,406

			12,553,023

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	02/08/31	55	48,832
2.375%	02/08/41	40	28,303
2.950%	09/11/49	25	16,367
3.350%	02/09/27	70	69,632
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	230	226,317
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	966	1,029,537

			1,418,988

Diversified Financial Services — 0.6%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	9,953
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,097,021
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,939
Sub. Notes
2.359%(ff)	07/29/32	45	39,063
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	18,758

SEE NOTES TO FINANCIAL STATEMENTS.

A167

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Citadel Securities Global Holdings LLC,
Sr. Sec’d. Notes, 144A
5.125%	01/27/32	2,745	$2,711,738
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31	450	437,009
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28	3,170	3,295,603
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
5.297%	03/28/34	2,155	2,186,455
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	13,331
3.850%	03/26/50	20	15,477
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	459,099
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	345	353,143
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	556,976
6.625%	05/15/29	665	678,125
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	1,850	1,766,122
7.875%	12/15/29	610	634,187
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28(a)	400	410,180
Rocket Cos., Inc.,
Gtd. Notes, 144A
6.125%	08/01/30	475	483,653
6.500%	08/01/29	125	127,633
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	8,651

			15,307,116

Electric — 2.1%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	75,670
AES Corp. (The),
Sr. Unsec’d. Notes
2.450%	01/15/31	15	13,410
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30	5	4,796
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	304	242,227
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	33,767

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	$44,714
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	8,931
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	21,840
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	22,430
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,460
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.250%	10/15/50	20	15,952
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	32	30,072
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,301,985
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,541
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	11,811
4.300%	12/01/56	235	184,643
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	596,615
5.000%	02/01/31	1,575	1,572,912
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,808,250
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,548
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	9,151
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	39,527
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,597
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	44,814
2.500%	12/01/29	75	70,161
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,145
5.400%	04/01/53	3,500	3,289,779

SEE NOTES TO FINANCIAL STATEMENTS.

A168

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
First Mortgage, Series WWW
4.900%	07/15/43	20	$18,407
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	27,320
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	43,823
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,388,596
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	105,025
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	895	910,942
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	1,762	1,793,386
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	209	219,977
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	1,959	2,061,887
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	39,166
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30	25	24,405
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	4	3,478
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	267,405
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,132
3.150%	10/01/49	36	24,204
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	89,601
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,249,394
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	48,719
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	668,950
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45(a)	3,050	2,570,825
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,341

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.650%	04/15/29	20	$19,558
3.650%	08/01/48	20	14,797
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	1,002,571
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	20	19,898
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	14,270
2.250%	06/01/30	20	18,246
2.440%	01/15/32	11	9,703
3.000%	01/15/52	58	35,914
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	8,998
3.600%	09/15/47	10	7,492
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	150	139,274
3.875%	02/15/32	3,225	2,965,922
5.250%	06/15/29	200	199,493
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	325	350,586
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	1,245	1,204,321
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	25	23,209
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31	5	4,361
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	5	3,063
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,735
3.300%	08/01/40	5,395	4,041,554
3.750%	08/15/42	50	37,692
4.000%	12/01/46	15	11,143
4.450%	04/15/42	5	4,141
4.750%	02/15/44	75	63,341
4.950%	07/01/50	2,645	2,207,301
Sr. Sec’d. Notes
3.250%	06/01/31	1,650	1,522,867
PacifiCorp,
First Mortgage
3.300%	03/15/51	390	253,976
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	25	15,586
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	324	326,704
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	225	229,301

SEE NOTES TO FINANCIAL STATEMENTS.

A169

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48	20	$14,775
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	90	98,582
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34(a)	4,500	4,567,468
First Mortgage, Series 34
3.200%	03/01/50	5	3,367
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	45	24,081
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	35	30,846
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	44,543
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	15,895
5.350%	05/15/35	40	40,401
First Mortgage, Series WWW
2.950%	08/15/51	5	3,185
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30	10	8,850
Sempra,
Sr. Unsec’d. Notes
4.000%	02/01/48	5	3,774
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	35	31,723
2.850%	08/01/29	40	37,758
3.650%	02/01/50	25	17,272
First Mortgage, Series 20A
2.950%	02/01/51	5	3,005
First Mortgage, Series A
4.200%	03/01/29	20	19,690
First Mortgage, Series G
2.500%	06/01/31	10	8,925
First Mortgage, Series H
3.650%	06/01/51	5	3,439
First Ref. Mortgage
5.500%	03/15/40	10	9,594
First Ref. Mortgage, Series C
4.125%	03/01/48	50	37,663
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	22,007
Talen Energy Supply LLC,
Gtd. Notes, 144A
6.375%	05/01/33	275	274,675
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	28,098

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28		10	$9,568
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50(a)		1,500	1,152,053
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44		15	12,928
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		2,050	2,063,953
8.000%(ff)	10/15/26(oo)		2,325	2,342,820
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,050	2,196,177
Vistra Operations Co. LLC,
Gtd. Notes, 144A
3.700%	01/30/27		2,000	1,988,870
5.000%	07/31/27		600	599,827
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30		720	747,775

				53,267,335

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31		205	203,531
5.500%	04/15/34		145	143,467
6.375%	03/15/29		395	402,785
6.625%	03/15/32		225	231,901

				981,684

Electronics — 0.0%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
2.650%	08/09/31		25	22,234

Engineering & Construction — 0.5%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33		90	90,104
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,800	2,991,790
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	339,718
Jacobs Solutions, Inc.,
Gtd. Notes
4.750%	03/03/31		3,445	3,407,396
MasTec, Inc.,
Sr. Unsec’d. Notes
5.900%	06/15/29		380	390,890
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		201	196,076
4.250%	10/31/26		605	603,034

SEE NOTES TO FINANCIAL STATEMENTS.

A170

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
5.500%	10/31/46		615	$527,362
5.500%	07/31/47		3,780	3,237,003

				11,783,373

Entertainment — 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		3,725	3,579,583
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		400	402,483
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		75	73,683
Penn Entertainment, Inc.,
Gtd. Notes, 144A
6.750%	04/01/31		400	401,994
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		600	600,132
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32		865	914,700
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33		340	341,392
7.125%	02/15/31(a)		360	380,375

				6,694,342

Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		200	205,544
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.950%	05/15/28		20	19,834
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	34,093

				259,471

Foods — 0.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31		125	122,266
5.625%	03/31/32		900	869,748
5.750%	03/31/34		175	166,611
6.500%	02/15/28		375	378,003
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		1,500	1,500,000
Gtd. Notes, 144A
11.000%	06/15/31		840	775,347
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	1,572	1,746,844
8.125%	05/14/30	GBP	1,368	1,700,582
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	775	864,483

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30	10	$8,981
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.750%	04/01/33	1,998	2,042,870
Sr. Unsec’d. Notes, 144A
5.625%	03/10/37	4,200	4,167,088
Mars, Inc.,
Gtd. Notes, 144A
4.125%	04/01/54	415	326,425
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35	3,045	3,056,938
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31	30	26,102
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	125	120,729
6.375%	03/01/33(a)	390	387,123
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.625%	09/13/31	1,858	1,639,517
5.200%	04/01/29	3,726	3,739,079

			23,638,736

Gas — 0.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	55	48,011
2.625%	09/15/29	15	14,173
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	10	8,877
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	120	104,618
3.600%	05/01/30	36	34,562
4.800%	02/15/44	120	106,398
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34	20	18,480
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50	45	34,073
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43	1,050	899,081

			1,268,273

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46	3,180	2,923,911

SEE NOTES TO FINANCIAL STATEMENTS.

A171

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	$40,417
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,300	1,262,293
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	576,559
3.650%	03/07/28		30	29,579

				4,832,759

Healthcare-Services — 1.1%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	14,282
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,067,107
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	6,252
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	15,811
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	6,355
Cigna Group (The),
Gtd. Notes
3.875%	10/15/47		20	15,318
Sr. Unsec’d. Notes
2.375%	03/15/31		990	891,336
2.400%	03/15/30		122	112,693
3.200%	03/15/40		1,745	1,359,155
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43		20	19,523
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		5	4,606
3.910%	10/01/50		5	3,716
4.187%	10/01/49		30	23,367
5.205%	12/01/31		4,015	4,063,571
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,000	968,822
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		25	19,871
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		385	341,047
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33		500	560,174

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Gtd. Notes, MTN
7.750%	07/15/36	500	$572,151
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	2,060	2,076,117
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	6,463
Laboratory Corp. of America Holdings,
Gtd. Notes
2.950%	12/01/29	25	23,636
4.350%	04/01/30	6,155	6,071,879
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,375	1,319,903
Sr. Sec’d. Notes, 144A
7.000%	05/01/34	580	555,639
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	20,174
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	8,664
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	46,727
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	46,807
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,464
3.361%	08/15/50	4	2,805
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	375	364,391
4.375%	01/15/30	1,925	1,865,322
4.625%	06/15/28	435	431,233
5.125%	11/01/27	75	74,993
Sr. Sec’d. Notes, 144A
5.500%	11/15/32	575	571,743
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	22,362
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	12,775
3.050%	05/15/41	895	675,228
3.250%	05/15/51	5	3,365
3.500%	08/15/39	25	20,569
3.950%	10/15/42	220	181,753
4.450%	12/15/48	10	8,347
4.500%	04/15/33	840	821,615
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30	25	22,475

			26,325,606

SEE NOTES TO FINANCIAL STATEMENTS.

A172

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Holding Companies-Diversified — 0.2%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	4,115	$3,989,656

Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	175	180,171
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	45	45,060

			225,231

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	195	179,844

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	240	243,221
6.625%	05/15/32(a)	115	116,455
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	355	371,350
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	950	889,921

			1,620,947

Insurance — 0.5%
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35	1,955	1,941,436
Asurion LLC/Asurion Co-Issuer, Inc.,
Sec’d. Notes, 144A
8.375%	02/01/34	885	820,188
Sr. Sec’d. Notes, 144A
8.000%	12/31/32	700	708,103
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	13,611
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	6,210	6,482,110
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	763,997
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	440,478
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	350	319,273
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,525
2.375%	12/15/31	15	13,278

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	$133,322
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	14,245
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,482,860
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	11,517

			13,148,943

Internet — 0.6%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	17,544
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	20	19,464
2.100%	05/12/31	30	26,741
2.500%	06/03/50	25	14,485
3.150%	08/22/27	45	44,459
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	24,563
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	8,485	8,671,863
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	326	321,270
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
6.200%	05/15/46	2,555	2,555,588
6.300%	05/15/56	745	741,341
6.450%	05/15/66	2,215	2,190,281
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	18,005

			14,645,604

Investment Companies — 0.1%
Blackstone Secured Lending Fund,
Sr. Unsec’d. Notes
5.900%	05/21/31	3,505	3,451,671

Iron/Steel — 0.2%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	1,005	1,039,441
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
4.625%	03/01/29	500	482,207
6.875%	11/01/29	515	519,352
7.375%	05/01/33	250	249,667

SEE NOTES TO FINANCIAL STATEMENTS.

A173

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33	215	$213,611
6.000%	12/15/35	205	204,374
Fortescue Treasury Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	14	13,344
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.000%	05/01/32	240	236,890
6.250%	05/01/34	165	162,525
7.000%	04/01/31	435	450,773
9.250%	10/01/28	766	790,910
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	10/15/50	5	3,364
3.450%	04/15/30	5	4,769

			4,371,227

Leisure Time — 0.2%
Carnival Corp. Ltd.,
Gtd. Notes, 144A
5.125%	05/01/29	610	608,414
5.750%	03/15/30	550	555,874
5.750%	08/01/32	1,120	1,131,200
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	850	834,258
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	50	49,875
6.750%	02/01/32	15	14,948
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	475	477,893
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28	575	580,142

			4,252,604

Lodging — 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	1,092	1,101,936
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	1,600	1,588,920
5.500%	04/15/27	700	701,201
6.500%	04/15/32(a)	510	509,973
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	402,982

			4,305,012

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	9,373

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Construction & Mining (cont’d.)
Solaris Energy Infrastructure LLC,
Gtd. Notes, 144A
6.375%	05/15/31	980	$991,119

			1,000,492

Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	650	672,633
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,510
LSF12 Helix Parent LLC,
Sr. Sec’d. Notes, 144A
7.125%	02/01/33	625	605,757
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,400	1,453,077
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	30	30,041

			2,771,018

Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29	925	904,883
Sr. Unsec’d. Notes
4.500%	05/01/32	450	397,478
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,651
4.750%	03/01/30	8	7,591
5.125%	05/01/27	124	123,806
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	40	37,268
2.300%	02/01/32	74	62,700
2.800%	04/01/31	72	64,176
3.500%	06/01/41	45	31,465
3.500%	03/01/42	50	34,562
4.800%	03/01/50	580	432,402
5.050%	03/30/29	85	84,676
5.375%	05/01/47	20	16,122
6.484%	10/23/45	1,140	1,047,200
6.550%	06/01/34	20	20,407
6.650%	02/01/34	6,100	6,256,825
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	10	9,317
2.937%	11/01/56	11	5,947
3.250%	11/01/39	35	26,676
3.900%	03/01/38	25	21,147
3.999%	11/01/49	85	60,325
4.600%	10/15/38	120	108,279

SEE NOTES TO FINANCIAL STATEMENTS.

A174

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50		60	$32,077
5.450%	09/01/34		1,290	1,228,301
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27		65	64,156
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,000	592,703
4.125%	12/01/30		200	118,702
5.375%	02/01/28		400	250,790
5.500%	04/15/27		850	569,492
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,000	229,587
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(d)		325	293,757
7.375%	07/01/28(d)		200	192,082
7.750%	07/01/26(d)		3,250	3,250,000
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,525	2,595,181
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29		3,250	3,512,986
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		10	8,510
Sirius XM Radio LLC,
Gtd. Notes, 144A
4.000%	07/15/28		15	14,606
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		2,035	1,738,207
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	29,943
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	600	692,407
4.250%	01/15/30	GBP	1,500	1,748,497
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	83,053

				27,002,940

Mining — 0.4%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		505	541,257
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		464	465,362
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33		265	267,313

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Coeur Mining, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	325	$333,354
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.375%	02/15/36	1,310	1,284,376
7.250%	02/15/34	1,980	2,028,292
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32	450	447,948
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,025	1,050,246
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	260	251,513
6.375%	08/15/33	530	533,921
6.875%	01/30/30	430	440,507
PLS Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31	145	148,444
Skeena Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.500%	04/01/31	1,240	1,301,144
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	44,860

			9,138,537

Miscellaneous Manufacturing — 0.0%
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	49,650
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	57,756

			107,406

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
6.000%	04/26/27	1,000	1,014,740
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,502,304

			2,517,044

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	19,855
3.276%	12/01/28	25	24,011
4.250%	04/01/28	3,390	3,351,793

			3,395,659

SEE NOTES TO FINANCIAL STATEMENTS.

A175

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 2.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	3,775	$3,445,944
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	4,055,602
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	1,250	1,260,538
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	179	197,758
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	195	197,572
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,928
2.772%	11/10/50	145	89,240
2.939%	06/04/51	1,905	1,205,909
3.060%	06/17/41	7	5,269
3.379%	02/08/61	5	3,221
4.234%	11/06/28	50	49,664
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	9,355
5.000%	12/15/29	1,845	1,861,937
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	241,248
5.250%	06/15/37	12	11,621
5.400%	06/15/47	1,325	1,219,595
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,668
3.850%	01/15/28	10	9,933
ConocoPhillips Co.,
Gtd. Notes
5.500%	01/15/55	955	915,217
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	10	9,914
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	1,625	1,636,756
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.250%	10/15/27	15	15,005
5.600%	07/15/41	870	856,750
Sr. Unsec’d. Notes, 144A
4.375%	03/15/29(a)	10	9,914
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	20,534
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	20	19,918
6.250%	03/15/33	3,327	3,539,913

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30		497	$505,200
8.625%	01/19/29		2,520	2,677,878
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32		525	511,597
5.375%	02/01/29		700	699,832
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	45,024
5.600%	02/15/41		15	15,189
7.300%	08/15/31		5	5,566
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33		858	894,045
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	199,750
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	50,089
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
8.913%(c)	09/30/29^		243	239,595
8.913%(c)	09/30/29^		292	287,513
8.913%(c)	09/30/29^		243	239,594
8.913%(c)	09/30/29^		73	71,877
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	880	1,186,098
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31		10	9,891
6.500%	01/23/29		600	612,444
6.625%	06/15/38		116	107,843
6.700%	02/16/32		2,110	2,125,846
6.840%	01/23/30		630	647,010
10.000%	02/07/33		2,120	2,498,420
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	678	768,392
Gtd. Notes, MTN
6.750%	09/21/47		2,449	2,093,454
8.750%	06/02/29		2,092	2,235,930
Phillips 66,
Gtd. Notes
2.150%	12/15/30		53	47,544
Phillips 66 Co.,
Gtd. Notes
4.680%	02/15/45		275	235,199
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		795	713,632
2.150%	01/15/31		5	4,486

SEE NOTES TO FINANCIAL STATEMENTS.

A176

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30	1,250	$1,220,638
Shell Finance US, Inc.,
Gtd. Notes
3.250%	04/06/50	10	6,913
4.000%	05/10/46	20	15,974
SM Energy Co.,
Gtd. Notes, 144A
8.625%	11/01/30	1,200	1,260,476
Sunoco LP,
Sr. Unsec’d. Notes, 144A
4.500%	10/01/29	150	145,780
6.625%	08/15/32	385	391,436
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
7.000%	09/15/28	1,100	1,123,240
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	4	2,650
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29	395	407,837
8.500%	05/15/31	620	642,878
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	845	822,642
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28	2,000	2,075,729

			48,752,054

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	450	502,356
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	5,632

			507,988

Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	50,753
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	2,375	2,414,201
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	1,445	1,425,560
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	540	524,186

			4,414,700

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	$298,486
3.200%	11/21/29	49	46,920
4.050%	11/21/39	2,175	1,915,763
4.250%	11/14/28	50	49,820
4.550%	03/15/35	1,575	1,527,095
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	7,172
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28	430	381,625
5.000%	02/15/29	250	184,245
5.250%	01/30/30	325	207,970
5.250%	02/15/31	225	132,843
6.250%	02/15/29	875	658,437
7.000%	01/15/28	225	203,484
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	225	207,844
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	17,676
3.794%	05/20/50	7	5,045
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	7,007
CVS Health Corp.,
Jr. Sub. Notes
7.000%(ff)	03/10/55	1,420	1,473,219
Sr. Unsec’d. Notes
1.750%	08/21/30	210	186,215
2.125%	09/15/31	40	34,979
3.000%	08/15/26	12	11,975
3.750%	04/01/30	110	106,367
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	7,003
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	22,231
2.350%	06/24/40	10	7,112
2.750%	12/10/51	15	9,208
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	739,351
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	600	593,845
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	19,904
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	87	86,788

SEE NOTES TO FINANCIAL STATEMENTS.

A177

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	$397,573
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,925
4.000%	06/22/50	1,492	1,025,262
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	29,616

			10,606,005

Pipelines — 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	775	772,919
5.750%	07/01/34	390	385,071
6.625%	02/01/32	590	602,459
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,683,889
4.450%	07/15/27	60	59,910
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	4,660	4,890,720
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	16,428
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	25,337
Gtd. Notes, Series 20Y
5.800%	06/15/38	20	20,388
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	10,068
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	924,639
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,365	1,367,248
Sr. Unsec’d. Notes
3.750%	05/15/30	60	57,771
4.200%	04/15/27	120	119,756
4.950%	06/15/28	20	20,108
5.000%	05/15/50	293	248,152
5.150%	03/15/45	55	48,988
5.300%	04/15/47	120	107,591
5.400%	10/01/47	60	54,390
5.500%	06/01/27	50	50,329
6.100%	02/15/42	5	5,018
6.125%	12/15/45	90	89,405
6.250%	04/15/49	3,633	3,625,497
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	30	28,771
3.700%	01/31/51	145	106,763
4.250%	02/15/48	45	36,903
4.850%	03/15/44	25	22,833

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.900%	05/15/46	2,115	$1,905,118
Gtd. Notes, Series D
6.875%	03/01/33	10	11,093
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	26,354
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	5	4,391
5.400%	09/01/44	13	12,230
7.300%	08/15/33	10	11,263
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	29,711
3.250%	08/01/50	782	518,594
3.600%	02/15/51	1,178	829,163
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	12,565	11,564,917
4.125%	03/01/27	30	29,932
5.200%	03/01/47	115	103,538
5.500%	02/15/49	40	36,862
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	3,381
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,370,535
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	75	70,669
4.200%	03/15/45	1,000	775,331
4.350%	03/15/29	100	99,141
6.250%	10/15/55	2,830	2,836,849
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	19,254
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	425	436,652
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	11,386
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35	860	868,912
6.500%	03/30/34	4,934	5,318,195
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	15,128
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,175
7.000%	10/15/28	10	10,502
Gtd. Notes, 144A
2.900%	03/01/30	10	9,361

SEE NOTES TO FINANCIAL STATEMENTS.

A178

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28(a)	3,540	$3,475,208
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	75,937
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	109,774
4.125%	08/15/31	80	75,096
6.000%	05/01/36	175	176,853
6.250%	01/15/30	1,450	1,486,041
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	2,680	2,610,186
Sr. Sec’d. Notes, 144A
9.500%	02/01/29	200	215,530
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30	563	575,897
6.500%	01/15/34	315	328,144
6.500%	06/15/34	334	347,796
6.750%	01/15/36	315	333,898
7.500%	05/01/33	338	370,954
7.750%	05/01/35	551	617,690
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	5,925	5,742,554
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	27,155
3.750%	06/15/27	25	24,842
4.900%	01/15/45	1,200	1,059,403
5.600%	03/15/35	8,175	8,343,761
8.750%	03/15/32	10	11,827

			68,328,534

Real Estate — 0.0%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30	315	322,560
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A
7.000%	06/01/31	255	260,959
7.250%	06/01/33	240	244,871

			828,390

Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	4,077
2.000%	05/18/32	5	4,210
5.250%	03/15/36	1,688	1,657,602
American Tower Corp.,
Sr. Unsec’d. Notes
2.700%	04/15/31	90	81,880
3.600%	01/15/28	17	16,757

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	$34,843
4.050%	07/01/30	1,145	1,112,366
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.500%	07/15/31	35	31,094
3.300%	07/01/30	30	28,259
4.000%	03/01/27	10	9,967
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	21,778
Global Net Lease, Inc.,
Gtd. Notes, 144A
4.500%	09/30/28	10	9,748
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	19,583
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30	50	48,068
4.000%	01/15/31	10	9,447
5.750%	06/01/28	50	50,558
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27	15	14,732
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	20	17,651
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	925	634,252
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	75	76,701
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	625	611,178
Prologis LP,
Sr. Unsec’d. Notes
1.750%	02/01/31	25	21,975
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	12,432
2.100%	03/15/28	15	14,413
2.200%	06/15/28	5	4,787
2.700%	02/15/32	2,190	1,956,256
2.850%	12/15/32	530	470,731
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	775	792,699
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	1,275	1,220,014
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	50	47,990

SEE NOTES TO FINANCIAL STATEMENTS.

A179

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.250%	11/30/26		20	$19,922
Starwood Property Trust, Inc.,
Gtd. Notes, 144A
5.250%	10/15/28		305	303,585
Sr. Unsec’d. Notes, 144A
6.500%	10/15/30		1,175	1,201,785
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		2,650	2,383,369
4.200%	04/15/32		4,361	4,166,408
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
5.750%	02/01/27		2,480	2,485,884
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		15	14,119
2.800%	06/01/31		35	32,102
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		1,930	1,619,614

				21,262,836

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		1,500	1,415,625
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31		25	22,005
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	175	204,594
7.375%	08/31/32	GBP	225	307,250
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30		775	807,991
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		2,025	2,093,379
9.000%	06/01/31		1,311	1,446,340
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		25	24,301
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	12/06/28		10	9,912
4.875%	02/15/44		10	9,215
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		950	910,144
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	09/15/28		20	18,822
1.700%	10/15/30		10	8,846
3.650%	04/05/29		30	29,309

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	$29,701
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31(a)	2,155	1,884,387
QXO Building Products, Inc.,
Gtd. Notes, 144A
6.500%	07/15/31	195	198,708
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.700%	04/15/27	2	2,001
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	04/01/32	350	357,391
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	48,397
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	2	1,885

			9,830,203

Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes
2.450%	02/15/31	39	35,278
Sr. Unsec’d. Notes
3.419%	04/15/33	1,442	1,314,239
3.469%	04/15/34	1,225	1,099,422
4.900%	07/15/32(a)	4,660	4,673,033
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,781	1,510,653
3.187%	11/15/36	110	91,990
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	1,705	1,743,955
6.150%	01/25/32	1,200	1,259,335
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	5,682
3.900%	03/25/30	20	19,419
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	22,618
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	28,442
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.500%	05/11/31	65	58,236
2.650%	02/15/32	35	31,024
3.400%	05/01/30(a)	40	38,099
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	9,834

			11,941,259

SEE NOTES TO FINANCIAL STATEMENTS.

A180

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
2.043%	08/16/28	1,300	$1,230,761
4.200%	05/01/30	20	19,541
5.353%	01/15/30	3,076	3,127,520

			4,377,822

Software — 0.4%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31(a)	1,580	1,562,364
9.250%	06/01/30	615	618,786
9.625%	07/15/32	315	310,377
9.750%	10/01/31	220	219,427
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.550%	03/10/29	3,040	3,016,626
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	20,577
3.500%	07/01/29	40	38,391
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,980
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	07/01/33	220	230,338
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26	50	49,955
3.950%	03/25/51	5	3,201
4.000%	11/15/47	25	16,649
4.800%	09/26/32	65	61,847
6.550%	02/04/46	635	598,989
6.700%	02/04/56	875	823,671
6.850%	02/04/66	800	745,197
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	9,415
6.550%	03/15/56	700	700,714
6.700%	03/15/66	590	593,406

			9,629,910

Telecommunications — 1.5%
APLD ComputeCo 3 LLC,
Sr. Sec’d. Notes, 144A
7.000%	06/15/31	315	314,542
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	4,780	4,159,538
2.300%	06/01/27	75	73,537
2.750%	06/01/31	110	100,023
3.500%	06/01/41	5,500	4,231,327
3.550%	09/15/55	972	624,876
3.800%	12/01/57	13	8,675
4.250%	03/01/27	10	9,989
4.500%	05/15/35	900	848,196

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
4.500%	03/09/48		10	$8,009
6.950%	01/15/28		10	10,265
Beacon Point DC LLC,
Sr. Sec’d. Notes, 144A
6.129%	11/30/42		1,330	1,343,677
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31		880	893,022
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A
10.500%	04/03/31		5,575	5,586,730
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%(s)	12/31/30		132	13
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%(s)	12/31/30^		89	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32		2,710	2,792,994
HUT 8DC LLC,
Sr. Sec’d. Notes, 144A
6.192%	11/15/42		535	542,861
Level 3 Financing, Inc.,
Gtd. Notes, 144A
8.500%	01/15/36		1,210	1,300,324
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		860	883,135
7.000%	03/31/34		1,710	1,762,970
Meridian Arc Holdco LLC,
Sr. Sec’d. Notes, 144A
6.250%	04/30/31		2,455	2,459,438
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30		109	98,216
PR RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
6.500%	05/01/31		2,490	2,486,627
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes
5.750%	07/08/32	EUR	200	226,544
5.875%	07/10/31	EUR	1,200	1,371,764
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31		2,550	2,513,989
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%
11.750%	03/01/28^(d)	GBP	482	1
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		10	9,071
2.625%	02/15/29		10	9,511
3.300%	02/15/51		5	3,265
3.750%	04/15/27		125	124,316
3.875%	04/15/30		137	132,763
4.375%	04/15/40		435	383,795

SEE NOTES TO FINANCIAL STATEMENTS.

A181

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
8.625%	06/15/32		365	$381,391
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		75	66,043
2.550%	03/21/31		54	49,024
2.650%	11/20/40		203	143,428
2.850%	09/03/41		10	7,115
2.875%	11/20/50		105	64,239
5.401%	07/02/37		633	631,323
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	270	341,130

4.500%	07/15/31	GBP	300	329,291
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		260	274,191
WULF Compute LLC,
Sr. Sec’d. Notes, 144A
7.750%	10/15/30		225	236,165
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 7.125% or PIK 1.875%
13.750%	09/09/30		600	591,781

				38,429,124

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.300%	09/15/51		5	3,417
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50		10	7,102
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27		10	9,899
3.800%	03/01/28		16	15,833
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)		480	446,333
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		73	74,316
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50		15	9,791
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	2,315		2,280,090
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51		9	6,759
3.950%	08/15/59		35	25,917
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		850	878,489

				3,757,946

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.550%	05/01/28		2,475	$2,508,736
6.050%	08/01/28		1,545	1,581,172

				4,089,908

TOTAL CORPORATE BONDS (cost $811,881,743)				797,594,469

FLOATING RATE AND OTHER LOANS — 0.9%
Auto Parts & Equipment — 0.1%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
8.492%(c)	11/17/28		1,244	1,236,987
Term B Loan, 3 Month SOFR + 5.100%
8.787%(c)	11/17/28		885	880,575

				2,117,562

Commercial Services — 0.0%
OCS Group Investments Ltd. (United Kingdom),
Facility B5, SONIA + 5.250%
8.981%(c)	11/28/31	GBP	625	827,481

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Initial Exchange Term Loan, 1 Month SOFR + 7.000%
12.350%(c)	01/04/29		1,352	1,354,086

Holding Companies-Diversified — 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.163%(c)	12/19/30		934	878,595

Insurance — 0.0%
Asurion LLC/Asurion Co-Issuer, Inc.,
New B-14 Term Loan, 1 Month SOFR + 3.750%
7.413%(c)	02/23/33		447	421,460
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.449%(c)	11/03/32	EUR	650	746,232

				1,167,692

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
12.000%	01/03/28		134	24,582

Media — 0.2%
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.500%
8.758%(c)	09/25/29		6,158	5,534,055

Metal Fabricate/Hardware — 0.0%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
10.232%(c)	04/23/30^		420	421,363

Retail — 0.4%
CDR Firefly Bidco PLC (United Kingdom),
Facility B10, SONIA + 4.750%
8.492%(c)	04/29/29	GBP	1,100	1,460,642

SEE NOTES TO FINANCIAL STATEMENTS.

A182

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Retail (cont’d.)
EG Finco Ltd. (United Kingdom),
Term B Loan (EUR), 3 Month EURIBOR + 3.500%
5.729%(c)	02/10/31	EUR	5,100 $		5,813,274
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.500%
8.230%(c)	08/31/32	GBP		1,050	1,398,190
WSH Services Holding Ltd. (United Kingdom),
Facility B5, SONIA + 4.500%
8.262%(c)	05/16/31	GBP		175	232,973

					8,905,079

Telecommunications — 0.1%
Connect Holdings 2 LLC,
Delayed Draw Term B Loan, 1 Month SOFR + 4.250%
7.903%(c)	04/03/31			1,462	1,371,035

TOTAL FLOATING RATE AND OTHER LOANS (cost $23,046,813)					22,601,530

MUNICIPAL BONDS — 0.5%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41			30	28,860

California — 0.2%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50			1,125	1,258,974
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39			1,550	1,760,637
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40			725	855,551

					3,875,162

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50			770	773,664

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40			1,380	1,494,487

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57			20	14,586

New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41			1,175	1,340,289
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40			2,050	2,400,453

					3,740,742

Interest Rate	Maturity Date		Principal Amount (000)#		Value

MUNICIPAL BONDS (continued)
New York — 0.0%
Empire State Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35		20 $		16,932
Port Authority of New York & New Jersey,
Revenue Bonds, Series 159
6.040%	12/01/29			25	26,292

					43,224

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45			825	824,533

Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52			20	13,856
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49			450	355,921

					369,777

TOTAL MUNICIPAL BONDS (cost $10,203,333)					11,165,035

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.2%
Angel Oak Mortgage Trust,
Series 2025-07, Class A1, 144A
5.509%(cc)	06/25/70			4,334	4,335,465
Aran Funding DAC (Ireland),
Series 2025-01A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap
N/A, Floor 0.000%)
3.379%(c)	12/24/65	EUR		1,613	1,845,719
Aspire Mortgage Trust,
Series 2026-02, Class A1, 144A
5.325%(cc)	04/26/66			3,638	3,624,111
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63			3,704	3,589,144
BINOM Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A
5.060%(cc)	02/25/66			2,760	2,736,337
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64			424	373,301
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64			982	961,997
Series 2025-I01, Class A1, 144A
5.655%(cc)	10/25/69			1,941	1,945,197
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.614%(cc)	09/25/47			187	175,661
Series 2025-RP01, Class A1, 144A
4.014%(cc)	01/25/64			6,319	5,839,391
Series 2025-RP01, Class A2, 144A
4.014%(cc)	01/25/64			311	235,795

SEE NOTES TO FINANCIAL STATEMENTS.

A183

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-RP01, Class B1, 144A
4.014%(cc)	01/25/64	124	$80,997
Series 2025-RP01, Class B2, 144A
4.014%(cc)	01/25/64	79	46,260
Series 2025-RP01, Class B3, 144A
4.014%(cc)	01/25/64	99	50,746
Series 2025-RP01, Class B4, 144A
4.174%(cc)	01/25/64	92	39,437
Series 2025-RP01, Class M1, 144A
4.014%(cc)	01/25/64	265	190,647
Series 2025-RP01, Class M2, 144A
4.014%(cc)	01/25/64	166	114,024
Series 2025-RP01, Class SA, 144A
0.000%(cc)	01/25/64	8	7,480
Series 2025-RP01, Class X, IO, 144A
0.000%(cc)	01/25/64	7,456	746
CLIP Trust,
Series 2026-NQM01, Class A1, 144A
0.000%(cc)	05/25/71	1,468	1,458,980
COLT Mortgage Loan Trust,
Series 2025-INV02, Class A1, 144A
5.601%(cc)	02/25/70	2,216	2,221,614
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
8.878%(c)	03/25/42	260	267,666
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
6.728%(c)	06/25/43	1,400	1,446,221
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.328%(c)	07/25/44	177	177,022
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	931	884,900
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A
5.356%(cc)	03/25/70	2,140	2,136,091
Series 2025-H05, Class A1, 144A
5.509%(cc)	07/25/70	1,767	1,767,879
Series 2026-NQM05, Class A1, 144A
5.094%(cc)	03/25/71	3,051	3,026,581
Series 2026-NQM06, Class A1, 144A
5.268%(cc)	05/25/71	3,005	2,991,761
EFMT,
Series 2025-INV03, Class A1, 144A
5.444%(cc)	07/25/70	2,366	2,365,757
Series 2026-NQM05, Class A1, 144A
5.558%(cc)	06/25/71	3,667	3,665,890
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,197	1,134,913
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,480,893

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES
(continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
7.628%(c)	11/25/50		900	$984,252
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.278%(c)	01/25/34		56	55,941
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
5.428%(c)	11/25/41		100	100,213
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
6.978%(c)	09/25/41		100	100,412
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.728%(c)	09/25/41		1,020	1,022,817
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
5.978%(c)	12/25/41		900	904,626
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.128%(c)	01/25/42		40	40,338
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
6.528%(c)	04/25/42		100	101,462
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)
4.978%(c)	01/25/45		3,900	3,897,628
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44		544	494,225
Series 4768, Class GA
3.500%	09/15/45		235	230,621
Series 4939, Class KT
3.000%	07/15/48		314	278,453
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45		107	103,538
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A
5.648%(cc)	06/25/65		2,052	2,053,062
Series 2025-NQM03, Class A1, 144A
5.137%(cc)	11/25/65		2,282	2,271,292
Series 2026-NQM03, Class A1, 144A
5.222%(cc)	05/25/66		2,411	2,392,057
HOMES Trust,
Series 2026-NQM02, Class A1, 144A
5.488%(cc)	01/25/71		2,593	2,590,040
JPMorgan Mortgage Trust,
Series 2025-DSC02, Class A1, 144A
5.195%(cc)	10/25/65		5,432	5,388,931
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.379%(c)	01/24/63	EUR	1,060	1,213,072

SEE NOTES TO FINANCIAL STATEMENTS.

A184

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		6,001	$5,931,555
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%(cc)	07/25/39		1,000	1,001,481
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		3,200	3,209,471
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.195%(c)	05/26/66	EUR	1,560	1,781,431
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.695%(c)	05/26/66	EUR	4,200	4,770,482
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-DSC02, Class A1, 144A
5.440%(cc)	04/27/71		3,731	3,721,727
Series 2026-NQM05, Class A1, 144A
5.488%(cc)	04/27/71		2,350	2,347,999
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.513%(c)	01/25/48		186	183,663
NLT Trust,
Series 2025-INV01, Class A1, 144A
5.506%(cc)	02/25/70		4,397	4,404,007
Series 2025-INV01, Class A2, 144A
5.708%(cc)	02/25/70		493	493,331
Series 2025-INV01, Class A3, 144A
5.860%(cc)	02/25/70		846	847,637
Series 2025-INV01, Class AIOS, 144A
0.399%(cc)	02/25/70		6,779	36,920
Series 2025-INV01, Class B1, 144A
6.585%(cc)	02/25/70		281	276,730
Series 2025-INV01, Class B2, 144A
6.585%(cc)	02/25/70		221	213,873
Series 2025-INV01, Class B3, 144A
6.585%(cc)	02/25/70		139	128,658
Series 2025-INV01, Class M1, 144A
6.314%(cc)	02/25/70		401	401,719
Series 2025-INV01, Class XS, 144A
0.901%(cc)	02/25/70^		6,779	169,465
OBX Trust,
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65		1,619	1,620,596
Series 2026-NQM07, Class A1, 144A
5.220%(cc)	04/25/66		2,762	2,746,299
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
7.128%(c)	05/25/33		3,269	3,292,553
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
6.982%(c)	03/29/27		2,384	2,399,657

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,475	$1,397,024
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%(cc)	05/25/54		553	538,977
Series 2025-RPL01, Class A1, 144A
4.000%(cc)	03/25/55		2,317	2,260,646
Series 2025-RPL01, Class A2, 144A
4.000%(cc)	03/25/55		496	477,563
Series 2025-RPL01, Class A3, 144A
4.000%(cc)	03/25/55		293	281,398
Series 2025-RPL01, Class M1A, 144A
4.000%(cc)	03/25/55		286	273,432
Series 2025-RPL01, Class M1B, 144A
4.000%(cc)	03/25/55		101	96,079
PRPM Trust,
Series 2025-NQM02, Class A1, 144A
5.688%(cc)	04/25/70		3,478	3,483,052
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.923%(cc)	02/25/34		81	78,830
Series 2004-18, Class 3A1
4.599%(cc)	12/25/34		589	553,209
Verus Securitization Trust,
Series 2025-07, Class A1, 144A
5.129%(cc)	08/25/70		3,010	2,996,183
Series 2026-01, Class A1, 144A
4.863%(cc)	01/25/71		1,435	1,420,797

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $129,416,294)				129,278,047

SOVEREIGN BONDS — 2.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%	07/09/30	EUR	1,518	1,509,066
0.750%(cc)	07/09/30		3,700	3,275,278
1.000%	07/09/29		4,471	4,073,373
3.500%(cc)	07/09/41		410	307,128
3.875%(cc)	07/09/35	EUR	448	395,175
5.000%	01/09/38		1,442	1,204,791
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	515,280
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		321	321,260
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	4,100	4,660,300
4.500%	03/15/29		2,513	2,446,406
5.375%	01/21/29		1,260	1,257,606
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		2,648	2,649,986
6.000%	07/19/28		770	780,626

SEE NOTES TO FINANCIAL STATEMENTS.

A185

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
6.900%	07/31/30		851	$849,539
Sr. Unsec’d. Notes, 144A
8.750%	01/29/34		5,315	5,372,933
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,705	1,925,262
5.250%	03/22/30	EUR	2,175	2,514,703
5.875%	10/17/31	EUR	3,343	3,934,953
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41		1,860	1,803,028
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	9,205
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		800	589,452
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.625%	03/04/33	EUR	2,260	2,503,594
5.750%	09/16/30		2,480	2,492,028
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	4,701	4,999,342
1.650%	03/03/33	EUR	582	562,305
6.250%	05/26/28		952	970,326
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	351	339,122
6.250%	05/26/28		440	448,470

TOTAL SOVEREIGN BONDS (cost $51,125,475)				52,710,537

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%
Federal Agricultural Mortgage Corp., MTN
1.440%	09/25/35		45	34,294
Federal Home Loan Bank
2.050%	03/19/35		153	121,751
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		347	265,833
2.000%	11/01/50		6,592	5,322,688
2.000%	01/01/51		790	637,573
2.000%	05/01/51		786	633,253
2.500%	11/01/46		195	168,379
2.500%	12/01/50		949	810,561
2.500%	03/01/51		2,401	2,025,725
2.500%	08/01/51		9,838	8,387,756
2.500%	11/01/51		969	826,002
2.500%	01/01/52		1,779	1,521,880
2.500%	01/01/52		2,494	2,123,035
2.500%	04/01/52		426	364,095
3.000%	06/01/45		36	33,393
3.000%	01/01/48		158	141,143
3.000%	10/01/49		55	48,875
3.000%	07/01/51		2,089	1,831,295
3.000%	11/01/51		762	667,955
3.000%	01/01/52		1,065	931,987
3.000%	01/01/52		3,849	3,419,060

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	02/01/52	973	$851,722
3.000%	02/01/52	5,577	4,875,423
3.000%	03/01/52	927	823,307
3.000%	06/01/52	452	400,603
3.000%	06/01/52	809	717,740
3.500%	09/01/45	109	101,826
3.500%	02/01/47	423	390,754
3.500%	01/01/52	1,800	1,639,556
3.500%	02/01/52	684	624,620
3.500%	03/01/52	2,275	2,078,469
3.500%	04/01/52	1,863	1,692,598
3.500%	05/01/52	5,429	4,929,245
4.000%	05/01/52	7,131	6,688,418
4.500%	06/01/52	984	951,269
5.000%	06/01/33	66	66,092
5.000%	05/01/34	29	29,622
5.000%	08/01/52	1,427	1,414,211
5.000%	02/01/56	21,060	20,703,503
5.500%	10/01/33	167	169,417
5.500%	06/01/34	1	1,213
5.500%	10/01/52	877	886,588
5.500%	11/01/52	2,860	2,894,734
5.500%	12/01/54	7,787	7,823,889
5.500%	01/01/55	7,092	7,124,888
5.500%	11/01/55	6,047	6,070,217
6.000%	11/01/33	20	20,607
6.000%	05/01/34	25	25,505
6.000%	06/01/34	50	51,597
6.000%	09/01/34	27	27,332
6.000%	01/01/37	14	14,816
6.000%	09/01/38	15	15,905
6.000%	08/01/39	16	16,591
6.000%	12/01/52	572	586,267
6.000%	01/01/53	558	573,831
6.000%	01/01/53	1,091	1,122,985
6.000%	03/01/53	626	643,371
6.000%	04/01/53	633	650,638
6.250%	07/15/32(k)	170	187,577
6.500%	07/01/32	3	2,711
6.500%	08/01/32	5	5,087
6.500%	08/01/32	8	8,549
6.500%	08/01/32	15	15,520
6.500%	09/01/32	4	4,024
6.500%	09/01/32	15	15,132
6.500%	09/01/32	23	23,350
6.750%	03/15/31	545	602,583
Federal Home Loan Mortgage Corp., MTN
2.311%(s)	11/15/38	95	52,020
Federal National Mortgage Assoc.
1.500%	11/01/50	1,070	821,505
1.500%	12/01/50	686	527,168
2.000%	08/01/50	2,677	2,155,717
2.000%	09/01/50	1,906	1,537,747
2.000%	10/01/50	1,067	860,651
2.000%	12/01/50	2,186	1,761,679
2.000%	04/01/51	2,508	2,023,691
2.500%	02/01/43	69	60,410
2.500%	12/01/46	256	220,115

SEE NOTES TO FINANCIAL STATEMENTS.

A186

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	03/01/50	165	$140,071
2.500%	09/01/50	1,153	986,579
2.500%	03/01/51	6,926	5,848,648
2.500%	04/01/51	773	660,392
2.500%	11/01/51	10,799	9,083,567
2.500%	12/01/51	469	395,133
2.500%	02/01/52	1,166	995,585
2.500%	03/01/52	521	445,308
2.500%	05/01/52	716	611,606
3.000%	03/01/43	258	233,149
3.000%	07/01/43	309	279,703
3.000%	07/01/43	431	385,179
3.000%	07/01/50	1,054	928,528
3.000%	07/01/51	424	372,514
3.000%	11/01/51	1,193	1,049,686
3.000%	11/01/51	11,062	9,700,970
3.000%	12/01/51	2,290	2,037,876
3.000%	12/01/51	3,820	3,355,568
3.000%	01/01/52	3,139	2,741,009
3.000%	02/01/52	736	647,404
3.000%	02/01/52	1,460	1,276,307
3.000%	03/01/52	7,790	6,808,801
3.000%	04/01/52	711	623,803
3.000%	04/01/52	732	649,661
3.500%	06/01/39	79	73,586
3.500%	04/01/42	142	132,373
3.500%	06/01/42	207	193,432
3.500%	07/01/42	310	289,267
3.500%	02/01/52	4,482	4,098,649
4.000%	09/01/51	518	487,396
4.000%	11/01/51	1,735	1,625,649
4.000%	04/01/52	770	720,616
4.000%	05/01/52	1,470	1,379,019
4.500%	06/01/52	538	519,539
5.000%	12/01/31	14	13,815
5.000%	03/01/34	75	75,340
5.000%	06/01/35	34	33,892
5.000%	07/01/35	19	18,916
5.000%	05/01/36	24	24,197
5.000%	07/01/52	1,760	1,743,478
5.000%	08/01/52	2,995	2,966,981
5.000%	03/01/53	6,082	6,036,936
5.000%	05/01/53	506	503,205
5.000%	02/01/56	5,133	5,046,461
5.500%	TBA	9,000	9,016,101
5.500%	02/01/33	1	1,456
5.500%	02/01/33	4	3,889
5.500%	03/01/33	4	4,405
5.500%	03/01/33	10	9,824
5.500%	03/01/33	12	12,137
5.500%	04/01/33	2	1,551
5.500%	04/01/33	6	5,699
5.500%	04/01/33	9	8,630
5.500%	04/01/33	9	9,326
5.500%	07/01/33	7	6,571
5.500%	07/01/33	8	8,251
5.500%	08/01/33	9	9,380
5.500%	02/01/34	7	7,246

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	04/01/34	8		$8,525
5.500%	06/01/34	12		12,355
5.500%	10/01/52	1,354		1,368,772
5.500%	11/01/52	9,614		9,744,804
5.500%	12/01/54	3,359		3,376,243
5.500%	11/01/55	11,428		11,470,904
6.000%	10/01/33	1		1,138
6.000%	10/01/33	91		92,607
6.000%	12/01/33	6		5,893
6.000%	02/01/34	26		27,017
6.000%	03/01/34	16		15,931
6.000%	08/01/34	—	(r)	122
6.000%	11/01/34	—	(r)	78
6.000%	02/01/35	47		47,875
6.000%	01/01/36	40		41,675
6.000%	11/01/36	12		12,246
6.000%	05/01/38	13		13,206
6.000%	11/01/52	683		703,130
6.000%	12/01/52	3,854		3,969,449
6.000%	04/01/53	310		318,235
6.000%	08/01/53	390		399,951
6.000%	06/01/55	1,474		1,508,223
6.500%	07/01/32	31		31,768
6.500%	08/01/32	15		15,628
6.500%	08/01/32	32		33,029
6.500%	09/01/32	14		14,206
6.500%	09/01/32	36		37,440
6.500%	10/01/32	18		18,477
6.500%	10/01/32	40		41,729
6.500%	04/01/33	38		39,238
6.500%	11/01/33	1		1,279
6.500%	10/01/37	36		37,482
6.625%	11/15/30	830		908,917
7.000%	12/01/31	11		11,905
7.000%	05/01/32	14		14,470
7.000%	06/01/32	2		1,603
7.000%	01/01/36	9		9,372
7.000%	03/01/53	167		176,614
7.125%	01/15/30	785		859,316
Government National Mortgage Assoc.
2.500%	12/20/46	63		55,039
2.500%	09/20/50	2,797		2,391,574
3.000%	03/15/45	276		246,694
3.000%	07/20/46	252		226,529
3.000%	09/20/46	271		243,852
3.000%	10/20/46	69		61,781
3.000%	04/20/47	321		285,714
3.000%	12/20/48	219		194,722
3.000%	04/20/49	194		174,509
3.000%	07/20/49	50		44,592
3.000%	12/20/49	214		190,626
3.500%	01/20/43	299		280,813
3.500%	04/20/43	142		133,025
3.500%	03/20/45	177		163,221
3.500%	04/20/45	142		130,958
3.500%	04/20/47	2,883		2,657,562
3.500%	01/20/48	77		70,420
3.500%	11/20/51	3,412		3,104,357

SEE NOTES TO FINANCIAL STATEMENTS.

A187

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	12/20/51	8,660	$7,878,605
3.500%	01/20/52	2,392	2,169,955
3.500%	03/20/52	2,330	2,112,360
3.500%	04/20/52	1,172	1,060,903
4.000%	06/15/40	44	41,236
4.000%	08/20/46	144	138,273
4.000%	11/20/46	86	82,136
4.000%	09/20/47	114	107,762
4.000%	06/20/48	172	163,012
4.000%	02/20/49	311	294,273
4.000%	04/20/52	115	108,224
4.500%	02/20/41	135	133,270
4.500%	03/20/41	112	110,912
4.500%	06/20/44	87	85,777
4.500%	09/20/46	92	90,294
4.500%	11/20/46	177	174,170
4.500%	01/20/47	22	21,436
4.500%	05/20/52	373	361,799
4.500%	07/20/52	1,291	1,251,737
5.000%	07/15/33	34	33,520
5.000%	09/15/33	54	54,359
5.000%	04/15/34	24	24,001
5.000%	10/20/48	31	31,016
5.000%	07/20/52	2,569	2,548,061
5.000%	09/20/52	1,037	1,029,900
5.000%	11/20/54	3,868	3,818,365
5.500%	01/15/33	14	14,736
5.500%	02/15/33	10	9,957
5.500%	05/15/33	61	61,323
5.500%	06/15/33	35	34,980
5.500%	09/15/33	15	14,802
5.500%	03/15/34	76	76,490
5.500%	07/15/35	18	18,318
5.500%	03/15/36	16	16,596
5.500%	04/20/52	884	895,217
5.500%	05/20/52	903	913,962
5.500%	06/20/52	791	801,458
5.500%	09/20/52	1,045	1,060,043
5.500%	11/20/52	941	953,699
5.500%	04/20/55	874	878,991
6.000%	12/15/32	30	30,990
6.000%	11/15/33	12	12,199
6.000%	01/15/34	4	3,786
6.000%	06/20/34	92	95,036
6.000%	11/15/34	122	123,789
6.000%	09/20/52	1,019	1,049,371
6.000%	02/20/53	807	830,701
6.000%	06/20/53	626	643,653
6.500%	07/15/32	4	3,736
6.500%	08/15/32	1	984
6.500%	08/15/32	2	1,917
6.500%	08/15/32	5	4,897
6.500%	08/15/32	23	23,200
6.500%	09/15/32	21	21,527
6.500%	09/15/32	47	48,025
6.500%	09/15/32	70	72,389
6.500%	11/15/33	37	37,538
7.000%	08/15/28	2	2,077

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Resolution Funding Corp. Interest Strips, Bonds
3.606%(s)	04/15/30	535	$450,464

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $286,379,119)			283,424,445

U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Bonds
1.875%	02/15/51	49,165	27,332,667
2.375%	11/15/49	10,015	6,379,868
2.375%	05/15/51	76,270	47,692,584
2.875%	05/15/43	815	625,385
3.000%	11/15/44	19,830	15,166,852
3.250%	05/15/42	2,190	1,803,328
4.000%	11/15/42	10,220	9,221,953
4.000%	11/15/52	4,340	3,712,734
4.125%	08/15/44	35,360	31,984,225
4.500%	02/15/44	18,615	17,727,879
4.625%	05/15/44(h)	86,695	83,755,498
4.625%	11/15/44	50,535	48,711,002
4.625%	11/15/45	4,950	4,755,867
4.750%	11/15/43	4,800	4,722,750
4.875%	08/15/45	5,110	5,072,473
5.000%	05/15/45	10,065	10,154,641
U.S. Treasury Notes
1.875%	02/15/32	8,980	7,921,342
3.375%	02/29/28	10,985	10,847,688
3.750%	11/30/32	77,680	75,355,669
3.875%	04/15/29	185	183,613
3.875%	09/30/32	3,750	3,667,090
3.875%	12/31/32	33,745	32,951,465
4.000%	01/31/33	60,630	59,602,132
4.000%	02/15/34	8,740	8,539,253
4.125%	06/30/31	365	363,717
4.375%	05/15/34	4,695	4,696,467
U.S. Treasury Strips Coupon
2.344%(s)	08/15/44	2,710	1,071,405
2.364%(s)	05/15/45	3,420	1,298,804
2.377%(s)	08/15/45	1,250	467,568
3.777%(s)	05/15/44(k)	17,640	7,078,665
3.922%(s)	05/15/39(k)	1,445	782,448
4.267%(s)	05/15/43	10,735	4,570,276
4.308%(s)	11/15/45	3,260	1,203,525
4.327%(s)	08/15/43	120	50,304
4.366%(s)	11/15/41	4,975	2,314,798
4.500%(s)	05/15/46	865	311,004
4.652%(s)	05/15/49	2,720	840,887
4.655%(s)	02/15/42(k)	23,565	10,802,352
4.920%(s)	08/15/48	830	266,519

TOTAL U.S. TREASURY OBLIGATIONS (cost $572,049,911)			554,006,697

		Shares
COMMON STOCKS — 0.2%
Chemicals — 0.0%
TPC Group, Inc.*		14,880	292,645

Gas Utilities — 0.0%
Ferrellgas Partners LP*		28,110	674,640

SEE NOTES TO FINANCIAL STATEMENTS.

A188

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services — 0.0%
Diamond Sports Group LLC*(x)	22,907	$4,971

Oil, Gas & Consumable Fuels — 0.1%
Expand Energy Corp	12,213	1,113,703

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica)*	65,188	1,861,965

TOTAL COMMON STOCKS (cost $996,004)		3,947,924

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 10.295%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	45,000	1,293,750

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 09/15/26(oo)	25,000	537,250

Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	402	437,175

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^	4,217	55,559

TOTAL PREFERRED STOCKS (cost $2,170,800)		2,323,734

OPTION PURCHASED*~ — 0.0% (cost $20,005)		28,706

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN — 99.4% (cost $2,502,971,338)		2,474,976,092

OPTIONS WRITTEN*~ — (0.0)% (premiums received $0)		(11,376)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—99.4% (cost $2,502,971,338)		2,474,964,716

	Shares
SHORT-TERM INVESTMENTS — 1.1%
AFFILIATED MUTUAL FUNDS — 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wa)	8,914,226	8,914,226
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $17,874,622; includes $17,812,738 of cash collateral for securities on loan)(b)(wa)	17,898,617	17,886,088

TOTAL AFFILIATED MUTUAL FUNDS (cost $26,788,848)		26,800,314

Value

OPTIONS PURCHASED*~ — 0.0% (cost $437,258)	$696,701

TOTAL SHORT-TERM INVESTMENTS (cost $27,226,106)	27,497,015

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—100.5% (cost $2,530,197,444)	2,502,461,731

OPTIONS WRITTEN*~ — (0.1)% (premiums received $436,531)	(763,382)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—100.4% (cost $2,529,760,913)	2,501,698,349
Liabilities in excess of other assets(z) — (0.4)%	(11,072,743)

NET ASSETS — 100.0%	$2,490,625,606

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,029,004 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,499,785; cash collateral of $17,812,738 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.

SEE NOTES TO FINANCIAL STATEMENTS.

A189

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x)	Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$59,978	$4,971	0.0%
JELD-WEN, Inc., Gtd. Notes, 144A, 4.875%, 12/15/27	01/11/24	104,775	87,701	0.0

Total		$164,753	$92,672	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $600,000)^	600	$601,500	$1,500	$—

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.324%	EUR	15,120	$ 28,706
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		4,456	534
CDX.NA.IG.46.V1, 06/20/31	Call	BOA	09/16/26	0.53%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		9,312	13,628
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.324%	2.80%(A)	EUR	17,415	8,489
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.324%	10.29%(A)	EUR	17,415	—
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		25,700	107,873
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		25,700	104
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/ 3.680%	8.00%(A)		15,405	—
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		26,110	399,449
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		26,110	58

SEE NOTES TO FINANCIAL STATEMENTS.

A190

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/3.680%	3.89%(A)	4,456	$22,504
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$ 107.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	7,950	63,817
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$ 106.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	7,950	70,754
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	17,650	9,491

Total Options Purchased (cost $457,263)								$725,407

Options Written:

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.324%	1.74%(A)	EUR	15,120	$ (11,376)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		4,456	(168)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.324%	EUR	34,830	(2,368)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		51,400	(107,865)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		26,110	(272,357)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		26,110	(194,048)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		4,456	(49,108)
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$105.50	5.00%(Q)	CDX.NA.HY.46.V2(Q)		11,920	(55,106)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$102.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		7,950	(27,224)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		7,950	(41,860)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		35,300	(9,267)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	09/16/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		9,312	(4,011)

Total Options Written (premiums received $ 436,531)									$(774,758)

SEE NOTES TO FINANCIAL STATEMENTS.

A191

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Futures contracts outstanding at June 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
526	2 Year U.S. Treasury Notes	Sep. 2026	$108,425,859	$(124,305)
1,963	5 Year U.S. Treasury Notes	Sep. 2026	210,133,025	539,199
82	10 Year Australian Treasury Bonds	Sep. 2026	6,234,636	107,803
119	10 Year U.S. Treasury Notes	Sep. 2026	13,076,985	50,141
1,356	10 Year U.S. Ultra Treasury Notes	Sep. 2026	152,507,625	1,538,646

				2,111,484

Short Positions:
149	5 Year Euro-Bobl	Sep. 2026	19,643,145	(101,523)
1	10 Year Euro-Bund	Sep. 2026	145,499	(1,201)
150	20 Year U.S. Treasury Bonds	Sep. 2026	17,025,000	(187,055)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	116,156	(2,361)
7	Euro Schatz Index	Sep. 2026	847,489	(526)

				(292,666)

				$1,818,818

Bond forward contracts outstanding at June 30, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
1.875%, 11/15/51	JPM	07/27/26	16,055	$56.21	$9,023,727	$8,829,977	$—	$(193,750)
2.000%, 02/15/50	JPM	07/16/26	19,625	$59.64	11,705,005	11,443,652	—	(261,353)
2.000%, 02/15/50	GSI	07/27/26	15,820	$59.19	9,363,965	9,225,749	—	(138,216)
2.000%, 02/15/50	JPM	08/04/26	12,265	$58.49	7,174,253	7,152,887	—	(21,366)
3.375%, 08/15/42	GSI	09/14/26	12,685	$84.75	10,750,244	10,586,039	—	(164,205)

					$48,017,194	$47,238,304	$—	$(778,890)

Forward foreign currency exchange contracts outstanding at June 30, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/22/26	MSI	GBP 562	$753,181	$745,544	$—	$(7,637)
Euro,
Expiring 07/22/26	HSBC	EUR 4,865	5,561,589	5,563,534	1,945	—
Expiring 07/22/26	HSBC	EUR 1,518	1,788,246	1,736,239	—	(52,007)

			$8,103,016	$8,045,317	1,945	(59,644)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/22/26	UAG	GBP	9,814	$13,319,373	$13,016,941	$302,432	$—
Euro,
Expiring 07/22/26	MSI	EUR	2,785	3,214,817	3,184,713	30,104	—
Expiring 07/22/26	SSB	EUR	44,379	52,572,519	50,754,212	1,818,307	—

SEE NOTES TO FINANCIAL STATEMENTS.

A192

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/22/26	TD	EUR	45,052	$53,311,497	$51,523,216	$1,788,281	$—
Expiring 07/22/26	UAG	EUR	45,052	53,423,360	51,523,216	1,900,144	—

				$175,841,566	$170,002,298	5,839,268	—

						$5,841,213	$(59,644)

Credit default swap agreements outstanding at June 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	6,050	*	$8,340	$(1,450)	$9,790	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	2,120	$(10,979)	$(5,657)	$(5,322)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		3,090	0.448%	$63,395	$67,538	$(4,143)	GSI
America Movil SAB de CV	12/20/26	1.000%(Q)		1,000	0.211%	3,986	3,552	434	BARC
Banco Santander SA	03/20/27	1.000%(Q)	EUR	1,900	0.122%	14,298	13,659	639	BARC
Bank of Nova Scotia	12/20/26	1.000%(Q)		1,368	0.280%	5,001	4,600	401	CITI
Barclays Bank PLC	12/20/26	1.000%(Q)		2,420	0.281%	8,839	7,744	1,095	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	1,372	0.270%	5,837	6,032	(195)	JPM
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	947	0.270%	4,029	3,767	262	GSI
Barclays Bank PLC	03/20/27	1.000%(Q)	EUR	1,833	0.315%	10,869	11,362	(493)	MSI
BNP Paribas SA	03/20/27	1.000%(Q)	EUR	3,202	0.170%	22,824	23,085	(261)	MSI
Citigroup, Inc.	12/20/26	1.000%(Q)		4,705	0.225%	18,435	15,196	3,239	GSI
Comision Federal de Electricidad	06/20/27	1.000%(Q)		1,050	1.080%	(543)	1,507	(2,050)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		965	1.278%	(4,824)	(2,777)	(2,047)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		320	1.278%	(1,600)	(302)	(1,298)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		830	1.399%	(8,934)	(3,446)	(5,488)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		340	1.399%	(3,660)	(1,883)	(1,777)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		230	1.399%	(2,476)	(1,271)	(1,205)	BARC

SEE NOTES TO FINANCIAL STATEMENTS.

A193

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Credit default swap agreements outstanding at June 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Comision Federal de Electricidad	06/20/31	1.000%(Q)		185	1.994%	$(7,918)	$(7,902)	$(16)	BARC
Commerzbank AG	12/20/26	1.000%(Q)	EUR	638	*	3,255	3,040	215	BARC
Deutsche Telekom AG	06/20/28	1.000%(Q)	EUR	500	0.193%	9,114	9,244	(130)	BARC
European Investment Bank	12/20/26	—%(Q)		4,305	0.039%	(804)	(1,015)	211	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		524	0.506%	2,615	2,303	312	BARC
Hellenic Republic	12/20/26	1.000%(Q)		2,432	0.058%	11,460	10,351	1,109	BARC
Hellenic Republic	06/20/27	1.000%(Q)		575	0.080%	5,235	3,893	1,342	BARC
Hellenic Republic	12/20/27	1.000%(Q)		430	0.108%	5,641	4,003	1,638	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		2,062	0.145%	8,862	8,112	750	MSI
HSBC Bank PLC	06/20/27	1.000%(Q)	EUR	1,095	0.149%	10,644	10,489	155	BOA
Kingdom of Norway	12/20/26	—%(Q)		5,780	0.025%	(692)	(1,349)	657	BARC
National Bank of Canada	12/20/26	1.000%(Q)		765	0.278%	2,806	2,630	176	CITI
Nomura Holdings, Inc.	06/20/27	1.000%(Q)		1,219	*	8,519	8,317	202	BOA
Nomura Holdings, Inc.	12/20/27	1.000%(Q)		758	0.404%	6,692	7,071	(379)	BOA
Oracle Corp.	06/20/30	1.000%(Q)		1,320	1.423%	(19,682)	23,889	(43,571)	GSI
Republic of Chile	06/20/28	1.000%(Q)		524	0.201%	8,136	6,387	1,749	BARC
Republic of Colombia	12/20/26	1.000%(Q)		674	0.422%	2,011	615	1,396	BARC
Republic of France	12/20/26	0.250%(Q)		3,734	0.065%	3,502	2,646	856	BARC
Republic of France	06/20/27	0.250%(Q)		1,170	0.096%	1,809	1,382	427	BARC
Republic of France	12/20/30	0.250%(Q)		2,120	0.263%	(1,005)	(11,649)	10,644	BARC
Republic of Italy	09/20/26	1.000%(Q)		3,149	0.048%	7,551	6,704	847	BARC
Republic of Ivory Coast	04/07/27	1.885%(Q)		1,410	0.812%	12,194	(147)	12,341	DB
Republic of Kazakhstan	12/20/26	1.000%(Q)		458	0.177%	1,900	1,731	169	CITI
Republic of Panama	06/20/27	1.000%(Q)		3,680	0.370%	23,183	19,305	3,878	CITI
Republic of Panama	06/20/27	1.000%(Q)		1,459	0.370%	9,192	7,954	1,238	BARC
Republic of Peru	06/20/28	1.000%(Q)		552	0.300%	7,513	5,563	1,950	BARC
Republic of Romania	12/20/26	1.000%(Q)		235	0.436%	685	542	143	BOA
Republic of Serbia	12/20/30	1.000%(Q)		243	1.303%	(2,906)	(2,456)	(450)	BARC
Republic of South Africa	12/20/26	1.000%(Q)		781	0.203%	3,144	2,022	1,122	BARC
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		1,818	0.107%	8,147	7,492	655	MSI
Slovak Republic	12/20/27	1.000%(Q)		840	0.183%	10,104	9,937	167	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		2,000	0.357%	19,000	17,186	1,814	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		1,142	0.172%	4,764	4,387	377	MSI
State of Israel	06/20/27	1.000%(Q)		2,248	0.167%	18,566	17,946	620	CITI
State of Israel	06/20/27	1.000%(Q)		1,000	0.167%	8,259	7,489	770	CITI
State of Qatar	12/20/26	1.000%(Q)		1,195	0.097%	5,410	4,873	537	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR	741	0.315%	2,972	3,019	(47)	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	1,197	0.087%	6,292	6,242	50	JPM
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	1,100	0.087%	5,782	5,552	230	BARC
UBS Group AG	12/20/26	1.000%(Q)	EUR	5,204	0.126%	26,237	24,691	1,546	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)		2,481	0.292%	17,503	17,102	401	GSI
Wells Fargo & Co.	12/20/26	1.000%(Q)		470	0.203%	1,890	1,847	43	JPM

						$393,058	$399,801	$(6,743)

SEE NOTES TO FINANCIAL STATEMENTS.

A194

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Credit default swap agreements outstanding at June 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000	%(Q)	33,110	0.509%	$485,074	$735,165	$250,091

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
48,225	06/09/27	3.090%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$726	$(252,727)	$(253,453)
38,585	06/11/27	3.058%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(5,683)	(203,471)	(197,788)

				$(4,957)	$(456,198)	$(451,241)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Interest rate swap agreements outstanding at June 30, 2026:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	7,890	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.340%	$—	$(46,859)	$(46,859)
CHF	2,000	02/23/36	0.480%(A)	1 Day SARON(2)(A)/ (0.044)%	—	(3,475)	(3,475)
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.732%	150,731	109,157	(41,574)
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.732%	(145,549)	297,514	443,063
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.732%	(9,088)	61,879	70,967
GBP	2,355	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.732%	(60)	(110,648)	(110,588)
JPY	710,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.976%	—	(393,758)	(393,758)
JPY	380,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.976%	—	(197,799)	(197,799)
MXN	124,955	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.766%	—	(83,136)	(83,136)
MXN	73,460	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.766%	—	(63,753)	(63,753)
NZD	9,775	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.715%	—	80,200	80,200
	50,845	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	—	(120,497)	(120,497)
	9,580	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	1,772	(72,727)	(74,499)
	11,965	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(1,835)	(1,835)
	8,111	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	215,477	215,477
	22,980	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(563,753)	(563,753)
	6,285	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(42,626)	(377,133)	(334,507)
	6,862	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	289,115	289,115
	2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	1,278,108	1,313,964	35,856
	20,455	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	299,149	747,733	448,584
	5,565	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	43,136	425,387	382,251
	17,515	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	1,020,063	1,020,063
	16,272	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(75,581)	(75,581)
	13,720	06/04/56	4.127%(A)	1 Day SOFR(1)(A)/ 3.680%	(5,033)	(61,445)	(56,412)
ZAR	113,530	06/03/36	8.080%(A)	1 Day ZARONIA(2)(A)/ 6.865%	(233)	125,487	125,720

					$1,570,307	$2,513,577	$943,270

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$433,998	$(41,304)	$66,597	$(68,872)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$11,444,386

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A196

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$21,378,214	$—
Collateralized Loan Obligations	—	241,113,614	—
Consumer Loans	—	23,207,541	—
Credit Cards	—	8,420,017	—
Equipment	—	1,465,854	—
Home Equity Loans	—	47,759,414	—
Other	—	28,325,707	—
Residential Mortgage-Backed Securities	—	388,866	1
Student Loans	—	2,111,482	—
Commercial Mortgage-Backed Securities	—	243,724,258	—
Corporate Bonds	—	795,658,868	1,935,601
Floating Rate and Other Loans	—	22,180,167	421,363
Municipal Bonds	—	11,165,035	—
Residential Mortgage-Backed Securities	—	129,108,582	169,465
Sovereign Bonds	—	52,710,537	—
U.S. Government Agency Obligations	—	283,424,445	—
U.S. Treasury Obligations	—	554,006,697	—
Common Stocks	1,788,343	2,159,581	—
Preferred Stocks	1,831,000	—	492,734
Option Purchased	—	28,706	—
Short-Term Investments
Affiliated Mutual Funds	26,800,314	—	—
Options Purchased	—	696,701	—

Total	$30,419,657	$2,469,034,286	$3,019,164

Liabilities
Long-Term Investments
Options Written	$—	$(11,376)	$—
Short-Term Investments
Options Written	$—	$(763,382)	$—

Total	$—	$(774,758)	$—

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$—	$1,500
Futures Contracts	2,235,789	—	—
OTC Forward Foreign Currency Exchange Contracts	—	5,841,213	—
Centrally Cleared Credit Default Swap Agreement	—	250,091	—
OTC Credit Default Swap Agreements	—	448,102	8,340
Centrally Cleared Interest Rate Swap Agreements	—	3,111,296	—

Total	$2,235,789	$9,650,702	$9,840

Liabilities
Futures Contracts	$(416,971)	$—	$—
OTC Bond Forward Contracts	—	(778,890)	—
OTC Forward Foreign Currency Exchange Contracts	—	(59,644)	—
OTC Credit Default Swap Agreements	—	(66,023)	—
Centrally Cleared Inflation Swap Agreements	—	(451,241)	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,168,026)	—

Total	$(416,971)	$(3,523,824)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, bond forward contracts, forward foreign currency exchange contracts, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A197

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

U.S. Treasury Obligations	22.2%
U.S. Government Agency Obligations	11.4
Commercial Mortgage-Backed Securities	9.8
Collateralized Loan Obligations	9.7
Banks	7.9
Residential Mortgage-Backed Securities	5.2
Pipelines	2.7
Electric	2.1
Sovereign Bonds	2.1
Oil & Gas	2.0
Home Equity Loans	1.9
Telecommunications	1.6
Media	1.3
Auto Manufacturers	1.3
Other	1.1
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	1.1
Healthcare-Services	1.1
Foods	0.9
Consumer Loans	0.9
Automobiles	0.9
Real Estate Investment Trusts (REITs)	0.9
Agriculture	0.8
Retail	0.7
Chemicals	0.7
Diversified Financial Services	0.6
Internet	0.6
Insurance	0.6
Aerospace & Defense	0.6
Commercial Services	0.5
Semiconductors	0.5
Airlines	0.5
Engineering & Construction	0.5
Municipal Bonds	0.4
Pharmaceuticals	0.4
Software	0.4
Mining	0.4
Credit Cards	0.3
Entertainment	0.3
Building Materials	0.3
Auto Parts & Equipment	0.3
Holding Companies-Diversified	0.2
Healthcare-Products	0.2

Packaging & Containers	0.2%
Shipbuilding	0.2
Iron/Steel	0.2
Lodging	0.2
Leisure Time	0.2
Trucking & Leasing	0.2
Beverages	0.2
Transportation	0.1
Investment Companies	0.1
Office/Business Equipment	0.1
Machinery-Diversified	0.1
Multi-National	0.1
Student Loans	0.1
Wireless Telecommunication Services	0.1
Housewares	0.1
Equipment	0.1
Computers	0.1
Oil, Gas & Consumable Fuels	0.1
Gas	0.0	*
Machinery-Construction & Mining	0.0	*
Electrical Components & Equipment	0.0	*
Real Estate	0.0	*
Options Purchased	0.0	*
Gas Utilities	0.0	*
Apparel	0.0	*
Capital Markets	0.0	*
Oil & Gas Services	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Metal Fabricate/Hardware	0.0	*
Environmental Control	0.0	*
Home Builders	0.0	*
Home Furnishings	0.0	*
Miscellaneous Manufacturing	0.0	*
Biotechnology	0.0	*
Electronics	0.0	*
Interactive Media & Services	0.0	*

	100.4
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.4)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2026 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A198

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$250,091	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	433,998		Premiums received for OTC swap agreements	41,304
Credit contracts	Unaffiliated investments	157,690		Options written outstanding, at value	137,468
Credit contracts	Unrealized appreciation on OTC swap agreements	66,597		Unrealized depreciation on OTC swap agreements	68,872
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,841,213		Unrealized depreciation on OTC forward foreign currency exchange contracts	59,644
Interest rate contracts	Due from/to broker-variation margin futures	2,235,789	*	Due from/to broker-variation margin futures	416,971	*
Interest rate contracts	Due from/to broker-variation margin swaps	3,111,296	*	Due from/to broker-variation margin swaps	2,619,267	*
Interest rate contracts	Unaffiliated investments	567,717		Options written outstanding, at value	637,290
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	778,890

		$12,664,391			$4,759,706

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Bond Forward Contracts	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$(285,707)	$511,357	$—	$—	$—	$1,365,806
Foreign exchange contracts	(565,647)	1,187,659	—	—	(1,597,175)	—
Interest rate contracts	35,018	(50,208)	(13,078,374)	(172,106)	—	971,238

Total	$(816,336)	$1,648,808	$(13,078,374)	$(172,106)	$(1,597,175)	$2,337,044

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$83,246	$(149,614)	$—	$—	$—	$173,616
Foreign exchange contracts	65,214	(37,316)	—	—	8,134,682	—
Interest rate contracts	343,277	(417,229)	4,657,079	(584,349)	—	(2,669,847)

Total	$491,737	$(604,159)	$4,657,079	$(584,349)	$8,134,682	$(2,496,231)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

For the six months ended June 30, 2026, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 570,078
Options Written (2)	361,819,704
Futures Contracts - Long Positions (2)	547,727,346
Futures Contracts - Short Positions (2)	23,237,095
Bond Forward Contracts - Purchased (3)	35,654,987
Forward Foreign Currency Exchange Contracts - Purchased (3)	66,953,258
Forward Foreign Currency Exchange Contracts - Sold (3)	243,117,924
Cross Currency Exchange Contracts (4)	489,927
Credit Default Swap Agreements - Buy Protection (2)	3,180,000
Credit Default Swap Agreements - Sell Protection (2)	173,005,507
Inflation Swap Agreements (2)	28,936,667
Interest Rate Swap Agreements (2)	292,087,346
Total Return Swap Agreements (2)	56,308,357

*	Average volume is based on average quarter end balances for the six months ended June 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$17,499,785	$(17,499,785)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$225,680	$(128,621)	$97,059	$—	$97,059
BNP	399,507	(466,405)	(66,898)	—	(66,898)
BOA	104,364	(59,496)	44,868	(44,868)	—
CITI	91,242	(51,644)	39,598	(39,598)	—
DB	12,341	(147)	12,194	—	12,194
GSI	176,260	(351,585)	(175,325)	175,325	—
HSBC	1,945	(52,007)	(50,062)	—	(50,062)
JPM	160,388	(605,172)	(444,784)	98,000	(346,784)
MSI	86,324	(8,391)	77,933	(77,933)	—
SSB	1,818,307	—	1,818,307	(1,818,307)	—
TD	1,788,281	—	1,788,281	(1,788,281)	—
UAG	2,202,576	—	2,202,576	(2,202,576)	—

	$7,067,215	$(1,723,468)	$5,343,747	$(5,698,238)	$(354,491)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A200

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value, including securities on loan of $17,499,785:
Unaffiliated investments (cost $2,503,408,596)	$2,475,672,793
Affiliated investments (cost $26,788,848)	26,800,314
Cash	42,935
Foreign currency, at value (cost $5,676,369)	5,615,188
Dividends and interest receivable	22,244,821
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,841,213
Receivable for Portfolio shares sold	3,137,673
Receivable for investments sold	1,387,641
Premiums paid for OTC swap agreements	433,998
Unrealized appreciation on OTC swap agreements	66,597
Unrealized appreciation on unfunded loan commitment	1,500
Prepaid expenses and other assets	49,213

Total Assets	2,541,293,886

LIABILITIES
Payable for investments purchased	28,862,595
Payable to broker for collateral for securities on loan	17,812,738
Due to broker-variation margin futures	887,707
Management fee payable	816,614
Unrealized depreciation on OTC bond forward contracts	778,890
Options written outstanding, at value (premiums received $436,531)	774,758
Accrued expenses and other liabilities	322,465
Payable for Portfolio shares purchased	161,278
Due to broker-variation margin swaps	74,007
Unrealized depreciation on OTC swap agreements	68,872
Unrealized depreciation on OTC forward foreign currency exchange contracts	59,644
Premiums received for OTC swap agreements	41,304
Distribution fee payable	6,218
Affiliated transfer agent fee payable	1,190

Total Liabilities	50,668,280

NET ASSETS	$2,490,625,606

Net assets were comprised of:
Partners’ Equity	$2,490,625,606

Class I:
Net asset value and redemption price per share, $2,460,511,744 / 153,309,588 outstanding shares of beneficial interest	$16.05

Class III:
Net asset value and redemption price per share, $30,113,862 / 1,900,617 outstanding shares of beneficial interest.	$15.84

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$61,105,809
Affiliated dividend income	1,045,204
Unaffiliated dividend income	90,013
Income from securities lending, net (including affiliated income of $26,755)	26,833

Total income	62,267,859

EXPENSES
Management fee	4,905,792
Distribution fee—Class III	36,092
Custodian and accounting fees	108,564
Audit fee	65,050
Shareholders’ reports	58,676
Professional fees	29,286
Trustees’ fees	26,796
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Miscellaneous	48,459

Total expenses	5,284,637
Less: Fee waivers and/or expense reimbursement	(23,979)

Net expenses	5,260,658

NET INVESTMENT INCOME (LOSS)	57,007,201

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $166,024)	1,608,316
Futures transactions	(13,078,374)
Bond Forward contract transactions	(172,106)
Forward and cross currency contract transactions	(1,597,175)
Options written transactions	1,648,808
Swap agreements transactions	2,337,044
Foreign currency transactions	1,462,995

(7,790,492)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $158,126)	(32,830,459)
Futures	4,657,079
Bond forward contracts	(584,349)
Forward and cross currency contracts	8,134,682
Options written	(604,159)
Swap agreements	(2,496,231)
Foreign currencies	(175,587)
Unfunded loan commitments	(3,750)

(23,902,774)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(31,693,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,313,935

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$57,007,201	$118,126,447
Net realized gain (loss) on investment and foreign currency transactions	(7,790,492)	(22,745,414)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(23,902,774)	86,301,614

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,313,935	181,682,647

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	60,657,900	97,943,854
Net asset value of shares issued in merger	—	153,342,672
Portfolio shares purchased	(55,587,016)	(244,016,946)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	5,070,884	7,269,580

TOTAL INCREASE (DECREASE)	30,384,819	188,952,227
NET ASSETS:
Beginning of period	2,460,240,787	2,271,288,560

End of period.	$2,490,625,606	$2,460,240,787

SEE NOTES TO FINANCIAL STATEMENTS.

A201

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.89		$14.74	$14.31	$13.33	$15.66	$15.78

Income (Loss) From Investment Operations:
Net investment income (loss)	0.37		0.75	0.73	0.64	0.45	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)		0.40	(0.30)	0.34	(2.78)	(0.52)

Total from investment operations	0.16		1.15	0.43	0.98	(2.33)	(0.12)

Net Asset Value, end of period	$16.05		$15.89	$14.74	$14.31	$13.33	$15.66

Total Return(b)	1.01%		7.80%	3.00%	7.27%	(14.81)%	(0.76)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,461		$2,432	$2,252	$1,398	$1,085	$1,298
Average net assets (in millions)	$2,444		$2,388	$1,690	$1,279	$1,155	$1,292
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.43	%(d)	0.43%	0.43%	0.43%	0.43%	0.42%
Expenses before waivers and/or expense reimbursement	0.43	%(d)	0.43%	0.43%	0.43%	0.43%	0.42%
Net investment income (loss)	4.65	%(d)	4.90%	5.02%	4.68%	3.25%	2.55%
Portfolio turnover rate(e)(f)	57%		96%	111%	224%	182%	49%

Class III
	Six Months Ended						April 26, 2021(g) through
	June 30, 2026		Year Ended December 31,				December 31, 2021
			2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.70		$14.60	$14.22	$13.28	$15.64	$15.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.34		0.71	0.69	0.60	0.43	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.20)		0.39	(0.31)	0.34	(2.79)	0.05	(h)

Total from investment operations	0.14		1.10	0.38	0.94	(2.36)	0.29

Net Asset Value, end of period	$15.84		$15.70	$14.60	$14.22	$13.28	$15.64

Total Return(b)	0.89%		7.53%	2.67%	7.08%	(15.09)%	1.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$30		$29	$19	$13	$9	$5
Average net assets (in millions)	$29		$24	$16	$11	$8	$2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68	%(d)	0.68%	0.68%	0.68%	0.68%	0.66	%(i)
Expenses before waivers and/or expense reimbursement	0.68	%(d)	0.68%	0.68%	0.68%	0.68%	0.66	%(i)
Net investment income (loss)	4.40	%(d)	4.64%	4.76%	4.43%	3.08%	2.24	%(i)
Portfolio turnover rate(e)(f)	57%		96%	111%	224%	182%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(g)	Commencement of offering.
(h)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(i)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A202

PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 99.0%
Aerospace & Defense — 1.0%
AAR Corp.*	33,591	$4,801,162
Mercury Systems, Inc.*(a)	45,000	5,504,850
National Presto Industries, Inc.(a)	4,657	582,078
VSE Corp.(a)	24,030	5,490,855

		16,378,945

Air Freight & Logistics — 0.1%
Hub Group, Inc. (Class A Stock)	51,680	2,263,067
Automobile Components — 1.3%
Adient PLC*	68,400	1,257,192
Dana, Inc	93,200	2,535,972
Dauch Corp.*	197,750	1,071,805
Dorman Products, Inc.*(a)	23,281	3,176,693
Fox Factory Holding Corp.*	36,100	611,715
Gentherm, Inc.*	26,319	897,741
LCI Industries(a)	20,838	2,206,327
Patrick Industries, Inc.(a)	28,395	2,549,303
Phinia, Inc.(a)	31,700	2,611,129
Standard Motor Products, Inc.	18,023	702,356
Versigent PLC*	60,650	2,547,907
XPEL, Inc.*	21,952	1,088,819

		21,256,959

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	24,196	755,883

Banks — 8.7%
Ameris Bancorp(a)	53,952	4,869,708
Atlantic Union Bankshares Corp.	122,568	5,185,852
Axos Financial, Inc.*	48,680	4,740,945
Banc of California, Inc.	115,950	2,368,859
BancFirst Corp.(a)	17,867	1,985,560
Bancorp, Inc. (The)*	36,126	2,262,933
Bank of Hawaii Corp.(a)	34,300	2,795,107
BankUnited, Inc.	62,237	3,015,383
Banner Corp.	29,087	1,932,540
Beacon Financial Corp..	71,289	2,170,750
Capitol Federal Financial, Inc	99,881	849,987
Cathay General Bancorp.	57,350	3,555,126
Central Pacific Financial Corp.	22,484	858,889
City Holding Co.(a)	12,078	1,602,026
Community Financial System, Inc.(a)	44,936	3,016,104
Customers Bancorp, Inc.*(a)	26,896	2,127,474
CVB Financial Corp.(a)	143,573	3,237,571
Dime Commercial Bancshares, Inc.	34,990	1,422,344
Eagle Bancorp, Inc.	24,085	683,773
Eastern Bankshares, Inc.(a)	182,100	4,049,904
FB Financial Corp.(a)	34,855	1,929,224
First Bancorp(a)	35,662	2,279,872
First BanCorp. (Puerto Rico)(a)	132,761	3,461,079
First Commonwealth Financial Corp.	87,432	1,777,493
First Financial Bancorp.	89,174	3,016,756
First Hawaiian, Inc.(a)	104,682	3,067,183
First Interstate BancSystem, Inc. (Class A Stock)(a)	72,350	2,789,816
Fulton Financial Corp.(a)	162,900	3,940,551
Hanmi Financial Corp.	25,152	814,925
Heritage Financial Corp.(a)	34,536	1,022,956

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Hilltop Holdings, Inc.	35,559	$1,378,978
Hope Bancorp, Inc.(a)	110,695	1,514,308
Independent Bank Corp.(a)	41,385	3,464,752
Lakeland Financial Corp.	21,278	1,313,278
National Bank Holdings Corp. (Class A Stock)	38,419	1,706,956
NBT Bancorp, Inc.(a)	45,117	2,227,426
Nicolet Bankshares, Inc.(a)	16,740	2,768,629
Northwest Bancshares, Inc.	124,673	1,890,043
OFG Bancorp (Puerto Rico)	36,106	1,771,721
Park National Corp.(a)	13,715	2,509,708
Pathward Financial, Inc.(a)	18,053	1,571,694
Preferred Bank	9,548	1,014,570
Provident Financial Services, Inc.	111,459	2,634,891
Renasant Corp.(a)	78,995	3,360,447
S&T Bancorp, Inc.(a)	30,779	1,510,633
Seacoast Banking Corp. of Florida	82,407	2,740,033
ServisFirst Bancshares, Inc.(a)	42,871	3,719,059
Simmons First National Corp. (Class A Stock)	124,949	2,830,095
Southside Bancshares, Inc.	24,293	854,871
Stellar Bancorp, Inc.	38,842	1,527,267
Tompkins Financial Corp.	10,913	1,031,497
Triumph Financial, Inc.*(a)	19,695	1,502,925
TrustCo Bank Corp.	15,380	844,516
Trustmark Corp.(a)	50,333	2,315,821
United Community Banks, Inc.	102,908	3,611,042
WaFd, Inc.(a)	63,241	2,426,557
WesBanco, Inc.	82,350	3,214,121
Westamerica BanCorp.	20,105	1,179,560
WSFS Financial Corp.	44,560	3,419,089

		138,685,177

Beverages — 0.2%
National Beverage Corp.*	20,203	630,334
Vita Coco Co., Inc. (The)*(a)	37,500	2,480,250

		3,110,584

Biotechnology — 3.4%
ACADIA Pharmaceuticals, Inc.*	107,750	2,726,075
ADMA Biologics, Inc.*	198,500	1,661,445
Alkermes PLC*(a)	142,750	7,479,386
Arcus Biosciences, Inc.*(a)	73,723	2,272,880
Catalyst Pharmaceuticals, Inc.*	99,369	3,123,168
Krystal Biotech, Inc.*(a)	22,470	8,351,425
Protagonist Therapeutics, Inc.*(a)	51,770	6,345,967
PTC Therapeutics, Inc.*(a)	71,000	5,791,470
Sarepta Therapeutics, Inc.*(a)	90,500	1,626,285
TG Therapeutics, Inc.*(a)	112,850	6,199,979
Veracyte, Inc.*	67,850	3,984,830
Vericel Corp.*(a)	44,036	1,959,162
Vir Biotechnology, Inc.*	103,967	1,059,424
Xencor, Inc.*	62,305	1,003,110

		53,584,606

Broadline Retail — 0.5%
Etsy, Inc.*	81,250	6,120,563

SEE NOTES TO FINANCIAL STATEMENTS.

A203

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Broadline Retail (cont’d.)
Kohl’s Corp.(a)	97,800	$1,733,016

		7,853,579

Building Products — 2.2%
Apogee Enterprises, Inc.	18,095	827,665
Armstrong World Industries, Inc	36,550	5,863,351
AZZ, Inc.	25,481	3,950,829
CSW Industrials, Inc.(a)	14,050	3,910,115
Gibraltar Industries, Inc.*	25,483	1,149,283
Griffon Corp.(a)	32,955	3,214,101
Hayward Holdings, Inc.*(a)	172,200	2,980,782
Masterbrand, Inc.*(a)	175,887	1,809,877
Quanex Building Products Corp.(a)	39,477	735,062
Resideo Technologies, Inc.*	118,207	3,676,238
Zurn Elkay Water Solutions Corp.(a)	126,650	6,399,625

		34,516,928

Capital Markets — 3.1%
Acadian Asset Management, Inc.	22,381	1,600,689
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	60,850	2,101,151
BGC Group, Inc. (Class A Stock)	316,550	3,383,919
Cohen & Steers, Inc.	23,650	1,800,711
Donnelley Financial Solutions, Inc.*(a)	21,386	897,143
Lazard, Inc.(a)	95,650	4,011,561
MarketAxess Holdings, Inc.	30,430	3,453,501
Moelis & Co. (Class A Stock)(a)	63,700	4,167,254
Piper Sandler Cos.(a)	57,858	4,185,448
PJT Partners, Inc. (Class A Stock)(a)	22,110	3,337,283
StepStone Group, Inc. (Class A Stock)(a)	62,400	2,580,864
StoneX Group, Inc.*(a)	60,402	7,157,637
Victory Capital Holdings, Inc. (Class A Stock)	39,600	3,328,776
Virtu Financial, Inc. (Class A Stock)	70,050	4,172,878
Virtus Investment Partners, Inc.(a)	5,533	793,986
WisdomTree, Inc.	107,748	1,825,251

		48,798,052

Chemicals — 3.0%
Balchem Corp.	27,635	4,668,933
Celanese Corp.(a)	93,450	4,298,700
Chemours Co. (The)(a)	127,900	2,624,508
Eastman Chemical Co.(a)	97,900	6,557,342
Element Solutions, Inc.(a)	196,100	9,363,775
FMC Corp.(a)	107,850	1,240,275
Hawkins, Inc.	18,024	2,561,210
HB Fuller Co.	46,578	2,715,032
Ingevity Corp.*	29,750	2,221,433
Innospec, Inc.	21,019	1,710,736
Koppers Holdings, Inc.	16,669	748,438
Minerals Technologies, Inc.	26,871	1,987,648
Quaker Chemical Corp.(a)	11,655	1,851,630
Sensient Technologies Corp.	36,220	4,465,564
Stepan Co.	18,829	1,049,152

		48,064,376

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.(a)	49,962	$2,210,319
Brady Corp. (Class A Stock)(a)	37,230	3,409,151
Casella Waste Systems, Inc. (Class A Stock)*(a)	53,340	5,172,380
CoreCivic, Inc.*	85,373	2,593,631
Deluxe Corp.	38,734	924,968
GEO Group, Inc. (The)*	112,317	3,318,967
Healthcare Services Group, Inc.*(a)	58,789	1,443,858
HNI Corp.	59,447	2,402,253
Interface, Inc.(a)	50,400	1,806,336
Liquidity Services, Inc.*	20,391	797,696
Millerknoll, Inc.	58,967	1,206,465
OPENLANE, Inc.*(a)	90,737	3,741,994
Pitney Bowes, Inc	106,675	1,868,946
UniFirst Corp.	12,393	3,277,453
Vestis Corp.*	96,750	1,404,810

		35,579,227

Communications Equipment — 1.4%
Calix, Inc.*(a)	49,700	1,854,804
Digi International, Inc.*(a)	32,048	2,401,997
Extreme Networks, Inc.*(a)	111,978	3,624,728
Harmonic, Inc.*	92,908	1,517,188
NetScout Systems, Inc.*(a)	58,387	2,542,754
Viasat, Inc.*(a)	115,965	10,414,817

		22,356,288

Construction & Engineering — 2.8%
Arcosa, Inc.(a)	41,853	6,080,822
Argan, Inc.	11,955	9,546,665
Everus Construction Group, Inc.*(a)	43,532	7,224,136
Granite Construction, Inc.(a)	37,464	5,922,309
MYR Group, Inc.*	13,330	6,670,332
Primoris Services Corp.	46,460	4,605,115
WillScot Holdings Corp.(a)	155,000	4,473,300

		44,522,679

Construction Materials — 0.1%
United States Lime & Minerals, Inc.	9,060	948,310

Consumer Finance — 1.4%
Bread Financial Holdings, Inc.	34,600	3,748,910
Credit Acceptance Corp.*(a)	5,015	3,193,251
Dave, Inc.*(a)	9,000	3,353,310
Encore Capital Group, Inc.*	18,333	1,710,286
Enova International, Inc.*	21,313	5,130,678
EZCORP, Inc. (Class A Stock)*(a)	50,532	1,746,891
Navient Corp.(a)	59,850	509,324
PROG Holdings, Inc.	34,479	1,607,066
World Acceptance Corp.*	2,304	515,704

		21,515,420

Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)(a)	28,928	1,978,675
Chefs’ Warehouse, Inc. (The)*(a)	30,877	2,967,280
Grocery Outlet Holding Corp.*(a)	84,700	845,306
PriceSmart, Inc.	21,749	4,248,450

SEE NOTES TO FINANCIAL STATEMENTS.

A204

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
United Natural Foods, Inc.*	52,286	$2,387,901

		12,427,612

Containers & Packaging — 0.1%
O-I Glass, Inc.*(a)	130,025	1,252,141

Distributors — 0.7%
LKQ Corp.(a)	218,450	5,751,789
Pool Corp.(a)	27,460	5,901,154

		11,652,943

Diversified Consumer Services — 1.9%
ADT, Inc.	483,600	3,143,400
Bright Horizons Family Solutions, Inc.*	45,050	3,193,144
Covista, Inc.*(a)	29,140	3,632,592
Frontdoor, Inc.*	60,152	4,667,194
Laureate Education, Inc.*(a)	109,050	3,960,696
Matthews International Corp. (Class A Stock)(a)	26,557	714,914
OneSpaWorld Holdings Ltd. (Bahamas)(a)	87,000	2,456,880
Perdoceo Education Corp.(a)	51,456	1,646,592
Strategic Education, Inc	19,125	1,465,358
Stride, Inc.*(a)	35,830	3,089,979
Universal Technical Institute, Inc.*(a)	43,350	1,854,080

		29,824,829

Diversified REITs — 0.7%
American Assets Trust, Inc.	40,702	1,004,932
Broadstone Net Lease, Inc.(a)	164,200	3,394,014
Essential Properties Realty Trust, Inc.(a)	185,185	5,527,772
Global Net Lease, Inc.	163,210	1,459,098

		11,385,816

Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc.	41,446	575,270
Iridium Communications, Inc	90,450	4,961,183
Lumen Technologies, Inc.*	811,818	6,234,762
Uniti Group, Inc.*(a)	156,193	1,791,534

		13,562,749

Electric Utilities — 0.5%
Hawaiian Electric Industries, Inc.*(a)	149,100	2,017,323
MGE Energy, Inc.	32,300	2,633,742
Otter Tail Corp.(a)	35,649	3,207,697

		7,858,762

Electrical Equipment — 0.6%
Powell Industries, Inc.(a)	24,360	6,975,730
Sunrun, Inc.*(a)	204,300	2,733,534

		9,709,264

Electronic Equipment, Instruments & Components — 3.3%
Arlo Technologies, Inc.*(a)	90,888	1,225,170
Badger Meter, Inc.(a)	25,143	3,730,718
Benchmark Electronics, Inc.(a)	30,715	3,030,649
CTS Corp.	24,626	1,605,369
ePlus, Inc.(a)	22,244	1,851,368

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Insight Enterprises, Inc.*(a)	25,861	$3,149,870
Itron, Inc.*(a)	37,930	3,282,083
Knowles Corp.*	72,449	3,005,185
Mirion Technologies, Inc.*(a)	208,800	3,743,784
Napco Security Technologies, Inc.	30,400	1,154,592
OSI Systems, Inc.*(a)	13,212	2,889,464
PC Connection, Inc.	9,962	727,126
Plexus Corp.*	22,852	6,870,911
Ralliant Corp.	96,250	7,086,888
Rogers Corp.*	14,215	2,327,422
ScanSource, Inc.*	15,981	832,450
Vishay Intertechnology, Inc.(a)	106,350	5,719,503

		52,232,552

Energy Equipment & Services — 2.5%
Archrock, Inc.(a)	149,627	6,091,315
Atlas Energy Solutions, Inc.(a)	66,300	1,101,243
Bristow Group, Inc.	21,600	892,512
Cactus, Inc. (Class A Stock)	59,200	3,032,816
Core Laboratories, Inc.(a)	40,498	471,802
Helix Energy Solutions Group, Inc.*(a)	119,325	1,042,901
Helmerich & Payne, Inc.(a)	85,186	2,788,990
Innovex International, Inc.*(a)	32,768	812,646
Kodiak Gas Services, Inc	83,800	6,295,894
Liberty Energy, Inc.	139,750	3,660,052
Noble Corp. PLC(a)	107,300	4,002,290
Oceaneering International, Inc.*(a)	85,148	3,450,197
Patterson-UTI Energy, Inc	294,673	2,705,098
RPC, Inc.(a)	75,967	442,888
Tidewater, Inc.*(a)	39,250	2,615,227

		39,405,871

Entertainment — 0.8%
Cinemark Holdings, Inc.	88,421	2,805,598
Madison Square Garden Sports Corp.*(a)	15,340	6,164,226
Sphere Entertainment Co.*(a)	23,030	3,984,881

		12,954,705

Financial Services — 2.2%
Enact Holdings, Inc.	23,900	1,092,469
EVERTEC, Inc. (Puerto Rico)	52,732	1,464,895
HA Sustainable Infrastructure Capital, Inc.(a)	108,900	4,252,545
Jackson Financial, Inc. (Class A Stock)	59,730	6,115,755
Merchants Bancorp.	25,050	1,252,500
NCR Atleos Corp.*	63,550	2,758,706
NMI Holdings, Inc.*	64,857	2,664,974
Payoneer Global, Inc.*	232,218	1,653,392
Radian Group, Inc.	113,869	4,289,445
Remitly Global, Inc.*	147,850	3,313,318
Sezzle, Inc.*	14,400	2,471,472
Walker & Dunlop, Inc.	29,325	1,604,078
Western Union Co. (The)(a)	267,550	2,060,135

		34,993,684

Food Products — 1.6%
Cal-Maine Foods, Inc.(a)	38,197	3,077,150

SEE NOTES TO FINANCIAL STATEMENTS.

A205

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Campbell’s Co. (The)(a)	168,500	$3,752,495
Conagra Brands, Inc.	389,300	5,239,978
Del Monte Corp.	28,876	805,929
Flowers Foods, Inc.(a)	181,450	1,433,455
Freshpet, Inc.*(a)	41,950	2,480,084
J&JSnack Foods Corp.	12,942	950,590
John B. Sanfilippo & Son, Inc.	7,608	654,212
Lamb Weston Holdings, Inc.(a)	118,500	5,116,830
Simply Good Foods Co. (The)*	72,655	964,858
Tootsie Roll Industries, Inc.	17,381	687,419

		25,163,000

Gas Utilities — 0.5%
Chesapeake Utilities Corp.	20,327	2,489,651
MDU Resources Group, Inc.(a)	179,000	3,796,590
Northwest Natural Holding Co.	35,350	1,734,271

		8,020,512

Ground Transportation — 1.1%
ArcBest Corp.(a)	18,866	2,708,026
Heartland Express, Inc.	39,284	597,902
Hertz Global Holdings, Inc.*	107,350	243,148
Lyft, Inc. (Class A Stock)*(a)	325,150	4,750,441
Marten Transport Ltd.(a)	49,966	866,910
RXO, Inc.*(a)	141,419	3,901,750
Schneider National, Inc. (Class B Stock)	43,450	1,587,229
Werner Enterprises, Inc.(a)	51,300	2,237,193

		16,892,599

Health Care Equipment & Supplies — 2.4%
Artivion, Inc.*	36,234	814,178
Avanos Medical, Inc.*	41,848	1,041,178
CONMED Corp.	25,755	842,961
Enovis Corp.*(a)	49,350	1,021,545
Glaukos Corp.*	50,304	7,030,487
ICU Medical, Inc.*(a)	21,400	3,137,240
Inspire Medical Systems, Inc.*	22,660	1,010,863
Integer Holdings Corp.*(a)	29,053	2,715,003
Integra LifeSciences Holdings Corp.*	59,150	1,062,334
LeMaitre Vascular, Inc.	17,983	1,725,649
Merit Medical Systems, Inc.*	50,600	3,508,604
Neogen Corp.*(a)	189,600	1,704,504
Omnicell, Inc.*(a)	38,750	1,608,900
QuidelOrtho Corp.*(a)	59,150	1,036,012
STAAR Surgical Co.*(a)	43,250	1,240,842
Tandem Diabetes Care, Inc.*(a)	57,844	872,866
Teleflex, Inc.	37,710	4,780,120
TransMedics Group, Inc.*(a)	29,440	1,955,405
UFP Technologies, Inc.*(a)	6,730	1,784,325

		38,893,016

Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc.*(a)	78,700	2,324,011
AdaptHealth Corp.*	93,765	977,031
Addus HomeCare Corp.*(a)	15,851	1,592,550
Alignment Healthcare, Inc.*(a)	141,650	3,372,686
AMN Healthcare Services, Inc.*	33,903	1,097,440

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Astrana Health, Inc.*(a)	37,015	$1,717,866
BrightSpring Health Services, Inc.*(a)	135,450	9,446,283
Concentra Group Holdings Parent, Inc	102,774	3,057,526
CorVel Corp.*	26,904	1,682,038
LifeStance Health Group, Inc.*	196,200	2,101,302
Molina Healthcare, Inc.*	44,620	10,204,594
National HealthCare Corp.(a)	10,560	2,231,962
NeoGenomics, Inc.*(a)	114,355	1,668,439
Pediatrix Medical Group, Inc.*	68,632	1,738,449
Privia Health Group, Inc.*	101,450	2,610,309
Progyny, Inc.*(a)	62,350	1,797,551
RadNet, Inc.*(a)	60,582	3,736,092
U.S. Physical Therapy, Inc	13,174	904,790

		52,260,919

Health Care REITs — 0.4%
LTC Properties, Inc.	43,808	1,684,418
Medical Properties Trust, Inc.(a)	420,950	1,944,789
National Health Investors, Inc.	39,400	3,004,644

		6,633,851

Health Care Technology — 0.3%
Certara, Inc.*(a)	105,145	688,700
HealthStream, Inc.	20,371	555,110
Schrodinger, Inc.*	48,350	785,688
Waystar Holding Corp.*(a)	97,950	2,010,913

		4,040,411

Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.(a)	188,000	3,160,280
DiamondRock Hospitality Co.	173,854	2,117,542
Pebblebrook Hotel Trust(a)	98,081	1,903,752
Ryman Hospitality Properties, Inc.	53,770	6,912,133
Sunstone Hotel Investors, Inc.	161,842	1,853,091
Xenia Hotels & Resorts, Inc.	79,005	1,608,542

		17,555,340

Hotels, Restaurants & Leisure — 2.6%
BJ’s Restaurants, Inc.*	17,925	1,088,675
Brinker International, Inc.*(a)	36,724	6,169,632
Caesars Entertainment, Inc.*(a)	174,200	5,257,356
Cheesecake Factory, Inc. (The)(a)	39,535	3,144,614
Cracker Barrel Old Country Store, Inc.(a)	19,166	1,021,548
Life Time Group Holdings, Inc.*(a)	131,550	5,372,502
Marriott Vacations Worldwide Corp.(a)	23,500	2,394,180
Monarch Casino & Resort, Inc.	10,339	1,360,716
Papa John’s International, Inc.(a)	28,250	1,038,752
Penn Entertainment, Inc.*	110,300	2,356,008
Pursuit Attractions & Hospitality, Inc.*(a)	17,766	994,363
Red Rock Resorts, Inc. (Class A Stock)(a)	40,600	2,641,436
Rush Street Interactive, Inc.*	89,150	2,651,321
Sabre Corp.*	343,956	718,868
Shake Shack, Inc. (Class A Stock)*	34,289	1,920,870
Six Flags Entertainment Corp.*(a)	88,400	1,882,920
United Parks & Resorts, Inc.*(a)	20,150	961,961

SEE NOTES TO FINANCIAL STATEMENTS.

A206

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wendy’s Co. (The)(a)	138,050	$1,144,434

		42,120,156

Household Durables — 2.4%
Cavco Industries, Inc.*(a)	6,620	4,067,196
Century Communities, Inc.	21,391	1,532,879
Champion Homes, Inc.*	47,150	4,154,858
Dream Finders Homes, Inc. (Class A Stock)*(a)	24,750	427,185
Green Brick Partners, Inc.*(a)	25,834	2,067,753
Installed Building Products, Inc.	19,323	4,441,198
La-Z-Boy, Inc.	35,517	1,424,942
Leggett & Platt, Inc.	118,150	1,383,537
LGI Homes, Inc.*	17,520	1,115,674
M/I Homes, Inc.*	21,913	3,523,391
Meritage Homes Corp.	56,996	4,779,115
Mohawk Industries, Inc.*(a)	43,850	5,320,320
Newell Brands, Inc.	365,900	2,246,626
Sonos, Inc.*	104,393	1,412,437

		37,897,111

Household Products — 0.5%
Central Garden & Pet Co.*	6,816	302,221
Central Garden & Pet Co. (Class A Stock)*	43,502	1,686,573
Energizer Holdings, Inc.	53,000	1,136,320
Reynolds Consumer Products, Inc.(a)	47,200	1,267,320
WD-40 Co.	11,506	2,803,322

		7,195,756

Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class C Stock)(a)	103,750	3,546,175

Industrial REITs — 0.6%
Innovative Industrial Properties, Inc.(a)	24,182	1,498,800
LXP Industrial Trust	50,337	2,712,158
Terreno Realty Corp.(a)	91,050	5,897,308

		10,108,266

Insurance — 1.9%
AMERISAFE, Inc.	16,297	551,328
Assured Guaranty Ltd.(a)	35,615	2,854,898
Employers Holdings, Inc.	15,610	787,993
F&G Annuities & Life, Inc.	30,700	816,313
Genworth Financial, Inc.*	328,013	3,106,283
Goosehead Insurance, Inc. (Class A Stock)*	20,260	982,610
HCI Group, Inc.	9,134	1,600,733
Horace Mann Educators Corp.	34,611	1,787,658
Kemper Corp.	50,100	1,350,696
Lincoln National Corp.	145,750	5,152,262
Mercury General Corp.	22,785	2,429,337
Palomar Holdings, Inc.*	22,609	2,857,552
Safety Insurance Group, Inc.	12,834	960,753
SiriusPoint Ltd.*	88,693	2,128,632
Stewart Information Services Corp.	25,776	1,701,732
Trupanion, Inc.*(a)	29,265	724,894

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
United Fire Group, Inc.	19,348	$1,014,609

		30,808,283

Interactive Media & Services — 1.1%
Cargurus, Inc.*(a)	65,050	2,217,554
Match Group, Inc.	199,750	7,600,487
People, Inc.*	53,450	2,467,252
QuinStreet, Inc.*(a)	49,176	720,428
TripAdvisor, Inc.*	101,350	1,389,509
Yelp, Inc.*(a)	44,732	1,096,829
Ziff Davis, Inc.*(a)	31,500	1,649,655
ZoomInfo Technologies, Inc.*	229,250	671,703

		17,813,417

IT Services — 0.3%
DXC Technology Co.*(a)	140,000	1,239,000
EPAM Systems, Inc.*(a)	44,900	3,562,815
Everforth, Inc.*	36,400	650,468

		5,452,283

Leisure Products — 0.5%
Acushnet Holdings Corp.(a)	23,650	2,803,234
Callaway Golf Co.*(a)	117,000	2,198,430
Peloton Interactive, Inc. (Class A Stock)*	357,250	2,111,348

		7,113,012

Life Sciences Tools & Services — 0.2%
Azenta, Inc.*(a)	35,600	908,512
BioLife Solutions, Inc.*	32,947	930,423
Fortrea Holdings, Inc.*(a)	81,000	1,409,400

		3,248,335

Machinery — 4.3%
Alamo Group, Inc.	9,305	1,530,579
Albany International Corp. (Class A Stock)	24,769	1,845,291
Astec Industries, Inc.	19,565	1,197,182
Atmus Filtration Technologies, Inc.(a)	69,750	3,556,552
Enerpac Tool Group Corp.	44,146	1,583,076
Enpro, Inc.(a)	18,087	6,817,533
ESCO Technologies, Inc.(a)	22,098	7,735,184
Federal Signal Corp.(a)	52,243	6,712,703
Franklin Electric Co., Inc.	32,635	3,498,146
Gates Industrial Corp. PLC*	216,650	6,059,700
Greenbrier Cos., Inc. (The)	26,181	1,283,131
JBT Marel Corp.(a)	44,350	6,430,750
Kadant, Inc.(a)	10,050	3,158,012
Kennametal, Inc.	65,655	2,301,208
Lindsay Corp.	8,922	1,104,544
Mueller Water Products, Inc. (Class A Stock)	133,450	3,447,013
Proto Labs, Inc.*	20,604	1,679,432
Standex International Corp.(a)	10,341	3,698,665
Tennant Co.	14,545	1,273,269
Trinity Industries, Inc.(a)	68,403	2,365,376
Worthington Enterprises, Inc.	27,100	1,456,896

		68,734,242

SEE NOTES TO FINANCIAL STATEMENTS.

A207

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Marine Transportation — 0.3%
Matson, Inc.	25,918	$4,982,217

Media — 0.5%
DoubleVerify Holdings, Inc.*(a)	109,089	1,182,525
John Wiley & Sons, Inc. (Class A Stock)(a)	33,500	1,625,085
Scholastic Corp.	14,019	644,874
Versant Media Group, Inc.	120,850	4,351,808

		7,804,292

Metals & Mining — 1.1%
Alpha Metallurgical Resources, Inc.*(a)	9,320	1,537,241
Century Aluminum Co.*	48,318	2,223,111
Kaiser Aluminum Corp.(a)	13,861	2,711,627
Materion Corp.	17,688	5,260,234
Metallus, Inc.*	31,033	580,007
Warrior Met Coal, Inc.(a)	44,856	3,640,513
Worthington Steel, Inc.	28,400	953,672

		16,906,405

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Adamas Trust, Inc.	73,330	687,835
Arbor Realty Trust, Inc.(a)	167,850	909,747
ARMOUR Residential REIT, Inc.(a)	106,196	1,853,120
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	135,350	2,294,182
Ellington Financial, Inc.(a)	106,630	1,451,234
Franklin BSP Realty Trust, Inc.	65,875	536,223
PennyMac Mortgage Investment Trust(a)	75,156	847,760
Redwood Trust, Inc.	106,213	503,450
Rithm Capital Corp.	474,400	4,454,616
Two Harbors Investment Corp.(a)	89,829	1,114,778

		14,652,945

Multi-Utilities — 0.2%
Avista Corp.	70,054	2,865,909
Unitil Corp.	15,411	812,006

		3,677,915

Office REITs — 0.6%
Douglas Emmett, Inc.(a)	144,500	1,705,100
Easterly Government Properties, Inc.	37,917	945,271
Highwoods Properties, Inc.(a)	94,900	2,862,184
JBG SMITH Properties(a)	51,111	749,798
SL Green Realty Corp.(a)	61,343	3,175,727

		9,438,080

Oil, Gas & Consumable Fuels — 2.4%
California Resources Corp.(a)	67,050	3,544,933
Comstock Resources, Inc.*(a)	67,329	1,004,549
Core Natural Resources, Inc.	43,129	3,451,183
Crescent Energy Co. (Class A Stock)(a)	207,592	2,038,553
CVR Energy, Inc.(a)	26,330	725,128
Dorian LPG Ltd.(a)	32,012	1,113,377
Gulfport Energy Corp.*	11,800	2,002,460
International Seaways, Inc.	34,750	2,661,502
Kinetik Holdings, Inc.	44,750	2,163,215

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Magnolia Oil & Gas Corp. (Class A Stock)(a)	158,400	$4,051,872
Northern Oil & Gas, Inc.(a)	88,804	1,611,793
Par Pacific Holdings, Inc.*	43,396	2,433,648
Peabody Energy Corp.	103,750	2,398,700
REX American Resources Corp.*	24,686	1,114,573
SM Energy Co.	195,052	5,090,857
Talos Energy, Inc.*	105,770	1,365,491
World Kinect Corp.(a)	43,970	1,448,372

		38,220,206

Paper & Forest Products — 0.1%
Sylvamo Corp.	28,572	1,080,022

Passenger Airlines — 0.4%
Allegiant Travel Co.*	19,189	2,256,626
JetBlue Airways Corp.*(a)	254,000	1,455,420
SkyWest, Inc.*(a)	34,226	3,399,669

		7,111,715

Personal Care Products — 0.2%
Coty, Inc. (Class A Stock)*	316,700	684,072
Edgewell Personal Care Co.(a)	40,115	1,077,489
Interparfums, Inc.(a)	15,407	1,723,427

		3,484,988

Pharmaceuticals — 2.5%
Amneal Pharmaceuticals, Inc.*	146,750	2,540,243
Amphastar Pharmaceuticals, Inc.*(a)	29,058	586,390
ANI Pharmaceuticals, Inc.*(a)	15,480	1,281,434
Collegium Pharmaceutical, Inc.*(a)	27,469	994,378
Corcept Therapeutics, Inc.*	81,792	7,111,814
Harmony Biosciences Holdings, Inc.*	34,029	1,238,996
Indivior Pharmaceuticals, Inc.*	104,400	4,283,532
Innoviva, Inc.*	61,356	1,393,395
Ligand Pharmaceuticals, Inc.*(a)	17,161	5,424,420
Liquidia Corp.*(a)	60,150	4,795,759
Organon & Co.	224,450	3,039,053
Pacira BioSciences, Inc.*	35,068	889,675
Perrigo Co. PLC(a)	118,850	1,234,852
Phibro Animal Health Corp. (Class A Stock)	17,550	551,070
Prestige Consumer Healthcare, Inc.*(a)	40,380	1,908,763
Supernus Pharmaceuticals, Inc.*(a)	49,700	2,311,547

		39,585,321

Professional Services — 1.2%
Amentum Holdings, Inc.*(a)	131,050	2,708,803
Concentrix Corp.(a)	37,050	830,105
First Advantage Corp.*(a)	67,550	1,219,278
Insperity, Inc.(a)	30,900	1,276,479
Korn Ferry(a)	44,532	2,964,941
Legalzoom.com, Inc.*	94,600	579,898
ManpowerGroup, Inc.	40,400	1,364,308
Paycom Software, Inc.(a)	35,540	4,466,667
Robert Half, Inc.(a)	86,100	2,643,270
Upwork, Inc.*(a)	105,750	884,070

SEE NOTES TO FINANCIAL STATEMENTS.

A208

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Verra Mobility Corp.*(a)	130,063	$552,768

		19,490,587

Real Estate Management & Development — 0.4%
AGNT, Inc	77,650	420,087
Cushman & Wakefield Ltd.*(a)	199,957	2,677,424
Marcus & Millichap, Inc	20,030	624,335
St. Joe Co. (The)	34,237	2,144,263

		5,866,109

Residential REITs — 0.1%
Centerspace	14,293	803,124
NexPoint Residential Trust, Inc.	18,645	520,568

		1,323,692

Retail REITs — 1.8%
Acadia Realty Trust	113,076	2,364,419
Curbline Properties Corp.(a)	83,572	2,540,589
Getty Realty Corp.(a)	47,611	1,588,303
InvenTrust Properties Corp.(a)	63,950	2,263,830
Macerich Co. (The)(a)	242,750	6,114,872
NETSTREIT Corp	79,100	1,671,383
Phillips Edison & Co., Inc	108,450	4,513,689
Saul Centers, Inc	10,878	406,728
Tanger, Inc.(a)	98,198	3,875,875
Urban Edge Properties(a)	107,916	2,469,118
Whitestone REIT	38,287	725,922

		28,534,728

Semiconductors & Semiconductor Equipment — 5.5%
ACM Research, Inc. (Class A Stock)*(a)	48,850	6,198,577
Alpha & Omega Semiconductor Ltd.*	21,745	1,029,191
Axcelis Technologies, Inc.*	26,200	4,963,590
Cohu, Inc.*(a)	40,752	3,011,980
Diodes, Inc.*	39,150	4,284,576
Enphase Energy, Inc.*(a)	112,850	5,556,734
FormFactor, Inc.*(a)	66,763	10,677,407
Ichor Holdings Ltd.*(a)	29,401	3,301,144
Impinj, Inc.*(a)	23,140	3,314,342
Kulicke & Soffa Industries, Inc.
(Singapore)	44,634	5,970,244
MaxLinear, Inc.*	72,055	9,225,202
PDF Solutions, Inc.*	32,018	2,266,554
Penguin Solutions, Inc.*(a)	39,530	3,004,675
Photronics, Inc.*	50,921	1,656,460
Power Integrations, Inc.(a)	47,800	4,003,728
Qorvo, Inc.*	68,550	6,393,659
SolarEdge Technologies, Inc.*(a)	52,050	3,041,802
Ultra Clean Holdings, Inc.*(a)	38,380	5,472,604
Veeco Instruments, Inc.*(a)	52,249	3,960,474

		87,332,943

Software — 3.1%
A10 Networks, Inc.(a)	62,296	2,327,379
ACI Worldwide, Inc.*	87,050	4,377,744
Adeia, Inc.(a)	94,459	3,110,535
Agilysys, Inc.*(a)	21,893	2,287,818

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Alarm.com Holdings, Inc.*	43,039	$2,010,782
Blackbaud, Inc.*	30,200	894,524
BlackLine, Inc.*(a)	43,150	1,211,221
Box, Inc. (Class A Stock)*	118,550	3,146,317
Cleanspark, Inc.*	218,250	3,175,537
Clear Secure, Inc. (Class A Stock)	78,400	4,369,232
Life360, Inc.*(a)	69,400	3,841,984
LiveRamp Holdings, Inc.*	54,944	2,068,092
MARA Holdings, Inc.*(a)	326,500	4,535,085
N-able, Inc.*	64,288	235,937
NCR Voyix Corp.*(a)	120,650	985,711
Progress Software Corp.*(a)	35,912	1,205,925
Q2 Holdings, Inc.*(a)	53,150	2,556,515
RingCentral, Inc. (Class A Stock)(a)	63,400	2,471,332
Sprinklr, Inc. (Class A Stock)*	96,700	498,972
SPS Commerce, Inc.*	31,993	1,829,040
Teradata Corp.*(a)	80,500	2,789,325

		49,929,007

Specialized REITs — 0.7%
Four Corners Property Trust, Inc.(a)	93,875	2,304,631
Millrose Properties, Inc.(a)	131,550	3,953,078
Outfront Media, Inc.(a)	131,154	4,296,605
Safehold, Inc.	39,633	622,238

		11,176,552

Specialty Retail — 2.9%
Academy Sports & Outdoors, Inc.(a)	55,410	2,611,473
Advance Auto Parts, Inc.(a)	51,050	3,176,331
American Eagle Outfitters, Inc.(a)	133,429	2,294,979
Asbury Automotive Group, Inc.*(a)	15,946	3,206,422
Boot Barn Holdings, Inc.*(a)	25,957	4,263,956
Buckle, Inc. (The)(a)	25,477	1,075,129
CarMax, Inc.*(a)	121,000	6,399,690
Group 1 Automotive, Inc.	10,059	2,928,879
MarineMax, Inc.*	17,009	622,870
National Vision Holdings, Inc.*(a)	68,358	1,299,486
Sally Beauty Holdings, Inc.*(a)	82,761	1,170,240
Signet Jewelers Ltd.(a)	34,680	2,989,416
Sonic Automotive, Inc. (Class A Stock)(a)	11,186	948,461
Upbound Group, Inc.(a)	45,499	965,489
Urban Outfitters, Inc.*(a)	43,955	3,114,651
Victoria’s Secret & Co.*	68,000	5,676,640
Warby Parker, Inc. (Class A Stock)*(a)	86,200	2,615,308
Winmark Corp.	2,560	1,083,085

		46,442,505

Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.*	41,902	405,192
Diebold Nixdorf, Inc.*(a)	29,650	2,520,843

		2,926,035

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc	31,050	1,278,018
G-III Apparel Group Ltd.(a)	31,556	1,063,753
Kontoor Brands, Inc.(a)	43,530	3,627,790
Steven Madden Ltd	62,747	2,641,649

SEE NOTES TO FINANCIAL STATEMENTS.

A209

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Under Armour, Inc. (Class A Stock)*(a)	163,100	$1,042,209
Under Armour, Inc. (Class C Stock)*	102,200	635,684
Wolverine World Wide, Inc.(a)	70,904	1,172,043

		11,461,146

Tobacco — 0.1%
Universal Corp.(a)	21,490	1,121,133

Trading Companies & Distributors — 0.6%
Boise Cascade Co.	30,134	2,339,302
DNOW, Inc.*(a)	158,783	2,059,416
DXP Enterprises, Inc.*(a)	10,812	1,824,417
Rush Enterprises, Inc. (Class A Stock)	52,150	3,806,168

		10,029,303

Water Utilities — 0.5%
American States Water Co.	33,552	2,772,402
California Water Service Group	51,377	2,499,491
H2O America(a)	33,685	2,047,037
Middlesex Water Co.	15,557	873,681

		8,192,611

Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co	39,338	593,217
Telephone & Data Systems, Inc	82,810	3,064,798

		3,658,015

TOTAL COMMON STOCKS (cost $1,013,316,271)		1,575,376,164

UNAFFILIATED EXCHANGE-TRADED FUND — 0.5%
iShares Core S&P Small-Cap ETF(a)	55,000	8,157,050

(cost $5,607,548)

TOTAL LONG-TERM INVESTMENTS—99.5% (cost $1,018,923,819)		1,583,533,214

SHORT-TERM INVESTMENTS — 42.6%
AFFILIATED MUTUAL FUNDS — 42.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)	5,996,388	5,996,388
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $671,699,133; includes $670,035,391 of cash collateral for securities on loan)(b)(wb)	672,382,165	671,911,498

TOTAL AFFILIATED MUTUAL FUNDS (cost $677,695,521)		677,907,886

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
3.700%	10/06/26	900	$891,031

(cost $891,134)

TOTAL SHORT-TERM INVESTMENTS (cost $678,586,655)			678,798,917

TOTAL INVESTMENTS—142.1% (cost $1,697,510,474)			2,262,332,131
Liabilities in excess of other assets(z) — (42.1)%			(670,474,781)

NET ASSETS — 100.0%			$1,591,857,350

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $662,219,942; cash collateral of $670,035,391 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A210

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Futures contracts outstanding at June 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
51	Russell 2000 E-Mini Index	Sep. 2026	$7,766,280	$144,062

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS	$—	$891,031

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$16,378,945	$—	$—
Air Freight & Logistics	2,263,067	—	—
Automobile Components	21,256,959	—	—
Automobiles	755,883	—	—
Banks	138,685,177	—	—
Beverages	3,110,584	—	—
Biotechnology	53,584,606	—	—
Broadline Retail	7,853,579	—	—
Building Products	34,516,928	—	—
Capital Markets	48,798,052	—	—
Chemicals	48,064,376	—	—
Commercial Services & Supplies	35,579,227	—	—
Communications Equipment	22,356,288	—	—
Construction & Engineering	44,522,679	—	—
Construction Materials	948,310	—	—
Consumer Finance	21,515,420	—	—
Consumer Staples Distribution & Retail.	12,427,612	—	—
Containers & Packaging.	1,252,141	—	—
Distributors	11,652,943	—	—
Diversified Consumer Services	29,824,829	—	—
Diversified REITs	11,385,816	—	—
Diversified Telecommunication Services	13,562,749	—	—
Electric Utilities	7,858,762	—	—
Electrical Equipment	9,709,264	—	—
Electronic Equipment, Instruments & Components	52,232,552	—	—
Energy Equipment & Services	39,405,871	—	—
Entertainment	12,954,705	—	—
Financial Services	34,993,684	—	—
Food Products	25,163,000	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A211

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Gas Utilities	$8,020,512	$—	$—
Ground Transportation	16,892,599	—	—
Health Care Equipment & Supplies	38,893,016	—	—
Health Care Providers & Services	52,260,919	—	—
Health Care REITs	6,633,851	—	—
Health Care Technology	4,040,411	—	—
Hotel & Resort REITs	17,555,340	—	—
Hotels, Restaurants & Leisure	42,120,156	—	—
Household Durables	37,897,111	—	—
Household Products	7,195,756	—	—
Independent Power & Renewable Electricity Producers	3,546,175	—	—
Industrial REITs	10,108,266	—	—
Insurance	30,808,283	—	—
Interactive Media & Services	17,813,417	—	—
IT Services	5,452,283	—	—
Leisure Products	7,113,012	—	—
Life Sciences Tools & Services	3,248,335	—	—
Machinery	68,734,242	—	—
Marine Transportation	4,982,217	—	—
Media	7,804,292	—	—
Metals & Mining	16,906,405	—	—
Mortgage Real Estate Investment Trusts (REITs)	14,652,945	—	—
Multi-Utilities	3,677,915	—	—
Office REITs	9,438,080	—	—
Oil, Gas & Consumable Fuels	38,220,206	—	—
Paper & Forest Products	1,080,022	—	—
Passenger Airlines	7,111,715	—	—
Personal Care Products	3,484,988	—	—
Pharmaceuticals	39,585,321	—	—
Professional Services	19,490,587	—	—
Real Estate Management & Development	5,866,109	—	—
Residential REITs	1,323,692	—	—
Retail REITs	28,534,728	—	—
Semiconductors & Semiconductor Equipment	87,332,943	—	—
Software	49,929,007	—	—
Specialized REITs	11,176,552	—	—
Specialty Retail	46,442,505	—	—
Technology Hardware, Storage & Peripherals	2,926,035	—	—
Textiles, Apparel & Luxury Goods	11,461,146	—	—
Tobacco	1,121,133	—	—
Trading Companies & Distributors	10,029,303	—	—
Water Utilities	8,192,611	—	—
Wireless Telecommunication Services	3,658,015	—	—
Unaffiliated Exchange-Traded Fund	8,157,050	—	—
Short-Term Investments			—
Affiliated Mutual Funds	677,907,886	—	—
U.S. Treasury Obligation	—	891,031	—

Total	$2,261,441,100	$891,031	$—

Other Financial Instruments*
Assets
Futures Contracts	$144,062	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A212

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Affiliated Mutual Funds (42.1% represents investments purchased with collateral from securities on loan)	42.6%
Banks	8.7
Semiconductors & Semiconductor Equipment	5.5
Machinery	4.3
Biotechnology	3.4
Health Care Providers & Services	3.3
Electronic Equipment, Instruments & Components	3.3
Software	3.1
Capital Markets	3.1
Chemicals	3.0
Specialty Retail	2.9
Construction & Engineering	2.8
Hotels, Restaurants & Leisure	2.6
Pharmaceuticals	2.5
Energy Equipment & Services	2.5
Health Care Equipment & Supplies	2.4
Oil, Gas & Consumable Fuels	2.4
Household Durables	2.4
Commercial Services & Supplies	2.2
Financial Services	2.2
Building Products	2.2
Insurance	1.9
Diversified Consumer Services	1.9
Retail REITs	1.8
Food Products	1.6
Communications Equipment	1.4
Consumer Finance	1.4
Automobile Components	1.3
Professional Services	1.2
Interactive Media & Services	1.1
Hotel & Resort REITs	1.1
Metals & Mining	1.1
Ground Transportation	1.1
Aerospace & Defense	1.0
Mortgage Real Estate Investment Trusts (REITs)	0.9
Diversified Telecommunication Services	0.9
Entertainment	0.8
Consumer Staples Distribution & Retail	0.8
Distributors	0.7
Textiles, Apparel & Luxury Goods	0.7

Diversified REITs	0.7%
Specialized REITs	0.7
Industrial REITs	0.6
Trading Companies & Distributors	0.6
Electrical Equipment	0.6
Office REITs	0.6
Water Utilities	0.5
Unaffiliated Exchange-Traded Fund	0.5
Gas Utilities	0.5
Electric Utilities	0.5
Broadline Retail	0.5
Media	0.5
Household Products	0.5
Leisure Products	0.5
Passenger Airlines	0.4
Health Care REITs	0.4
Real Estate Management & Development	0.4
IT Services	0.3
Marine Transportation	0.3
Health Care Technology	0.3
Multi-Utilities	0.2
Wireless Telecommunication Services	0.2
Independent Power & Renewable Electricity Producers	0.2
Personal Care Products	0.2
Life Sciences Tools & Services	0.2
Beverages	0.2
Technology Hardware, Storage & Peripherals	0.2
Air Freight & Logistics	0.1
Residential REITs	0.1
Containers & Packaging	0.1
Tobacco	0.1
Paper & Forest Products	0.1
Construction Materials	0.1
Automobiles	0.1
U.S. Treasury Obligation	0.0 *

142.1
Liabilities in excess of other assets	(42.1)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2026 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A213

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$144,062*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,216,965

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$381,233

For the six months ended June 30, 2026, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$9,267,843

*	Average volume is based on average quarter end balances for the six months ended June 30, 2026.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$662,219,942	$(662,219,942)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A214

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value, including securities on loan of $662,219,942:
Unaffiliated investments (cost $1,019,814,953)	$1,584,424,245
Affiliated investments (cost $677,695,521)	677,907,886
Receivable for investments sold	3,025,003
Dividends and interest receivable	1,240,664
Due from broker-variation margin futures	38,250
Tax reclaim receivable	7,795
Receivable for Portfolio shares sold	5,967
Prepaid expenses	1,845

Total Assets	2,266,651,655

LIABILITIES
Payable to broker for collateral for securities on loan	670,035,391
Payable for investments purchased	2,002,342
Accrued expenses and other liabilities	1,923,266
Management fee payable	439,021
Payable for Portfolio shares purchased	382,006
Payable to affiliate	7,156
Distribution fee payable	3,933
Affiliated transfer agent fee payable	1,190

Total Liabilities	674,794,305

NET ASSETS	$1,591,857,350

Net assets were comprised of:
Partners’ Equity	$1,591,857,350

Class I:
Net asset value and redemption price per share, $1,571,979,719 / 18,999,010 outstanding shares of beneficial interest	$82.74

Class III:
Net asset value and redemption price per share, $19,877,631 / 243,367 outstanding shares of beneficial interest.	$81.68

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $9,986 foreign withholding tax)	$9,989,266
Income from securities lending, net (including affiliated income of $350,931)	356,298
Affiliated dividend income	165,769
Interest income	28,082

Total income	10,539,415

EXPENSES
Management fee.	2,477,287
Distribution fee—Class III	21,892
Shareholders’ reports	61,584
Custodian and accounting fees	51,603
Professional fees	20,819
Audit fee	20,219
Trustees’ fees	16,693
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Miscellaneous	22,867

Total expenses	2,698,886

NET INVESTMENT INCOME (LOSS)	7,840,529

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(19,695))	84,605,295
Futures transactions	1,216,965

85,822,260

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(16,355))	213,857,081
Futures	381,233

214,238,314

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	300,060,574

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$307,901,103

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,840,529	$13,263,077
Net realized gain (loss) on investment transactions	85,822,260	97,232,790
Net change in unrealized appreciation (depreciation) on investments	214,238,314	(37,465,635)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	307,901,103	73,030,232

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	24,874,821	62,341,001
Portfolio shares purchased	(51,258,248)	(95,787,613)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(26,383,427)	(33,446,612)

TOTAL INCREASE (DECREASE)	281,517,676	39,583,620
NET ASSETS:
Beginning of period	1,310,339,674	1,270,756,054

End of period	$1,591,857,350	$1,310,339,674

SEE NOTES TO FINANCIAL STATEMENTS.

A215

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$66.88		$63.28	$58.40	$50.46	$60.34	$47.76

Income (Loss) From Investment Operations:
Net investment income (loss)	0.40		0.67	0.73	0.75	0.59	0.51
Net realized and unrealized gain (loss) on investment transactions	15.46		2.93	4.15	7.19	(10.47)	12.07

Total from investment operations	15.86		3.60	4.88	7.94	(9.88)	12.58

Net Asset Value, end of period	$82.74		$66.88	$63.28	$58.40	$50.46	$60.34

Total Return(b)	23.71%		5.69%	8.36%	15.74%	(16.37)%	26.34%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,572		$1,295	$1,258	$1,217	$806	$1,024
Average net assets (in millions)	$1,410		$1,221	$1,225	$979	$870	$1,002
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38	%(d)	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses before waivers and/or expense reimbursement	0.38	%(d)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income (loss)	1.11	%(d)	1.08%	1.20%	1.43%	1.11%	0.89%
Portfolio turnover rate(e)	15%		28%	23%	31%	17%	18%

Class III
	Six Months Ended June 30,		Year Ended December 31,				April 26, 2021(f) through December 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$66.10		$62.70	$58.01	$50.25	$60.24	$57.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.31		0.51	0.57	0.61	0.47	0.31
Net realized and unrealized gain (loss) on investment transactions	15.27		2.89	4.12	7.15	(10.46)	2.20

Total from investment operations	15.58		3.40	4.69	7.76	(9.99)	2.51

Net Asset Value, end of period	$81.68		$66.10	$62.70	$58.01	$50.25	$60.24

Total Return(b)	23.57%		5.42%	8.08%	15.44%	(16.58)%	4.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20		$16	$13	$11	$9	$6
Average net assets (in millions)	$18		$14	$12	$10	$8	$3
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement.	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.62	%(g)
Expenses before waivers and/or expense reimbursement	0.63	%(d)	0.63%	0.63%	0.63%	0.63%	0.62	%(g)
Net investment income (loss)	0.86	%(d)	0.83%	0.95%	1.18%	0.90%	0.76	%(g)
Portfolio turnover rate(e)	15%		28%	23%	31%	17%	18%
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A216

PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%

COMMON STOCKS — 96.0%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.*(a)	13,580	$7,613,084
Boeing Co. (The)*	132,936	28,776,656
General Dynamics Corp.	42,660	15,111,878
General Electric Co.	176,055	65,797,035
Honeywell Aerospace, Inc.*	53,425	11,811,199
Howmet Aerospace, Inc.	67,692	18,199,671
Huntington Ingalls Industries, Inc.	6,600	1,847,274
L3Harris Technologies, Inc.	31,580	9,176,832
Lockheed Martin Corp.	34,188	17,417,419
Northrop Grumman Corp.	22,526	11,472,717
RTX Corp.	227,148	43,096,790
Textron, Inc.(a)	29,350	2,692,276
TransDigm Group, Inc.(a)	9,430	12,561,137

		245,573,968

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc	19,900	3,747,966
Expeditors International of Washington, Inc.	22,000	3,585,560
FedEx Corp.	37,040	11,598,335
United Parcel Service, Inc. (Class B Stock)	125,000	13,437,500

		32,369,361

Automobile Components — 0.0%
Aptiv PLC*(a)	37,100	2,277,198

Automobiles — 1.9%
Ford Motor Co.	662,059	9,202,620
General Motors Co.	152,700	11,770,116
Tesla, Inc.*	475,050	199,806,030

		220,778,766

Banks — 3.3%
Bank of America Corp.	1,101,732	62,776,689
Citigroup, Inc.	287,822	40,283,567
Citizens Financial Group, Inc.	71,800	5,031,026
Fifth Third Bancorp.	152,349	8,587,913
Huntington Bancshares, Inc.	343,475	6,089,812
JPMorgan Chase & Co.	452,195	148,016,989
KeyCorp.	157,800	3,637,290
M&T Bank Corp.	24,661	5,869,565
PNC Financial Services Group, Inc. (The)	67,743	16,679,682
Regions Financial Corp.	146,612	4,427,682
Truist Financial Corp.	210,226	10,473,459
U.S. Bancorp.	262,581	15,859,893
Wells Fargo & Co.	516,376	42,673,313

		370,406,880

Beverages — 1.0%
Brown-Forman Corp. (Class B
Stock)(a)	31,125	829,481
Coca-Cola Co. (The)	653,950	53,146,516
Constellation Brands, Inc. (Class A
Stock)	24,100	3,352,069
Keurig Dr. Pepper, Inc.	231,400	7,573,722

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Molson Coors Beverage Co. (Class B
Stock)	27,000	$1,051,920
Monster Beverage Corp.*	120,690	11,600,723
PepsiCo, Inc.	230,844	31,256,278

		108,810,709

Biotechnology — 1.6%
AbbVie, Inc.	298,089	75,011,116
Amgen, Inc.	90,894	32,914,535
Biogen, Inc.*	24,655	5,326,960
Gilead Sciences, Inc.	210,000	26,531,400
Incyte Corp.*	28,170	3,193,351
Moderna, Inc.*(a)	58,900	4,124,767
Regeneron Pharmaceuticals, Inc.	16,850	10,506,649
Vertex Pharmaceuticals, Inc.*	42,600	21,160,698

		178,769,476

Broadline Retail — 3.5%
Amazon.com, Inc.*	1,652,000	393,737,680
eBay, Inc.	74,900	8,370,075

		402,107,755

Building Products — 0.5%
A.O. Smith Corp.	18,700	1,172,864
Allegion PLC(a)	14,733	2,069,839
Builders FirstSource, Inc.*(a)	18,900	1,691,172
Carrier Global Corp.	132,667	9,731,124
Johnson Controls International PLC	103,415	15,109,966
Lennox International, Inc.(a)	5,420	3,105,389
Masco Corp.(a)	34,030	2,769,021
Trane Technologies PLC	37,200	18,271,152

		53,920,527

Capital Markets — 2.8%
Ameriprise Financial, Inc.	15,130	6,941,039
Ares Management Corp. (Class A Stock)(a)	34,800	3,873,588
Bank of New York Mellon Corp. (The)	116,249	16,810,768
Blackrock, Inc.	24,390	23,452,448
Blackstone, Inc.	125,300	14,744,051
Cboe Global Markets, Inc.	17,700	4,295,259
Charles Schwab Corp. (The)	275,800	25,448,066
CME Group, Inc.	60,860	13,439,714
Coinbase Global, Inc. (Class A Stock)*	37,600	5,496,744
FactSet Research Systems, Inc.(a)	6,000	1,380,480
Franklin Resources, Inc.(a)	52,300	1,740,021
Goldman Sachs Group, Inc. (The)	49,780	50,345,999
Interactive Brokers Group, Inc. (Class A Stock)	75,400	6,562,816
Intercontinental Exchange, Inc.	95,690	11,780,396
Invesco Ltd	76,300	2,013,557
KKR & Co., Inc.	116,100	10,655,658
Moody’s Corp.	25,290	11,454,347
Morgan Stanley	202,278	42,284,193
MSCI, Inc.	12,230	6,849,289
Nasdaq, Inc.	75,300	5,935,146
Northern Trust Corp.	31,400	5,458,576
Raymond James Financial, Inc.(a)	29,250	4,446,877

SEE NOTES TO FINANCIAL STATEMENTS.

A217

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Robinhood Markets, Inc. (Class A Stock)*	133,100	$13,347,268
S&P Global, Inc.	51,166	20,837,865
State Street Corp.	46,675	7,916,080
T. Rowe Price Group, Inc.(a)	36,100	4,104,209

		321,614,454

Chemicals — 1.0%
Air Products & Chemicals, Inc.	37,650	11,038,227
Albemarle Corp.(a)	19,900	2,687,097
CF Industries Holdings, Inc.(a)	26,300	2,847,238
Corteva, Inc.	113,556	9,617,058
Dow, Inc.	121,422	3,322,106
DuPont de Nemours, Inc.	23,585	3,199,069
Ecolab, Inc.	42,700	11,896,647
International Flavors & Fragrances, Inc.(a)	43,340	3,433,395
Linde PLC	78,020	40,487,699
LyondellBasell Industries NV (Class A Stock)	44,100	2,321,865
Mosaic Co. (The)(a)	54,000	1,144,260
PPG Industries, Inc.	37,600	4,560,504
Sherwin-Williams Co. (The)	38,700	13,325,184

		109,880,349

Commercial Services & Supplies — 0.4%
Cintas Corp.	57,400	9,762,592
Copart, Inc.*	150,600	4,245,414
Republic Services, Inc.	34,035	7,252,178
Rollins, Inc.	49,725	2,075,522
Veralto Corp.	41,966	3,721,545
Waste Management, Inc.	62,630	13,958,974

		41,016,225

Communications Equipment — 1.3%
Arista Networks, Inc.*	174,500	29,644,060
Ciena Corp.*	23,800	11,675,328
Cisco Systems, Inc.	666,575	78,295,899
F5, Inc.*	9,450	3,930,822
Lumentum Holdings, Inc.*	13,120	11,257,747
Motorola Solutions, Inc	27,827	11,556,275

		146,360,131

Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	5,960	11,812,422
EMCOR Group, Inc.	7,580	6,290,491
Quanta Services, Inc.	25,180	18,130,607

		36,233,520

Construction Materials — 0.2%
CRH PLC	113,400	12,133,800
Martin Marietta Materials, Inc.(a)	10,200	5,882,340
Vulcan Materials Co.(a)	21,800	6,431,218

		24,447,358

Consumer Finance — 0.5%
American Express Co.	89,750	30,357,937
Capital One Financial Corp.	104,992	21,063,495

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Synchrony Financial	56,730	$4,314,317

		55,735,749

Consumer Staples Distribution & Retail — 1.7%
Casey’s General Stores, Inc.	6,220	4,943,594
Costco Wholesale Corp.	74,872	70,040,510
Dollar General Corp.	37,300	4,293,603
Dollar Tree, Inc.*	31,247	3,779,325
Kroger Co. (The)	95,700	5,314,221
Sysco Corp.	80,800	6,753,264
Target Corp.	76,868	10,039,729
Walmart, Inc.	739,800	83,789,748

		188,953,994

Containers & Packaging — 0.2%
Amcor PLC(a)	78,080	3,384,768
Avery Dennison Corp.	13,200	2,143,020
Ball Corp.	45,200	2,820,480
International Paper Co.	89,167	3,397,263
Packaging Corp. of America	15,100	3,598,028
Smurfit Westrock PLC(a)	88,361	4,087,580

		19,431,139

Distributors — 0.0%
Genuine Parts Co.(a)	23,625	2,787,277

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,172,571	24,272,220
Comcast Corp. (Class A Stock)	601,192	14,759,263
Verizon Communications, Inc.	704,588	29,832,256

		68,863,739

Electric Utilities — 1.4%
Alliant Energy Corp.	43,500	3,318,615
American Electric Power Co., Inc.(a)	91,540	12,523,587
Constellation Energy Corp.	53,924	13,393,104
Duke Energy Corp.	131,748	16,676,662
Edison International	65,500	4,876,475
Entergy Corp.(a)	77,200	8,867,192
Evergy, Inc.(a)	39,000	3,370,770
Eversource Energy	63,500	4,589,145
Exelon Corp.(a)	171,973	8,017,381
FirstEnergy Corp.	86,880	4,130,275
NextEra Energy, Inc.	352,600	30,947,702
NRG Energy, Inc.	36,100	5,272,766
PG&E Corp.	370,300	6,228,446
Pinnacle West Capital Corp.(a)	20,300	2,172,100
PPL Corp.	125,100	4,547,385
Southern Co. (The)(a)	190,200	18,204,042
Xcel Energy, Inc.	105,295	8,455,189

		155,590,836

Electrical Equipment — 1.3%
AMETEK, Inc.	38,600	9,338,884
Eaton Corp. PLC	65,511	27,915,547
Emerson Electric Co.	94,800	13,570,620
GE Vernova, Inc.	45,348	53,277,551
Generac Holdings, Inc.*	9,800	2,869,538
Hubbell, Inc.(a)	9,000	4,708,800

SEE NOTES TO FINANCIAL STATEMENTS.

A218

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Rockwell Automation, Inc.	18,620	$9,218,390
Vertiv Holdings Co. (Class A Stock)	64,600	21,629,372

		142,528,702

Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. (Class A Stock)	207,600	36,604,032
CDW Corp.(a)	21,600	3,037,824
Coherent Corp.*	33,000	13,017,510
Corning, Inc.	132,000	33,716,760
Flex Ltd.*	62,000	10,048,340
Jabil, Inc.	17,700	6,822,996
Keysight Technologies, Inc.*	28,800	10,082,016
TE Connectivity PLC (Switzerland)	49,200	9,919,212
Teledyne Technologies, Inc.*(a)	7,759	5,174,477
Zebra Technologies Corp. (Class A Stock)*	8,280	2,179,793

		130,602,960

Energy Equipment & Services — 0.2%
Baker Hughes Co.	168,448	9,348,864
Halliburton Co.	141,500	4,803,925
SLB Ltd.	252,298	11,729,334

		25,882,123

Entertainment — 1.0%
Electronic Arts, Inc.	38,100	7,812,024
Live Nation Entertainment, Inc.*	26,600	4,870,726
Netflix, Inc.*	710,600	50,736,840
Take-Two Interactive Software, Inc.*	29,350	7,336,913
TKO Group Holdings, Inc.(a)	10,600	2,133,886
Walt Disney Co. (The)	293,022	28,203,368
Warner Bros Discovery, Inc.*	419,308	11,178,751

		112,272,508

Financial Services — 3.2%
Apollo Global Management, Inc.(a)	77,800	9,204,518
Berkshire Hathaway, Inc. (Class B Stock)*	309,950	155,095,881
Block, Inc.*	90,300	6,862,800
Corpay, Inc.*	11,000	3,665,970
Fidelity National Information Services, Inc.	88,400	3,436,992
Fiserv, Inc.*	89,900	4,409,595
Global Payments, Inc.(a)	39,213	2,845,295
Jack Henry & Associates, Inc.	12,350	1,701,089
Mastercard, Inc. (Class A Stock)	136,110	69,906,096
PayPal Holdings, Inc.	148,800	6,425,184
Visa, Inc. (Class A Stock)	280,000	96,065,200

		359,618,620

Food Products — 0.4%
Archer-Daniels-Midland Co.(a)	81,038	6,191,303
Bunge Global SA	22,800	2,433,444
General Mills, Inc.	90,500	3,149,400
Hershey Co. (The)(a)	25,000	4,386,250
Hormel Foods Corp.(a)	49,300	1,223,626
J.M. Smucker Co. (The)	18,000	2,025,000
Kraft Heinz Co. (The)(a)	144,337	3,409,240

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
McCormick & Co., Inc. (Non-Voting Shares)	42,700	$2,152,934
Mondelez International, Inc. (Class A Stock)	216,511	12,522,996
Tyson Foods, Inc. (Class A Stock)	48,500	2,776,625

		40,270,818

Gas Utilities — 0.0%
Atmos Energy Corp.	26,900	4,634,063

Ground Transportation — 0.8%
CSX Corp.	313,316	14,891,909
Fedex Freight Holding Co., Inc.*	18,220	2,751,220
J.B. Hunt Transport Services, Inc.	12,500	3,617,875
Norfolk Southern Corp.	38,000	11,954,420
Old Dominion Freight Line, Inc.	30,800	6,671,280
Uber Technologies, Inc.*	343,500	24,786,960
Union Pacific Corp.	100,350	27,295,200

		91,968,864

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	293,725	26,652,607
Align Technology, Inc.*	11,320	1,909,231
Baxter International, Inc.(a)	86,500	1,844,180
Becton, Dickinson & Co.	46,499	7,036,694
Boston Scientific Corp.*	250,949	10,710,503
Cooper Cos., Inc. (The)*	33,720	2,418,061
Dexcom, Inc.*	66,120	4,453,182
Edwards Lifesciences Corp.*	97,050	8,779,143
GE HealthCare Technologies, Inc.	77,518	4,961,927
IDEXX Laboratories, Inc.*	13,300	7,001,652
Insulet Corp.*	11,900	1,811,775
Intuitive Surgical, Inc.*	59,700	23,741,496
Medtronic PLC.	216,928	16,970,277
ResMed, Inc.(a)	24,200	4,716,096
Solventum Corp.*	24,797	1,913,089
STERIS PLC.	16,700	3,516,519
Stryker Corp.	58,370	18,377,211
Zimmer Biomet Holdings, Inc.(a)	32,486	2,796,720

		149,610,363

Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	39,275	9,330,169
Cencora, Inc.	32,800	9,281,744
Centene Corp.*	78,968	5,068,956
Cigna Group (The)	44,432	12,249,014
CVS Health Corp.	215,499	22,293,371
DaVita, Inc.*	5,400	1,201,392
Elevance Health, Inc.	36,640	14,169,787
HCA Healthcare, Inc.	26,100	10,176,129
Henry Schein, Inc.*(a)	17,400	1,453,248
Humana, Inc.	20,130	7,996,039
Labcorp Holdings, Inc.(a)	13,700	3,836,000
McKesson Corp.	20,267	15,313,745
Quest Diagnostics, Inc.	18,900	4,005,855
UnitedHealth Group, Inc.	153,070	63,620,484

SEE NOTES TO FINANCIAL STATEMENTS.

A219

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	9,500	$1,412,555

		181,408,488

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	26,380	1,394,183
Healthpeak Properties, Inc.	119,300	2,553,020
Ventas, Inc.	82,004	7,281,955
Welltower, Inc.	119,100	27,032,127

		38,261,285

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	25,300	4,489,991

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	108,226	2,566,038

Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc. (Class A Stock)*	70,500	10,088,550
Booking Holdings, Inc.	130,700	23,295,968
Carnival Corp. Ltd.	216,100	6,173,977
Chipotle Mexican Grill, Inc.*	216,450	7,359,300
Darden Restaurants, Inc.(a)	19,400	3,996,594
Domino’s Pizza, Inc.(a)	5,200	1,539,408
DoorDash, Inc. (Class A Stock)*	63,300	11,680,749
Expedia Group, Inc.	19,500	4,989,660
Hilton Worldwide Holdings, Inc.	38,400	12,689,664
Las Vegas Sands Corp.	52,300	2,415,737
Marriott International, Inc. (Class A Stock)(a)	36,773	13,627,706
McDonald’s Corp.	119,860	32,399,357
MGM Resorts International*	32,400	1,549,044
Norwegian Cruise Line Holdings Ltd.*(a)	75,500	1,593,805
Royal Caribbean Cruises Ltd.(a)	42,000	13,336,260
Starbucks Corp.	193,000	19,722,670
Wynn Resorts Ltd.(a)	14,200	1,378,678
Yum! Brands, Inc.(a)	47,100	7,529,406

		175,366,533

Household Durables — 0.2%
D.R. Horton, Inc.	44,500	7,248,160
Garmin Ltd.	27,700	6,579,858
Lennar Corp. (Class A Stock)(a)	36,500	3,302,885
NVR, Inc.*(a)	450	3,066,030
PulteGroup, Inc.	32,385	4,443,546

		24,640,479

Household Products — 0.7%
Church & Dwight Co., Inc.	39,900	3,865,512
Clorox Co. (The)(a)	21,000	2,004,240
Colgate-Palmolive Co.	135,000	12,376,800
Kimberly-Clark Corp.(a)	56,438	6,195,199
Procter & Gamble Co. (The)	393,276	57,669,993

		82,111,744

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	120,500	1,766,530

	Shares	Value

COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Vistra Corp.	54,000	$8,566,020

		10,332,550

Industrial Conglomerates — 0.2%
3M Co.	87,990	14,246,461
Honeywell International, Inc.	53,425	11,961,857

		26,208,318

Industrial REITs — 0.2%
Prologis, Inc.	157,180	21,293,175

Insurance — 1.5%
Aflac, Inc.	77,300	9,063,425
Allstate Corp. (The)	43,428	10,333,258
American International Group, Inc.	89,429	6,665,143
Aon PLC (Class A Stock)	36,225	12,015,470
Arch Capital Group Ltd.*(a)	58,700	5,697,422
Arthur J. Gallagher & Co.(a)	43,350	9,951,860
Assurant, Inc.(a)	8,200	2,201,946
Brown & Brown, Inc.	49,700	3,188,255
Chubb Ltd.	60,830	20,727,214
Cincinnati Financial Corp.	25,928	4,800,310
Erie Indemnity Co. (Class A Stock)(a)	4,260	1,021,335
Everest Group Ltd.	6,500	2,321,995
Globe Life, Inc.	13,175	2,354,109
Hartford Insurance Group, Inc. (The)	46,800	6,201,936
Loews Corp.	28,626	3,240,750
Marsh & McLennan Cos., Inc.	81,700	13,616,939
MetLife, Inc.	91,180	7,714,740
Principal Financial Group, Inc.(a)	33,100	3,567,518
Progressive Corp. (The)	98,600	21,539,170
Prudential Financial, Inc	58,500	6,313,905
Travelers Cos., Inc. (The)	35,848	11,834,142
W.R. Berkley Corp.(a)	49,450	3,487,709
Willis Towers Watson PLC(a)	16,100	4,208,057

		172,066,608

Interactive Media & Services — 7.5%
Alphabet, Inc. (Class A Stock)	989,480	353,610,468
Alphabet, Inc. (Class C Stock)	797,600	281,816,008
Meta Platforms, Inc. (Class A Stock)	370,600	208,755,274

		844,181,750

IT Services — 0.6%
Accenture PLC (Class A Stock)	103,950	12,935,538
Akamai Technologies, Inc.*(a)	24,200	2,860,682
Cognizant Technology Solutions Corp. (Class A Stock)	80,800	3,129,384
Gartner, Inc.*	11,270	1,460,818
GoDaddy, Inc. (Class A Stock)*	22,800	1,935,264
International Business Machines Corp.	158,225	44,494,452
VeriSign, Inc.	13,700	3,446,372

		70,262,510

Leisure Products — 0.0%
Hasbro, Inc.	22,250	1,837,627

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	47,582	6,320,317
Bio-Techne Corp.(a)	26,720	1,887,768

SEE NOTES TO FINANCIAL STATEMENTS.

A220

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories
International, Inc.*(a)	8,300	$1,882,357
Danaher Corp.	106,400	20,267,072
IQVIA Holdings, Inc.*	28,400	5,487,448
Mettler-Toledo International, Inc.*(a)	3,390	4,330,759
Revvity, Inc.(a)	18,800	2,091,688
Thermo Fisher Scientific, Inc.	62,700	31,435,272
Waters Corp.*(a)	16,341	6,128,529
West Pharmaceutical Services, Inc.	11,800	4,236,200

		84,067,410

Machinery — 1.9%
Caterpillar, Inc.	77,730	82,774,677
Cummins, Inc.	23,350	16,653,453
Deere & Co.	42,390	26,889,249
Dover Corp.	22,700	5,091,156
Fortive Corp.(a)	51,400	3,140,026
IDEX Corp.	12,200	2,768,790
Illinois Tool Works, Inc.	44,275	11,975,059
Ingersoll Rand, Inc.	61,237	5,020,822
Nordson Corp.	8,800	2,654,872
Otis Worldwide Corp.	64,683	4,631,303
PACCAR, Inc.	88,892	10,677,707
Parker-Hannifin Corp.	21,227	20,762,553
Pentair PLC.	28,107	2,154,683
Snap-on, Inc.(a)	8,550	3,440,520
Stanley Black & Decker, Inc.	26,135	2,459,826
Westinghouse Air Brake Technologies Corp.	28,612	7,713,795
Xylem, Inc.(a)	40,100	4,740,221

		213,548,712

Media — 0.1%
Charter Communications, Inc. (Class A Stock)*(a)	14,050	1,998,050
EchoStar Corp. (Class A Stock)*	22,700	2,304,050
Fox Corp. (Class A Stock)(a)	33,866	1,766,451
Fox Corp. (Class B Stock)	24,966	1,169,407
News Corp. (Class A Stock)	64,125	1,592,224
News Corp. (Class B Stock)(a)	21,200	594,872
Omnicom Group, Inc.(a)	47,999	3,495,767
Paramount Skydance Corp. (Class B Stock)(a)	53,686	529,344
Trade Desk, Inc. (The) (Class A Stock)*	75,400	1,363,232

		14,813,397

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	243,612	15,320,759
Newmont Corp.	180,103	16,821,620
Nucor Corp.	38,200	8,509,050
Steel Dynamics, Inc.(a)	22,800	5,231,688

		45,883,117

Multi-Utilities — 0.6%
Ameren Corp.	46,100	5,211,144
CenterPoint Energy, Inc.	110,510	4,866,860
CMS Energy Corp.	51,900	3,970,350
Consolidated Edison, Inc.	61,400	6,792,682

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
Dominion Energy, Inc.(a)	148,340	$10,130,139
DTE Energy Co.	35,100	5,348,187
NiSource, Inc.	81,050	3,853,927
Public Service Enterprise Group, Inc.	84,500	6,858,020
Sempra	111,108	10,300,823
WEC Energy Group, Inc.	55,076	6,431,225

		63,763,357

Office REITs — 0.0%
BXP, Inc.	24,600	1,631,226

Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	59,850	1,949,314
Chevron Corp.	315,905	52,364,413
ConocoPhillips	205,518	21,365,651
Devon Energy Corp.	195,770	8,089,216
Diamondback Energy, Inc.	32,700	5,748,006
EOG Resources, Inc.	89,800	11,649,754
EQT Corp.	105,700	5,620,069
Expand Energy Corp.	40,300	3,674,957
Exxon Mobil Corp.	699,419	95,624,566
Kinder Morgan, Inc.	330,743	10,573,854
Marathon Petroleum Corp.	49,187	12,575,640
Occidental Petroleum Corp.	120,728	5,863,759
ONEOK, Inc.	106,440	9,253,894
Phillips 66	67,564	11,421,694
Targa Resources Corp.	36,400	9,760,296
Texas Pacific Land Corp.(a)	9,500	4,157,580
Valero Energy Corp.	50,100	13,048,044
Williams Cos., Inc. (The)	206,300	15,336,342

		298,077,049

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	109,800	10,283,868
Southwest Airlines Co.	82,937	4,264,621
United Airlines Holdings, Inc.*	54,800	7,452,252

		22,000,741

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,600	3,284,320
Kenvue, Inc.	324,800	6,206,928

		9,491,248

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	344,690	19,861,038
Eli Lilly & Co.	133,500	160,123,905
Johnson & Johnson	406,246	103,174,296
Merck & Co., Inc.	416,803	53,559,185
Pfizer, Inc.	962,923	23,187,186
Viatris, Inc.	194,494	3,088,565
Zoetis, Inc.	71,300	5,123,618

		368,117,793

Professional Services — 0.3%
Automatic Data Processing, Inc.	67,410	15,096,469
Broadridge Financial Solutions, Inc.	19,800	2,711,610
Equifax, Inc.	20,350	3,229,952
Jacobs Solutions, Inc.	19,700	2,482,200

SEE NOTES TO FINANCIAL STATEMENTS.

A221

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Leidos Holdings, Inc.	21,650	$2,229,301
Paychex, Inc.(a)	54,350	5,344,235
Verisk Analytics, Inc.	22,100	3,967,613

		35,061,380

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	48,800	6,572,872
CoStar Group, Inc.*	71,300	2,019,216

		8,592,088

Residential REITs — 0.2%
AvalonBay Communities, Inc.	23,368	4,409,308
Camden Property Trust	16,900	1,934,881
Equity Residential	57,900	3,933,147
Essex Property Trust, Inc.	10,870	3,169,583
Invitation Homes, Inc.	92,200	2,785,362
Mid-America Apartment Communities, Inc.	19,800	2,751,012
UDR, Inc.	50,900	2,031,928

		21,015,221

Retail REITs — 0.3%
Federal Realty Investment Trust	12,800	1,580,032
Kimco Realty Corp.(a)	114,300	2,897,505
Realty Income Corp.(a)	157,300	9,746,308
Regency Centers Corp.	27,600	2,200,824
Simon Property Group, Inc.	54,711	12,236,115

		28,660,784

Semiconductors & Semiconductor Equipment — 18.4%
Advanced Micro Devices, Inc.*	275,175	159,851,909
Analog Devices, Inc.	82,194	32,644,991
Applied Materials, Inc.	133,920	96,824,160
Broadcom, Inc.	799,000	301,822,250
First Solar, Inc.*	18,100	4,270,876
Intel Corp.*	797,300	111,326,999
KLA Corp.	220,400	66,496,884
Lam Research Corp.	211,000	91,432,630
Marvell Technology, Inc.	147,700	43,998,353
Microchip Technology, Inc.(a)	91,000	8,299,200
Micron Technology, Inc.	190,310	219,672,930
Monolithic Power Systems, Inc.	8,230	11,376,823
NVIDIA Corp.	4,087,500	817,867,875
NXP Semiconductors NV (Netherlands).	42,700	11,999,981
ON Semiconductor Corp.*	66,500	6,286,910
Qnity Electronics, Inc.	35,378	5,777,581
QUALCOMM, Inc.	177,850	32,864,902
Skyworks Solutions, Inc.(a)	25,600	1,735,680
Teradyne, Inc.	26,400	12,773,376
Texas Instruments, Inc.	153,300	45,694,131

		2,083,018,441

Software — 7.2%
Adobe, Inc.*	68,195	13,981,339
AppLovin Corp. (Class A Stock)*	45,340	23,360,528
Autodesk, Inc.*	35,670	6,934,962
Cadence Design Systems, Inc.*	46,500	17,452,380

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*	42,940	$32,769,232
Datadog, Inc. (Class A Stock)*	55,600	14,476,016
Fair Isaac Corp.*(a)	3,980	4,755,224
Fortinet, Inc.*	105,000	16,130,100
Gen Digital, Inc.	94,911	2,362,335
Intuit, Inc.	46,640	12,173,040
Microsoft Corp.	1,253,600	467,617,872
Oracle Corp.	286,295	41,956,532
Palantir Technologies, Inc. (Class A Stock)*	387,400	45,197,958
Palo Alto Networks, Inc.*	136,500	46,549,230
PTC, Inc.*(a)	19,400	2,204,034
Roper Technologies, Inc.(a)	16,980	5,745,862
Salesforce, Inc.	138,000	21,619,080
ServiceNow, Inc.*	174,000	17,274,720
Synopsys, Inc.*	32,270	14,394,679
Trimble, Inc.*	40,300	2,062,554
Tyler Technologies, Inc.*	7,240	2,117,410
Workday, Inc. (Class A Stock)*(a)	34,300	4,199,006

		815,334,093

Specialized REITs — 0.7%
American Tower Corp.	78,600	12,856,602
Crown Castle, Inc.	73,650	5,577,515
Digital Realty Trust, Inc.	55,700	10,002,606
Equinix, Inc.	16,635	17,340,158
Extra Space Storage, Inc.	35,900	5,216,270
Iron Mountain, Inc.	49,730	6,281,396
Public Storage	26,750	8,514,792
SBA Communications Corp.	17,630	3,110,990
VICI Properties, Inc.	183,800	4,879,890
Weyerhaeuser Co.	123,330	2,952,520

		76,732,739

Specialty Retail — 1.4%
AutoZone, Inc.*	2,790	8,916,672
Best Buy Co., Inc.	33,325	2,528,701
Carvana Co.*(a)	119,500	7,865,490
Home Depot, Inc. (The)	168,069	59,274,575
Lowe’s Cos., Inc.	94,275	20,786,695
O’Reilly Automotive, Inc.*	139,800	12,874,182
Ross Stores, Inc.	54,600	11,621,610
TJX Cos., Inc. (The)	186,600	28,269,900
Tractor Supply Co.(a)	89,700	2,835,417
Ulta Beauty, Inc.*	7,170	3,233,527
Williams-Sonoma, Inc.	20,100	4,685,310

		162,892,079

Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	2,478,620	717,213,483
Dell Technologies, Inc. (Class C Stock)	48,800	21,055,248
Hewlett Packard Enterprise Co.	223,866	10,098,595
HP, Inc.	154,266	3,384,596
NetApp, Inc.	33,800	5,230,888
Sandisk Corp.*	24,980	56,797,776
Seagate Technology Holdings PLC.	37,840	36,515,600
Super Micro Computer, Inc.*(a)	94,100	2,759,953

SEE NOTES TO FINANCIAL STATEMENTS.

A222

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2026 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.	58,168	$37,153,065

		890,209,204

Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.*	23,940	2,377,003
Lululemon Athletica, Inc.*	18,400	2,100,912
NIKE, Inc. (Class B Stock)	201,600	8,275,680
Ralph Lauren Corp.	6,300	2,528,883
Tapestry, Inc.	34,200	5,006,196

		20,288,674

Tobacco — 0.6%
Altria Group, Inc.	281,800	20,275,510
Philip Morris International, Inc.	262,800	47,543,148

		67,818,658

Trading Companies & Distributors — 0.3%
Fastenal Co.	194,200	9,327,426
United Rentals, Inc.	10,570	11,974,647
W.W. Grainger, Inc.	7,330	9,971,732

		31,273,805

Water Utilities — 0.0%
American Water Works Co., Inc.(a)	33,050	4,348,719

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	78,500	13,166,805

TOTAL COMMON STOCKS (cost $1,837,799,752)		10,878,152,268

UNAFFILIATED EXCHANGE-TRADED FUND — 1.5%
iShares Core S&P 500 ETF	220,000	164,755,800

(cost $92,252,434)
TOTAL LONG-TERM INVESTMENTS—97.5% (cost $1,930,052,186)		11,042,908,068

SHORT-TERM INVESTMENTS — 5.4%
AFFILIATED MUTUAL FUNDS — 5.2%
PGIM Core Ultra Short Bond Fund(wb)	249,729,228	249,729,228
PGIM Institutional Money Market Fund (7-day effective yield 3.846%) (cost $336,376,971; includes $335,067,238 of cash collateral for securities on loan)(b)(wb)	336,804,418	336,568,654

TOTAL AFFILIATED MUTUAL FUNDS (cost $586,106,199)		586,297,882

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
3.700%	10/06/26	23,300	$23,067,803

(cost $23,070,474)

TOTAL SHORT-TERM INVESTMENTS (cost $609,176,673)			609,365,685

TOTAL INVESTMENTS—102.9% (cost $2,539,228,859)			11,652,273,753
Liabilities in excess of other assets(z) — (2.9)%			(326,676,491)

NET ASSETS — 100.0%			$11,325,597,262

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $328,801,912; cash collateral of $335,067,238 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
720	S&P 500 E-Mini Index	Sep. 2026	$271,737,000	$(2,842,098)

SEE NOTES TO FINANCIAL STATEMENTS.

A223

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS	$—	$23,067,803

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$245,573,968	$—	$—
Air Freight & Logistics	32,369,361	—	—
Automobile Components	2,277,198	—	—
Automobiles	220,778,766	—	—
Banks	370,406,880	—	—
Beverages	108,810,709	—	—
Biotechnology	178,769,476	—	—
Broadline Retail	402,107,755	—	—
Building Products	53,920,527	—	—
Capital Markets	321,614,454	—	—
Chemicals	109,880,349	—	—
Commercial Services & Supplies	41,016,225	—	—
Communications Equipment	146,360,131	—	—
Construction & Engineering	36,233,520	—	—
Construction Materials	24,447,358	—	—
Consumer Finance	55,735,749	—	—
Consumer Staples Distribution & Retail	188,953,994	—	—
Containers & Packaging	19,431,139	—	—
Distributors	2,787,277	—	—
Diversified Telecommunication Services	68,863,739	—	—
Electric Utilities	155,590,836	—	—
Electrical Equipment	142,528,702	—	—
Electronic Equipment, Instruments & Components	130,602,960	—	—
Energy Equipment & Services.	25,882,123	—	—
Entertainment	112,272,508	—	—
Financial Services	359,618,620	—	—
Food Products	40,270,818	—	—
Gas Utilities	4,634,063	—	—
Ground Transportation	91,968,864	—	—
Health Care Equipment & Supplies	149,610,363	—	—
Health Care Providers & Services	181,408,488	—	—
Health Care REITs	38,261,285	—	—
Health Care Technology	4,489,991	—	—
Hotel & Resort REITs	2,566,038	—	—
Hotels, Restaurants & Leisure	175,366,533	—	—
Household Durables	24,640,479	—	—
Household Products	82,111,744	—	—
Independent Power & Renewable Electricity Producers	10,332,550	—	—
Industrial Conglomerates	26,208,318	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A224

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Industrial REITs	$ 21,293,175	$—	$—
Insurance	172,066,608	—	—
Interactive Media & Services	844,181,750	—	—
IT Services	70,262,510	—	—
Leisure Products	1,837,627	—	—
Life Sciences Tools & Services	84,067,410	—	—
Machinery	213,548,712	—	—
Media	14,813,397	—	—
Metals & Mining	45,883,117	—	—
Multi-Utilities	63,763,357	—	—
Office REITs	1,631,226	—	—
Oil, Gas & Consumable Fuels	298,077,049	—	—
Passenger Airlines	22,000,741	—	—
Personal Care Products	9,491,248	—	—
Pharmaceuticals	368,117,793	—	—
Professional Services	35,061,380	—	—
Real Estate Management & Development	8,592,088	—	—
Residential REITs	21,015,221	—	—
Retail REITs	28,660,784	—	—
Semiconductors & Semiconductor Equipment	2,083,018,441	—	—
Software	815,334,093	—	—
Specialized REITs	76,732,739	—	—
Specialty Retail	162,892,079	—	—
Technology Hardware, Storage & Peripherals	890,209,204	—	—
Textiles, Apparel & Luxury Goods	20,288,674	—	—
Tobacco	67,818,658	—	—
Trading Companies & Distributors	31,273,805	—	—
Water Utilities	4,348,719	—	—
Wireless Telecommunication Services	13,166,805	—	—
Unaffiliated Exchange-Traded Fund	164,755,800	—	—
Short-Term Investments
Affiliated Mutual Funds	586,297,882	—	—
U.S. Treasury Obligation	—	23,067,803	—

Total	$11,629,205,950	$23,067,803	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$ (2,842,098)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Semiconductors & Semiconductor Equipment	18.4%
Technology Hardware, Storage & Peripherals	7.9
Interactive Media & Services	7.5
Software	7.2
Affiliated Mutual Funds (3.0% represents investments purchased with collateral from securities on loan)	5.2
Broadline Retail	3.5
Banks	3.3
Pharmaceuticals	3.2

Financial Services	3.2%
Capital Markets	2.8
Oil, Gas & Consumable Fuels	2.6
Aerospace & Defense	2.2
Automobiles	1.9
Machinery	1.9
Consumer Staples Distribution & Retail	1.7
Health Care Providers & Services	1.6
Biotechnology	1.6

SEE NOTES TO FINANCIAL STATEMENTS.

A225

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Industry Classification (continued):
Hotels, Restaurants & Leisure	1.5%
Insurance	1.5
Unaffiliated Exchange-Traded Fund	1.5
Specialty Retail	1.4
Electric Utilities	1.4
Health Care Equipment & Supplies	1.3
Communications Equipment	1.3
Electrical Equipment	1.3
Electronic Equipment, Instruments & Components	1.2
Entertainment	1.0
Chemicals	1.0
Beverages	1.0
Ground Transportation	0.8
Life Sciences Tools & Services	0.7
Household Products	0.7
Specialized REITs	0.7
IT Services	0.6
Diversified Telecommunication Services	0.6
Tobacco	0.6
Multi-Utilities	0.6
Consumer Finance	0.5
Building Products	0.5
Metals & Mining	0.4
Commercial Services & Supplies	0.4
Food Products	0.4
Health Care REITs	0.3
Construction & Engineering	0.3
Professional Services	0.3
Air Freight & Logistics	0.3
Trading Companies & Distributors	0.3

Retail REITs	0.3%
Industrial Conglomerates	0.2
Energy Equipment & Services	0.2
Household Durables	0.2
Construction Materials	0.2
U.S. Treasury Obligation	0.2
Passenger Airlines	0.2
Industrial REITs	0.2
Residential REITs	0.2
Textiles, Apparel & Luxury Goods	0.2
Containers & Packaging	0.2
Media	0.1
Wireless Telecommunication Services	0.1
Independent Power & Renewable Electricity Producers	0.1
Personal Care Products	0.1
Real Estate Management & Development	0.1
Gas Utilities	0.0	*
Health Care Technology	0.0	*
Water Utilities	0.0	*
Distributors	0.0	*
Hotel & Resort REITs	0.0	*
Automobile Components	0.0	*
Leisure Products	0.0	*
Office REITs	0.0	*

	102.9
Liabilities in excess of other assets	(2.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$2,842,098*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$22,027,797

SEE NOTES TO FINANCIAL STATEMENTS.

A226

PSF STOCK INDEX PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2026 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(3,156,983)

For the six months ended June 30, 2026, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$247,489,375

*	Average volume is based on average quarter end balances for the six months ended June 30, 2026.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$328,801,912	$(328,801,912)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A227

PSF STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2026

ASSETS
Investments at value, including securities on loan of $328,801,912:
Unaffiliated investments (cost $1,953,122,660)	$11,065,975,871
Affiliated investments (cost $586,106,199)	586,297,882
Receivable for Portfolio shares sold	4,959,147
Dividends and interest receivable	4,907,263
Due from broker-variation margin futures	1,728,000
Tax reclaim receivable	966,502
Prepaid expenses and other assets	541,188

Total Assets	11,665,375,853

LIABILITIES
Payable to broker for collateral for securities on loan	335,067,238
Management fee payable	2,197,113
Accrued expenses and other liabilities	1,550,872
Payable for Portfolio shares purchased	944,090
Distribution fee payable	18,088
Affiliated transfer agent fee payable	1,190

Total Liabilities	339,778,591

NET ASSETS	$11,325,597,262

Net assets were comprised of:
Partners’ Equity	$11,325,597,262

Class I:
Net asset value and redemption price per share, $11,237,334,064 / 60,263,758 outstanding shares of beneficial interest	$186.47

Class III:
Net asset value and redemption price per share, $88,263,198 / 479,497 outstanding shares of beneficial interest	$184.07

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2026

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $12,326 foreign withholding tax)	$61,378,398
Affiliated dividend income	4,385,993
Interest income	411,121
Income from securities lending, net (including affiliated income of $249,477)	249,658

Total income	66,425,170

EXPENSES
Management fee	14,140,059
Distribution fee—Class III	101,782
Custodian and accounting fees	249,206
Shareholders’ reports	115,441
Trustees’ fees.	97,271
Professional fees	57,075
Audit fee	15,914
Transfer agent’s fees and expenses (including affiliated expense of $3,571)	5,922
Miscellaneous	102,099

Total expenses	14,884,769
Less: Fee waivers and/or expense reimbursement	(1,577,793)

Net expenses	13,306,976

NET INVESTMENT INCOME (LOSS)	53,118,194

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(27,027))	41,514,781
Futures transactions	22,027,797

63,542,578

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(12,088))	920,548,114
Futures	(3,156,983)

917,391,131

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	980,933,709

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,034,051,903

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 53,118,194	$ 97,450,191
Net realized gain (loss) on investment transactions	63,542,578	107,947,853
Net change in unrealized appreciation (depreciation) on investments	917,391,131	1,327,660,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,034,051,903	1,533,058,980

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	239,770,281	417,306,254
Portfolio shares purchased	(230,427,965)	(433,137,959)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	9,342,316	(15,831,705)

TOTAL INCREASE (DECREASE)	1,043,394,219	1,517,227,275
NET ASSETS:
Beginning of period	10,282,203,043	8,764,975,768

End of period	$11,325,597,262	$10,282,203,043

SEE NOTES TO FINANCIAL STATEMENTS.

A228

PSF STOCK INDEX PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$169.44		$144.12	$115.63	$91.83	$112.45	$87.66

Income (Loss) From Investment Operations:
Net investment income (loss)	0.88		1.61	1.54	1.44	1.29	1.06
Net realized and unrealized gain (loss) on investment transactions	16.15		23.71	26.95	22.36	(21.91)	23.73

Total from investment operations	17.03		25.32	28.49	23.80	(20.62)	24.79

Net Asset Value, end of period	$186.47		$169.44	$144.12	$115.63	$91.83	$112.45

Total Return(b)	10.05%		17.56%	24.65%	25.92%	(18.34)%	28.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,237		$10,205	$8,708	$7,372	$5,880	$7,244
Average net assets (in millions)	$10,524		$9,191	$8,378	$6,589	$6,252	$6,427
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25	%(d)	0.25%	0.27%	0.29%	0.29%	0.29%
Expenses before waivers and/or expense reimbursement	0.28	%(d)	0.28%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	1.01	%(d)	1.05%	1.17%	1.40%	1.32%	1.06%
Portfolio turnover rate(e)	1%		2%	3%	3%	3%	2%

Class III
	Six Months Ended June 30,		Year Ended December 31,				April 26, 2021(f) through December 31, 2021
	2026		2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$167.47		$142.80	$114.86	$91.45	$112.26	$97.90

Income (Loss) From Investment Operations:
Net investment income (loss)	0.65		1.22	1.20	1.18	1.06	0.54
Net realized and unrealized gain (loss) on investment transactions	15.95		23.45	26.74	22.23	(21.87)	13.82

Total from investment operations	16.60		24.67	27.94	23.41	(20.81)	14.36

Net Asset Value, end of period	$184.07		$167.47	$142.80	$114.86	$91.45	$112.26

Total Return(b)	9.91%		17.27%	24.33%	25.60%	(18.54)%	14.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$88		$77	$57	$40	$25	$17
Average net assets (in millions)	$82		$65	$49	$32	$21	$7
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.50	%(d)	0.50%	0.52%	0.54%	0.54%	0.54	%(g)
Expenses before waivers and/or expense reimbursement	0.53	%(d)	0.53%	0.54%	0.54%	0.54%	0.54	%(g)
Net investment income (loss)	0.76	%(d)	0.80%	0.91%	1.15%	1.09%	0.74	%(g)
Portfolio turnover rate(e)	1%		2%	3%	3%	3%	2%
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A229

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

1. Organization

The Prudential Series Fund (“Series Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is currently composed of 14 Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains to the 14 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for PSF PGIM Ballast Portfolio, which is non-diversified for purposes of the 1940 Act.

The PSF PGIM Government Money Market Portfolio seeks to maintain a stable $10.00 net asset value (“NAV”). The Series Fund’s Board of Trustees (the “Board”) has determined that the PSF PGIM Government Money Market Portfolio, as a “government money market fund,” is not subject to liquidity fees. The Board has reserved its ability to change this determination with respect to liquidity fees, but such change would become effective only after providing appropriate prior notice to shareholders.

The Portfolios have the following investment objectives:

Portfolio	Investment Objective

PSF Global Portfolio	Long-term growth of capital.

PSF PGIM 50/50 Balanced Portfolio	Total investment return consistent with a conservatively managed diversified portfolio.

PSF PGIM Ballast Portfolio	Long-term capital growth with reduced volatility compared to equity market.

PSF PGIM Flexible Managed Portfolio	Total return consistent with an aggressively managed diversified portfolio.

PSF PGIM Government Money Market Portfolio	Maximum current income consistent with the stability of capital and maintenance of liquidity.

PSF PGIM High Yield Bond Portfolio	High total return.

PSF PGIM Jennison Blend Portfolio	Long-term growth of capital.

PSF PGIM Jennison Growth Portfolio	Long-term growth of capital.

PSF PGIM Jennison Value Portfolio	Capital appreciation.

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	Capital appreciation.

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	Capital appreciation.

B1

Portfolio	Investment Objective

PSF PGIM Total Return Bond Portfolio	High level of income over a longer term while providing reasonable safety of capital.

PSF Small-Cap Stock Index Portfolio	Long-term growth of capital.

PSF Stock Index Portfolio	Achieve investment results that generally correspond to the performance of publicly traded common stocks.

2. Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.The following is a summary of significant accounting policies followed by the Series Fund in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where

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the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Portfolios’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

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Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: Certain Funds invested in bond forward contracts which are primarily used to hedge their exposure to interest rate fluctuations. These transactions involve a commitment by the Fund to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.Across currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

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Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of

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Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the

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Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the Portfolios securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial

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sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the Code) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Series Fund, on behalf of the Portfolios, has entered into investment management agreements with the Manager which provide that the Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)

PSF Global Portfolio	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.)

PSF PGIM 50/50 Balanced Portfolio	PGIM Credit (an investment group of PGIM, Inc.) Effective April 8, 2026, PGIM Fixed Income and PGIM Private Credit (formerly known as PGIM Private Capital) were combined and renamed PGIM Credit; PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions

PSF PGIM Ballast Portfolio	PGIM Quantitative Solutions

PSF PGIM Flexible Managed Portfolio	PGIM Credit; PGIM Limited; PGIM Quantitative Solutions

B9

Portfolio	Subadviser(s)

PSF PGIM Government Money Market Portfolio	PGIM Credit

PSF PGIM High Yield Bond Portfolio	PGIM Credit; PGIM Limited

PSF PGIM Jennison Blend Portfolio	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)

PSF PGIM Jennison Growth Portfolio	Jennison

PSF PGIM Jennison Value Portfolio	Jennison

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	PGIM Quantitative Solutions

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	PGIM Quantitative Solutions

PSF PGIM Total Return Bond Portfolio	PGIM Credit; PGIM Limited

PSF Small-Cap Stock Index Portfolio	PGIM Quantitative Solutions

PSF Stock Index Portfolio	PGIM Quantitative Solutions

The Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Manager, under the agreements, are reflected in the Statement of Operations.

The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive in all cases of distribution and/or service (12b-1) fees, administration fees, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable

PSF Global Portfolio	0.75%	0.48%

PSF PGIM 50/50 Balanced Portfolio	0.55	0.55

PSF PGIM Ballast Portfolio	0.60	—	#

PSF PGIM Flexible Managed Portfolio	0.60	0.60

PSF PGIM Government Money Market Portfolio	0.30	0.30

PSF PGIM High Yield Bond Portfolio	0.55	0.51

PSF PGIM Jennison Blend Portfolio	0.45	0.44

PSF PGIM Jennison Growth Portfolio	0.60	0.58

PSF PGIM Jennison Value Portfolio	0.40	0.40

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	0.50	—	#

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	0.50	—	#

PSF PGIM Total Return Bond Portfolio	0.40	0.40

PSF Small-Cap Stock Index Portfolio	0.35	0.35
PSF Stock Index Portfolio	0.30% up to $4 billion 0.25% over $ 4 billion	0.24

B10

Portfolio	Fee Waivers and/or Expense Limitations***

PSF Global Portfolio*	contractually limited expenses to 0.705% through June 30, 2026; effective July 1, 2026, contractually limit expenses to 0.73% through June 30, 2027

PSF PGIM Ballast Portfolio	contractually limit expenses to 0.70% through June 30, 2027

PSF PGIM High Yield Bond Portfolio	contractually limit expenses to 0.57% through June 30, 2027

PSF PGIM Jennison Blend Portfolio	contractually waive 0.012% through June 30, 2027

PSF PGIM Jennison Growth Portfolio	contractually waive 0.015% through June 30, 2027

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio**	contractually limit expenses to 0.60% through June 30, 2027
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio**	contractually limit expenses to 0.60% through June 30, 2027
PSF Small-Cap Stock Index Portfolio	effective July 1, 2026, voluntarily limit expenses to 0.38%
PSF Stock Index Portfolio	voluntarily waive 0.03%

#	The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

*

The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other affiliated funds to the Portfolio due to the Portfolio’s investment in any such affiliated funds.

**	The Manager has contractually agreed to waive a portion of its investment management fee equal to the amount of acquired expenses as a result of investment in the affiliated Underlying ETFs.

***

For PSF PGIM 50/50 Balanced Portfolio, PSF PGIM Flexible Managed Portfolio and PSF PGIM Total Return Bond Portfolio, the Manager has contractually agreed to waive a portion of its investment management fee equal to the amount of the unitary management fee received from the affiliated ETFs due to Portfolios’ investments in any such affiliated ETFs.

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I, Class II and Class III shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II and Class III shares pursuant to a plan of distribution (the “Class II Plan” and “Class III Plan”, together, the Plans), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Plans, the Class II and Class III shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II and Class III shares.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the year ended June 30, 2026, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
PSF PGIM Jennison Growth Portfolio	$28,242
PSF PGIM Jennison Value Portfolio	20,310

B11

PIMS, PGIM Investments, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2026, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Series Fund’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2026 Payments

PSF Global Portfolio	$58,619

PSF PGIM 50/50 Balanced Portfolio	7,187
PSF PGIM Flexible Managed Portfolio	11,371
PSF PGIM High Yield Bond Portfolio	305

B12

Portfolio	2026 Payments

PSF PGIM Jennison Blend Portfolio	$1,177

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2026 Payments

PSF Global Portfolio	$78,027

PSF PGIM 50/50 Balanced Portfolio	7,615
PSF PGIM Flexible Managed Portfolio	15,067

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2026, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales

PSF Global Portfolio	$477,391,180	$487,997,939

PSF PGIM 50/50 Balanced Portfolio	722,215,837	916,843,197

PSF PGIM Ballast Portfolio	1,983,532	1,465,499

PSF PGIM Flexible Managed Portfolio	2,936,411,172	3,285,030,602

PSF PGIM Government Money Market Portfolio	—	—

PSF PGIM High Yield Bond Portfolio	144,399,125	154,518,145

PSF PGIM Jennison Blend Portfolio	4,029,232,364	4,354,796,621

PSF PGIM Jennison Growth Portfolio	547,439,758	717,377,913

PSF PGIM Jennison Value Portfolio	421,583,384	575,081,677

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	1,396,934	61,672

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	675,925	21,541

PSF PGIM Total Return Bond Portfolio	1,006,279,168	1,329,515,728

PSF Small-Cap Stock Index Portfolio	206,582,833	217,336,651

PSF Stock Index Portfolio	149,818,962	114,606,631

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2026, is presented as follows:

PSF Global Portfolio

Value, Beginning of Perod	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Jennison International Opportunities Fund (Class R6)

$ 39,627,210	$ 4,600,000	$ 2,900,000	$ 7,008,836	$ (4,038)	$ 48,332,008	1,184,608	$—	$—

PGIM Quant Solutions International Equity Fund (Class R6)

51,522,436	2,549,999	14,400,000	5,966,861	2,224,082	47,863,378	4,277,335	—	—

PSF PGIM Jennison Growth Portfolio*

103,103,357	18,300,000	23,100,000	2,897,603	2,122,449	103,323,409	462,359	—	—

PSF PGIM Jennison Value Portfolio*

99,715,501	1,650,000	14,400,000	12,663,623	2,996,432	102,625,556	1,229,490	—	—

PSF Small-Cap Stock Index Portfolio*

23,945,232	1,650,000	2,400,000	5,396,292	265,593	28,857,117	348,769	—	—

$317,913,736	$ 28,749,999	$ 57,200,000	$33,933,215	$7,604,518	$331,001,468		$—	$—

B13

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)

$ 20,820,527	$ 96,702,687	$99,488,658	$—	$—	$18,034,556	18,034,556	$304,568		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.846%)(b)(wa)
12,352,451	202,090,848	196,440,692	738	(1,448)	18,001,897	18,014,507	19,161	(1)	—

$ 33,172,978	$298,793,535	$295,929,350	$738	$(1,448)	$36,036,453		$323,729		$—

$351,086,714	$327,543,534	$353,129,350	$33,933,953	$7,603,070	$367,037,921		$323,729		$—

PSF PGIM 50/50 Balanced Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF

$ 53,923,675	$—	$54,132,125	$105,207	$103,243	$—	—	$203,292		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wa)

316,409,186	562,214,472	573,829,143	—	—	304,794,515	304,794,515	5,719,729		—

PGIM Institutional Money Market Fund (7-day effective yield 3.846%)(b)(wa)

44,482,190	262,715,958	267,056,098	(1,674)	(6,534)	40,133,842	40,161,955	36,681	(1)	—

$360,891,376	$824,930,430	$840,885,241	$(1,674)	$(6,534)	$344,928,357		$5,756,410		$—

$414,815,051	$824,930,430	$895,017,366	$103,533	$96,709	$344,928,357		$5,959,702		$—

PSF PGIM Ballast Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)
$700,051	$2,188,952	$1,136,389	$—	$—	$1,752,614	1,752,614	$29,646	$—

PSF PGIM Flexible Managed Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

PGIM AAA CLO ETF
$ 62,997,105	$—	$63,240,630	$126,075	$117,450	$—	—	$237,499		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wa)
$293,844,746	$959,893,807	$990,164,188	$ —	$ —	$263,574,365	263,574,365	$5,546,554		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.846%)(b)(wa)
98,981,596	823,703,884	833,402,033	(69)	(14,877)	89,268,501	89,331,033	69,667	(1)	—

$392,826,342	$1,783,597,691	$1,823,566,221	$ (69)	$ (14,877)	$352,842,866		$5,616,221		$—

$455,823,447	$1,783,597,691	$1,886,806,851	$126,006	$102,573	$352,842,866		$5,853,720		$—

B14

PSF PGIM High Yield Bond Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)
$ 9,894,458	$114,446,879	$118,889,668	$—	$—	$5,451,669	5,451,669	$167,314		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.846%)(b)(wb)
21,871,976	60,856,613	50,009,758	(3,661)	1,857	32,717,027	32,739,945	30,077	(1)	—

$31,766,434	$175,303,492	$168,899,426	$(3,661)	$1,857	$38,168,696		$197,391		$—

PSF PGIM Jennison Blend Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)
$ 55,056,317	$506,076,455	$500,031,211	$—	$—	$61,101,561	61,101,561	$954,782		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.846%)(b)(wb)
250,334,478	2,540,788,664	2,411,285,845	11,829	(69,903)	379,779,223	380,045,255	170,442	(1)	—

$305,390,795	$3,046,865,119	$2,911,317,056	$11,829	$(69,903)	$440,880,784		$1,125,224		$—

PSF PGIM Jennison Growth Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)
$35,971,281	$370,890,699	$401,187,676	$—	$—	$5,674,304	5,674,304	$504,273		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.846%)(b)(wb)
37,960,670	678,673,408	617,497,834	225	(5,484)	99,130,985	99,200,425	18,782	(1)	—

$73,931,951	$1,049,564,107	$1,018,685,510	$225	$(5,484)	$104,805,289		$523,055		$—

PSF PGIM Jennison Value Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)
$17,683,140	$239,313,724	$152,491,569	$—	$—	$104,505,295	104,505,295	$374,503		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.846%)(b)(wb)
80,139,378	1,038,882,651	1,064,895,277	989	100	54,127,841	54,165,758	103,862	(1)	—

$97,822,518	$1,278,196,375	$1,217,386,846	$989	$100	$158,633,136		$478,365		$—

B15

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Exchange - Traded Funds(wa):

PGIM S&P 500 Buffer 12 ETF - January*
$ 41,621	$ 116,468	$ 5,244	$ 5,738	$ (17)	$ 158,566	4,567	$ —	$—

PGIM S&P 500 Buffer 12 ETF - February*
41,513	116,139	5,207	5,991	(17)	158,419	4,658	—	—

PGIM S&P 500 Buffer 12 ETF - March*
41,526	115,762	5,161	6,514	(11)	158,630	4,613	—	—

PGIM S&P 500 Buffer 12 ETF - April*
41,577	114,113	5,110	7,771	1	158,352	4,865	—	—

PGIM S&P 500 Buffer 12 ETF - May*
41,579	117,521	4,970	4,558	2	158,690	4,886	—	—

PGIM S&P 500 Buffer 12 ETF - June*
41,575	119,135	4,976	3,125	(15)	158,844	5,014	—	—

PGIM S&P 500 Buffer 12 ETF - July*
41,478	116,590	4,986	5,292	(21)	158,353	4,853	—	—

PGIM S&P 500 Buffer 12 ETF - August*
41,474	116,393	5,204	5,859	(19)	158,503	4,793	—	—

PGIM S&P 500 Buffer 12 ETF - September*
41,471	116,413	5,151	5,795	(20)	158,508	4,876	—	—

PGIM S&P 500 Buffer 12 ETF - October*
41,458	116,091	5,064	6,168	(14)	158,639	4,908	—	—

PGIM S&P 500 Buffer 12 ETF - November*
41,433	116,090	5,317	6,495	(17)	158,684	4,876	—	—

PGIM S&P 500 Buffer 12 ETF - December*
41,461	116,220	5,282	6,164	(18)	158,545	4,880	—	—

$498,166	$1,396,935	$ 61,672	$69,470	$(166)	$1,902,733		$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)
$ 1,090	$1,243,171	$1,045,553	$ —	$ —	$ 198,708	198,708	$260	$—

$499,256	$2,640,106	$1,107,225	$69,470	$(166)	$2,101,441		$260	$—

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM S&P 500 Buffer 20 ETF - January*
$ 48,482	$ 56,388	$ 1,837	$ 3,508	$ (3)	$ 106,538	3,300	$ —	$—

PGIM S&P 500 Buffer 20 ETF - February*
48,403	56,334	2,006	3,684	(2)	106,413	3,334	—	—

PGIM S&P 500 Buffer 20 ETF - March*
48,464	56,013	1,894	3,840	(1)	106,422	3,316	—	—

B16

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM S&P 500 Buffer 20 ETF - April*
$ 48,446	$ 54,951	$ 1,701	$ 4,779	$ (1)	$ 106,474	3,433	$ —	$—

PGIM S&P 500 Buffer 20 ETF - May
48,414	57,113	1,442	2,887	—	106,972	3,431	—	—

PGIM S&P 500 Buffer 20 ETF - June*
48,402	57,965	1,898	2,056	(4)	106,521	3,454	—	—

PGIM S&P 500 Buffer 20 ETF - July*
48,368	55,990	1,318	3,284	(1)	106,323	3,398	—	—

PGIM S&P 500 Buffer 20 ETF - August*
48,324	56,265	1,880	3,711	(1)	106,419	3,387	—	—

PGIM S&P 500 Buffer 20 ETF - September*
48,375	56,219	1,848	3,679	(1)	106,424	3,447	—	—

PGIM S&P 500 Buffer 20 ETF - October*
48,340	56,230	1,495	3,875	(1)	106,949	3,490	—	—

PGIM S&P 500 Buffer 20 ETF - November*

48,309	56,071	2,125	4,210	(5)	106,460	3,436	—	—

PGIM S&P 500 Buffer 20 ETF - December*
48,272	56,386	2,097	3,875	(3)	106,433	3,439	—	—
$580,599	$ 675,925	$ 21,541	$ 43,388	$(23)	$1,278,348		$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)
$ 6,206	$ 581,119	$582,220	$ —	$ —	$ 5,105	5,105	$163	$—

$586,805	$1,257,044	$603,761	$43,388	$(23)	$1,283,453		$163	$—

PSF PGIM Total Return Bond Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

PGIM AAA CLO ETF
$ 85,070,839	$ —	$ 85,399,695	$159,315	$169,541	$ —	—	$ 320,717	$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wa)
$ 61,422,088	$571,234,896	$623,742,758	$ —	$ —	$ 8,914,226	8,914,226	$ 724,487	$—

PGIM Institutional Money Market Fund (7-day effective yield 3.846%)(b)(wa)

18,737,148	95,828,329	96,674,683	(1,189)	(3,517)	17,886,088	17,898,617	26,755 (1)	—

$ 80,159,236	$667,063,225	$720,417,441	$ (1,189)	$ (3,517)	$26,800,314		$ 751,242	$—

$165,230,075	$667,063,225	$805,817,136	$158,126	$166,024	$26,800,314		$1,071,959	$—

B17

PSF Small-Cap Stock Index Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)
$ 10,000,247	$ 65,648,647	$ 69,652,506	$ —	$ —	$ 5,996,388	5,996,388	$165,769		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.846%)(b)(wb)

400,028,828	826,685,280	554,766,560	(16,355)	(19,695)	671,911,498	672,382,165	350,931	(1)	—

$410,029,075	$892,333,927	$624,419,066	$(16,355)	$(19,695)	$677,907,886		$516,700		$—

PSF Stock Index Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wb)
$215,499,249	$ 242,744,956	$ 208,514,977	$ —	$ —	$249,729,228	249,729,228	$4,385,993		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.846%)(b)(wb)

333,076,795	1,534,244,005	1,530,713,031	(12,088)	(27,027)	336,568,654	336,804,418	249,477	(1)	—

$548,576,044	$1,776,988,961	$1,739,228,008	$(12,088)	$(27,027)	$586,297,882		$4,635,470		$—

*	Non-income producing security.
(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2025 are subject to such review.

7. Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the PSF PGIM Government Money Market Portfolio), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/26/2025 - 9/24/2026

Total Commitment	$ 1,200,000,000

B18

SCA

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios indicated below utilized the SCA during the reporting period ended June 30, 2026. The average balance outstanding is for the number of days the Portfolios utilized the SCA.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2026

PSF Global Portfolio	$2,245,000	4.66%	1	$2,245,000	$—

PSF PGIM Jennison Growth Portfolio	1,466,000	4.75	1	1,466,000	—

PSF PGIM Jennison Value Portfolio	4,030,250	4.75	4	5,154,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios. The Portfolios offer Class I shares and certain Portfolios offer Class II and/or Class III shares. All share classes are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I and Class III shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolios through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Portfolios to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2026, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
PSF Global Portfolio–Class I	13,515,650	100.0%
PSF Global Portfolio–Class III	29,103	100.0
PSF PGIM 50/50 Balanced Portfolio–Class I	55,088,597	100.0
PSF PGIM 50/50 Balanced Portfolio–Class III	259,545	100.0
PSF PGIM Ballast Portfolio–Class I	567,924	100.0
PSF PGIM Flexible Managed Portfolio–Class I	84,746,561	100.0
PSF PGIM Flexible Managed Portfolio–Class III	2,779,426	100.0
PSF PGIM Government Money Market Portfolio–Class I	91,813,662	99.9
PSF PGIM Government Money Market Portfolio–Class III	37,091,595	91.0
PSF PGIM High Yield Bond Portfolio–Class I	84,495,776	99.9
PSF PGIM High Yield Bond Portfolio–Class III	2,189,692	100.0
PSF PGIM Jennison Blend Portfolio–Class I	51,478,924	100.0
PSF PGIM Jennison Blend Portfolio–Class III	160,452	100.0

B19

Portfolio	Number of Shares	Percentage of Outstanding Shares
PSF PGIM Jennison Growth Portfolio–Class I	21,132,830	100.0%
PSF PGIM Jennison Growth Portfolio–Class III	100,731	100.0
PSF PGIM Jennison Value Portfolio–Class I	27,349,572	100.0
PSF PGIM Jennison Value Portfolio–Class III	118,472	100.0
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio–Class III	163,825	100.0
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio–Class III	114,026	100.0
PSF PGIM Total Return Bond Portfolio–Class I	152,263,102	99.3
PSF PGIM Total Return Bond Portfolio–Class III	1,900,617	100.0
PSF Small-Cap Stock Index Portfolio–Class I	18,999,010	100.0
PSF Small-Cap Stock Index Portfolio–Class III	243,367	100.0
PSF Stock Index Portfolio–Class I	60,263,758	100.0
PSF Stock Index Portfolio–Class III	479,497	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PSF Global Portfolio	2	95.4%
PSF PGIM 50/50 Balanced Portfolio	3	100.0
PSF PGIM Ballast Portfolio	1	99.9
PSF PGIM Flexible Managed Portfolio	3	100.0
PSF PGIM Government Money Market Portfolio	3	97.2
PSF PGIM High Yield Bond Portfolio	4	92.6
PSF PGIM Jennison Blend Portfolio	3	98.3
PSF PGIM Jennison Growth Portfolio	3	97.5
PSF PGIM Jennison Value Portfolio	2	90.0
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	2	100.0
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	2	100.0
PSF PGIM Total Return Bond Portfolio	3	99.3
PSF Small-Cap Stock Index Portfolio	3	98.2
PSF Stock Index Portfolio	3	100.0
Unaffiliated:
PSF Global Portfolio	—	—
PSF PGIM 50/50 Balanced Portfolio	—	—
PSF PGIM Ballast Portfolio	—	—
PSF PGIM Flexible Managed Portfolio	—	—
PSF PGIM Government Money Market Portfolio	—	—
PSF PGIM High Yield Bond Portfolio	—	—
PSF PGIM Jennison Blend Portfolio	—	—
PSF PGIM Jennison Growth Portfolio	—	—
PSF PGIM Jennison Value Portfolio	—	—
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	—	—
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	—	—
PSF PGIM Total Return Bond Portfolio	—	—
PSF Small-Cap Stock Index Portfolio	—	—
PSF Stock Index Portfolio	—	—

B20

Transactions in shares of beneficial interest of the Portfolios were as follows:

PSF Global Portfolio

Share Class	Shares	Amount

Class I
Six months ended June 30, 2026:
Portfolio shares sold	307,032	$24,474,225
Portfolio shares purchased	(544,939)	(44,369,758)

Net increase (decrease) in shares outstanding	(237,907)	$(19,895,533)

Year ended December 31, 2025:
Portfolio shares sold	368,664	$25,543,680
Portfolio shares purchased	(1,160,583)	(79,721,278)

Net increase (decrease) in shares outstanding	(791,919)	$(54,177,598)

Class III
Six months ended June 30, 2026:
Portfolio shares sold	5,333	$419,352
Portfolio shares purchased	(839)	(67,032)

Net increase (decrease) in shares outstanding	4,494	$352,320

Year ended December 31, 2025:
Portfolio shares sold	9,064	$615,163
Portfolio shares purchased	(5,727)	(417,222)

Net increase (decrease) in shares outstanding	3,337	$197,941

PSF PGIM 50/50 Balanced Portfolio

Share Class	Shares	Amount

Class I
Six months ended June 30, 2026:
Portfolio shares sold	114,939	$5,817,721
Portfolio shares purchased	(2,087,006)	(105,175,385)

Net increase (decrease) in shares outstanding	(1,972,067)	$(99,357,664)

Year ended December 31, 2025:
Portfolio shares sold	446,659	$20,608,462
Portfolio shares purchased	(3,917,303)	(180,754,634)

Net increase (decrease) in shares outstanding	(3,470,644)	$(160,146,172)

Class III

Six months ended June 30, 2026:
Portfolio shares sold	34,217	$1,716,213
Portfolio shares purchased	(14,067)	(698,711)

Net increase (decrease) in shares outstanding	20,150	$1,017,502

Year ended December 31, 2025:
Portfolio shares sold	52,070	$2,405,875
Portfolio shares purchased	(31,783)	(1,434,373)

Net increase (decrease) in shares outstanding	20,287	$971,502

B21

PSF PGIM Ballast Portfolio

Share Class	Shares	Amount

Class I

Six months ended June 30, 2026:
Portfolio shares sold	65,789	$734,195
Portfolio shares purchased	(2,990)	(33,915)

Net increase (decrease) in shares outstanding	62,799	$700,280

Period ended December 31, 2025*:
Portfolio shares sold	505,280	$5,057,979
Portfolio shares purchased	(155)	(1,694)
Net increase (decrease) in shares outstanding	505,125	$5,056,285

*	Commencement of operations was June 18, 2025.

PSF PGIM Flexible Managed Portfolio

Share Class	Shares	Amount

Class I
Six months ended June 30, 2026:
Portfolio shares sold	103,570	$6,146,021
Portfolio shares purchased	(3,112,245)	(184,561,049)
Net increase (decrease) in shares outstanding	(3,008,675)	$(178,415,028)

Year ended December 31, 2025:
Portfolio shares sold	213,424	$11,689,497
Portfolio shares purchased	(5,985,222)	(320,733,770)
Net increase (decrease) in shares outstanding	(5,771,798)	$(309,044,273)

Class III
Six months ended June 30, 2026:
Portfolio shares sold	12,872	$751,481
Portfolio shares purchased	(327,034)	(19,163,934)
Net increase (decrease) in shares outstanding	(314,162)	$(18,412,453)

Year ended December 31, 2025:
Portfolio shares sold	15,966	$866,712
Portfolio shares purchased	(993,452)	(52,236,967)
Net increase (decrease) in shares outstanding	(977,486)	$(51,370,255)

PSF PGIM Government Money Market Portfolio

Share Class	Shares	Amount

Class I
Six months ended June 30, 2026:
Portfolio shares sold	63,253,247	$632,532,469
Shares issued in reinvestment of dividends and distributions	1,713,052	17,130,518
Portfolio shares purchased	(76,749,346)	(767,493,459)
Net increase (decrease) in shares outstanding	(11,783,047)	$(117,830,472)

Year ended December 31, 2025:

B22

Share Class	Shares	Amount
Portfolio shares sold	154,206,166	$1,542,061,662
Shares issued in reinvestment of dividends and distributions	4,319,825	43,198,250
Portfolio shares purchased	(159,277,186)	(1,592,771,858)
Net increase (decrease) in shares outstanding	(751,195)	$(7,511,946)

Class III
Six months ended June 30, 2026:
Portfolio shares sold	16,301,699	$163,016,984
Shares issued in reinvestment of dividends and distributions	630,017	6,300,173
Portfolio shares purchased	(16,515,002)	(165,150,020)
Net increase (decrease) in shares outstanding	416,714	$4,167,137

Year ended December 31, 2025:
Portfolio shares sold	33,565,526	$335,655,263
Shares issued in reinvestment of dividends and distributions	1,336,629	13,366,292
Portfolio shares purchased	(27,690,457)	(276,904,572)
Net increase (decrease) in shares outstanding	7,211,698	$72,116,983

PSF PGIM High Yield Bond Portfolio

Share Class	Shares	Amount

Class I
Six months ended June 30, 2026:
Portfolio shares sold	7,826,813	$62,329,944
Portfolio shares purchased	(8,600,667)	(67,951,221)
Net increase (decrease) in shares outstanding	(773,854)	$(5,621,277)

Year ended December 31, 2025:
Portfolio shares sold	35,297,847	$264,164,644
Portfolio shares purchased	(47,462,342)	(354,232,914)
Net increase (decrease) in shares outstanding	(12,164,495)	$(90,068,270)

Class III
Six months ended June 30, 2026:
Portfolio shares sold	147,934	$1,157,336
Portfolio shares purchased	(214,228)	(1,678,981)
Net increase (decrease) in shares outstanding	(66,294)	$(521,645)

Year ended December 31, 2025:
Portfolio shares sold	511,516	$3,770,455
Portfolio shares purchased	(341,955)	(2,545,929)
Net increase (decrease) in shares outstanding	169,561	$1,224,526

PSF PGIM Jennison Blend Portfolio

Share Class	Shares	Amount

Class I
Six months ended June 30, 2026:
Portfolio shares sold	28,980	$4,330,388

B23

Share Class	Shares	Amount
Portfolio shares purchased	(2,329,808)	(351,013,477)
Net increase (decrease) in shares outstanding	(2,300,828)	$(346,683,089)

Year ended December 31, 2025:
Portfolio shares sold	42,374	$5,676,035
Shares issued in merger	3,901,432	436,063,063
Portfolio shares purchased	(4,517,126)	(593,874,172)
Net increase (decrease) in shares outstanding	(573,320)	$(152,135,074)

Class II
Six months ended June 30, 2026:
Portfolio shares sold	7,888	$1,130,484
Portfolio shares purchased	(31,800)	(4,636,083)
Net increase (decrease) in shares outstanding	(23,912)	$(3,505,599)

Year ended December 31, 2025:
Portfolio shares sold	24,144	$2,857,885
Shares issued in merger	115,096	12,378,593
Portfolio shares purchased	(91,358)	(11,782,723)
Net increase (decrease) in shares outstanding	47,882	$3,453,755

Class III
Six months ended June 30, 2026:
Portfolio shares sold	2,141	$308,320
Portfolio shares purchased	(23,243)	(3,469,683)
Net increase (decrease) in shares outstanding	(21,102)	$(3,161,363)

Year ended December 31, 2025:
Portfolio shares sold	13,905	$1,779,163
Shares issued in merger	161,299	17,850,964
Portfolio shares purchased	(23,399)	(3,087,546)
Net increase (decrease) in shares outstanding	151,805	$16,542,581

PSF PGIM Jennison Growth Portfolio

Share Class	Shares	Amount

Class I
Six months ended June 30, 2026:
Portfolio shares sold	174,389	$36,883,603
Portfolio shares purchased	(900,571)	(188,254,130)
Net increase (decrease) in shares outstanding	(726,182)	$(151,370,527)

Year ended December 31, 2025:
Portfolio shares sold	722,777	$128,283,895
Shares issued in merger	2,358,690	383,216,419
Portfolio shares purchased	(1,596,971)	(311,523,385)
Net increase (decrease) in shares outstanding	1,484,496	$199,976,929

Class II
Six months ended June 30, 2026:
Portfolio shares sold	1,105	$213,545

B24

Share Class	Shares	Amount
Portfolio shares purchased	(7,379)	$(1,394,708)
Net increase (decrease) in shares outstanding	(6,274)	$(1,181,163)

Year ended December 31, 2025:
Portfolio shares sold	2,734	$464,808
Shares issued in merger	405	61,519
Portfolio shares purchased	(9,958)	(1,824,069)
Net increase (decrease) in shares outstanding	(6,819)	$(1,297,742)

Class III
Six months ended June 30, 2026:
Portfolio shares sold	6,971	$1,452,339
Portfolio shares purchased	(12,489)	(2,589,595)
Net increase (decrease) in shares outstanding	(5,518)	$(1,137,256)

Year ended December 31, 2025:
Portfolio shares sold	22,067	$4,217,138
Shares issued in merger	18,076	2,907,749
Portfolio shares purchased	(22,145)	(4,219,535)
Net increase (decrease) in shares outstanding	17,998	$2,905,352

PSF PGIM Jennison Value Portfolio

Share Class	Shares	Amount

Class I
Six months ended June 30, 2026:
Portfolio shares sold	198,715	$14,927,144
Portfolio shares purchased	(1,279,696)	(97,639,767)
Net increase (decrease) in shares outstanding	(1,080,981)	$(82,712,623)

Year ended December 31, 2025:
Portfolio shares sold	1,826,603	$109,349,684
Portfolio shares purchased	(2,407,015)	(156,010,022)
Net increase (decrease) in shares outstanding	(580,412)	$(46,660,338)

Class II
Six months ended June 30, 2026:
Portfolio shares sold	76	$5,766
Portfolio shares purchased	(7,662)	(551,955)
Net increase (decrease) in shares outstanding	(7,586)	$(546,189)

Year ended December 31, 2025:
Portfolio shares sold	1,325	$83,756
Portfolio shares purchased	(20,773)	(1,252,226)
Net increase (decrease) in shares outstanding	(19,448)	$(1,168,470)

Class III
Six months ended June 30, 2026:
Portfolio shares sold	10,510	$793,293
Portfolio shares purchased	(12,011)	(932,579)
Net increase (decrease) in shares outstanding	(1,501)	$(139,286)

B25

Share Class	Shares	Amount
Year ended December 31, 2025:
Portfolio shares sold	45,142	$2,856,337
Portfolio shares purchased	(14,577)	(947,843)
Net increase (decrease) in shares outstanding	30,565	$1,908,494

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio

Share Class	Shares	Amount

Class III
Six months ended June 30, 2026:
Portfolio shares sold	122,165	$1,373,946
Portfolio shares purchased	(5,749)	(65,107)
Net increase (decrease) in shares outstanding	116,416	$1,308,839

Period ended December 31, 2025*:
Portfolio shares sold	47,912	$494,365
Portfolio shares purchased	(503)	(5,392)
Net increase (decrease) in shares outstanding	47,409	$488,973

*	Commencement of operations was June 18, 2025.

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio

Share Class	Shares	Amount

Class III
Six months ended June 30, 2026:
Portfolio shares sold	58,834	$642,305
Portfolio shares purchased	(1,033)	(11,248)
Net increase (decrease) in shares outstanding	57,801	$631,057

Period ended December 31, 2025*:
Portfolio shares sold	61,024	$629,491
Portfolio shares purchased	(4,799)	(50,311)
Net increase (decrease) in shares outstanding	56,225	$579,180

*	Commencement of operations was June 18, 2025.

PSF PGIM Total Return Bond Portfolio

Share Class	Shares	Amount

Class I
Six months ended June 30, 2026:
Portfolio shares sold	3,514,339	$56,191,555
Portfolio shares purchased	(3,279,151)	(52,356,042)
Net increase (decrease) in shares outstanding	235,188	$3,835,513

Year ended December 31, 2025:
Portfolio shares sold	5,819,089	$89,322,916
Shares issued in merger	9,876,693	149,140,462

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Share Class	Shares	Amount
Portfolio shares purchased	(15,459,822)	(239,215,120)

Net increase (decrease) in shares outstanding	235,960	$(751,742)

Class III
Six months ended June 30, 2026:
Portfolio shares sold	283,554	$4,466,345
Portfolio shares purchased	(204,927)	(3,230,974)

Net increase (decrease) in shares outstanding	78,627	$1,235,371

Year ended December 31, 2025:
Portfolio shares sold	568,331	$8,620,938
Shares issued in merger	281,084	4,202,210
Portfolio shares purchased	(317,452)	(4,801,826)

Net increase (decrease) in shares outstanding	531,963	$8,021,322
PSF Small-Cap Stock Index Portfolio

Share Class	Shares	Amount

Class I
Six months ended June 30, 2026:
Portfolio shares sold	313,866	$22,841,274
Portfolio shares purchased	(673,800)	(49,651,670)

Net increase (decrease) in shares outstanding	(359,934)	$(26,810,396)

Year ended December 31, 2025:
Portfolio shares sold	989,976	$58,517,009
Portfolio shares purchased	(1,505,621)	(93,737,886)

Net increase (decrease) in shares outstanding	(515,645)	$(35,220,877)

Class III
Six months ended June 30, 2026:
Portfolio shares sold	28,577	$2,033,547
Portfolio shares purchased	(22,041)	(1,606,578)

Net increase (decrease) in shares outstanding	6,536	$426,969

Year ended December 31, 2025:
Portfolio shares sold	62,280	$3,823,992
Portfolio shares purchased	(33,939)	(2,049,727)

Net increase (decrease) in shares outstanding	28,341	$1,774,265
PSF Stock Index Portfolio

Share Class	Shares	Amount

Class I
Six months ended June 30, 2026:
Portfolio shares sold	1,324,135	$230,129,690
Portfolio shares purchased	(1,289,494)	(223,999,467)

Net increase (decrease) in shares outstanding	34,641	$6,130,223

Year ended December 31, 2025:

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Share Class	Shares	Amount
Portfolio shares sold	2,617,298	$401,971,366
Portfolio shares purchased	(2,807,908)	(426,924,049)
Net increase (decrease) in shares outstanding	(190,610)	$(24,952,683)

Class III
Six months ended June 30, 2026:
Portfolio shares sold	57,614	$9,640,591
Portfolio shares purchased	(37,393)	(6,428,498)
Net increase (decrease) in shares outstanding	20,221	$3,212,093

Year ended December 31, 2025:
Portfolio shares sold	101,730	$15,334,888
Portfolio shares purchased	(42,474)	(6,213,910)
Net increase (decrease) in shares outstanding	59,256	$9,120,978

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	PSF Global Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Ballast Portfolio	PSF PGIM Flexible Managed Portfolio	PSF PGIM Government Money Market Portfolio
Active Trading	–	–	X	–	–
Adjustable and Floating-Rate Securities	–	–	–	–	X
Asset-Backed and/or Mortgage-Backed Securities	–	X	–	X	–
Blend Style	X	–	–	X	–
Buffered Loss	–	–	–	–	–
Cap Change	–	–	–	–	–
Capped Upside	–	–	–	–	–
Collateralized Debt Obligations (CDO)	–	X	–	X	–
Counterparty	–	–	X	–	–
Covenant-Lite	–	–	–	–	–
Credit	–	X	–	X	X
Currency	–	X	–	X	–
Derivatives	–	X	X	X	–
Dollar Roll Transactions	–	–	–	–	–
Emerging Markets	–	–	–	–	–
Equity and Equity-Related Securities	–	X	–	X	–
Equity Securities	X	X	X	X	–
Exchange-Traded Funds (ETF)	X	–	X	–	–
Expense	X	X	–	X	X
Fixed Income Securities	–	X	X	X	X
FLEX Options	–	–	–	–	–
FLEX Options Trading	–	–	–	–	–
FLEX Options Valuation	–	–	–	–	–
Focus	X	–	–	–	–
Foreign Investment	X	X	–	X	–

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Risks	PSF Global Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Ballast Portfolio	PSF PGIM Flexible Managed Portfolio	PSF PGIM Government Money Market Portfolio
Fund of Funds	X	–	–	–
Futures and Forward Contracts	–	–	X	–
High Yield	–	X	–	X	–
Index Tracking	–	X	–	–	–
Interest Rate	–	X	X	X	X
Investment Program	–	–	X	–	–
Investment Style	X	–	–	–	–
Large Capitalization Companies	–	–	–	–	–
Large Company	X	X	–	X	–
Large Shareholder and Large Scale Redemption	–	–	X	–	–
Leverage	–	–	X	–	–
Liquidity and Valuation	X	X	X	X	–
Loan	–	X	–	X	–
Market and Management	X	X	X	X	X
Mid-Sized Company	X	–	–	X	–
New/Small Portfolio	–	–	X	–	–
Non-Diversification	–	–	X	–	–
Portfolio Turnover	–	–	–	X	–
Prepayment or Call	–	X	–	X	X
Quantitative Model	X	–	X	X	–
Real Estate	–	–	–	–	–
Regulatory	X	X	X	X	X
Reverse Repurchase Agreement	–	–	–	–	–
Short Sale	–	–	X	X	–
Small Sized Company	–	–	–	–	–
Target Outcome Period	–	–	–	–	–
Underlying ETF and SPY	–	–	–	–	–
US Government Securities	–	–	X	X	X
Yield	–	–	–	–	X

Risks	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio
Active Trading	–	–	–	–
Adjustable and Floating-Rate Securities	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	–	–
Blend Style	–	X	–	–
Buffered Loss	–	–	–	–
Cap Change	–	–	–	–
Capped Upside	–	–	–	–
Collateralized Debt Obligations (CDO)	X	–	–	–
Counterparty	–	–	–	–
Covenant-Lite	–	–	–	–
Credit	X	X	–	X

B29

Risks	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio
Currency	X	–	–	X
Derivatives	X	–	–	–
Dollar Roll Transactions	X	–	–	–
Emerging Markets	X	–	–	–
Equity and Equity-Related Securities	X	–	–	–
Equity Securities	–	X	X	X
Exchange-Traded Funds (ETF)	–	–	–	–
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
FLEX Options	–	–	–	–
FLEX Options Trading	–	–	–	–
FLEX Options Valuation	–	–	–	–
Focus	–	–	–	–
Foreign Investment	X	X	X	X
Fund of Funds	–	–	–	–
Futures and Forward Contracts	–	–	–	–
High Yield	X	X	X	–
Index Tracking	–	–	–	–
Interest Rate	X	X	–	X
Investment Program	–	–	–	–
Investment Style	–	–	X	X
Large Capitalization Companies	–	–	–	–
Large Company	–	X	X	X
Large Shareholder and Large Scale Redemption	–	–	–	–
Leverage	X	–	–	–
Liquidity and Valuation	X	–	X	X
Loan	X	–	–	–
Market and Management	X	X	X	X
Mid-Sized Company	–	X	–	–
New/Small Portfolio	–	–	–	–
Non-Diversification	–	–	–	–
Portfolio Turnover	–	–	–	–
Prepayment or Call	X	X	–	X
Quantitative Model	–	–	–	–
Real Estate	–	–	–	X
Regulatory	X	X	X	X
Reverse Repurchase Agreement	X	–	–	–
Short Sale	X	–	–	–
Small Sized Company	–	X	–	X
Target Outcome Period	–	–	–	–
Underlying ETF and SPY	–	–	–	–
US Government Securities	–	–	X	–
Yield	–	–	–	–

B30

Risks	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Active Trading	–	–	–	–	–
Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	X	–	–
Blend Style	–	–	–	–	–
Buffered Loss	X	X	–	–	–
Cap Change	X	X	–	–	–
Capped Upside	X	X	–	–	–
Collateralized Debt Obligations (CDO)	–	–	X	–	–
Counterparty	X	X	–	–	–
Covenant-Lite	–	–	X	–	–
Credit	–	–	X	–	–
Currency	–	–	X	–	–
Derivatives	–	–	X	–	–
Dollar Roll Transactions	–	–	X	–	–
Emerging Markets	–	–	–	–	–
Equity and Equity-Related Securities	X	X	X	–	–
Equity Securities	–	–	–	X	X
Exchange-Traded Funds (ETF)	X	X	–	–	–
Expense	–	–	X	X	X
Fixed Income Securities	–	–	X	–	–
FLEX Options	X	X	–	–	–
FLEX Options Trading	X	X	–	–	–
FLEX Options Valuation	X	X	–	–	–
Focus	–	–	–	–	–
Foreign Investment	–	–	X	–	–
Fund of Funds	–	–	–	–	–
Futures and Forward Contracts	–	–	–	–	–
High Yield	–	–	X	–	–
Index Tracking	–	–	–	X	X
Interest Rate	–	–	X	–	–
Investment Program	–	–	–	–	–
Investment Style	–	–	–	–	–
Large Capitalization Companies	X	X	–	–	–
Large Company	–	–	–	–	X
Large Shareholder and Large Scale Redemption	X	X	–	–	–
Leverage	–	–	X	–	–
Liquidity and Valuation	–	–	X	X	X
Loan	–	–	X	–	–
Market and Management	X	X	X	X	X
Mid-Sized Company	–	–	–	–	–
New/Small Portfolio	X	X	–	–	–
Non-Diversification	–	–	–	–	–

B31

Risks	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Portfolio Turnover	X	X	X	–	–
Prepayment or Call	–	–	X	–	–
Quantitative Model	–	–	–	–	–
Real Estate	–	–	–	–	–
Regulatory	–	–	X	X	X
Reverse Repurchase Agreement	–	–	X	–	–
Short Sale	–	–	X	–	–
Small Sized Company	–	–	–	X	–
Target Outcome Period	X	X	–	–	–
Underlying ETF and SPY	X	X	–	–	–
US Government Securities	–	–	–	–	–
Yield	–	–	–	–	–

Active Trading Risk: The Portfolio actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Adjustable and floating rate securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, adjustable and floating-rate securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Adjustable and floating-rate securities are also subject to credit risk, market risk, and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Buffered Loss Risk: There can be no guarantee that the Portfolio will provide downside protection against SPY losses. The buffer is only provided by the Underlying ETFs and the Portfolio itself does not provide any stated buffer against losses. The Portfolio likely will not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The

B32

Portfolio does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. Each Underlying ETF’s strategy seeks to deliver returns that match the price return of SPY (up to the cap), while limiting downside losses, if shares are bought on the first day of a Target Outcome Period and held until the end of that Target Outcome Period. To the extent the Portfolio acquires shares of the Underlying ETFs in connection with creations of new shares of the Portfolio and during each quarterly rebalancing, the Portfolio typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, to the extent the Portfolio disposes of shares of the Underlying ETFs in connection with redemptions of shares of the Portfolio and during each quarterly rebalancing, any such dispositions typically will not occur on the last day of a Target Outcome Period. In the event that the Portfolio acquires shares after the first day of a Target Outcome Period or disposes of shares prior to the end of a Target Outcome Period, the buffer that the Underlying ETF seeks to provide may not be available. If the Portfolio purchases Underlying ETF shares during a Target Outcome Period at a time when the Underlying ETF has decreased in value by 12% or 20% (as applicable) or more from the value of the Underlying ETF on the first day of the Target Outcome Period (the “Initial Underlying ETF Value”), the buffer protection received by the Portfolio from its investments in the Underlying ETF will essentially be zero (meaning the Portfolio can lose its entire investment). If the Portfolio purchases Underlying ETF shares at a time when the Underlying ETF has decreased in value by less than 12% or 20% (as applicable) from the Initial Underlying ETF Value, the Underlying ETF’s buffer protection received by the Portfolio from its investments in the Underlying ETF will be reduced by the difference between the Initial Underlying ETF Value and the NAV of the Underlying ETF on the date the Portfolio purchases the shares.

Cap Change Risk: A new cap for an Underlying ETF is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

Capped Upside Risk: Each Underlying ETF’s strategy seeks to provide returns that match the price return of SPY for shares acquired on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. Because the Portfolio will acquire shares of the Underlying ETFs in connection with creations of new shares of the Portfolio and during each quarterly rebalance, the Portfolio typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Portfolio will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Portfolio and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event that the Portfolio acquires Underlying ETF shares after the first day of a Target Outcome Period and the Underlying ETF has risen in value to a level near or at the cap (because the Portfolio’s potential gain will be limited to the difference between the Underlying ETF’s NAV on the date the Portfolio purchases Underlying ETF shares and the cap), there may be little or no ability for the Portfolio to experience an investment gain on those Underlying ETF shares; however, the Portfolio will remain vulnerable to downside risks. This could be true for all of the Underlying ETFs held by the Portfolio at a certain point in time severely limiting the Portfolio’s ability to participate in gains during that time. If SPY experiences gains during a Target Outcome Period, an Underlying ETF will not participate in those gains beyond the cap. If the Portfolio buys Underlying ETF shares when the price exceeds the cap, the Portfolio will not experience any gain in respect of those Underlying ETF shares regardless of the performance of SPY.

Collateralized Debt Obligations (CDO) Risk: The risks of an investment in a CDO, which can include collateralized loan obligations (CLOs), depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. Investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Portfolio may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Counterparty Risk: Underlying ETF transactions involving a counterparty (including derivatives) are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Underlying ETF. The Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Underlying ETF could suffer significant losses.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and

B33

declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Dollar Roll Transactions Risk: Dollar rolls involve the sale by a Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar—but not necessarily the same—security at a set price and date in the future. In a dollar roll, the Portfolio takes the risk that: (i) the market price of the mortgage-backed securities will drop below their future repurchase price; (ii) the securities that it repurchases at a later date will have less favorable market characteristics; (iii) the other party to the agreement will not be able to perform; (iv) the roll adds leverage to the Portfolio; and (v) the roll increases the Portfolio’s sensitivity to interest rate changes. In addition, investments in dollar rolls may increase the portfolio turnover rate of the Portfolio.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased

B34

liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: From time to time, the Portfolio may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. The value of a particular equity or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

FLEX Options Risk: The Underlying ETFs invest in FLEX Options. When an Underlying ETF purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Underlying ETF were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying ETF. To the extent that the Underlying ETF writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Underlying ETF, and, in turn, the Portfolio could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options, Underlying ETF shares, and, in turn, Portfolio shares and result in the Portfolio being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Underlying ETF’s counterparty is the OCC, rather than a bank or broker. Since the Underlying ETF is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Underlying ETF will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Underlying ETF will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in

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an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Underlying ETF with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Underlying ETF’s clearing member. There is a risk that the assets of the Underlying ETF might not be fully protected in the event of a clearing member’s default and the Underlying ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Therefore, the Underlying ETF could experience significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Underlying ETF.

FLEX Options Valuation Risk: The FLEX Options held by the Underlying ETFs will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the SPY. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the SPY. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the SPY’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by an Underlying ETF typically do not increase or decrease at the same rate as the SPY’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Underlying ETF’s NAV (and, in turn, the Portfolio’s NAV) may not increase or decrease at the same rate as the SPY’s share price.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

Futures and Forward Contracts Risk: In the event the market value of portfolio holdings correlated with a futures contract increases rather than decreases, the Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract. Additionally, in the event that such securities decline in value or the Portfolio determines not to complete an anticipatory hedge transaction relating to a futures contract, the Portfolio may realize a loss relating to the futures position.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield securities” or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Index Tracking Risk: The Portfolio’s ability to track the performance and/or holdings and weightings of an index with a high degree of correlation may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

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Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.

Investment Program Risk: In pursuing its investment program, the Portfolio seeks to reduce volatility over a full market cycle, including by limiting Portfolio losses relative to the broader market. The subadviser may not be successful in limiting volatility and there is a risk that the Portfolio will experience losses consistent with, or greater than, the equity market during a market downturn. In addition, the Portfolio’s strategy of using options to capture market upside will limit the returns of the Portfolio during periods in which the market is rising, particularly during periods of rapid appreciation, and the Portfolio may not experience investment gains comparable to the broader market. The Portfolio may not be able to enter into, or close out, options transactions at times or in quantities the subadviser believes necessary to accomplish the Portfolio’s investment strategy. Because the Portfolio’s strategy to limit volatility involves buying and selling options on one or more broad market indexes or financial instruments that seek to replicate or approximate the return of such an index, the Portfolio will incur additional costs in the form of options premiums that an investor would not incur investing directly in the securities of an index or in a fund that tracks the index directly, which costs will reduce the Portfolio’s returns. In addition, the Portfolio will forgo the opportunity to benefit fully from potential increases in value if the value of the instrument underlying an option rises above its strike price. Moreover, if the strike price of a purchased option is higher than the value of the underlying instrument at expiration, the option will expire worthless and the Portfolio will lose the premium paid for the option without a corresponding benefit.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Large Capitalization Companies Risk: SPY invests in the securities of large capitalization companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Underlying ETF’s, and, in turn, the Portfolio’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Portfolio’s shares. There is no requirement that these entities maintain their investment in the Portfolio. There is a risk that such large shareholders or that the Portfolio’s shareholders generally may redeem all or a substantial portion of their investments in the Portfolio in a short period of time, which could have a significant negative impact on the Portfolio’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Portfolio’s ability to implement its investment strategy. The Portfolio’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Portfolio may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

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Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Loan Risk: A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations, and junior loans can involve a higher degree of risk than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a portfolio manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, including the threat of or actual imposition of tariffs, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can disrupt the operations of the Portfolio and its services providers, adversely affect the liquidity and volatility of investments held by the Portfolio, and negatively impact the Portfolio’s performance. There is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

New/Small Portfolio Risk: The Portfolio recently commenced operations and has a limited operating history. As a new and relatively small fund, the Portfolio’s performance may not represent how the Portfolio is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Portfolio is new, an active secondary market for the shares of the Portfolio may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Portfolio, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Portfolio shares. These large shareholders may also loan or sell all or a portion of their Portfolio shares, which may result in increasing

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concentration of Portfolio shares in a small number of holders, and the potential for large redemptions, decreases in Portfolio assets and increased expenses for remaining shareholders.

Non-Diversification Risk: The Portfolio is a non-diversified portfolio, and therefore, it can invest in fewer individual companies than a diversified portfolio. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Portfolio may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Reverse Repurchase Agreement Risk: Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of a Portfolio’s assets. The use of reverse repurchase agreements is a form of leverage because the proceeds derived from reverse repurchase agreements may be invested in additional securities.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security will increase during the time the Portfolio has borrowed the security and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

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Target Outcome Period Risk: Each Underlying ETF’s investment strategy is designed to deliver returns that match the price return of SPY if shares are bought on the day on which the Underlying ETF enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period subject to the cap. Because the Portfolio will acquire shares of the Underlying ETFs in connection with creations of new shares of the Portfolio and during each quarterly rebalance, the Portfolio typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Portfolio will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Portfolio and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event the Portfolio acquires shares of an underlying ETF after the first day of a Target Outcome Period or disposes of shares prior to the expiration of the Target Outcome Period, the value of the Portfolio’s investment in Underlying ETF shares may not be buffered against a decline in the value of SPY and may not participate in a gain in the value of SPY for the Portfolio’s investment period.

Underlying ETF and SPY Risk: The value of an investment in the Portfolio will be related, to a degree, to the investment performance of the Underlying ETFs, and, in turn, SPY. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETFs will also expose the Fund to a pro rata portion of the Underlying ETFs’ fees and expenses. The fluctuating value of the FLEX Options will affect the Underlying ETFs’ value, and, in turn, Portfolio’s value.

The Portfolio intends to generally rebalance its portfolio to equal weight (i.e., 81/3% per Underlying ETF) quarterly, in connection with the reset of each Underlying ETF. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Portfolio having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Portfolio’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures.

US Government Securities Risk: US Government securities may be adversely affected by changes in interest rates, a default by, or further downgrades in the credit quality rating of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

10. Reorganization

On November 20, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF Natural Resources Portfolio (the “Merged Portfolio”) for shares of PSF PGIM Jennison Blend Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on March 25, 2025 and the reorganization took place at the close of business on April 11, 2025.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

PSF Natural Resources Portfolio	$456,488,035	$427,605,605

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 11, 2025:

Merged Portfolio	Class	Shares

PSF Natural Resources Portfolio	I	10,429,511

	II	314,012

	III	430,686

Acquiring Portfolio	Class	Shares	Value

PSF PGIM Jennison Blend Portfolio	I	3,901,432	$436,063,063

	II	115,096	12,378,593

	III	161,299	17,850,964

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For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Appreciation on Investments	Net Assets

PSF Natural Resources Portfolio	I	$27,009,993	$436,063,063

	II	766,738	12,378,593

	III	1,105,699	17,850,964

Acquiring Portfolio	Class	Net Assets

PSF PGIM Jennison Blend Portfolio	I	$5,924,463,298

	II	40,384,169

	III	3,239,982

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
PSF PGIM Jennison Blend Portfolio	$57,274,297	$1,236,489,326	$1,293,763,623

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: PSF Natural Resources Portfolio $2,924,758.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: PSF Natural Resources Portfolio $(33,475,601).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 11, 2025.

On November 20, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF Mid-Cap Growth Portfolio (the “Merged Portfolio”) for shares of PSF PGIM Jennison Growth Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on March 25, 2025 and the reorganization took place at the close of business on April 11, 2025.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

PSF Mid-Cap Growth Portfolio	$362,475,930	$348,969,025

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 11, 2025:

Merged Portfolio	Class	Shares

PSF Mid-Cap Growth Portfolio	I	13,968,565

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Merged Portfolio	Class	Shares

	II	2,447

	III	107,032

Acquiring Portfolio	Class	Shares	Value

PSF PGIM Jennison Growth Portfolio	I	2,358,690	$383,216,419

	II	405	61,519

	III	18,076	2,907,749

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Appreciation on Investments	Net Assets

PSF Mid-Cap Growth Portfolio	I	$13,403,054	$383,216,419

	II	2,152	61,519

	III	101,699	2,907,749

Acquiring Portfolio	Class	Net Assets

PSF PGIM Jennison Growth Portfolio	I	$3,246,662,074

	II	11,740,388

	III	13,679,783

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2025 would have been as follows:

Acquiring Portfolio	Net investment loss (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

PSF PGIM Jennison Growth Portfolio	$(6,212,163)	$605,974,145	$599,761,982

(a)

Net investment loss as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: PSF Mid-Cap Growth Portfolio $71,309.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: PSF Mid-Cap Growth Portfolio ($58,558,428).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 11, 2025.

On November 20, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF PGIM Government Income Portfolio (the “Merged Portfolio”) for shares of PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on March 25, 2025 and the reorganization took place at the close of business on April 25, 2025.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

PSF PGIM Government Income Portfolio	$152,012,858	$157,884,175

B42

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 25, 2025:

Merged Portfolio	Class	Shares

PSF PGIM Government Income Portfolio	I	11,211,293

	III	$318,973

Acquiring Portfolio	Class	Shares	Value

PSF PGIM Total Return Bond Portfolio	I	9,876,693	$149,140,462

	III	281,084	4,202,210

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Class	Unrealized Depreciation on Investments	Net Assets

PSF PGIM Government Income Portfolio	I	$(5,710,420)	$149,140,462

	III	(160,897)	4,202,210

Acquiring Portfolio	Class	Net Assets

PSF PGIM Total Return Bond Portfolio	I	$2,269,165,585

	III	20,006,517

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

PSF PGIM Total Return Bond Portfolio	$119,859,962	$66,978,726	$186,838,688

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: PSF PGIM Government Income Portfolio $1,733,515.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2025) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: PSF PGIM Government Income Portfolio $3,422,526.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 25, 2025.

11. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of June 30, 2026.

B43

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

The Prudential Series Fund

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, a Portfolio) consists of eight individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments or the Manager) and each Portfolio’s subadvisory agreement(s). As is further discussed below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2026 (the Meeting) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees who were advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as PGIM Investments’ role as administrator of the Portfolios’ liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Credit investment group of PGIM, Inc. (PGIM Credit), PGIM Limited (PGIML), Jennison Associates LLC (Jennison) and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PGIM Investments. The Board also considered that PGIM Investments pays the salaries of all of the officers and any Trustees who are employed by PGIM Investments or its affiliates. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis upon which to conclude that each Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates from serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Credit, PGIML, Jennison and PGIM Quantitative Solutions, each of which is an affiliate of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PGIM Investments may not be as significant as PGIM Investments’ profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PGIM Investments and the unaffiliated subadvisers, as well as the fact that PGIM investments compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including management fees set at comparatively low levels from inception, additional technological and personnel investments to enhance shareholder services, and maintenance of existing expense structures in the face of a rising cost environment, including as a result of declining Portfolio asset levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, and the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2025, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or performance or custom benchmark index (as applicable) and to a universe of mutual funds determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2025. The Board considered the management fee for each Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. The comparisons placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best-performing mutual funds and, for expenses, the lowest-cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PSF Global Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and underperformed over the other periods.

●

The Board noted that the Portfolio underwent a repositioning in May 2025 with a change in investment strategy and the termination of certain of the Portfolio’s prior subadvisers, and as a result, the Portfolio’s performance prior to May 2025 was not attributable to the Portfolio’s current investment strategy and subadviser mix..

●

The Board noted that Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses do not exceed 0.73% of the Portfolio’s average daily net assets through June 30, 2027.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM 50/50 Balanced Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	3rd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

●	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Ballast Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	N/A	N/A	N/A	N/A

Actual Management Fees: N/A

Net Total Expenses: N/A

●	The Board noted that due to its recent inception, performance information is not available for the Portfolio.

●

The Board noted that Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses do not exceed 0.700% of the Portfolio’s average daily net assets through June 30, 2027.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to allow the Portfolio to develop a longer track record and to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Flexible Managed Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	3rd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Government Money Market Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●

The Board noted that PGIM Investments has voluntarily agreed to limit the management fees of the Portfolio such that the one-day annualized yield of the Portfolio (excluding capital gain or loss) does not fall below 0.00%.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM High Yield Bond Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its performance benchmark index over all periods.

●

The Board also noted that PGIM Investments contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.57% of the Portfolio’s average daily net assets through June 30, 2027.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Blend Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	3rd Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●

The Board noted that the Portfolio outperformed its performance benchmark index over the one- and three-year periods and underperformed its performance benchmark index over the five- and ten-year periods.

●	The Board noted that the Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2027.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	3rd Quartile	1st Quartile	4th Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

●

The Board noted that the Portfolio outperformed its performance benchmark index over the three-year period and underperformed its performance benchmark index over the other periods. The Board noted that the Portfolio was classified as “diversified” and considered the Manager’s statements regarding the impact of capping constraints on diversified active managers, asserting that these constraints have made it difficult for such managers to outperform an increasingly concentrated index.

●

The Board considered the Manager’s assertions that following prior periods of underperformance (e.g., 2021 and 2022), the Portfolio delivered strong recoveries in subsequent periods (e.g., 2023), and that over the past ten years, the Portfolio underperformed the peer median in only 10% of rolling one- and three-year periods, compared to 34% for the average peer.

●	The Board noted that the Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Value Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its performance benchmark index over all periods.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	N/A	N/A	N/A	N/A

Actual Management Fees: N/A

Net Total Expenses: N/A

●	The Board noted that due to its recent inception, performance information is not available for the Portfolio.

●

The Board noted that Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses do not exceed 0.600% of the Portfolio’s average daily net assets through June 30, 2027.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to allow the Portfolio to develop a longer track record and to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	N/A	N/A	N/A	N/A

Actual Management Fees: N/A

Net Total Expenses: N/A

●	The Board noted that due to its recent inception, performance information is not available for the Portfolio.

●

The Board noted that Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses do not exceed 0.600% of the Portfolio’s average daily net assets through June 30, 2027.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to allow the Portfolio to develop a longer track record and to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Total Return Bond Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	1st Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Small-Cap Stock Index Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	4th Quartile	3rd Quartile	2nd Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile
●	The Board noted that the Portfolio outperformed its performance benchmark index over all periods.

●

The Board considered the Manager’s assertion that the Portfolio’s performance benchmark index is the most appropriate basis for performance comparisons because the Portfolio is a passive indexing strategy that seeks to track the performance of its performance benchmark.

●

The Board also considered that the Manager has voluntarily agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.38% of the Portfolio’s average daily net assets.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Stock Index Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	3rd Quartile	3rd Quartile	1st Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period and underperformed its benchmark over all other periods.

●

The Board considered the Manager’s assertion that the Portfolio’s performance benchmark index is the most appropriate basis for performance comparisons because the Portfolio is a passive indexing strategy that seeks to track the performance of its performance benchmark. In this regard, the Board considered the Manager’s statement that the Portfolio’s performance is consistent with its objective and exhibits a similar composition and high correlation to the benchmark index, minus expenses.

●	The Board also noted that the Manager has voluntarily agreed to waive 0.03% of its investment management fee through June 30, 2027.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of each of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  The Prudential Series Fund

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Allen
Kenneth Allen
President and Principal Executive Officer

Date:	August 17, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 17, 2026